Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)
Argentina – 1.0%
MercadoLibre, Inc.*	2,604	$3,511
Australia – 0.1%
IDP Education Ltd.	13,306	336
Austria – 0.1%
Erste Group Bank A.G.	9,813	461
Brazil – 4.1%
Ambev S.A. ADR	1,283,955	3,595
CSN Mineracao S.A.	655,900	793
Hypera S.A.*	235,500	1,195
Localiza Rent a Car S.A.	17,200	164
Petroleo Brasileiro S.A. ADR	39,753	437
Suzano S.A.*	444,053	4,785
Vale S.A.	63,900	895
Vale S.A. ADR	79,903	1,120
WEG S.A.	199,300	1,180
		14,164
Canada – 0.5%
First Quantum Minerals Ltd.	77,000	1,843
China – 16.7%
Airtac International Group	3,000	110
Alibaba Group Holding Ltd.*	72,400	1,084
Alibaba Group Holding Ltd. ADR*	11,996	1,425
ANTA Sports Products Ltd.	40,600	609
BYD Co. Ltd., Class H	32,000	1,094
Centre Testing International Group Co. Ltd., Class A	317,900	1,340
China International Capital Corp. Ltd., Class H	769,600	2,122
China Longyuan Power Group Corp. Ltd., Class H	964,000	2,250
China Merchants Bank Co. Ltd., Class H	96,500	750
China Vanke Co. Ltd., Class H	190,700	444
Chinasoft International Ltd.*	482,000	629
Chongqing Brewery Co. Ltd., Class A*	50,600	1,201
Contemporary Amperex Technology Co. Ltd., Class A	44,500	4,104
Dongfeng Motor Group Co. Ltd., Class H	3,072,924	2,555
Ganfeng Lithium Co. Ltd., Class H	93,600	1,473
JD.com, Inc. ADR*	2,919	205
JD.com, Inc., Class A*	108,350	3,822
Li Ning Co. Ltd.	218,000	2,386
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 16.7%continued
LONGi Green Energy Technology Co. Ltd., Class A	162,300	$2,195
Meituan, Class B*	16,700	483
NARI Technology Co. Ltd., Class A	206,100	1,297
NetEase, Inc.	135,400	2,776
NetEase, Inc. ADR	1,698	173
Shenzhen Inovance Technology Co. Ltd., Class A	136,097	1,468
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	23,200	1,386
Silergy Corp.	14,600	2,638
Sungrow Power Supply Co. Ltd., Class A	86,499	1,982
Tencent Holdings Ltd.	107,800	6,324
Want Want China Holdings Ltd.	2,836,969	2,605
WuXi AppTec Co. Ltd., Class H	75,800	1,312
Wuxi Biologics Cayman, Inc.*	143,500	1,706
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	151,100	1,763
Xtep International Holdings Ltd.	566,000	944
Yadea Group Holdings Ltd.	82,000	160
Yunnan Energy New Material Co. Ltd., Class A	18,500	726
		57,541
Denmark – 0.1%
Novo Nordisk A/S, Class B	2,678	299
Egypt – 0.9%
Commercial International Bank Egypt S.A.E.*	944,045	3,184
France – 0.9%
Hermes International	148	258
LVMH Moet Hennessy Louis Vuitton S.E.	651	537
Sartorius Stedim Biotech	1,564	857
Teleperformance	3,627	1,617
		3,269
Hong Kong – 1.2%
AIA Group Ltd.	101,800	1,026
Bosideng International Holdings Ltd.	1,480,000	932
SITC International Holdings Co. Ltd.	192,000	695
Techtronic Industries Co. Ltd.	68,000	1,354
		4,007
Hungary – 0.3%
OTP Bank Nyrt.*	22,312	1,140

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
India – 14.8%
Apollo Hospitals Enterprise Ltd.	22,246	$1,501
Asian Paints Ltd.	48,147	2,184
Bajaj Finance Ltd.	24,472	2,297
Bharti Airtel Ltd.*	74,392	684
Escorts Ltd.	31,801	816
Fortis Healthcare Ltd.*	40,836	163
HDFC Bank Ltd.	132,050	2,618
HDFC Bank Ltd. ADR	57,165	3,720
Hero MotoCorp Ltd.	100,069	3,308
Housing Development Finance Corp. Ltd.	102,601	3,554
ICICI Bank Ltd. ADR	171,133	3,387
Indian Energy Exchange Ltd.	250,661	852
Info Edge India Ltd.	4,400	330
Infosys Ltd.	11,419	290
Infosys Ltd. ADR	230,955	5,845
Maruti Suzuki India Ltd.	17,411	1,738
Mindtree Ltd.	25,687	1,648
Motherson Sumi Systems Ltd.	407,852	1,225
Reliance Industries Ltd.	69,735	2,220
Tata Consultancy Services Ltd.	196,651	9,891
Tata Motors Ltd. ADR*	46,500	1,492
Titan Co. Ltd.	19,755	671
UltraTech Cement Ltd.	7,624	779
		51,213
Indonesia – 1.9%
Astra International Tbk PT	8,053,208	3,217
Bank Central Asia Tbk PT	4,329,300	2,194
Bank Jago Tbk PT*	371,400	417
Telkom Indonesia Persero Tbk PT	1,305,700	373
Vale Indonesia Tbk PT	1,113,000	366
		6,567
Japan – 0.2%
Shimano, Inc.	1,200	319
Tokyo Electron Ltd.	580	332
		651
Malaysia – 0.1%
IHH Healthcare Bhd.	196,300	346
Mexico – 6.9%
Alfa S.A.B. de C.V., Class A	2,448,488	1,797
America Movil S.A.B. de C.V., Class L ADR	200,989	4,243
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Mexico – 6.9%continued
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	276,449	$1,874
Cemex S.A.B. de C.V., Series CPO*	992,100	678
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	46,300	640
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	50,700	1,045
Grupo Financiero Banorte S.A.B. de C.V., Series O	248,700	1,618
Grupo Mexico S.A.B. de C.V., Series B	655,897	2,859
Nemak S.A.B. de C.V.*	1,008,524	299
Wal-Mart de Mexico S.A.B. de C.V.	2,390,300	8,898
		23,951
Netherlands – 0.5%
ASML Holding N.V.	2,101	1,675
Peru – 1.6%
Cia de Minas Buenaventura S.A.A. ADR*	143,573	1,051
Credicorp Ltd.	36,033	4,398
		5,449
Poland – 0.1%
Dino Polska S.A.*	3,906	356
Russia – 3.0%
Gazprom PJSC	354,090	1,615
Gazprom PJSC ADR	27,330	252
HeadHunter Group PLC ADR	9,730	497
LUKOIL PJSC ADR (OTC US Exchange)	58,779	5,246
Moscow Exchange MICEX-RTS PJSC	189,300	386
Sberbank of Russia PJSC ADR	141,551	2,266
Yandex N.V., Class A*	3,910	236
		10,498
Singapore – 0.3%
DBS Group Holdings Ltd.	40,600	983
South Africa – 3.6%
Anglo American Platinum Ltd.	5,868	668
Aspen Pharmacare Holdings Ltd.	65,442	923
Bid Corp. Ltd.	104,277	2,133
Bidvest Group (The) Ltd.	293,873	3,495
Capitec Bank Holdings Ltd.	7,869	1,007
Clicks Group Ltd.	12,877	255
Impala Platinum Holdings Ltd.	30,311	428

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Africa – 3.6%continued
Standard Bank Group Ltd.	230,371	$2,024
Truworths International Ltd.	451,845	1,482
		12,415
South Korea – 16.3%
Amorepacific Corp.	16,783	2,340
Ecopro B.M. Co. Ltd.	2,126	892
Hana Financial Group, Inc.	14,409	507
Hyundai Mobis Co. Ltd.	8,585	1,823
Hyundai Motor Co.	53,271	9,360
KakaoBank Corp.*	4,336	215
Kia Corp.	43,784	3,006
LG Chem Ltd.	1,568	809
LG Household & Health Care Ltd.	1,148	1,059
NAVER Corp.	8,152	2,588
Orion Corp.	24,973	2,173
POSCO	16,247	3,730
Samsung Biologics Co. Ltd.*	3,737	2,835
Samsung Electronics Co. Ltd.	261,379	17,159
Samsung Electronics Co. Ltd. GDR (Registered)	413	678
Samsung SDI Co. Ltd.	604	331
Shinhan Financial Group Co. Ltd.	73,948	2,280
SK Hynix, Inc.	40,194	4,398
		56,183
Sweden – 0.4%
Atlas Copco AB, Class A	9,188	636
Epiroc AB, Class A	30,169	765
		1,401
Switzerland – 0.8%
Straumann Holding A.G. (Registered)	666	1,407
TE Connectivity Ltd.	7,810	1,260
		2,667
Taiwan – 10.5%
ASPEED Technology, Inc.	2,500	321
Delta Electronics, Inc.	21,000	209
Giant Manufacturing Co. Ltd.	26,000	324
Hon Hai Precision Industry Co. Ltd.	1,591,796	5,968
Largan Precision Co. Ltd.	5,000	445
Makalot Industrial Co. Ltd.	166,000	1,482
MediaTek, Inc.	69,000	2,950
momo.com, Inc.	16,300	955
Nien Made Enterprise Co. Ltd.	44,000	656
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Taiwan – 10.5%continued
Taiwan Semiconductor Manufacturing Co. Ltd.	364,100	$8,062
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	109,950	13,228
Vanguard International Semiconductor Corp.	265,000	1,514
		36,114
Thailand – 0.8%
CP ALL PCL (Registered)	872,700	1,541
PTT Exploration & Production PCL NVDR	339,600	1,196
		2,737
Turkey – 0.9%
Turkcell Iletisim Hizmetleri A.S.	989,154	1,348
Turkiye Petrol Rafinerileri A.S.*	142,870	1,668
		3,016
United Arab Emirates – 0.8%
Emaar Properties PJSC	2,146,379	2,852
United Kingdom – 0.3%
Endava PLC ADR*	6,730	1,130
United States – 3.4%
Copa Holdings S.A., Class A*	27,313	2,258
Danaher Corp.	2,720	895
EPAM Systems, Inc.*	1,425	952
Estee Lauder (The) Cos., Inc., Class A	4,210	1,559
Microsoft Corp.	6,590	2,216
NVIDIA Corp.	3,380	994
Samsonite International S.A.*	279,900	569
Tenaris S.A. ADR	105,586	2,202
		11,645
Uruguay – 0.9%
Globant S.A.*	9,700	3,047
Total Common Stocks
(Cost $266,887)		324,651

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
PARTICIPATION (EQUITY LINKED) NOTES – 1.1%
United Kingdom – 1.1%
Al Rajhi Bank, Issued by HSBC Bank PLC, Expires 9/12/22	84,421	$3,179
Leejam Sports Co., Issued by HSBC Bank PLC, Expires 1/17/23	19,801	573
		3,752
Total Participation (Equity Linked) Notes
(Cost $2,665)		3,752

PREFERRED STOCKS – 1.6% (1)
Brazil – 0.9%
Itau Unibanco Holding S.A. ADR, 0.83%(2)	693,282	2,600
Petroleo Brasileiro S.A., 7.52%(2)	93,700	475
		3,075
Colombia – 0.3%
Bancolombia S.A. ADR, 0.84%(2)	34,632	1,094
South Korea – 0.4%
Samsung Electronics Co. Ltd., 2.02%(2)	22,564	1,351
Total Preferred Stocks
(Cost $5,711)		5,520

INVESTMENT COMPANIES – 3.1%
iShares Core S&P 500 ETF	7,300	3,482
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	7,236,910	7,237
Total Investment Companies
(Cost $10,668)		10,719

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
U.S. Treasury Bill, 0.04%, 1/27/22(5) (6)	$1,990	$1,990
Total Short-Term Investments
(Cost $1,990)		1,990

Total Investments – 100.4%
(Cost $287,921)		346,632
Liabilities less Other Assets – (0.4%)		(1,482)
Net Assets – 100.0%		$345,150

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2021 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	105	$6,438	Long	3/22	$25

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	27.7%
Korean Won	16.5
Hong Kong Dollar	11.6
Indian Rupee	10.6
Taiwan Dollar	7.4
Mexican Peso	5.2
All other currencies less than 5%	21.4
Total Investments	100.4
Liabilities less Other Assets	(0.4)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$3,511	$—	$—	$3,511
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Brazil	$5,152	$9,012	$—	$14,164
Canada	1,843	—	—	1,843
China	4,408	53,133	—	57,541
Egypt	3,184	—	—	3,184
India	14,444	36,769	—	51,213
Mexico	23,951	—	—	23,951
Peru	5,449	—	—	5,449
Russia	733	9,765	—	10,498
Switzerland	1,260	1,407	—	2,667
Taiwan	13,228	22,886	—	36,114
United Kingdom	1,130	—	—	1,130
United States	11,076	569	—	11,645
Uruguay	3,047	—	—	3,047
All Other Countries(1)	—	98,694	—	98,694
Total Common Stocks	92,416	232,235	—	324,651
Participation (Equity Linked) Notes	3,752	—	—	3,752
Preferred Stocks:
Brazil	2,600	475	—	3,075
Colombia	1,094	—	—	1,094
South Korea	—	1,351	—	1,351
Total Preferred Stocks	3,694	1,826	—	5,520
Investment Companies	10,719	—	—	10,719
Short-Term Investments	—	1,990	—	1,990
Total Investments	$110,581	$236,051	$—	$346,632
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$25	$—	$—	$25

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,145	$202,013	$210,921	$—*	$7,237	7,236,910

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)
Argentina – 0.2%
MercadoLibre, Inc.*	1,181	$1,592
YPF S.A. ADR*	36,402	139
		1,731
Australia – 2.8%
Allkem Ltd.*	69,480	529
Ansell Ltd.	17,087	391
Atlassian Corp. PLC, Class A*	11,859	4,522
Bank of Queensland Ltd.	63,258	372
Beach Energy Ltd.	397,652	365
Charter Hall Group	61,753	927
CSL Ltd.	39,901	8,450
CSR Ltd.	66,989	287
Elders Ltd.	50,841	453
JB Hi-Fi Ltd.	10,616	373
Mineral Resources Ltd.	10,802	440
OZ Minerals Ltd.	36,329	749
Pendal Group Ltd.	67,968	276
Seven Group Holdings Ltd.	22,113	348
Shopping Centres Australasia Property Group	177,434	384
Super Retail Group Ltd.	33,498	304
Technology One Ltd.	43,464	404
		19,574
Austria – 0.2%
Erste Group Bank A.G.	24,584	1,156
Belgium – 0.2%
Ageas S.A./N.V.	27,478	1,424
Brazil – 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo*	163,157	1,189
Telefonica Brasil S.A.	96,533	842
Ultrapar Participacoes S.A.	128,260	339
		2,370
Canada – 5.2%
Air Canada*	142,200	2,375
ARC Resources Ltd.	136,911	1,245
ATS Automation Tooling Systems, Inc.*	16,341	649
Ballard Power Systems, Inc.*	8,285	104
Barrick Gold Corp.	71,413	1,358
Boardwalk Real Estate Investment Trust	10,304	447
BRP, Inc.	9,704	850
Cameco Corp.	33,156	723
Canadian National Railway Co.	8,300	1,019
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Canada – 5.2%continued
Canadian Pacific Railway Ltd.	101,125	$7,275
Canadian Western Bank	16,071	461
Canfor Corp.*	13,561	344
Celestica, Inc.*	26,471	295
CI Financial Corp.	20,792	435
Descartes Systems Group (The), Inc.*	5,063	419
Dundee Precious Metals, Inc.	62,125	384
Finning International, Inc.	23,295	587
Fortuna Silver Mines, Inc.*	40,451	158
Kinross Gold Corp.	165,119	959
Lululemon Athletica, Inc.*	15,152	5,931
Parex Resources, Inc.	36,699	627
Shopify, Inc., Class A*	5,310	7,314
Stella-Jones, Inc.	8,715	276
TFI International, Inc.	3,023	339
Tilray, Inc., Class 2*	15,851	112
Tourmaline Oil Corp.	20,000	646
Tricon Residential, Inc.	45,373	694
		36,026
China – 2.2%
Beijing Capital International Airport Co. Ltd., Class H*	344,000	211
Dongfeng Motor Group Co. Ltd., Class H	1,543,539	1,283
Li Ning Co. Ltd.	358,500	3,923
Shenzhou International Group Holdings Ltd.	184,300	3,543
Tencent Holdings Ltd.	40,140	2,355
Wuxi Biologics Cayman, Inc.*	328,309	3,902
		15,217
Denmark – 1.8%
DSV A/S	32,831	7,586
Netcompany Group A/S	2,722	290
Novo Nordisk A/S, Class B	37,828	4,229
Royal Unibrew A/S	2,656	300
		12,405
Finland – 0.6%
Kemira OYJ	16,336	246
Metso Outotec OYJ	38,505	410
Nokia OYJ*	378,172	2,376
TietoEVRY OYJ	12,875	400
Valmet OYJ	19,961	850
		4,282

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
France – 10.1%
Alstom S.A.	70,862	$2,524
Arkema S.A.	3,328	469
AXA S.A.	190,906	5,689
BNP Paribas S.A.	40,439	2,794
Carrefour S.A.	61,131	1,120
Cie de Saint-Gobain	44,219	3,110
Criteo S.A. ADR*	7,340	285
Danone S.A.	43,176	2,682
Dassault Aviation S.A.	7,554	816
Dassault Systemes S.E.	21,989	1,304
Edenred	5,407	250
Eiffage S.A.	6,879	710
Elis S.A.*	23,197	402
Engie S.A.	189,237	2,802
Faurecia S.E.	13,668	650
Kering S.A.	1,569	1,259
Klepierre S.A.*	25,393	602
Korian S.A.	11,349	360
La Francaise des Jeux S.A.E.M.(2)	6,763	300
LVMH Moet Hennessy Louis Vuitton S.E.	10,659	8,796
Nexans S.A.	6,060	593
Nexity S.A.	12,607	593
Orange S.A.	132,484	1,419
Pernod Ricard S.A.	24,564	5,910
Publicis Groupe S.A.	4,974	335
Renault S.A.*	26,009	903
Rexel S.A.*	63,506	1,291
Sanofi	44,292	4,450
SCOR S.E.	27,617	862
Societe Generale S.A.	64,685	2,221
SOITEC*	3,604	877
Sopra Steria Group	2,578	461
TotalEnergies S.E.	179,432	9,114
Valeo	48,153	1,456
Vallourec S.A.*	43,858	439
Vinci S.A.	17,622	1,867
		69,715
Germany – 5.4%
adidas A.G.	9,788	2,823
Aurubis A.G.	4,627	464
BASF S.E.	50,523	3,554
Bayer A.G. (Registered)	28,758	1,540
Bechtle A.G.	7,948	570
Carl Zeiss Meditec A.G. (Bearer)	1,606	338
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Germany – 5.4%continued
CECONOMY A.G.*	92,402	$398
Continental A.G.*	11,624	1,231
Daimler A.G. (Registered)	17,957	1,379
Daimler Truck Holding A.G.*	9,300	342
Dermapharm Holding S.E.	3,837	390
Deutsche Pfandbriefbank A.G.	38,849	466
DWS Group GmbH & Co. KGaA	8,602	347
Freenet A.G.	19,762	524
Fresenius S.E. & Co. KGaA	50,563	2,039
GEA Group A.G.	9,562	524
Gerresheimer A.G.	5,082	490
HUGO BOSS A.G.	5,381	328
Infineon Technologies A.G.	6,164	286
LANXESS A.G.	6,964	432
METRO A.G.	19,095	200
ProSiebenSat.1 Media S.E.	29,717	474
Rheinmetall A.G.	5,146	487
RTL Group S.A.	16,558	880
RWE A.G.	72,415	2,942
SAP S.E.	48,218	6,887
Siemens A.G. (Registered)	11,148	1,938
Siemens Healthineers A.G.(2)	54,251	4,065
Sixt S.E.*	1,685	298
TAG Immobilien A.G.	20,640	578
United Internet A.G. (Registered)	9,949	395
		37,609
Hong Kong – 1.1%
AIA Group Ltd.	546,511	5,510
ASM Pacific Technology Ltd.	24,300	262
China High Precision Automation Group Ltd.(3) *	982,000	—
CK Asset Holdings Ltd.	227,018	1,432
Hysan Development Co. Ltd.	91,000	281
Pacific Basin Shipping Ltd.	791,000	290
United Laboratories International Holdings (The) Ltd.	332,000	186
		7,961
Indonesia – 0.3%
Bank Mandiri Persero Tbk PT	4,886,780	2,408
Ireland – 6.3%
Accenture PLC, Class A	27,148	11,254
AerCap Holdings N.V.*	8,631	565
AIB Group PLC*	17,659	43
AIB Group PLC (London Exchange)*	351,519	852

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Ireland – 6.3%continued
Bank of Ireland Group PLC*	87,688	$497
Bank of Ireland Group PLC (London Exchange)*	206,826	1,186
Dalata Hotel Group PLC*	72,771	308
Experian PLC	209,671	10,285
Glanbia PLC	20,163	282
ICON PLC*	42,828	13,264
Medtronic PLC	25,610	2,649
Ryanair Holdings PLC ADR*	22,267	2,279
		43,464
Israel – 0.3%
Inmode Ltd.*	14,295	1,009
Perion Network Ltd.*	20,640	497
Radware Ltd.*	9,181	382
		1,888
Italy – 3.8%
ACEA S.p.A.	20,246	431
Assicurazioni Generali S.p.A.	91,739	1,936
Banca Mediolanum S.p.A.	40,702	399
BPER Banca	258,350	532
Buzzi Unicem S.p.A.	17,215	370
De' Longhi S.p.A.	7,875	281
Enel S.p.A.	448,788	3,574
Eni S.p.A.	198,464	2,743
Ferrari N.V.	25,184	6,478
Interpump Group S.p.A.	4,627	337
Reply S.p.A.	3,932	794
Saipem S.p.A.*	238,838	501
UniCredit S.p.A.	530,456	8,166
		26,542
Japan – 12.4%
Alfresa Holdings Corp.	44,300	590
Alps Alpine Co. Ltd.	55,920	528
ASKUL Corp.	19,100	255
BayCurrent Consulting, Inc.	2,300	886
Benesse Holdings, Inc.	3,705	73
Chiyoda Corp.*	54,311	166
CKD Corp.	19,300	392
Daihen Corp.	7,900	328
Dai-ichi Life Holdings, Inc.	83,730	1,692
DeNA Co. Ltd.	43,031	663
Denka Co. Ltd.	12,100	396
Eiken Chemical Co. Ltd.	21,200	355
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Japan – 12.4%continued
Eisai Co. Ltd.	9,223	$524
FANUC Corp.	23,800	5,045
Food & Life Cos Ltd.	10,600	399
Fuji Corp.	19,800	443
Fuji Media Holdings, Inc.	29,018	279
Fuji Soft, Inc.	5,700	275
FULLCAST Holdings Co. Ltd.	13,100	280
GungHo Online Entertainment, Inc.	15,700	353
H.U. Group Holdings, Inc.	15,900	403
Hino Motors Ltd.	161,070	1,328
Honda Motor Co. Ltd.	112,756	3,166
INFRONEER Holdings, Inc.	34,800	316
Inpex Corp.	181,311	1,581
Internet Initiative Japan, Inc.	21,100	871
Invincible Investment Corp.	728	230
Isuzu Motors Ltd.	143,827	1,789
Japan Airlines Co. Ltd.*	67,890	1,296
JGC Holdings Corp.	102,312	855
Kamigumi Co. Ltd.	32,200	608
Kanamoto Co. Ltd.	10,100	212
Kaneka Corp.	9,800	322
Kenedix Office Investment Corp.	51	315
Keyence Corp.	10,620	6,674
Kintetsu World Express, Inc.	15,900	413
Komeri Co. Ltd.	11,700	260
Kumagai Gumi Co. Ltd.	11,000	275
Lasertec Corp.	26,200	7,965
Mitsubishi Estate Co. Ltd.	102,313	1,418
Mitsubishi Heavy Industries Ltd.	21,437	496
Mitsubishi Motors Corp.*	129,040	359
Mitsubishi UFJ Financial Group, Inc.	459,632	2,497
Morinaga Milk Industry Co. Ltd.	6,700	317
MS&AD Insurance Group Holdings, Inc.	24,840	766
Murata Manufacturing Co. Ltd.	33,100	2,628
NEC Networks & System Integration Corp.	26,700	417
Nikon Corp.	87,006	938
Nippon Accommodations Fund, Inc.	56	323
Nippon Electric Glass Co. Ltd.	21,500	551
Nippon Suisan Kaisha Ltd.	53,200	251
Nippon Television Holdings, Inc.	53,883	547
Nissan Motor Co. Ltd.*	257,009	1,242
Nomura Holdings, Inc.	122,742	535

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Japan – 12.4%continued
North Pacific Bank Ltd.	105,900	$230
Ono Pharmaceutical Co. Ltd.	82,030	2,033
Open House Group Co. Ltd.	13,500	708
Outsourcing, Inc.	16,200	218
Rengo Co. Ltd.	52,200	395
Resona Holdings, Inc.	463,014	1,801
Resorttrust, Inc.	17,400	284
Saizeriya Co. Ltd.	10,600	276
Sankyu, Inc.	7,300	303
Sanwa Holdings Corp.	27,000	288
Sawai Group Holdings Co. Ltd.	7,700	294
Shimamura Co. Ltd.	14,190	1,192
Shinko Electric Industries Co. Ltd.	29,200	1,384
Ship Healthcare Holdings, Inc.	14,800	345
Sompo Holdings, Inc.	7,800	330
Starts Corp., Inc.	11,500	251
Subaru Corp.	83,860	1,500
Sumitomo Electric Industries Ltd.	116,930	1,524
Sumitomo Forestry Co. Ltd.	21,500	416
Sumitomo Heavy Industries Ltd.	27,700	672
Sumitomo Mitsui Financial Group, Inc.	123,565	4,224
Sumitomo Mitsui Trust Holdings, Inc.	50,760	1,695
T&D Holdings, Inc.	170,755	2,185
Taiheiyo Cement Corp.	34,170	676
Taiyo Yuden Co. Ltd.	9,400	538
Takeda Pharmaceutical Co. Ltd.	46,656	1,275
Takeuchi Manufacturing Co. Ltd.	13,900	330
THK Co. Ltd.	45,749	1,103
Tokyo Seimitsu Co. Ltd.	7,700	339
Tokyotokeiba Co. Ltd.	5,700	211
TOPPAN, Inc.	31,370	588
Toyo Tire Corp.	28,600	444
Ushio, Inc.	14,500	241
Valor Holdings Co. Ltd.	13,300	248
West Holdings Corp.	8,200	407
Zenkoku Hosho Co. Ltd.	9,600	418
Zeon Corp.	18,300	211
		85,663
Jordan – 0.0%
Hikma Pharmaceuticals PLC	9,600	288
Macau – 0.3%
Sands China Ltd.*	856,400	1,995
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Malaysia – 0.1%
CIMB Group Holdings Bhd.	631,145	$826
Mexico – 0.4%
America Movil S.A.B. de C.V., Class L ADR	54,223	1,145
Grupo Financiero Banorte S.A.B. de C.V., Series O	103,570	673
Wal-Mart de Mexico S.A.B. de C.V.	186,233	693
		2,511
Netherlands – 4.9%
ABN AMRO Bank N.V. - C.V.A.	101,346	1,490
Adyen N.V.(2) *	1,799	4,707
Akzo Nobel N.V.	16,039	1,766
ArcelorMittal S.A.	38,792	1,248
ASM International N.V.	773	339
ASML Holding N.V.	2,896	2,309
ASML Holding N.V. (Registered)	10,369	8,255
ASR Nederland N.V.	12,698	584
BE Semiconductor Industries N.V.	4,792	406
Euronext N.V.	4,404	457
Fugro N.V.*	29,956	235
ING Groep N.V.	215,862	3,008
PostNL N.V.	118,013	512
Royal Dutch Shell PLC, Class A	128,146	2,816
Royal Dutch Shell PLC, Class B	221,488	4,862
Signify N.V.	13,348	615
VEON Ltd. ADR*	309,636	530
		34,139
Norway – 0.1%
Norsk Hydro ASA	71,015	559
Sparebanken Vest	25,011	284
		843
Peru – 0.1%
Credicorp Ltd.	6,366	777
Russia – 0.4%
Gazprom PJSC ADR	187,573	1,727
LUKOIL PJSC ADR (OTC US Exchange)	4,974	444
Sberbank of Russia PJSC ADR	47,370	758
		2,929
Singapore – 0.1%
Frasers Logistics & Commercial Trust	400,100	451
Sembcorp Industries Ltd.	221,600	329
		780

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
South Africa – 0.3%
Gold Fields Ltd. ADR	37,944	$417
Impala Platinum Holdings Ltd.	8,235	116
MTN Group Ltd.*	45,308	484
Old Mutual Ltd.	880,060	724
		1,741
South Korea – 3.0%
AfreecaTV Co. Ltd.	5,476	932
Cosmax, Inc.*	2,451	179
Coway Co. Ltd.	19,532	1,215
Hankook Tire & Technology Co. Ltd.	21,834	725
KB Financial Group, Inc.	47,757	2,201
KT Corp. ADR	137,621	1,730
LEENO Industrial, Inc.	2,283	380
LG Innotek Co. Ltd.	1,491	456
LOTTE Fine Chemical Co. Ltd.	4,898	309
LX Semicon Co. Ltd.	3,597	506
Maeil Dairies Co. Ltd.	3,723	215
Neowiz*	12,998	393
Osstem Implant Co. Ltd.	8,399	1,005
Partron Co. Ltd.	30,729	342
PharmaResearch Co. Ltd.	5,770	397
Samsung Electronics Co. Ltd.	77,964	5,118
Samsung Engineering Co. Ltd.*	22,689	436
Shinhan Financial Group Co. Ltd.	60,576	1,868
SK Hynix, Inc.	20,762	2,272
Soulbrain Co. Ltd.	1,304	305
		20,984
Spain – 3.1%
Acciona S.A.	3,097	590
Acerinox S.A.	35,825	461
Aena S.M.E. S.A.*	15,317	2,420
Amadeus IT Group S.A.*	147,472	9,933
Applus Services S.A.	31,126	286
Banco Bilbao Vizcaya Argentaria S.A.	198,112	1,176
Bankinter S.A.	93,155	472
CaixaBank S.A.	1,621,890	4,448
Cia de Distribucion Integral Logista Holdings S.A.	17,677	352
Laboratorios Farmaceuticos Rovi S.A.	8,787	737
Merlin Properties Socimi S.A.	38,584	419
Viscofan S.A.	4,026	260
		21,554
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Sweden – 2.8%
Arjo AB, Class B	33,873	$415
Atlas Copco AB, Class A	83,472	5,778
Cibus Nordic Real Estate AB	11,622	373
Dometic Group AB	28,612	374
Evolution AB	67,541	9,502
G5 Entertainment AB	6,277	275
Getinge AB, Class B	7,494	325
Kindred Group PLC SDR	23,348	276
Swedbank AB, Class A	64,641	1,298
Trelleborg AB, Class B	14,527	380
Wihlborgs Fastigheter AB	20,024	454
		19,450
Switzerland – 9.1%
Adecco Group A.G. (Registered)	52,508	2,685
Alcon, Inc.	70,114	6,177
Bossard Holding A.G., Class A (Registered)	976	351
Bucher Industries A.G. (Registered)	1,138	561
Cie Financiere Richemont S.A., Class A (Registered)	14,135	2,111
Coca-Cola HBC A.G. - CDI*	8,459	292
Credit Suisse Group A.G. (Registered)	223,303	2,166
Forbo Holding A.G. (Registered)	186	380
Holcim Ltd. (OTC US Exchange)*	50,088	2,549
Julius Baer Group Ltd.	13,896	929
Lonza Group A.G. (Registered)	7,546	6,286
Medmix A.G.*	2,513	124
Nestle S.A. (Registered)	48,227	6,742
Novartis A.G. (Registered)	87,745	7,705
PSP Swiss Property A.G. (Registered)	4,289	534
Roche Holding A.G. (Genusschein)	8,680	3,598
Sika A.G. (Registered)	18,867	7,832
Sulzer A.G. (Registered)	3,534	348
Swissquote Group Holding S.A. (Registered)	2,350	516
Tecan Group A.G. (Registered)	1,256	764
Temenos A.G. (Registered)	14,866	2,051
UBS Group A.G. (Registered)	214,385	3,848
Vontobel Holding A.G. (Registered)	7,243	634
Zur Rose Group A.G.*	552	142
Zurich Insurance Group A.G.	8,084	3,543
		62,868
Taiwan – 1.5%
Catcher Technology Co. Ltd.	184,293	1,039

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Taiwan – 1.5%continued
Hon Hai Precision Industry Co. Ltd.	335,750	$1,259
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	68,662	8,261
		10,559
Thailand – 0.3%
Kasikornbank PCL (Registered)	67,803	287
Kasikornbank PCL NVDR	377,526	1,603
		1,890
Turkey – 0.2%
Turk Telekomunikasyon A.S.	736,334	536
Turkcell Iletisim Hizmetleri A.S.	412,455	562
		1,098
United Kingdom – 10.1%
888 Holdings PLC	75,720	309
Anglo American PLC	54,626	2,236
AstraZeneca PLC	26,246	3,058
Atlantica Sustainable Infrastructure PLC	8,812	315
Babcock International Group PLC*	159,788	690
BAE Systems PLC	294,045	2,191
Barclays PLC	740,544	1,882
BP PLC	1,797,678	7,997
British American Tobacco PLC	59,608	2,209
British Land (The) Co. PLC	134,212	962
BT Group PLC	643,580	1,472
Bunzl PLC	32,020	1,249
Capricorn Energy PLC	147,448	375
Centrica PLC*	600,733	580
Close Brothers Group PLC	19,879	377
Compass Group PLC*	108,019	2,406
Computacenter PLC	18,505	729
Cranswick PLC	7,662	384
CVS Group PLC	9,391	285
easyJet PLC*	67,766	509
Electrocomponents PLC	25,191	410
Endeavour Mining PLC	41,307	906
Future PLC	19,956	1,033
GlaxoSmithKline PLC	50,610	1,100
IG Group Holdings PLC	30,030	331
IMI PLC	28,032	657
Inchcape PLC	39,923	491
Intermediate Capital Group PLC	12,868	381
J Sainsbury PLC	406,476	1,516
Kingfisher PLC	205,518	940
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
United Kingdom – 10.1%continued
Land Securities Group PLC	92,847	$974
LondonMetric Property PLC	97,934	375
Marks & Spencer Group PLC*	338,120	1,056
Micro Focus International PLC	58,138	328
OSB Group PLC	69,154	518
Pets at Home Group PLC	70,521	443
Prudential PLC	163,234	2,815
Redrow PLC	59,123	560
RELX PLC	12,120	392
RELX PLC (London Exchange)	35,981	1,173
Rolls-Royce Holdings PLC*	3,589,321	5,986
Royal Mail PLC	82,946	569
Safestore Holdings PLC	38,499	733
Sage Group (The) PLC	343,013	3,946
Savills PLC	16,674	317
Serco Group PLC	215,126	392
Spirent Communications PLC	97,418	365
Standard Chartered PLC	304,643	1,841
Synthomer PLC	58,201	315
Tate & Lyle PLC	34,736	310
Travis Perkins PLC	16,791	352
Tritax Big Box REIT PLC	95,616	322
Unilever PLC	84,316	4,517
Vistry Group PLC	28,551	458
WPP PLC	181,956	2,750
		69,787
United States – 5.2%
Aon PLC, Class A	29,703	8,927
EPAM Systems, Inc.*	8,999	6,015
International Game Technology PLC	13,004	376
Mettler-Toledo International, Inc.*	3,833	6,505
Nexteer Automotive Group Ltd.	259,000	322
Ovintiv, Inc.	18,151	611
Reliance Worldwide Corp. Ltd.	93,280	426
ResMed, Inc.	28,828	7,509
STERIS PLC	21,243	5,171
		35,862
Uruguay – 0.1%
Globant S.A.*	1,894	595
Total Common Stocks
(Cost $490,203)		660,911

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.3%
Germany – 0.3%
Volkswagen A.G., 2.59%(4)	11,125	$2,248
Total Preferred Stocks
(Cost $2,352)		2,248

INVESTMENT COMPANIES – 3.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	21,237,855	21,238
Vanguard FTSE Developed Markets ETF	12,280	627
Total Investment Companies
(Cost $21,865)		21,865

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
U.S. Treasury Bill, 0.04%, 1/27/22(7) (8)	$4,460	$4,460
Total Short-Term Investments
(Cost $4,460)		4,460

Total Investments – 99.4%
(Cost $518,880)		689,484
Other Assets less Liabilities – 0.6%		3,928
Net Assets – 100.0%		$693,412

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2021 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)

SDR – Swedish Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	110	$12,770	Long	3/22	$261

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	27.0%
United States Dollar	21.1
Japanese Yen	12.4
British Pound	12.2
Swiss Franc	9.0
All other currencies less than 5%	17.7
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,731	$—	$—	$1,731
Australia	4,522	15,052	—	19,574
Canada	36,026	—	—	36,026
France	285	69,430	—	69,715
Germany	342	37,267	—	37,609
Ireland	30,011	13,453	—	43,464
Israel	1,888	—	—	1,888
Mexico	2,511	—	—	2,511
Netherlands	8,785	25,354	—	34,139
Peru	777	—	—	777
South Africa	417	1,324	—	1,741
South Korea	1,730	19,254	—	20,984
Taiwan	8,261	2,298	—	10,559
United Kingdom	1,221	68,566	—	69,787
United States	35,114	748	—	35,862
Uruguay	595	—	—	595
All Other Countries(1)	—	273,949	—	273,949
Total Common Stocks	134,216	526,695	—	660,911
Preferred Stocks	—	2,248	—	2,248
Investment Companies	21,865	—	—	21,865
Short-Term Investments	—	4,460	—	4,460
Total Investments	$156,081	$533,403	$—	$689,484
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$261	$—	$—	$261

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$18,115	$165,095	$161,972	$3	$21,238	21,237,855
NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)
Australia – 0.0%
MMG Ltd.*	884,000	$285
Brazil – 3.0%
Ambev S.A.	1,296,960	3,653
Americanas S.A.*	123,682	701
Atacadao S.A.	140,900	386
B3 S.A. - Brasil Bolsa Balcao	1,674,395	3,346
Banco Bradesco S.A.	387,952	1,124
Banco BTG Pactual S.A.*	320,400	1,207
Banco do Brasil S.A.	236,144	1,222
Banco Inter S.A.*	98,910	504
Banco Santander Brasil S.A.	118,436	640
BB Seguridade Participacoes S.A.	199,401	742
BRF S.A.*	184,120	751
CCR S.A.	323,400	672
Centrais Eletricas Brasileiras S.A.	92,400	562
Cia de Saneamento Basico do Estado de Sao Paulo*	90,171	657
Cia Siderurgica Nacional S.A.	185,090	829
Cosan S.A.	278,988	1,096
Energisa S.A.	52,700	420
Engie Brasil Energia S.A.	58,047	401
Equatorial Energia S.A.	257,970	1,047
Hapvida Participacoes e Investimentos S.A.	320,100	596
Hypera S.A.*	105,758	537
JBS S.A.	244,736	1,668
Klabin S.A.	191,741	883
Localiza Rent a Car S.A.	168,566	1,606
Lojas Renner S.A.	273,146	1,196
Magazine Luiza S.A.*	818,500	1,057
Natura & Co. Holding S.A.*	248,301	1,154
Notre Dame Intermedica Participacoes S.A.	144,000	1,559
Petroleo Brasileiro S.A.	1,021,934	5,602
Raia Drogasil S.A.	285,792	1,246
Rede D'Or Sao Luiz S.A.	112,000	900
Rumo S.A.*	347,994	1,110
Suzano S.A.*	206,085	2,221
Telefonica Brasil S.A.	137,873	1,202
TIM S.A.*	222,195	520
TOTVS S.A.	138,355	706
Ultrapar Participacoes S.A.	207,548	549
Vale S.A.	1,128,213	15,810
Via S/A*	366,100	343
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Brazil – 3.0%continued
Vibra Energia S.A.	318,600	$1,222
WEG S.A.	460,348	2,725
		64,372
Chile – 0.3%
Banco de Chile	12,070,365	947
Banco de Credito e Inversiones S.A.	13,728	401
Banco Santander Chile	17,113,144	697
Cencosud S.A.	415,782	695
Cia Cervecerias Unidas S.A.	42,416	347
Empresas CMPC S.A.	322,858	544
Empresas COPEC S.A.	109,878	850
Enel Americas S.A.	6,129,482	672
Enel Chile S.A.	7,939,909	280
Falabella S.A.	196,558	642
		6,075
China – 30.3%
360 DigiTech, Inc. ADR	24,485	561
360 Security Technology, Inc., Class A*	112,500	224
3SBio, Inc.*	355,000	296
51job, Inc. ADR*	8,571	419
AAC Technologies Holdings, Inc.	193,000	760
Addsino Co. Ltd., Class A	27,600	72
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	10,146	201
AECC Aero-Engine Control Co. Ltd., Class A	19,700	94
AECC Aviation Power Co. Ltd., Class A	45,500	453
Agile Group Holdings Ltd.	336,000	182
Agora, Inc. ADR*	13,681	222
Agricultural Bank of China Ltd., Class A	1,193,900	550
Agricultural Bank of China Ltd., Class H	7,121,367	2,449
Aier Eye Hospital Group Co. Ltd., Class A	91,215	605
Air China Ltd., Class A*	107,800	154
Air China Ltd., Class H*	512,705	358
Airtac International Group	38,765	1,424
Akeso, Inc.*	81,000	353
Alibaba Group Holding Ltd.*	4,169,080	62,419
A-Living Smart City Services Co. Ltd.	162,500	277
Aluminum Corp. of China Ltd., Class A*	210,100	201
Aluminum Corp. of China Ltd., Class H*	1,137,435	628
Angel Yeast Co. Ltd., Class A	14,100	134
Anhui Conch Cement Co. Ltd., Class A	67,500	427

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Anhui Conch Cement Co. Ltd., Class H	343,075	$1,714
Anhui Gujing Distillery Co. Ltd., Class A	6,500	249
Anhui Gujing Distillery Co. Ltd., Class B	30,900	440
Anhui Honglu Steel Construction Group Co. Ltd., Class A	8,900	75
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	107
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	103
ANTA Sports Products Ltd.	295,032	4,426
Apeloa Pharmaceutical Co. Ltd., Class A	20,200	111
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,100	280
Autel Intelligent Technology Corp. Ltd., Class A	5,492	69
Autobio Diagnostics Co. Ltd., Class A	8,550	74
Autohome, Inc. ADR	20,894	616
Avary Holding Shenzhen Co. Ltd., Class A	25,400	169
AVIC Electromechanical Systems Co. Ltd., Class A	56,100	160
AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	79
AviChina Industry & Technology Co. Ltd., Class H	651,313	450
AVICOPTER PLC, Class A	9,300	117
Baidu, Inc. ADR*	76,364	11,362
Bank of Beijing Co. Ltd., Class A	366,100	255
Bank of Changsha Co. Ltd., Class A	50,200	62
Bank of Chengdu Co. Ltd., Class A	70,400	133
Bank of China Ltd., Class A	627,000	300
Bank of China Ltd., Class H	21,780,652	7,849
Bank of Communications Co. Ltd., Class A	681,400	493
Bank of Communications Co. Ltd., Class H	2,414,117	1,459
Bank of Hangzhou Co. Ltd., Class A	102,020	205
Bank of Jiangsu Co. Ltd., Class A	183,244	168
Bank of Nanjing Co. Ltd., Class A	179,496	252
Bank of Ningbo Co. Ltd., Class A	99,050	595
Bank of Shanghai Co. Ltd., Class A	244,571	274
Baoshan Iron & Steel Co. Ltd., Class A	376,996	423
BBMG Corp., Class A	25,000	11
BeiGene Ltd. ADR*	12,842	3,479
Beijing BDStar Navigation Co. Ltd., Class A*	11,600	71
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Beijing Capital International Airport Co. Ltd., Class H*	538,000	$329
Beijing Dabeinong Technology Group Co. Ltd., Class A	76,900	126
Beijing Easpring Material Technology Co. Ltd., Class A	6,500	89
Beijing E-Hualu Information Technology Co. Ltd., Class A	11,160	62
Beijing Enlight Media Co. Ltd., Class A	44,100	89
Beijing Kingsoft Office Software, Inc., Class A	6,266	260
Beijing New Building Materials PLC, Class A	31,900	179
Beijing Roborock Technology Co. Ltd., Class A	1,075	137
Beijing Shiji Information Technology Co. Ltd., Class A	22,400	101
Beijing Shunxin Agriculture Co. Ltd., Class A	14,500	87
Beijing Sinnet Technology Co. Ltd., Class A	23,000	54
Beijing Tiantan Biological Products Corp. Ltd., Class A	24,240	110
Beijing United Information Technology Co. Ltd., Class A	5,900	100
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,600	230
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,100	115
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	658,400	499
Betta Pharmaceuticals Co. Ltd., Class A	6,800	85
BGI Genomics Co. Ltd., Class A	7,800	108
Bilibili, Inc. ADR*	44,663	2,072
BOC International China Co. Ltd., Class A	30,800	65
BOE Technology Group Co. Ltd., Class A	579,500	459
BYD Co. Ltd., Class A	29,800	1,252
BYD Co. Ltd., Class H	214,699	7,342
BYD Electronic International Co. Ltd.	192,500	705
By-health Co. Ltd., Class A	27,200	115
C&S Paper Co. Ltd., Class A	22,500	59
Caitong Securities Co. Ltd., Class A	61,700	108
CanSino Biologics, Inc., Class A*	1,522	72
CanSino Biologics, Inc., Class H*	22,600	522
CECEP Solar Energy Co. Ltd., Class A	45,600	80

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
CECEP Wind-Power Corp., Class A	77,400	$79
CGN Power Co. Ltd., Class H	2,831,000	861
Chacha Food Co. Ltd., Class A	8,700	84
Changchun High & New Technology Industry Group, Inc., Class A	6,800	290
Changjiang Securities Co. Ltd., Class A	81,800	97
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,700	150
Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	216
Chengtun Mining Group Co. Ltd., Class A	38,900	65
Chengxin Lithium Group Co. Ltd., Class A*	13,600	124
Chifeng Jilong Gold Mining Co. Ltd., Class A*	35,900	84
China Baoan Group Co. Ltd., Class A	42,500	96
China Bohai Bank Co. Ltd., Class H	837,500	323
China Cinda Asset Management Co. Ltd., Class H	2,153,000	392
China CITIC Bank Corp. Ltd., Class H	2,398,286	1,040
China Coal Energy Co. Ltd., Class H	549,000	317
China Communications Services Corp. Ltd., Class H	607,035	296
China Conch Venture Holdings Ltd.	443,000	2,165
China Construction Bank Corp., Class A	172,000	158
China Construction Bank Corp., Class H	26,409,693	18,299
China CSSC Holdings Ltd., Class A	73,600	286
China Eastern Airlines Corp. Ltd., Class A*	159,400	129
China Everbright Bank Co. Ltd., Class A	685,500	357
China Everbright Bank Co. Ltd., Class H	887,000	314
China Evergrande Group	1,126,411	230
China Feihe Ltd.	977,000	1,312
China Galaxy Securities Co. Ltd., Class A	73,900	130
China Galaxy Securities Co. Ltd., Class H	934,000	537
China Great Wall Securities Co. Ltd., Class A	38,900	79
China Greatwall Technology Group Co. Ltd., Class A	57,400	128
China Hongqiao Group Ltd.	647,000	683
China Huarong Asset Management Co. Ltd., Class H(2) *	2,851,000	324
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
China International Capital Corp. Ltd., Class A	13,800	$106
China International Capital Corp. Ltd., Class H	388,000	1,070
China Jushi Co. Ltd., Class A	67,322	192
China Lesso Group Holdings Ltd.	308,000	442
China Life Insurance Co. Ltd., Class A	47,800	226
China Life Insurance Co. Ltd., Class H	2,041,544	3,382
China Literature Ltd.*	115,800	728
China Longyuan Power Group Corp. Ltd., Class H	922,473	2,153
China Medical System Holdings Ltd.	389,000	650
China Meidong Auto Holdings Ltd.	158,000	815
China Merchants Bank Co. Ltd., Class A	338,579	2,587
China Merchants Bank Co. Ltd., Class H	1,070,933	8,323
China Merchants Securities Co. Ltd., Class A	126,310	350
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	114,700	240
China Minmetals Rare Earth Co. Ltd., Class A	14,300	88
China Minsheng Banking Corp. Ltd., Class A	610,540	374
China Minsheng Banking Corp. Ltd., Class H	1,524,654	583
China Molybdenum Co. Ltd., Class A	293,400	257
China Molybdenum Co. Ltd., Class H	957,000	506
China National Building Material Co. Ltd., Class H	1,118,000	1,371
China National Chemical Engineering Co. Ltd., Class A	77,100	145
China National Medicines Corp. Ltd., Class A	12,900	64
China National Nuclear Power Co. Ltd., Class A	228,698	298
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	62,500	449
China Oilfield Services Ltd., Class H	524,757	460
China Pacific Insurance Group Co. Ltd., Class A	118,600	505
China Pacific Insurance Group Co. Ltd., Class H	732,937	1,989
China Petroleum & Chemical Corp., Class A	564,900	375
China Petroleum & Chemical Corp., Class H	6,614,628	3,083

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
China Railway Group Ltd., Class A	360,800	$327
China Railway Group Ltd., Class H	1,145,827	606
China Railway Signal & Communication Corp. Ltd., Class A	110,341	86
China Resources Mixc Lifestyle Services Ltd.	157,800	736
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	113
China Shenhua Energy Co. Ltd., Class A	113,300	400
China Shenhua Energy Co. Ltd., Class H	915,636	2,147
China Southern Airlines Co. Ltd., Class A*	176,800	189
China Southern Airlines Co. Ltd., Class H*	504,530	302
China State Construction Engineering Corp. Ltd., Class A	733,280	575
China Suntien Green Energy Corp. Ltd., Class H	473,000	369
China Tourism Group Duty Free Corp. Ltd., Class A	31,700	1,091
China Tower Corp. Ltd., Class H	11,246,000	1,241
China TransInfo Technology Co. Ltd., Class A	27,400	64
China United Network Communications Ltd., Class A	473,700	292
China Vanke Co. Ltd., Class A	165,000	512
China Vanke Co. Ltd., Class H	471,472	1,097
China Yangtze Power Co. Ltd., Class A	374,800	1,335
China Yuhua Education Corp. Ltd.	426,000	153
China Zhenhua Group Science & Technology Co. Ltd., Class A	7,700	150
China Zheshang Bank Co. Ltd., Class A	275,100	151
Chinasoft International Ltd.*	726,000	947
Chindata Group Holdings Ltd. ADR*	24,364	161
Chongqing Brewery Co. Ltd., Class A*	7,500	178
Chongqing Changan Automobile Co. Ltd., Class A	104,160	248
Chongqing Fuling Zhacai Group Co. Ltd., Class A	15,300	91
Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	83
Chongqing Zhifei Biological Products Co. Ltd., Class A	27,400	536
CIFI Ever Sunshine Services Group Ltd.	214,000	332
CIFI Holdings Group Co. Ltd.	988,021	594
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
CITIC Ltd.	1,584,803	$1,566
CITIC Securities Co. Ltd., Class A	166,300	689
CITIC Securities Co. Ltd., Class H	616,000	1,609
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	30,500	60
Contemporary Amperex Technology Co. Ltd., Class A	38,400	3,542
COSCO SHIPPING Development Co. Ltd., Class A	118,200	60
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	59,600	55
COSCO SHIPPING Holdings Co. Ltd., Class A*	201,980	592
COSCO SHIPPING Holdings Co. Ltd., Class H*	924,650	1,795
Country Garden Holdings Co. Ltd.	2,138,886	1,900
Country Garden Services Holdings Co. Ltd.	490,000	2,935
CRRC Corp. Ltd., Class A	402,600	384
CRRC Corp. Ltd., Class H	1,162,000	499
CSC Financial Co. Ltd., Class A	73,400	337
CSPC Pharmaceutical Group Ltd.	2,463,360	2,677
Daan Gene Co. Ltd., Class A	24,160	76
Dada Nexus Ltd. ADR*	16,875	222
Dali Foods Group Co. Ltd.	593,000	310
Daqo New Energy Corp. ADR*	16,281	656
DaShenLin Pharmaceutical Group Co. Ltd., Class A	15,120	100
Dawning Information Industry Co. Ltd., Class A	17,300	75
DHC Software Co. Ltd., Class A	10,900	13
DiDi Global, Inc. ADR*	87,876	438
Do-Fluoride New Materials Co. Ltd., Class A	11,200	79
Dong-E-E-Jiao Co. Ltd., Class A	11,200	86
Dongfang Electric Corp. Ltd., Class A	42,400	143
Dongfeng Motor Group Co. Ltd., Class H	707,169	588
Dongxing Securities Co. Ltd., Class A	35,200	64
Dongyue Group Ltd.	401,000	625
East Money Information Co. Ltd., Class A	170,084	990
Ecovacs Robotics Co. Ltd., Class A	7,800	185
ENN Energy Holdings Ltd.	217,279	4,093
ENN Natural Gas Co. Ltd., Class A	31,600	91
Eve Energy Co. Ltd., Class A	32,596	604

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Everbright Securities Co. Ltd., Class A	65,098	$153
Fangda Carbon New Material Co. Ltd., Class A	55,582	94
FAW Jiefang Group Co. Ltd., Class A	49,000	79
Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,200	65
First Capital Securities Co. Ltd., Class A	72,300	83
Flat Glass Group Co. Ltd., Class A	20,100	183
Flat Glass Group Co. Ltd., Class H	115,000	585
Focus Media Information Technology Co. Ltd., Class A	248,400	319
Foshan Haitian Flavouring & Food Co. Ltd., Class A	56,824	937
Fosun International Ltd.	673,865	727
Founder Securities Co. Ltd., Class A	133,500	164
Foxconn Industrial Internet Co. Ltd., Class A	121,600	227
Fu Jian Anjoy Foods Co. Ltd., Class A	4,100	110
Fujian Sunner Development Co. Ltd., Class A	25,600	97
Fuyao Glass Industry Group Co. Ltd., Class A	34,392	254
Fuyao Glass Industry Group Co. Ltd., Class H	164,400	851
Ganfeng Lithium Co. Ltd., Class A	18,800	422
Ganfeng Lithium Co. Ltd., Class H	71,000	1,117
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	86
GCL System Integration Technology Co. Ltd., Class A*	78,000	47
GD Power Development Co. Ltd., Class A	268,600	133
GDS Holdings Ltd. ADR*	24,423	1,152
GEM Co. Ltd., Class A	78,800	128
Gemdale Corp., Class A	77,700	158
Genscript Biotech Corp.*	312,000	1,381
GF Securities Co. Ltd., Class A	98,593	381
GF Securities Co. Ltd., Class H	311,800	594
Giant Network Group Co. Ltd., Class A	39,100	73
Gigadevice Semiconductor Beijing, Inc., Class A	10,780	297
Ginlong Technologies Co. Ltd., Class A	3,900	142
GoerTek, Inc., Class A	56,900	481
GOME Retail Holdings Ltd.*	3,522,970	298
Gotion High-tech Co. Ltd., Class A*	20,200	162
Great Wall Motor Co. Ltd., Class A	34,400	262
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Great Wall Motor Co. Ltd., Class H	850,296	$2,923
Greenland Holdings Corp. Ltd., Class A	160,125	109
Greentown China Holdings Ltd.	253,000	408
Greentown Service Group Co. Ltd.	414,000	383
GRG Banking Equipment Co. Ltd., Class A	41,400	77
Guangdong Haid Group Co. Ltd., Class A	27,200	313
Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,400	182
Guanghui Energy Co. Ltd., Class A*	102,200	105
Guangzhou Automobile Group Co. Ltd., Class H	785,664	774
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,900	117
Guangzhou Haige Communications Group, Inc. Co., Class A	35,000	60
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	122
Guangzhou R&F Properties Co. Ltd., Class H	485,214	180
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,900	152
Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,240	256
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	61,965	85
Guolian Securities Co. Ltd., Class A	33,300	73
Guosen Securities Co. Ltd., Class A	104,800	189
Guotai Junan Securities Co. Ltd., Class A	106,400	299
Guoyuan Securities Co. Ltd., Class A	79,560	96
Haidilao International Holding Ltd.	302,000	682
Haier Smart Home Co. Ltd., Class A	101,597	476
Haier Smart Home Co. Ltd., Class H	624,000	2,637
Haitian International Holdings Ltd.	180,000	500
Haitong Securities Co. Ltd., Class A	166,200	320
Haitong Securities Co. Ltd., Class H	726,433	644
Hang Zhou Great Star Industrial Co. Ltd., Class A*	19,900	95
Hangzhou First Applied Material Co. Ltd., Class A	15,060	308
Hangzhou Oxygen Plant Group Co. Ltd., Class A	16,400	77
Hangzhou Robam Appliances Co. Ltd., Class A	16,300	92

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Hangzhou Silan Microelectronics Co. Ltd., Class A	22,900	$194
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,400	128
Hangzhou Tigermed Consulting Co. Ltd., Class H	32,000	406
Hansoh Pharmaceutical Group Co. Ltd.	314,000	765
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,700	57
Heilongjiang Agriculture Co. Ltd., Class A	30,600	70
Hello Group, Inc. ADR	42,297	380
Henan Shuanghui Investment & Development Co. Ltd., Class A	49,100	243
Hengan International Group Co. Ltd.	173,898	895
Hengli Petrochemical Co. Ltd., Class A	99,660	359
HengTen Networks Group Ltd.*	788,000	298
Hengtong Optic-electric Co. Ltd., Class A	26,700	63
Hengyi Petrochemical Co. Ltd., Class A	57,330	96
Hesteel Co. Ltd., Class A	142,400	55
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	211
Hongfa Technology Co. Ltd., Class A	12,800	150
Hoshine Silicon Industry Co. Ltd., Class A	6,800	141
Hua Hong Semiconductor Ltd.*	142,000	783
Huadian Power International Corp. Ltd., Class A	121,800	102
Huadong Medicine Co. Ltd., Class A	32,720	206
Huafon Chemical Co. Ltd., Class A	78,500	129
Huagong Tech Co. Ltd., Class A	17,300	76
Hualan Biological Engineering, Inc., Class A	34,070	156
Huaneng Power International, Inc., Class A	126,200	192
Huaneng Power International, Inc., Class H	950,501	635
Huatai Securities Co. Ltd., Class A	126,600	353
Huatai Securities Co. Ltd., Class H	400,200	666
Huaxi Securities Co. Ltd., Class A	45,200	70
Huaxia Bank Co. Ltd., Class A	206,490	181
Huaxin Cement Co. Ltd., Class A	23,400	71
Huayu Automotive Systems Co. Ltd., Class A	54,500	242
Huazhu Group Ltd. ADR*	49,727	1,857
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Hubei Xingfa Chemicals Group Co. Ltd., Class A	17,300	$103
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,900	175
Humanwell Healthcare Group Co. Ltd., Class A	29,700	105
Hunan Valin Steel Co. Ltd., Class A	105,500	85
Hundsun Technologies, Inc., Class A	25,389	247
Hygeia Healthcare Holdings Co. Ltd.	93,000	583
Iflytek Co. Ltd., Class A	39,900	329
I-Mab ADR*	10,459	496
Imeik Technology Development Co. Ltd., Class A	3,000	252
Industrial & Commercial Bank of China Ltd., Class A	999,800	726
Industrial & Commercial Bank of China Ltd., Class H	15,493,023	8,746
Industrial Bank Co. Ltd., Class A	335,300	1,001
Industrial Securities Co. Ltd., Class A	90,200	140
Ingenic Semiconductor Co. Ltd., Class A	7,600	160
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	743,000	325
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	131,000	107
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	94,500	614
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A*	53,900	62
Innovent Biologics, Inc.*	319,000	1,976
Inspur Electronic Information Industry Co. Ltd., Class A	14,156	80
Intco Medical Technology Co. Ltd., Class A	8,850	80
iQIYI, Inc. ADR*	81,803	373
JA Solar Technology Co. Ltd., Class A	26,500	385
Jafron Biomedical Co. Ltd., Class A	13,500	113
Jason Furniture Hangzhou Co. Ltd., Class A	10,600	128
JCET Group Co. Ltd., Class A	27,100	132
JD Health International, Inc.*	97,250	768
JD.com, Inc., Class A*	477,272	16,834
Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	166
Jiangsu Expressway Co. Ltd., Class H	344,000	352

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Jiangsu Hengli Hydraulic Co. Ltd., Class A	21,868	$281
Jiangsu Hengrui Medicine Co. Ltd., Class A	108,585	864
Jiangsu King's Luck Brewery JSC Ltd., Class A	17,800	152
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	24,600	636
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,300	109
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	98
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,800	117
Jiangsu Zhongtian Technology Co. Ltd., Class A	52,400	140
Jiangxi Copper Co. Ltd., Class A	33,099	116
Jiangxi Copper Co. Ltd., Class H	318,000	511
Jiangxi Zhengbang Technology Co. Ltd., Class A	52,600	80
Jinke Properties Group Co. Ltd., Class A	89,000	63
Jinxin Fertility Group Ltd.*	356,000	398
JiuGui Liquor Co. Ltd., Class A	5,500	183
Jiumaojiu International Holdings Ltd.	208,000	365
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	70
Joinn Laboratories China Co. Ltd., Class A	5,320	96
Jointown Pharmaceutical Group Co. Ltd., Class A	23,300	54
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,400	92
Juewei Food Co. Ltd., Class A	11,600	124
Kanzhun Ltd. ADR*	18,132	632
KE Holdings, Inc. ADR*	97,049	1,953
Kingdee International Software Group Co. Ltd.*	705,000	2,174
Kingfa Sci & Tech Co. Ltd., Class A	43,600	86
Kingsoft Cloud Holdings Ltd. ADR*	15,374	242
Kingsoft Corp. Ltd.	260,103	1,143
Kuaishou Technology*	132,000	1,220
Kuang-Chi Technologies Co. Ltd., Class A*	35,800	135
Kunlun Tech Co. Ltd., Class A	19,700	72
Kweichow Moutai Co. Ltd., Class A	20,695	6,656
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
KWG Group Holdings Ltd.	378,500	$248
Lakala Payment Co. Ltd., Class A	20,200	92
Laobaixing Pharmacy Chain JSC, Class A	7,840	61
LB Group Co. Ltd., Class A	43,700	196
Lenovo Group Ltd.	1,984,000	2,280
Lens Technology Co. Ltd., Class A	86,300	311
Lepu Medical Technology Beijing Co. Ltd., Class A	32,100	114
Leyard Optoelectronic Co. Ltd., Class A	43,700	70
Li Auto, Inc. ADR*	150,639	4,836
Li Ning Co. Ltd.	617,000	6,752
Lingyi iTech Guangdong Co., Class A*	118,000	136
Livzon Pharmaceutical Group, Inc., Class A	10,600	67
Logan Group Co. Ltd.	383,000	293
Longfor Group Holdings Ltd.	498,231	2,345
LONGi Green Energy Technology Co. Ltd., Class A	90,422	1,223
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	2,400	67
Luxi Chemical Group Co. Ltd., Class A	31,300	75
Luxshare Precision Industry Co. Ltd., Class A	113,705	877
Luzhou Laojiao Co. Ltd., Class A	23,600	940
Mango Excellent Media Co. Ltd., Class A	29,570	265
Maxscend Microelectronics Co. Ltd., Class A	5,700	291
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	74,176	91
Meituan, Class B*	1,122,900	32,463
Metallurgical Corp. of China Ltd., Class A	307,400	185
Mianyang Fulin Precision Co. Ltd., Class A*	10,100	47
Microport Scientific Corp.	181,000	659
Ming Yang Smart Energy Group Ltd., Class A	32,200	132
Ming Yuan Cloud Group Holdings Ltd.*	157,000	358
Minth Group Ltd.	202,000	890
Montage Technology Co. Ltd., Class A	12,199	161
Muyuan Foods Co. Ltd., Class A	89,678	751
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	20,904	138

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Nanjing Securities Co. Ltd., Class A	54,800	$85
NARI Technology Co. Ltd., Class A	95,502	600
National Silicon Industry Group Co. Ltd., Class A*	33,524	136
NAURA Technology Group Co. Ltd., Class A	8,500	463
NavInfo Co. Ltd., Class A*	33,500	84
NetEase, Inc.	552,875	11,336
New China Life Insurance Co. Ltd., Class A	35,900	219
New China Life Insurance Co. Ltd., Class H	226,752	606
New Hope Liuhe Co. Ltd., Class A*	72,400	173
New Oriental Education & Technology Group, Inc. ADR*	433,968	911
Ninestar Corp., Class A	20,400	153
Ningbo Joyson Electronic Corp., Class A	21,800	75
Ningbo Tuopu Group Co. Ltd., Class A	18,100	150
Ningxia Baofeng Energy Group Co. Ltd., Class A	103,300	281
NIO, Inc. ADR*	373,957	11,847
Noah Holdings Ltd. ADR*	9,530	292
Nongfu Spring Co. Ltd., Class H	486,600	3,214
North Industries Group Red Arrow Co. Ltd., Class A*	21,100	88
Northeast Securities Co. Ltd., Class A	40,300	56
Offshore Oil Engineering Co. Ltd., Class A	50,500	37
OFILM Group Co. Ltd., Class A*	45,000	68
Oppein Home Group, Inc., Class A	8,620	199
Orient Securities Co. Ltd., Class A	102,687	237
Ovctek China, Inc., Class A	16,100	145
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	131,000	80
People's Insurance Co. Group of China (The) Ltd., Class A	103,700	76
People's Insurance Co. Group of China (The) Ltd., Class H	2,199,535	666
Perfect World Co. Ltd., Class A	33,450	107
PetroChina Co. Ltd., Class A	371,700	286
PetroChina Co. Ltd., Class H	5,755,438	2,563
PharmaBlock Sciences Nanjing, Inc., Class A	2,900	65
Pharmaron Beijing Co. Ltd., Class A	11,300	250
Pharmaron Beijing Co. Ltd., Class H	38,200	589
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
PICC Property & Casualty Co. Ltd., Class H	1,901,359	$1,554
Pinduoduo, Inc. ADR*	120,463	7,023
Ping An Bank Co. Ltd., Class A	310,900	804
Ping An Healthcare and Technology Co. Ltd.*	130,200	473
Ping An Insurance Group Co. of China Ltd., Class A	172,935	1,365
Ping An Insurance Group Co. of China Ltd., Class H	1,738,906	12,534
Poly Developments and Holdings Group Co. Ltd., Class A	205,400	503
Postal Savings Bank of China Co. Ltd., Class A	454,300	363
Postal Savings Bank of China Co. Ltd., Class H	2,170,000	1,522
Power Construction Corp. of China Ltd., Class A	278,300	353
Powerlong Real Estate Holdings Ltd.	410,000	215
Proya Cosmetics Co. Ltd., Class A	3,400	111
Qingdao Rural Commercial Bank Corp., Class A	80,300	49
Raytron Technology Co. Ltd., Class A	7,223	89
RiseSun Real Estate Development Co. Ltd., Class A	74,300	51
Riyue Heavy Industry Co. Ltd., Class A	15,700	81
RLX Technology, Inc. ADR*	171,352	668
Rongsheng Petro Chemical Co. Ltd., Class A	172,500	491
SAIC Motor Corp. Ltd., Class A	134,193	434
Sailun Group Co. Ltd., Class A	51,700	120
Sangfor Technologies, Inc., Class A	6,700	201
Sany Heavy Equipment International Holdings Co. Ltd.	311,000	301
Sany Heavy Industry Co. Ltd., Class A	144,500	517
Satellite Chemical Co. Ltd., Class A	29,540	186
SDIC Capital Co. Ltd., Class A	102,752	132
SDIC Power Holdings Co. Ltd., Class A	114,300	206
Sealand Securities Co. Ltd., Class A	95,440	62
Seazen Group Ltd.*	624,000	422
Seazen Holdings Co. Ltd., Class A	38,194	175
SF Holding Co. Ltd., Class A	77,600	839
SG Micro Corp., Class A	3,900	189
Shaanxi Coal Industry Co. Ltd., Class A	150,300	288
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,856	66

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Shandong Gold Mining Co. Ltd., Class A	60,137	$178
Shandong Gold Mining Co. Ltd., Class H	172,500	295
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	36,140	177
Shandong Linglong Tyre Co. Ltd., Class A	17,500	100
Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	140
Shandong Sun Paper Industry JSC Ltd., Class A	53,800	97
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	667,316	833
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	12,600	118
Shanghai Baosight Software Co. Ltd., Class A	18,500	177
Shanghai Baosight Software Co. Ltd., Class B	100,300	483
Shanghai Construction Group Co. Ltd., Class A	174,100	99
Shanghai Electric Group Co. Ltd., Class A	161,200	123
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	273
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	140,500	619
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	1,162	70
Shanghai International Airport Co. Ltd., Class A*	15,800	116
Shanghai International Port Group Co. Ltd., Class A	69,500	60
Shanghai Jahwa United Co. Ltd., Class A	11,500	73
Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,800	127
Shanghai Junshi Biosciences Co. Ltd., Class A*	9,421	99
Shanghai Lingang Holdings Corp. Ltd., Class A	20,880	49
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	305,401	278
Shanghai M&G Stationery, Inc., Class A	15,800	160
Shanghai Medicilon, Inc., Class A	870	66
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	29,500	$92
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	191,947	364
Shanghai Pudong Development Bank Co. Ltd., Class A	499,492	668
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,480	290
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	101
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	88
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	23,500	56
Shanxi Coking Coal Energy Group Co. Ltd., Class A	56,420	73
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	54,400	97
Shanxi Meijin Energy Co. Ltd., Class A*	81,300	207
Shanxi Securities Co. Ltd., Class A	48,230	50
Shanxi Taigang Stainless Steel Co. Ltd., Class A	91,300	101
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	19,660	974
Shenghe Resources Holding Co. Ltd., Class A	30,200	93
Shengyi Technology Co. Ltd., Class A	41,800	154
Shennan Circuits Co. Ltd., Class A	9,380	180
Shenwan Hongyuan Group Co. Ltd., Class A	387,900	311
Shenzhen Capchem Technology Co. Ltd., Class A	7,200	128
Shenzhen Energy Group Co. Ltd., Class A	63,055	80
Shenzhen Goodix Technology Co. Ltd., Class A	7,700	130
Shenzhen Inovance Technology Co. Ltd., Class A	43,800	471
Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	79
Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,500	178
Shenzhen Kedali Industry Co. Ltd., Class A	3,400	86
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	19,700	1,177
Shenzhen MTC Co. Ltd., Class A*	77,000	59

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	$68
Shenzhen Overseas Chinese Town Co. Ltd., Class A	154,400	171
Shenzhen S.C. New Energy Technology Corp., Class A	5,300	95
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	18,000	77
Shenzhen Senior Technology Material Co. Ltd., Class A	11,500	66
Shenzhen Sunlord Electronics Co. Ltd., Class A	13,700	82
Shenzhen Sunway Communication Co. Ltd., Class A	15,400	61
Shenzhen Transsion Holdings Co. Ltd., Class A	10,391	256
Shenzhou International Group Holdings Ltd.	228,100	4,385
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	26,740	82
Shimao Services Holdings Ltd.	169,000	117
Sichuan Chuantou Energy Co. Ltd., Class A	55,300	108
Sichuan Hebang Biotechnology Co. Ltd., Class A*	135,700	73
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,000	86
Sichuan New Energy Power Co. Ltd.*	18,700	78
Sichuan Road & Bridge Co. Ltd., Class A	82,000	155
Sichuan Swellfun Co. Ltd., Class A	8,400	158
Sichuan Yahua Industrial Group Co. Ltd., Class A	17,300	78
Sieyuan Electric Co. Ltd., Class A	11,000	85
Silergy Corp.	22,000	3,975
Sinolink Securities Co. Ltd., Class A	48,400	86
Sinoma Science & Technology Co. Ltd., Class A	26,300	140
Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	94
Sinopharm Group Co. Ltd., Class H	360,314	784
Sinotrans Ltd., Class A	75,400	53
Sinotruk Hong Kong Ltd.	194,500	299
Skshu Paint Co. Ltd., Class A	6,300	138
Smoore International Holdings Ltd.	491,000	2,508
Songcheng Performance Development Co. Ltd., Class A	43,200	97
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
SooChow Securities Co. Ltd., Class A	87,243	$121
Southwest Securities Co. Ltd., Class A	46,800	39
StarPower Semiconductor Ltd., Class A	2,600	156
Sunac China Holdings Ltd.	715,000	1,081
Sunac Services Holdings Ltd.	216,000	220
Sungrow Power Supply Co. Ltd., Class A	24,700	565
Suning.com Co. Ltd., Class A*	149,100	96
Sunny Optical Technology Group Co. Ltd.	196,825	6,225
Sunwoda Electronic Co. Ltd., Class A	28,500	189
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	129
Suzhou Maxwell Technologies Co. Ltd., Class A	1,800	181
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	9,200	117
TAL Education Group ADR*	116,137	456
TBEA Co. Ltd., Class A	69,000	229
TCL Technology Group Corp., Class A	244,900	237
Tencent Holdings Ltd.	1,581,789	92,793
Tencent Music Entertainment Group ADR*	183,629	1,258
Thunder Software Technology Co. Ltd., Class A	7,200	156
Tianfeng Securities Co. Ltd., Class A	141,800	90
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	83
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	55,900	366
Tianma Microelectronics Co. Ltd., Class A	25,400	52
Tianshan Aluminum Group Co. Ltd., Class A	73,000	94
Tianshui Huatian Technology Co. Ltd., Class A	57,200	114
Tibet Summit Resources Co. Ltd., Class A	13,100	77
Tingyi Cayman Islands Holding Corp.	532,435	1,094
Titan Wind Energy Suzhou Co. Ltd., Class A	26,600	81
Toly Bread Co. Ltd., Class A	12,880	57
Tongcheng Travel Holdings Ltd.*	278,400	516
TongFu Microelectronics Co. Ltd., Class A	22,400	68
Tongkun Group Co. Ltd., Class A	41,600	138

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	$120
Tongwei Co. Ltd., Class A	70,800	499
Topchoice Medical Corp., Class A*	5,400	168
Topsec Technologies Group, Inc., Class A	19,900	60
Topsports International Holdings Ltd.	438,000	443
Transfar Zhilian Co. Ltd., Class A	41,000	56
TravelSky Technology Ltd., Class H	239,000	402
Trip.com Group Ltd. ADR*	139,956	3,446
Tsingtao Brewery Co. Ltd., Class A	12,800	199
Tsingtao Brewery Co. Ltd., Class H	143,767	1,347
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,400	367
Uni-President China Holdings Ltd.	383,000	371
Unisplendour Corp. Ltd., Class A	48,048	172
Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,800	70
Venus MedTech Hangzhou, Inc., Class H*	61,500	233
Vipshop Holdings Ltd. ADR*	120,699	1,014
Vnet Group, Inc. ADR*	26,060	235
Walvax Biotechnology Co. Ltd., Class A	27,100	239
Wanhua Chemical Group Co. Ltd., Class A	49,900	791
Want Want China Holdings Ltd.	1,289,870	1,184
Weibo Corp. ADR*	17,775	551
Weichai Power Co. Ltd., Class A	101,700	285
Weichai Power Co. Ltd., Class H	542,812	1,062
Weihai Guangwei Composites Co. Ltd., Class A	8,900	118
Weimob, Inc.*	493,000	497
Wens Foodstuffs Group Co. Ltd., Class A	109,700	331
Western Securities Co. Ltd., Class A	61,100	77
Western Superconducting Technologies Co. Ltd., Class A	6,181	94
Westone Information Industry, Inc., Class A	12,900	113
Will Semiconductor Co. Ltd. Shanghai, Class A	14,800	721
Wingtech Technology Co. Ltd., Class A	19,400	393
Winning Health Technology Group Co. Ltd., Class A	43,030	113
Wuchan Zhongda Group Co. Ltd., Class A	67,000	62
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Wuhan Guide Infrared Co. Ltd., Class A	41,174	$156
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	36,500	155
Wuhu Token Science Co. Ltd., Class A	42,000	87
Wuliangye Yibin Co. Ltd., Class A	64,600	2,257
WUS Printed Circuit Kunshan Co. Ltd., Class A	37,180	97
WuXi AppTec Co. Ltd., Class A	41,192	766
WuXi AppTec Co. Ltd., Class H	93,911	1,626
Wuxi Biologics Cayman, Inc.*	990,000	11,768
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,480	146
Wuxi Shangji Automation Co. Ltd., Class A	4,700	123
XCMG Construction Machinery Co. Ltd., Class A	89,400	84
Xiamen C & D, Inc., Class A	45,000	64
Xiamen Faratronic Co. Ltd., Class A	3,200	117
Xiamen Intretech, Inc., Class A	13,260	71
Xiamen Tungsten Co. Ltd., Class A	24,200	86
Xiaomi Corp., Class B*	3,925,000	9,524
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	165
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	219,836	429
Xinjiang Zhongtai Chemical Co. Ltd., Class A	38,600	58
Xinyi Solar Holdings Ltd.	1,328,318	2,255
XPeng, Inc. ADR*	106,600	5,365
Yadea Group Holdings Ltd.	310,000	605
Yankuang Energy Group Co. Ltd., Class A	39,100	144
Yankuang Energy Group Co. Ltd., Class H	405,138	805
Yantai Eddie Precision Machinery Co. Ltd., Class A	14,140	71
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,100	107
Yealink Network Technology Corp. Ltd., Class A	14,400	184
Yifeng Pharmacy Chain Co. Ltd., Class A	13,156	114
Yihai International Holding Ltd.*	134,000	619
Yihai Kerry Arawana Holdings Co. Ltd., Class A	21,600	213

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Yintai Gold Co. Ltd., Class A	20,100	$28
Yonghui Superstores Co. Ltd., Class A	165,300	105
YongXing Special Materials Technology Co. Ltd., Class A	6,200	144
Yonyou Network Technology Co. Ltd., Class A	46,735	263
Youngor Group Co. Ltd., Class A	86,300	93
Youngy Co. Ltd., Class A*	3,700	76
YTO Express Group Co. Ltd., Class A	54,800	144
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	19,100	70
Yum China Holdings, Inc.	115,064	5,735
Yunda Holding Co. Ltd., Class A	41,450	133
Yunnan Aluminium Co. Ltd., Class A*	53,200	93
Yunnan Baiyao Group Co. Ltd., Class A	21,500	353
Yunnan Energy New Material Co. Ltd., Class A	14,200	557
Yunnan Tin Co. Ltd., Class A*	22,300	68
Zai Lab Ltd. ADR*	21,091	1,326
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	9,493	651
Zhefu Holding Group Co. Ltd., Class A	87,100	97
Zhejiang Century Huatong Group Co. Ltd., Class A*	145,460	192
Zhejiang China Commodities City Group Co. Ltd., Class A	91,300	69
Zhejiang Chint Electrics Co. Ltd., Class A	36,494	309
Zhejiang Dahua Technology Co. Ltd., Class A	48,500	179
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	105
Zhejiang Expressway Co. Ltd., Class H	397,294	354
Zhejiang HangKe Technology, Inc. Co., Class A	6,423	108
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	79
Zhejiang Huayou Cobalt Co. Ltd., Class A	21,350	369
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	22,000	239
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	14,000	124
Zhejiang Juhua Co. Ltd., Class A	47,200	96
Zhejiang Longsheng Group Co. Ltd., Class A	50,800	101
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 30.3%continued
Zhejiang NHU Co. Ltd., Class A	44,040	$215
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	60,920	242
Zhejiang Semir Garment Co. Ltd., Class A	38,700	47
Zhejiang Supor Co. Ltd., Class A	9,400	92
Zhejiang Weiming Environment Protection Co. Ltd., Class A	14,000	80
Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,000	103
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,100	91
Zhejiang Yongtai Technology Co. Ltd., Class A*	13,500	108
Zheshang Securities Co. Ltd., Class A	76,400	158
ZhongAn Online P&C Insurance Co. Ltd., Class H*	141,200	491
Zhongji Innolight Co. Ltd., Class A	15,400	103
Zhongsheng Group Holdings Ltd.	162,500	1,268
Zhongtai Securities Co. Ltd., Class A	93,800	147
Zhuzhou CRRC Times Electric Co. Ltd.	147,674	855
Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,400	85
Zhuzhou Kibing Group Co. Ltd., Class A	46,600	125
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	40,400	67
Zijin Mining Group Co. Ltd., Class A	342,100	521
Zijin Mining Group Co. Ltd., Class H	1,548,162	1,844
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	126
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	392,400	247
ZTE Corp., Class A	67,500	355
ZTE Corp., Class H	202,517	555
ZTO Express Cayman, Inc. ADR	120,021	3,387
		656,349
Colombia – 0.1%
Bancolombia S.A.	72,621	620
Ecopetrol S.A.	1,398,378	904
Grupo de Inversiones Suramericana S.A.	67,303	496
Interconexion Electrica S.A. ESP	119,618	659
		2,679

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Czech Republic – 0.1%
CEZ A.S.	43,224	$1,636
Komercni Banka A.S.	19,883	850
Moneta Money Bank A.S.	104,195	447
		2,933
Egypt – 0.1%
Commercial International Bank Egypt S.A.E.*	467,909	1,578
Eastern Co. S.A.E.	290,572	198
Fawry for Banking & Payment Technology Services S.A.E.*	144,246	118
		1,894
Greece – 0.2%
Alpha Services and Holdings S.A.*	591,147	725
Eurobank Ergasias Services and Holdings S.A.*	736,690	747
FF Group(3) *	18,664	—
Hellenic Telecommunications Organization S.A.	64,232	1,189
JUMBO S.A.	30,173	433
OPAP S.A.	59,379	842
Public Power Corp. S.A.*	59,380	636
		4,572
Hong Kong – 2.1%
Alibaba Health Information Technology Ltd.*	1,086,000	919
Alibaba Pictures Group Ltd.*	3,380,000	308
Beijing Enterprises Holdings Ltd.	119,271	412
Beijing Enterprises Water Group Ltd.	1,151,886	448
Bosideng International Holdings Ltd.	908,000	572
Brilliance China Automotive Holdings Ltd.*	869,944	418
China Education Group Holdings Ltd.	213,000	346
China Everbright Environment Group Ltd.	1,015,629	815
China Gas Holdings Ltd.	831,095	1,727
China Huishan Dairy Holdings Co. Ltd.(3) *	1,922,380	—
China Jinmao Holdings Group Ltd.	1,497,791	463
China Mengniu Dairy Co. Ltd.*	870,870	4,937
China Merchants Port Holdings Co. Ltd.	400,329	729
China Overseas Land & Investment Ltd.	1,043,195	2,470
China Overseas Property Holdings Ltd.	375,000	398
China Power International Development Ltd.	1,508,000	1,015
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Hong Kong – 2.1%continued
China Resources Beer Holdings Co. Ltd.	398,948	$3,270
China Resources Cement Holdings Ltd.	706,000	534
China Resources Gas Group Ltd.	249,958	1,412
China Resources Land Ltd.	887,432	3,733
China Resources Power Holdings Co. Ltd.	521,735	1,747
China State Construction International Holdings Ltd.	565,600	703
China Taiping Insurance Holdings Co. Ltd.	464,304	637
China Traditional Chinese Medicine Holdings Co. Ltd.	798,000	529
China Youzan Ltd.*	3,936,000	273
COSCO SHIPPING Ports Ltd.	446,821	388
Far East Horizon Ltd.	472,000	419
Geely Automobile Holdings Ltd.	1,609,641	4,404
Guangdong Investment Ltd.	818,514	1,040
Hopson Development Holdings Ltd.	204,600	427
Huabao International Holdings Ltd.	257,000	475
HUTCHMED China Ltd. ADR*	23,480	824
Kingboard Holdings Ltd.	189,000	920
Kingboard Laminates Holdings Ltd.	267,000	454
Kunlun Energy Co. Ltd.	1,049,230	984
Lee & Man Paper Manufacturing Ltd.	362,000	252
Nine Dragons Paper Holdings Ltd.	467,923	502
Shanghai Industrial Urban Development Group Ltd.(4)	1	—
Shenzhen International Holdings Ltd.	309,274	321
Shimao Group Holdings Ltd.	354,903	232
Sino Biopharmaceutical Ltd.	2,812,750	1,971
Sun Art Retail Group Ltd.	568,000	228
Vinda International Holdings Ltd.	103,000	251
Wharf Holdings (The) Ltd.	374,000	1,149
Yuexiu Property Co. Ltd.	399,600	352
		44,408
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	115,314	895
OTP Bank Nyrt.*	61,515	3,143
Richter Gedeon Nyrt.	37,629	1,012
		5,050
India – 12.4%
ACC Ltd.	20,224	602
Adani Enterprises Ltd.	75,634	1,740
Adani Green Energy Ltd.*	108,228	1,940

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
India – 12.4%continued
Adani Ports & Special Economic Zone Ltd.	138,024	$1,356
Adani Total Gas Ltd.	75,508	1,751
Adani Transmission Ltd.*	76,016	1,780
Ambuja Cements Ltd.	187,420	952
Apollo Hospitals Enterprise Ltd.	27,641	1,865
Asian Paints Ltd.	105,366	4,779
Aurobindo Pharma Ltd.	77,497	766
Avenue Supermarts Ltd.*	44,586	2,800
Axis Bank Ltd.*	620,497	5,631
Bajaj Auto Ltd.	19,663	860
Bajaj Finance Ltd.	74,592	7,002
Bajaj Finserv Ltd.	10,499	2,316
Balkrishna Industries Ltd.	24,758	774
Bandhan Bank Ltd.	182,684	621
Berger Paints India Ltd.	69,548	722
Bharat Electronics Ltd.	324,824	918
Bharat Forge Ltd.	64,960	610
Bharat Petroleum Corp. Ltd.	241,474	1,252
Bharti Airtel Ltd.*	678,299	6,241
Biocon Ltd.*	109,714	538
Britannia Industries Ltd.	29,471	1,430
Cholamandalam Investment and Finance Co. Ltd.	116,649	817
Cipla Ltd.	132,231	1,678
Coal India Ltd.	433,052	850
Colgate-Palmolive India Ltd.	33,371	665
Container Corp. of India Ltd.	68,336	565
Dabur India Ltd.	174,296	1,360
Divi's Laboratories Ltd.	36,919	2,324
DLF Ltd.	168,247	884
Dr. Reddy's Laboratories Ltd.	31,884	2,100
Eicher Motors Ltd.	36,904	1,287
GAIL India Ltd.	415,964	723
Godrej Consumer Products Ltd.*	96,890	1,262
Godrej Properties Ltd.*	34,335	865
Grasim Industries Ltd.	71,043	1,551
Havells India Ltd.	68,988	1,297
HCL Technologies Ltd.	296,922	5,269
HDFC Asset Management Co. Ltd.	13,879	457
HDFC Life Insurance Co. Ltd.	249,232	2,178
Hero MotoCorp Ltd.	32,488	1,074
Hindalco Industries Ltd.	433,330	2,773
Hindustan Petroleum Corp. Ltd.	166,094	653
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
India – 12.4%continued
Hindustan Unilever Ltd.	225,772	$7,159
Housing Development Finance Corp. Ltd.	471,343	16,327
ICICI Bank Ltd.	1,408,412	13,951
ICICI Lombard General Insurance Co. Ltd.	60,166	1,134
ICICI Prudential Life Insurance Co. Ltd.	96,705	730
Indian Oil Corp. Ltd.	541,627	813
Indian Railway Catering & Tourism Corp. Ltd.	65,908	738
Indraprastha Gas Ltd.	78,218	495
Indus Towers Ltd.	188,910	628
Info Edge India Ltd.	21,195	1,589
Infosys Ltd.	935,705	23,748
InterGlobe Aviation Ltd.*	25,798	695
ITC Ltd.	822,044	2,410
JSW Steel Ltd.	231,352	2,042
Jubilant Foodworks Ltd.	21,205	1,025
Kotak Mahindra Bank Ltd.	152,474	3,682
Larsen & Toubro Infotech Ltd.	14,360	1,415
Larsen & Toubro Ltd.	189,016	4,796
Lupin Ltd.	63,872	817
Mahindra & Mahindra Ltd.	241,396	2,719
Marico Ltd.	146,300	1,009
Maruti Suzuki India Ltd.	37,023	3,696
Mindtree Ltd.	18,083	1,160
Motherson Sumi Systems Ltd.	341,320	1,026
Mphasis Ltd.	23,072	1,053
MRF Ltd.	498	491
Muthoot Finance Ltd.	33,963	683
Nestle India Ltd.	9,216	2,443
NTPC Ltd.	1,337,758	2,237
Oil & Natural Gas Corp. Ltd.	685,123	1,311
Page Industries Ltd.	1,494	812
Petronet LNG Ltd.	209,050	608
PI Industries Ltd.	23,608	964
Pidilite Industries Ltd.	41,669	1,381
Piramal Enterprises Ltd.	27,892	992
Power Grid Corp. of India Ltd.	855,976	2,353
Reliance Industries Ltd.	783,423	24,943
SBI Cards & Payment Services Ltd.*	66,497	830
SBI Life Insurance Co. Ltd.	122,898	1,978
Shree Cement Ltd.	2,893	1,051
Shriram Transport Finance Co. Ltd.	55,266	897

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
India – 12.4%continued
Siemens Ltd.	20,440	$649
SRF Ltd.	40,550	1,320
State Bank of India	490,149	3,036
Sun Pharmaceutical Industries Ltd.	233,576	2,658
Tata Consultancy Services Ltd.	253,959	12,773
Tata Consumer Products Ltd.	162,959	1,630
Tata Motors Ltd.*	459,259	2,971
Tata Power (The) Co. Ltd.	396,533	1,179
Tata Steel Ltd.	200,387	2,997
Tech Mahindra Ltd.	173,004	4,159
Titan Co. Ltd.	97,062	3,294
Torrent Pharmaceuticals Ltd.	14,569	642
Trent Ltd.	49,118	703
UltraTech Cement Ltd.	27,637	2,823
United Spirits Ltd.*	78,653	950
UPL Ltd.	135,715	1,358
Vedanta Ltd.	304,130	1,396
Wipro Ltd.	379,199	3,650
Yes Bank Ltd.*	3,194,901	589
Zomato Ltd.*	428,566	792
		268,278
Indonesia – 1.4%
Adaro Energy Tbk PT	4,130,720	652
Aneka Tambang Tbk	2,361,100	373
Astra International Tbk PT	5,581,760	2,230
Bank Central Asia Tbk PT	15,224,160	7,715
Bank Mandiri Persero Tbk PT	5,147,110	2,536
Bank Negara Indonesia Persero Tbk PT	2,002,009	947
Bank Rakyat Indonesia Persero Tbk PT	18,679,465	5,384
Barito Pacific Tbk PT	7,322,800	439
Charoen Pokphand Indonesia Tbk PT	1,970,735	823
Gudang Garam Tbk PT	138,015	296
Indah Kiat Pulp & Paper Corp. Tbk PT	785,000	431
Indocement Tunggal Prakarsa Tbk PT	422,503	358
Indofood CBP Sukses Makmur Tbk PT	663,600	405
Indofood Sukses Makmur Tbk PT	1,148,271	509
Kalbe Farma Tbk PT	5,997,780	680
Merdeka Copper Gold Tbk PT*	3,089,500	844
Sarana Menara Nusantara Tbk PT	5,931,400	468
Semen Indonesia Persero Tbk PT	820,955	417
Telkom Indonesia Persero Tbk PT	13,602,262	3,886
Tower Bersama Infrastructure Tbk PT	2,244,900	465
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Indonesia – 1.4%continued
Unilever Indonesia Tbk PT	2,084,940	$601
United Tractors Tbk PT	473,571	735
		31,194
Kuwait – 0.6%
Agility Public Warehousing Co. K.S.C.	345,208	1,078
Boubyan Bank K.S.C.P.*	298,211	779
Kuwait Finance House K.S.C.P.	1,273,898	3,503
Mabanee Co. KPSC	168,476	442
Mobile Telecommunications Co. K.S.C.P.	572,566	1,128
National Bank of Kuwait S.A.K.P.	1,876,495	6,186
		13,116
Malaysia – 1.4%
AMMB Holdings Bhd.*	532,337	405
Axiata Group Bhd.	775,603	775
CIMB Group Holdings Bhd.	1,783,705	2,334
Dialog Group Bhd.	1,132,844	712
DiGi.Com Bhd.	885,200	927
Fraser & Neave Holdings Bhd.	38,100	226
Genting Bhd.	544,700	610
Genting Malaysia Bhd.	852,000	589
HAP Seng Consolidated Bhd.	148,500	274
Hartalega Holdings Bhd.	494,800	681
Hong Leong Bank Bhd.	173,198	774
Hong Leong Financial Group Bhd.	62,128	259
IHH Healthcare Bhd.	469,300	827
Inari Amertron Bhd.	795,400	761
IOI Corp. Bhd.	610,240	546
Kuala Lumpur Kepong Bhd.	117,692	615
Malayan Banking Bhd.	1,282,276	2,555
Malaysia Airports Holdings Bhd.*	312,593	449
Maxis Bhd.	640,051	745
MISC Bhd.	337,660	571
Nestle Malaysia Bhd.	19,800	638
Petronas Chemicals Group Bhd.	653,800	1,400
Petronas Dagangan Bhd.	87,600	433
Petronas Gas Bhd.	219,700	950
PPB Group Bhd.	177,600	729
Press Metal Aluminium Holdings Bhd.	868,800	1,205
Public Bank Bhd.	3,998,005	3,992
QL Resources Bhd.	314,250	345
RHB Bank Bhd.	485,426	626
Sime Darby Bhd.	781,128	435
Sime Darby Plantation Bhd.	497,165	449

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Malaysia – 1.4%continued
Telekom Malaysia Bhd.	326,586	$431
Tenaga Nasional Bhd.	627,550	1,407
Top Glove Corp. Bhd.	1,519,400	944
Westports Holdings Bhd.	286,200	278
		29,897
Mexico – 2.0%
Alfa S.A.B. de C.V., Class A	789,737	580
America Movil S.A.B. de C.V., Series L	9,401,449	9,955
Arca Continental S.A.B. de C.V.	109,841	697
Becle S.A.B. de C.V.	157,200	395
Cemex S.A.B. de C.V., Series CPO*	4,215,152	2,880
Coca-Cola Femsa S.A.B. de C.V.	147,222	809
Fibra Uno Administracion S.A. de C.V.	894,601	946
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	534,243	4,161
Gruma S.A.B. de C.V., Class B	60,560	774
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	99,022	1,368
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	56,366	1,162
Grupo Bimbo S.A.B. de C.V., Series A	424,854	1,309
Grupo Carso S.A.B. de C.V., Series A1	116,406	372
Grupo Financiero Banorte S.A.B. de C.V., Series O	715,804	4,656
Grupo Financiero Inbursa S.A.B. de C.V., Series O*	648,933	779
Grupo Mexico S.A.B. de C.V., Series B	853,439	3,720
Grupo Televisa S.A.B., Series CPO	655,114	1,229
Industrias Penoles S.A.B. de C.V.	36,199	417
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	397,727	604
Megacable Holdings S.A.B. de C.V., Series CPO	83,551	286
Orbia Advance Corp. S.A.B. de C.V.	298,180	761
Promotora y Operadora de Infraestructura S.A.B. de C.V.	65,855	514
Telesites S.A.B. de C.V.	389,600	399
Wal-Mart de Mexico S.A.B. de C.V.	1,437,427	5,351
		44,124
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR*	61,890	453
Credicorp Ltd.	18,598	2,270
Southern Copper Corp.	23,345	1,441
		4,164
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Philippines – 0.7%
Aboitiz Equity Ventures, Inc.	570,189	$608
AC Energy Corp.	2,091,700	451
Ayala Corp.	76,817	1,252
Ayala Land, Inc.	2,224,560	1,602
Bank of the Philippine Islands	484,166	875
BDO Unibank, Inc.	538,189	1,274
Globe Telecom, Inc.	7,185	468
GT Capital Holdings, Inc.	27,972	296
International Container Terminal Services, Inc.	286,050	1,122
JG Summit Holdings, Inc.	812,493	844
Jollibee Foods Corp.	115,613	491
Manila Electric Co.	66,140	383
Metro Pacific Investments Corp.	3,268,400	250
Metropolitan Bank & Trust Co.	516,249	564
Monde Nissin Corp.*	1,202,700	382
PLDT, Inc.	21,005	747
SM Investments Corp.	65,952	1,220
SM Prime Holdings, Inc.	2,774,113	1,845
Universal Robina Corp.	236,890	595
		15,269
Poland – 0.8%
Allegro.eu S.A.*	98,142	943
Bank Polska Kasa Opieki S.A.	49,940	1,511
CD Projekt S.A.	19,929	949
Cyfrowy Polsat S.A.	71,022	611
Dino Polska S.A.*	13,330	1,215
KGHM Polska Miedz S.A.	38,460	1,331
LPP S.A.	312	1,328
mBank S.A.*	3,976	423
Orange Polska S.A.*	190,250	398
PGE Polska Grupa Energetyczna S.A.*	241,467	484
Polski Koncern Naftowy ORLEN S.A.	78,569	1,448
Polskie Gornictwo Naftowe i Gazownictwo S.A.	485,387	758
Powszechna Kasa Oszczednosci Bank Polski S.A.*	242,572	2,702
Powszechny Zaklad Ubezpieczen S.A.	161,970	1,420
Santander Bank Polska S.A.	10,254	887
		16,408
Qatar – 0.8%
Barwa Real Estate Co.	522,603	439
Commercial Bank PSQC (The)	533,335	988
Industries Qatar QSC	414,713	1,764

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Qatar – 0.8%continued
Masraf Al Rayan QSC	1,268,400	$1,616
Mesaieed Petrochemical Holding Co.	1,186,302	681
Ooredoo QPSC	227,831	439
Qatar Electricity & Water Co. QSC	124,421	567
Qatar Fuel QSC	136,536	685
Qatar Gas Transport Co. Ltd.	653,686	592
Qatar International Islamic Bank QSC	189,634	480
Qatar Islamic Bank S.A.Q.	321,702	1,619
Qatar National Bank QPSC	1,253,487	6,949
		16,819
Romania – 0.0%
NEPI Rockcastle PLC	120,200	799
Russia – 3.5%
Alrosa PJSC	695,290	1,133
Gazprom PJSC	3,250,620	14,826
Gazprom PJSC ADR	134	1
Inter RAO UES PJSC	10,354,623	587
LUKOIL PJSC	114,493	9,995
Magnit PJSC	2,287	166
Magnit PJSC GDR (Registered)	82,678	1,236
MMC Norilsk Nickel PJSC	17,440	5,301
Mobile TeleSystems PJSC ADR	128,350	1,020
Moscow Exchange MICEX-RTS PJSC	419,576	855
Novatek PJSC GDR (Registered)	25,015	5,840
Novolipetsk Steel PJSC	408,255	1,183
Ozon Holdings PLC ADR*	13,658	413
PhosAgro PJSC GDR (Registered)	35,003	755
Polymetal International PLC	97,434	1,701
Polyus PJSC	9,359	1,635
Rosneft Oil Co. PJSC	318,005	2,533
Rosneft Oil Co. PJSC GDR (Registered)	6,396	51
Sberbank of Russia PJSC	56,000	219
Sberbank of Russia PJSC (Moscow Exchange)	2,908,112	11,349
Severstal PAO	55,330	1,181
Severstal PAO GDR (Registered)	1,839	39
Surgutneftegas PJSC	1,902,467	1,006
Surgutneftegas PJSC ADR	4,629	25
Tatneft PJSC	386,254	2,568
TCS Group Holding PLC GDR (Registered)	32,689	2,655
United Co. RUSAL International PJSC*	832,063	820
VK Co. Ltd. GDR*	30,900	358
VTB Bank PJSC	800,566,738	512
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Russia – 3.5%continued
VTB Bank PJSC GDR(5) (6)	11,036	$14
VTB Bank PJSC GDR (Registered)	43,343	54
X5 Retail Group N.V. GDR (Registered)	34,956	911
Yandex N.V., Class A*	84,200	5,036
		75,978
Saudi Arabia – 3.3%
Abdullah Al Othaim Markets Co.	12,656	365
Advanced Petrochemical Co.	27,618	518
Al Rajhi Bank	336,410	12,668
Alinma Bank	268,136	1,706
Almarai Co. JSC	66,588	864
Arab National Bank	162,688	988
Bank AlBilad*	100,053	1,233
Bank Al-Jazira	115,310	592
Banque Saudi Fransi	162,896	2,041
Bupa Arabia for Cooperative Insurance Co.	16,800	587
Co for Cooperative Insurance (The)	17,476	360
Dar Al Arkan Real Estate Development Co.*	154,388	413
Dr. Sulaiman Al Habib Medical Services Group Co.	13,678	588
Emaar Economic City*	109,771	349
Etihad Etisalat Co.	105,721	876
Jarir Marketing Co.	15,733	824
Mobile Telecommunications Co. Saudi Arabia*	120,491	386
Mouwasat Medical Services Co.	13,892	643
National Industrialization Co.*	94,064	498
National Petrochemical Co.	34,515	367
Rabigh Refining & Petrochemical Co.*	62,849	346
Riyad Bank	372,894	2,688
SABIC Agri-Nutrients Co.	59,305	2,787
Sahara International Petrochemical Co.	96,960	1,081
Saudi Arabian Mining Co.*	119,596	2,497
Saudi Arabian Oil Co.	602,390	5,739
Saudi Basic Industries Corp.	246,809	7,619
Saudi British Bank (The)	226,518	1,988
Saudi Cement Co.	21,013	307
Saudi Electricity Co.	228,678	1,460
Saudi Industrial Investment Group	57,278	475
Saudi Kayan Petrochemical Co.*	195,090	884
Saudi National Bank (The)	602,577	10,325
Saudi Telecom Co.	165,616	4,952

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Saudi Arabia – 3.3%continued
Savola Group (The)	69,847	$594
Yanbu National Petrochemical Co.	67,984	1,242
		71,850
Singapore – 0.1%
BOC Aviation Ltd.	59,400	436
JOYY, Inc. ADR	15,412	700
		1,136
South Africa – 3.1%
Absa Group Ltd.	197,888	1,894
African Rainbow Minerals Ltd.	29,267	425
Anglo American Platinum Ltd.	14,543	1,656
AngloGold Ashanti Ltd.	116,028	2,422
Aspen Pharmacare Holdings Ltd.	107,260	1,513
Bid Corp. Ltd.	92,406	1,890
Bidvest Group (The) Ltd.	77,521	922
Capitec Bank Holdings Ltd.	22,425	2,870
Clicks Group Ltd.	67,372	1,333
Discovery Ltd.*	116,105	1,046
Exxaro Resources Ltd.	65,758	631
FirstRand Ltd.	1,382,228	5,273
Gold Fields Ltd.	244,821	2,673
Growthpoint Properties Ltd.	931,552	898
Harmony Gold Mining Co. Ltd.	159,898	668
Impala Platinum Holdings Ltd.	222,133	3,137
Kumba Iron Ore Ltd.	18,486	535
Mr Price Group Ltd.	69,189	866
MTN Group Ltd.*	464,037	4,960
MultiChoice Group	106,796	817
Naspers Ltd., Class N	59,801	9,279
Nedbank Group Ltd.	125,379	1,377
Northam Platinum Holdings Ltd.*	98,919	1,300
Old Mutual Ltd.	1,258,013	1,034
Pepkor Holdings Ltd.*	353,500	486
Rand Merchant Investment Holdings Ltd.	216,879	614
Reinet Investments S.C.A.	38,801	697
Remgro Ltd.	142,330	1,172
Sanlam Ltd.	524,821	1,955
Sasol Ltd.*	156,421	2,559
Shoprite Holdings Ltd.	138,368	1,813
Sibanye Stillwater Ltd.	756,787	2,339
SPAR Group (The) Ltd.	54,544	572
Standard Bank Group Ltd.	355,895	3,127
Tiger Brands Ltd.	49,137	558
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
South Africa – 3.1%continued
Vodacom Group Ltd.	176,440	$1,488
Woolworths Holdings Ltd.	263,802	859
		67,658
South Korea – 12.0%
Alteogen, Inc.*	7,237	459
Amorepacific Corp.	8,757	1,221
AMOREPACIFIC Group	8,413	312
BGF retail Co. Ltd.	2,232	272
Celltrion Healthcare Co. Ltd.	23,385	1,577
Celltrion Pharm, Inc.*	4,435	464
Celltrion, Inc.	27,186	4,526
Cheil Worldwide, Inc.	19,809	379
CJ CheilJedang Corp.	2,205	716
CJ Corp.	4,016	280
CJ ENM Co. Ltd.	2,933	342
CJ Logistics Corp.*	2,659	280
Coway Co. Ltd.	14,806	921
DB Insurance Co. Ltd.	12,889	584
Doosan Bobcat, Inc.*	14,702	504
Doosan Heavy Industries & Construction Co. Ltd.*	85,057	1,454
Douzone Bizon Co. Ltd.	5,901	362
Ecopro B.M. Co. Ltd.	3,034	1,273
E-MART, Inc.	5,605	710
F&F Co. Ltd./New*	936	742
Green Cross Corp.	1,658	304
GS Engineering & Construction Corp.	17,990	599
GS Holdings Corp.	13,154	432
Hana Financial Group, Inc.	81,883	2,883
Hankook Tire & Technology Co. Ltd.	19,349	643
Hanmi Pharm Co. Ltd.*	1,944	448
Hanon Systems	49,770	563
Hanwha Solutions Corp.*	34,156	1,021
HLB, Inc.*	23,842	694
HMM Co. Ltd.*	73,769	1,668
Hotel Shilla Co. Ltd.	8,786	575
HYBE Co. Ltd.*	4,290	1,253
Hyundai Engineering & Construction Co. Ltd.	20,593	768
Hyundai Glovis Co. Ltd.	5,372	759
Hyundai Heavy Industries Holdings Co. Ltd.	13,600	614
Hyundai Mobis Co. Ltd.	18,239	3,874
Hyundai Motor Co.	38,187	6,710

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
South Korea – 12.0%continued
Hyundai Steel Co.	23,194	$799
Iljin Materials Co. Ltd.	6,331	713
Industrial Bank of Korea	74,194	642
Kakao Corp.	85,488	8,063
Kakao Games Corp.*	8,204	627
KakaoBank Corp.*	25,709	1,273
Kangwon Land, Inc.*	27,772	560
KB Financial Group, Inc.	107,906	4,974
Kia Corp.	71,960	4,940
Korea Aerospace Industries Ltd.	20,980	571
Korea Electric Power Corp.	69,939	1,295
Korea Investment Holdings Co. Ltd.	11,189	758
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	10,668	848
Korea Zinc Co. Ltd.	2,284	981
Korean Air Lines Co. Ltd.*	48,161	1,185
Krafton, Inc.*	6,081	2,350
KT&G Corp.	31,517	2,096
Kumho Petrochemical Co. Ltd.	5,207	725
L&F Co. Ltd.	6,195	1,147
LG Chem Ltd.	12,584	6,493
LG Corp.*	23,796	1,609
LG Display Co. Ltd.*	62,764	1,298
LG Electronics, Inc.	29,364	3,396
LG Household & Health Care Ltd.	2,550	2,352
LG Innotek Co. Ltd.	3,827	1,171
LG Uplus Corp.	55,267	631
Lotte Chemical Corp.	4,843	883
Lotte Shopping Co. Ltd.	3,247	238
Meritz Securities Co. Ltd.	75,104	324
Mirae Asset Securities Co. Ltd.	80,818	585
NAVER Corp.	33,833	10,741
NCSoft Corp.	4,522	2,442
Netmarble Corp.	6,157	647
NH Investment & Securities Co. Ltd.	38,770	407
Orion Corp.	6,712	584
Pan Ocean Co. Ltd.	76,849	350
Pearl Abyss Corp.*	8,056	937
POSCO	20,352	4,672
POSCO Chemical Co. Ltd.	8,342	1,007
S-1 Corp.	4,958	308
Samsung Biologics Co. Ltd.*	4,542	3,446
Samsung C&T Corp.	22,873	2,273
Samsung Electro-Mechanics Co. Ltd.	15,616	2,592
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
South Korea – 12.0%continued
Samsung Electronics Co. Ltd.	1,311,538	$86,103
Samsung Engineering Co. Ltd.*	44,732	859
Samsung Fire & Marine Insurance Co. Ltd.	8,527	1,445
Samsung Heavy Industries Co. Ltd.*	168,865	805
Samsung Life Insurance Co. Ltd.	19,322	1,036
Samsung SDI Co. Ltd.	15,108	8,275
Samsung SDS Co. Ltd.	9,624	1,259
Samsung Securities Co. Ltd.	17,723	668
SD Biosensor, Inc.*	9,528	449
Seegene, Inc.	9,540	489
Shin Poong Pharmaceutical Co. Ltd.	9,229	246
Shinhan Financial Group Co. Ltd.	120,761	3,724
SK Biopharmaceuticals Co. Ltd.*	7,717	630
SK Bioscience Co. Ltd.*	6,329	1,195
SK Chemicals Co. Ltd.*	3,324	416
SK Hynix, Inc.	149,944	16,406
SK IE Technology Co. Ltd.*	4,868	683
SK Innovation Co. Ltd.*	13,957	2,799
SK Square Co. Ltd.*	4,401	246
SK Telecom Co. Ltd.	6,808	331
SK, Inc.	11,528	2,425
SKC Co. Ltd.	5,915	864
S-Oil Corp.	12,020	866
Woori Financial Group, Inc.	142,116	1,516
Yuhan Corp.*	13,340	697
		259,551
Taiwan – 15.7%
Accton Technology Corp.	138,000	1,297
Acer, Inc.	787,800	865
Advantech Co. Ltd.	105,793	1,512
ASE Technology Holding Co. Ltd.	912,928	3,500
Asia Cement Corp.	613,567	982
ASMedia Technology, Inc.	8,000	526
Asustek Computer, Inc.	195,546	2,658
AU Optronics Corp.	2,258,215	1,861
Catcher Technology Co. Ltd.	186,111	1,050
Cathay Financial Holding Co. Ltd.	2,168,212	4,886
Chailease Holding Co. Ltd.	355,895	3,379
Chang Hwa Commercial Bank Ltd.	1,167,586	717
Cheng Shin Rubber Industry Co. Ltd.	464,184	605
China Development Financial Holding Corp.	4,183,143	2,641
China Steel Corp.	3,241,156	4,140

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Taiwan – 15.7%continued
Chunghwa Telecom Co. Ltd.	1,037,493	$4,369
Compal Electronics, Inc.	1,126,759	985
CTBC Financial Holding Co. Ltd.	5,074,878	4,753
Delta Electronics, Inc.	532,343	5,292
E.Sun Financial Holding Co. Ltd.	3,301,348	3,344
Eclat Textile Co. Ltd.	51,182	1,165
eMemory Technology, Inc.	17,000	1,341
Evergreen Marine Corp. Taiwan Ltd.	697,891	3,576
Far Eastern New Century Corp.	759,789	804
Far EasTone Telecommunications Co. Ltd.	424,345	991
Feng TAY Enterprise Co. Ltd.	123,928	1,035
First Financial Holding Co. Ltd.	2,836,478	2,512
Formosa Chemicals & Fibre Corp.	956,499	2,789
Formosa Petrochemical Corp.	323,487	1,120
Formosa Plastics Corp.	1,046,682	3,927
Foxconn Technology Co. Ltd.	264,131	618
Fubon Financial Holding Co. Ltd.	2,077,453	5,728
Giant Manufacturing Co. Ltd.	80,483	1,004
Globalwafers Co. Ltd.	61,000	1,951
Hiwin Technologies Corp.	78,244	865
Hon Hai Precision Industry Co. Ltd.	3,426,942	12,848
Hotai Motor Co. Ltd.	82,900	1,836
Hua Nan Financial Holdings Co. Ltd.	2,363,022	1,808
Innolux Corp.	2,588,900	1,824
Inventec Corp.	758,314	683
Largan Precision Co. Ltd.	27,835	2,479
Lite-On Technology Corp.	582,964	1,344
MediaTek, Inc.	415,334	17,757
Mega Financial Holding Co. Ltd.	2,982,543	3,832
Micro-Star International Co. Ltd.	182,000	1,053
momo.com, Inc.	11,000	644
Nan Ya Plastics Corp.	1,420,951	4,377
Nan Ya Printed Circuit Board Corp.	64,000	1,313
Nanya Technology Corp.	351,071	991
Nien Made Enterprise Co. Ltd.	42,000	626
Novatek Microelectronics Corp.	157,850	3,062
Oneness Biotech Co. Ltd.*	64,000	665
Pegatron Corp.	563,594	1,406
Pou Chen Corp.	632,093	756
President Chain Store Corp.	154,220	1,523
Quanta Computer, Inc.	745,576	2,548
Realtek Semiconductor Corp.	127,457	2,673
Ruentex Development Co. Ltd.	331,989	764
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Taiwan – 15.7%continued
Shanghai Commercial & Savings Bank (The) Ltd.	985,359	$1,683
Shin Kong Financial Holding Co. Ltd.	3,259,907	1,299
SinoPac Financial Holdings Co. Ltd.	2,755,792	1,607
Synnex Technology International Corp.	357,940	855
Taishin Financial Holding Co. Ltd.	2,857,789	1,954
Taiwan Cement Corp.	1,412,824	2,451
Taiwan Cooperative Financial Holding Co. Ltd.	2,594,816	2,384
Taiwan High Speed Rail Corp.	565,000	604
Taiwan Mobile Co. Ltd.	450,076	1,627
Taiwan Semiconductor Manufacturing Co. Ltd.	6,765,749	149,812
Unimicron Technology Corp.	333,000	2,766
Uni-President Enterprises Corp.	1,322,150	3,278
United Microelectronics Corp.	3,242,043	7,574
Vanguard International Semiconductor Corp.	245,000	1,399
Voltronic Power Technology Corp.	16,000	895
Wan Hai Lines Ltd.	172,700	1,240
Win Semiconductors Corp.	92,000	1,241
Winbond Electronics Corp.	809,000	989
Wistron Corp.	761,449	802
Wiwynn Corp.	22,000	884
WPG Holdings Ltd.	451,290	857
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yageo Corp.	119,377	2,063
Yang Ming Marine Transport Corp.*	483,000	2,113
Yuanta Financial Holding Co. Ltd.	2,662,846	2,432
Zhen Ding Technology Holding Ltd.	186,850	677
		339,086
Thailand – 1.7%
Advanced Info Service PCL (Registered)	194,000	1,336
Advanced Info Service PCL NVDR	132,799	910
Airports of Thailand PCL NVDR*	1,180,700	2,154
Asset World Corp. PCL NVDR*	1,960,900	272
B Grimm Power PCL NVDR (Registered)	224,600	271
Bangkok Commercial Asset Management PCL NVDR (Registered)	510,100	330
Bangkok Dusit Medical Services PCL NVDR	2,632,600	1,812
Bangkok Expressway & Metro PCL NVDR (Registered)	1,985,998	501
Berli Jucker PCL NVDR	344,900	319

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Thailand – 1.7%continued
BTS Group Holdings PCL NVDR	2,077,000	$580
Bumrungrad Hospital PCL NVDR	122,587	517
Carabao Group PCL NVDR	85,000	303
Central Pattana PCL NVDR	545,600	920
Central Retail Corp. PCL NVDR (Registered)	465,058	443
Charoen Pokphand Foods PCL NVDR	1,020,957	779
CP ALL PCL (Registered)	905,200	1,599
CP ALL PCL NVDR	684,736	1,208
Delta Electronics Thailand PCL NVDR	84,400	1,039
Electricity Generating PCL NVDR	74,900	393
Energy Absolute PCL NVDR	408,600	1,174
Global Power Synergy PCL NVDR	202,900	539
Gulf Energy Development PCL NVDR (Registered)	818,050	1,114
Home Product Center PCL NVDR	1,516,304	658
Indorama Ventures PCL NVDR	440,447	570
Intouch Holdings PCL NVDR	320,000	767
Krung Thai Bank PCL (Registered)	699,750	276
Krung Thai Bank PCL NVDR	279,493	110
Krungthai Card PCL NVDR	259,900	460
Land & Houses PCL NVDR	2,233,700	588
Minor International PCL NVDR*	825,030	709
Muangthai Capital PCL NVDR (Registered)	212,900	374
Osotspa PCL NVDR	351,800	360
PTT Exploration & Production PCL (Registered)	242,500	857
PTT Exploration & Production PCL NVDR	130,143	458
PTT Global Chemical PCL (Registered)	189,814	334
PTT Global Chemical PCL NVDR	413,676	725
PTT Oil & Retail Business PCL NVDR	838,900	677
PTT PCL (Registered)	1,835,000	2,087
PTT PCL NVDR	899,400	1,021
Ratch Group PCL NVDR	231,700	312
SCG Packaging PCL NVDR	368,000	762
Siam Cement (The) PCL (Registered)	51,000	589
Siam Cement (The) PCL NVDR	165,998	1,916
Siam Commercial Bank (The) PCL (Registered)	195,100	742
Siam Commercial Bank (The) PCL NVDR	45,876	173
Siam Makro PCL (Registered)	60,346	76
Sri Trang Gloves Thailand PCL NVDR	288,100	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Thailand – 1.7%continued
Srisawad Corp. PCL NVDR	215,700	$398
Thai Oil PCL (Registered)	97,800	145
Thai Oil PCL NVDR	181,995	269
Thai Union Group PCL NVDR	776,300	453
True Corp. PCL NVDR	3,378,252	480
		36,120
Turkey – 0.2%
Akbank T.A.S.	880,776	470
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(4)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	199,182	306
BIM Birlesik Magazalar A.S.	118,914	539
Eregli Demir ve Celik Fabrikalari T.A.S.	373,731	795
Ford Otomotiv Sanayi A.S.	20,141	363
Is Gayrimenkul Yatirim Ortakligi A.S.(4) *	1	—
KOC Holding A.S.	193,586	415
Turk Hava Yollari A.O.(4) *	1	—
Turkcell Iletisim Hizmetleri A.S.	318,536	434
Turkiye Garanti Bankasi A.S.	658,026	561
Turkiye Is Bankasi A.S., Class C	471,897	251
Turkiye Petrol Rafinerileri A.S.*	35,005	409
Turkiye Sise ve Cam Fabrikalari A.S.	396,264	400
		4,943
United Arab Emirates – 1.1%
Abu Dhabi Commercial Bank PJSC	764,078	1,773
Abu Dhabi Islamic Bank PJSC	377,325	705
Abu Dhabi National Oil Co. for Distribution PJSC	667,113	775
Aldar Properties PJSC	1,050,056	1,140
Dubai Islamic Bank PJSC	791,779	1,159
Emaar Properties PJSC	1,131,154	1,503
Emirates NBD Bank PJSC	697,901	2,571
Emirates Telecommunications Group Co. PJSC	954,102	8,242
First Abu Dhabi Bank PJSC	1,197,994	6,144
		24,012

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United States – 0.1%
Legend Biotech Corp. ADR*	9,843	$459
Parade Technologies Ltd.	21,000	1,598
		2,057
Total Common Stocks
(Cost $1,379,553)		2,111,076

PREFERRED STOCKS – 1.9% (1)
Brazil – 1.0%
Alpargatas S.A., 0.75%(7)	52,900	351
Banco Bradesco S.A., 1.09%(7)	1,324,286	4,568
Braskem S.A., Class A, 13.35%(7)	54,200	573
Centrais Eletricas Brasileiras S.A., Class B, 6.75%(7)	72,241	430
Cia Energetica de Minas Gerais, 4.26%(7)	301,300	729
Gerdau S.A., 20.55%(7)	314,761	1,560
Itau Unibanco Holding S.A., 4.18%(7)	1,331,398	5,064
Itausa S.A., 0.88%(7)	1,273,166	2,040
Petroleo Brasileiro S.A., 7.52%(7)	1,304,161	6,618
		21,933
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 1.02%(7)	37,521	1,927
Colombia – 0.0%
Bancolombia S.A., 0.81%(7)	115,896	919
Russia – 0.1%
Surgutneftegas PJSC, 16.91%(7)	1,903,637	976
South Korea – 0.7%
Hyundai Motor Co., 4.09%(7)	6,640	549
Hyundai Motor Co. (2nd Preferred), 4.04%(7)	9,649	819
LG Chem Ltd., 3.42%(7)	2,197	530
LG Household & Health Care Ltd., 1.83%(7)	613	318
Samsung Electronics Co. Ltd., 2.02%(7)	225,982	13,526
		15,742
Taiwan – 0.0%
China Development Financial Holding Corp.*	413,613	143
Total Preferred Stocks
(Cost $34,856)		41,640

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
China – 0.0%
Seazen Group Ltd.(3) *	29,714	$—
South Korea – 0.0%
Doosan Heavy Industries & Construction Co. Ltd.*	10,820	40
Total Rights
(Cost $—)		40

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
BTS Group Holdings PCL, Exp. 11/20/26, Strike $14.90*	477,300	$7
BTS Group Holdings PCL, Exp. 11/7/24, Strike $11.90*	238,650	5
Total Warrants
(Cost $—)		12

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	34,413,930	$34,414
Total Investment Companies
(Cost $34,414)		34,414

Total Investments – 101.0%
(Cost $1,448,823)		2,187,182
Liabilities less Other Assets – (1.0%)		(21,520)
Net Assets – 100.0%		$2,165,662

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of this restricted illiquid security amounted to approximately $14,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Hong Kong Dollar	45,534	United States Dollar	5,841	3/16/22	$1
BNP	United States Dollar	515	Brazilian Real	3,000	3/16/22	14
Citibank	Brazilian Real	6,892	United States Dollar	1,215	3/16/22	—*
Citibank	Korean Won	1,437,400	United States Dollar	1,220	3/16/22	13
Citibank	Taiwan Dollar	91,279	United States Dollar	3,312	3/16/22	—*
Citibank	United States Dollar	2,354	Taiwan Dollar	65,000	3/16/22	4
UBS	United States Dollar	5,127	Hong Kong Dollar	40,000	3/16/22	3
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
UBS	United States Dollar	368	South African Rand	6,000	3/16/22	$5
Subtotal Appreciation						40
Citibank	Indian Rupee	27,953	United States Dollar	366	3/16/22	(6)
Toronto-Dominion Bank	South African Rand	7,583	United States Dollar	468	3/16/22	(2)
Subtotal Depreciation						(8)
Total						$32

*	Amount rounds to less than one thousand.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	401	$24,587	Long	03/22	$233
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Hong Kong Dollar	23.3%
Taiwan Dollar	16.0
Korean Won	12.7
Indian Rupee	12.4
United States Dollar	5.8
Chinese Yuan Renminbi	5.3
All other currencies less than 5%	25.5
Total Investments	101.0
Liabilities less Other Assets	(1.0)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
China	$76,951	$579,074	$324	$656,349
Egypt	1,894	—	—	1,894
Hong Kong	824	43,584	—	44,408
Mexico	44,124	—	—	44,124
Peru	4,164	—	—	4,164
Russia	1,239	74,739	—	75,978
Singapore	700	436	—	1,136
South Korea	246	259,305	—	259,551
United States	459	1,598	—	2,057
All Other Countries(1)	—	1,021,415	—	1,021,415
Total Common Stocks	130,601	1,980,151	324	2,111,076
Preferred Stocks:
Taiwan	143	—	—	143
All Other Countries(1)	—	41,497	—	41,497
Total Preferred Stocks	143	41,497	—	41,640
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Rights(1)	$—	$40	$—	$40
Warrants	12	—	—	12
Investment Companies	34,414	—	—	34,414
Total Investments	$165,170	$2,021,688	$324	$2,187,182
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$40	$—	$40
Futures Contracts	233	—	—	233
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8)	—	(8)
Total Other Financial Instruments	$233	$32	$—	$265

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$38,931	$266,186	$270,703	$13	$34,414	34,413,930
NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)
Australia – 3.2%
Abacus Property Group	343,931	$949
Arena REIT	241,832	868
Aventus Group	239,863	629
BGP Holdings PLC(2) (3) *	6,535,576	—
BWP Trust	343,792	1,038
Centuria Industrial REIT	401,660	1,227
Centuria Office REIT	310,102	528
Charter Hall Long Wale REIT	399,487	1,468
Charter Hall Retail REIT	366,907	1,138
Charter Hall Social Infrastructure REIT	230,297	693
Dexus	750,930	6,077
Dexus Industria REIT	139,153	355
GDI Property Group	294,983	237
GPT Group (The)	1,337,479	5,275
Growthpoint Properties Australia Ltd.	214,022	679
Home Consortium Ltd.	58,697	340
HomeCo Daily Needs REIT	327,022	380
Ingenia Communities Group	253,631	1,149
Irongate Group	353,437	445
Lifestyle Communities Ltd.	65,515	993
Mirvac Group	2,752,005	5,835
National Storage REIT	792,362	1,536
Scentre Group	3,621,123	8,328
Shopping Centres Australasia Property Group	752,821	1,627
Stockland	1,665,283	5,139
Vicinity Centres	2,699,423	3,325
Waypoint REIT	520,540	1,073
		51,331
Austria – 0.2%
CA Immobilien Anlagen A.G.	29,413	1,105
IMMOFINANZ A.G.*	55,482	1,424
S IMMO A.G.	30,462	753
		3,282
Belgium – 1.0%
Aedifica S.A.	25,093	3,283
Befimmo S.A.	16,068	618
Cofinimmo S.A.	20,072	3,211
Immobel S.A.	2,619	217
Intervest Offices & Warehouses N.V.	14,805	475
Montea N.V.	7,340	1,105
Retail Estates N.V.	7,152	582
Shurgard Self Storage S.A.	18,646	1,221
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Belgium – 1.0%continued
Warehouses De Pauw - C.V.A.	96,179	$4,620
Xior Student Housing N.V.	14,923	833
		16,165
Brazil – 0.2%
Aliansce Sonae Shopping Centers S.A.	101,800	396
BR Malls Participacoes S.A.*	610,913	912
BR Properties S.A.	128,352	168
Iguatemi S.A.(4) *	6	—
Iguatemi S.A.	269,000	132
JHSF Participacoes S.A.	221,263	222
LOG Commercial Properties e Participacoes S.A.	35,800	163
Multiplan Empreendimentos Imobiliarios S.A.*	197,272	662
		2,655
Canada – 1.6%
Allied Properties Real Estate Investment Trust	43,169	1,500
Artis Real Estate Investment Trust	46,570	440
Boardwalk Real Estate Investment Trust	16,361	709
BSR Real Estate Investment Trust	16,573	293
Canadian Apartment Properties REIT	58,853	2,790
Choice Properties Real Estate Investment Trust	112,820	1,355
City Office REIT, Inc.	31,286	617
Cominar Real Estate Investment Trust, Class U	61,359	567
Crombie Real Estate Investment Trust	32,736	482
CT Real Estate Investment Trust	35,325	484
Dream Industrial Real Estate Investment Trust	72,653	989
Dream Office Real Estate Investment Trust	18,385	358
First Capital Real Estate Investment Trust	73,854	1,101
Granite Real Estate Investment Trust	22,462	1,872
H&R Real Estate Investment Trust	100,214	1,287
InterRent Real Estate Investment Trust	49,289	674
Killam Apartment Real Estate Investment Trust	37,669	702
Minto Apartment Real Estate Investment Trust	13,447	233
Morguard North American Residential Real Estate Investment Trust	11,716	164
NorthWest Healthcare Properties Real Estate Investment Trust	72,468	791

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Canada – 1.6%continued
RioCan Real Estate Investment Trust	108,401	$1,966
Slate Grocery REIT, Class U	19,272	220
SmartCentres Real Estate Investment Trust	49,888	1,270
Summit Industrial Income REIT	58,910	1,094
Tricon Residential, Inc.	176,493	2,701
		24,659
Chile – 0.1%
Cencosud Shopping S.A.	367,034	435
Parque Arauco S.A.*	351,323	387
Plaza S.A.	258,122	284
		1,106
China – 2.2%
Agile Group Holdings Ltd.	841,226	456
Central China Real Estate Ltd.	610,000	74
China Aoyuan Group Ltd.	867,000	157
China Evergrande Group	2,802,000	571
China Logistics Property Holdings Co. Ltd.*	467,000	258
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	335,700	702
China SCE Group Holdings Ltd.	1,165,000	282
China Vanke Co. Ltd., Class A	397,540	1,233
China Vanke Co. Ltd., Class H	1,206,241	2,808
CIFI Holdings Group Co. Ltd.	2,453,993	1,476
Country Garden Holdings Co. Ltd.	5,477,672	4,865
DaFa Properties Group Ltd.	192,000	113
Datang Group Holdings Ltd.	233,000	122
Dexin China Holdings Co. Ltd.*	604,000	207
Ganglong China Property Group Ltd.	337,000	198
Gemdale Corp., Class A	193,100	393
Greenland Hong Kong Holdings Ltd.	633,000	122
Greentown China Holdings Ltd.	617,000	994
Guangzhou R&F Properties Co. Ltd., Class H	1,211,002	450
Huijing Holdings Co. Ltd.	520,000	130
Jingrui Holdings Ltd.*	368,000	82
Jinke Properties Group Co. Ltd., Class A	235,600	166
JY Grandmark Holdings Ltd.	370,000	108
Kaisa Group Holdings Ltd.*	2,027,428	203
KWG Group Holdings Ltd.	909,594	595
Leading Holdings Group Ltd.*	208,000	120
Logan Group Co. Ltd.	987,000	754
Longfor Group Holdings Ltd.	1,269,500	5,976
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
China – 2.2%continued
Midea Real Estate Holding Ltd.	210,400	$327
Nam Tai Property, Inc.*	12,427	125
Poly Developments and Holdings Group Co. Ltd., Class A	499,500	1,223
Powerlong Real Estate Holdings Ltd.	1,019,000	534
Radiance Holdings Group Co. Ltd.*	549,000	292
Redco Properties Group Ltd.	758,000	254
Redsun Properties Group Ltd.	762,000	214
RiseSun Real Estate Development Co. Ltd., Class A	194,300	133
Ronshine China Holdings Ltd.*	422,000	162
Seazen Group Ltd.*	1,510,000	1,021
Seazen Holdings Co. Ltd., Class A	96,900	443
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	172,216	156
Shanghai Lingang Holdings Corp. Ltd., Class A	66,600	155
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	786,751	717
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	65,300	154
Shinsun Holdings Group Co. Ltd.*	538,000	61
Shui On Land Ltd.	2,537,277	342
Sino-Ocean Group Holding Ltd.	2,104,500	491
Skyfame Realty Holdings Ltd.	1,800,000	198
SOHO China Ltd.*	1,482,756	327
Sunac China Holdings Ltd.	2,088,050	3,155
Sunkwan Properties Group Ltd.*	368,000	102
Yincheng International Holding Co. Ltd.	310,000	97
Yuzhou Group Holdings Co. Ltd.	1,450,531	119
Zhejiang China Commodities City Group Co. Ltd., Class A	209,700	160
Zhenro Properties Group Ltd.	1,216,000	579
Zhongliang Holdings Group Co. Ltd.	492,000	230
		35,386
Egypt – 0.0%
Heliopolis Housing	331,796	142
Palm Hills Developments S.A.E.	1,042,630	132
Talaat Moustafa Group	651,171	376
		650
Finland – 0.2%
Citycon OYJ	39,394	313
Kojamo OYJ	87,100	2,105
		2,418

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
France – 1.3%
Altarea S.C.A.	2,831	$540
Carmila S.A.	35,399	558
Covivio	36,264	2,982
Gecina S.A.	32,031	4,480
ICADE	21,637	1,553
Klepierre S.A.*	141,805	3,363
Mercialys S.A.	48,062	469
Nexity S.A.	27,516	1,294
Unibail-Rodamco-Westfield*	87,048	6,068
		21,307
Germany – 3.2%
ADLER Group S.A.	53,585	660
alstria office REIT-A.G.	111,817	2,485
Aroundtown S.A.	696,267	4,217
Deutsche EuroShop A.G.	35,385	590
DIC Asset A.G.	30,192	528
Grand City Properties S.A.	73,266	1,741
Hamborner REIT A.G.	48,171	549
Instone Real Estate Group S.E.	32,945	624
LEG Immobilien S.E.	50,777	7,093
Sirius Real Estate Ltd.	699,968	1,340
TAG Immobilien A.G.	101,974	2,857
Vonovia S.E.	514,804	28,426
		51,110
Greece – 0.0%
LAMDA Development S.A.*	49,258	387
Hong Kong – 5.6%
C&D International Investment Group Ltd.	269,234	568
Champion REIT	1,423,846	729
China Jinmao Holdings Group Ltd.	4,018,000	1,242
China Merchants Land Ltd.*	942,000	89
China Overseas Grand Oceans Group Ltd.	1,228,500	624
China Overseas Land & Investment Ltd.	2,671,042	6,324
China Resources Land Ltd.	2,238,155	9,416
China South City Holdings Ltd.	3,190,000	299
Chinese Estates Holdings Ltd.	366,500	134
CK Asset Holdings Ltd.	1,398,000	8,816
Cosmopolitan International Holdings Ltd.*	1,262,000	275
Far East Consortium International Ltd.	756,807	276
Fortune Real Estate Investment Trust	1,031,000	1,059
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Hong Kong – 5.6%continued
Gemdale Properties & Investment Corp. Ltd.	4,510,000	$480
Hang Lung Group Ltd.	580,000	1,239
Hang Lung Properties Ltd.	1,412,452	2,906
Henderson Land Development Co. Ltd.	1,012,555	4,313
Hongkong Land Holdings Ltd.	814,518	4,233
Hopson Development Holdings Ltd.	511,390	1,066
Hysan Development Co. Ltd.	436,045	1,348
Jiayuan International Group Ltd.	1,018,303	343
K Wah International Holdings Ltd.	780,802	301
Kerry Properties Ltd.	404,599	1,054
Link REIT	1,496,926	13,187
LVGEM China Real Estate Investment Co. Ltd.*	664,000	117
Poly Property Group Co. Ltd.	1,458,000	383
Prosperity REIT	862,000	341
Road King Infrastructure Ltd.	172,000	157
Shanghai Industrial Urban Development Group Ltd.	1,462,000	143
Shenzhen Investment Ltd.	1,927,191	415
Shimao Group Holdings Ltd.	873,369	571
Sino Land Co. Ltd.	2,316,299	2,885
Sun Hung Kai Properties Ltd.	909,425	11,040
Sunlight Real Estate Investment Trust	692,000	385
Swire Properties Ltd.	818,200	2,051
Wharf Holdings (The) Ltd.	958,317	2,943
Wharf Real Estate Investment Co. Ltd.	1,165,317	5,920
Yuexiu Property Co. Ltd.	994,288	876
Yuexiu Real Estate Investment Trust	1,162,000	481
Zensun Enterprises Ltd.	408,000	202
Zhuguang Holdings Group Co. Ltd.	1,272,000	264
		89,495
India – 0.6%
Brigade Enterprises Ltd.	70,718	467
Brookfield India Real Estate Trust	69,503	278
DLF Ltd.	430,036	2,259
Embassy Office Parks REIT	295,748	1,350
Godrej Properties Ltd.*	87,965	2,215
Indiabulls Real Estate Ltd.*	127,362	270
Mindspace Business Parks REIT	106,200	468
Oberoi Realty Ltd.*	90,038	1,044
Phoenix Mills (The) Ltd.	64,697	858

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
India – 0.6%continued
Prestige Estates Projects Ltd.	99,964	$632
Sunteck Realty Ltd.	36,522	241
		10,082
Indonesia – 0.1%
Ciputra Development Tbk PT	6,406,936	436
Lippo Karawaci Tbk PT*	13,810,710	136
Pakuwon Jati Tbk PT*	11,677,340	381
Rimo International Lestari Tbk PT(5) *	42,545,100	75
Summarecon Agung Tbk PT*	6,767,396	396
		1,424
Ireland – 0.1%
Hibernia REIT PLC	470,279	696
Irish Residential Properties REIT PLC	315,643	602
		1,298
Israel – 0.9%
AFI Properties Ltd.	7,573	502
Amot Investments Ltd.	145,546	1,183
Azrieli Group Ltd.	29,566	2,819
Blue Square Real Estate Ltd.	3,725	336
Electra Real Estate Ltd.	15,939	318
Gav-Yam Lands Corp. Ltd.	97,065	1,199
Israel Canada T.R Ltd.	76,659	494
Isras Investment Co. Ltd.	1,184	313
Mega Or Holdings Ltd.	16,291	748
Melisron Ltd.*	14,962	1,394
Mivne Real Estate KD Ltd.	420,795	1,807
Prashkovsky Investments and Construction Ltd.	4,581	188
Property & Building Corp. Ltd.*	2,040	293
Reit 1 Ltd.	124,414	889
Summit Real Estate Holdings Ltd.*	25,887	546
YH Dimri Construction & Development Ltd.	5,366	522
		13,551
Italy – 0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A.*	41,871	182
Japan – 9.1%
Activia Properties, Inc.	460	1,664
Advance Residence Investment Corp.	919	3,041
Aeon Mall Co. Ltd.	70,066	1,000
AEON REIT Investment Corp.	1,064	1,490
Comforia Residential REIT, Inc.	436	1,294
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 9.1%continued
CRE Logistics REIT, Inc.	376	$740
Daibiru Corp.	32,400	622
Daiwa House Industry Co. Ltd.	395,000	11,360
Daiwa House REIT Investment Corp.	1,539	4,663
Daiwa Office Investment Corp.	225	1,370
Daiwa Securities Living Investments Corp.	1,267	1,304
Frontier Real Estate Investment Corp.	341	1,473
Fukuoka REIT Corp.	444	644
Global One Real Estate Investment Corp.	671	702
GLP J-REIT	2,977	5,144
Goldcrest Co. Ltd.	11,400	160
Hankyu Hanshin REIT, Inc.	427	589
Heiwa Real Estate Co. Ltd.	21,700	730
Heiwa Real Estate REIT, Inc.	627	853
Hoshino Resorts REIT, Inc.	145	823
Hulic Co. Ltd.	264,140	2,508
Hulic REIT, Inc.	848	1,276
Ichigo Office REIT Investment Corp.	873	630
Ichigo, Inc.	177,600	431
Industrial & Infrastructure Fund Investment Corp.	1,301	2,512
Invincible Investment Corp.	4,254	1,344
Itochu Advance Logistics Investment Corp.	395	628
Japan Excellent, Inc.	848	984
Japan Hotel REIT Investment Corp.	3,164	1,546
Japan Logistics Fund, Inc.	569	1,761
Japan Metropolitan Fund Invest	4,877	4,202
Japan Prime Realty Investment Corp.	569	1,973
Japan Real Estate Investment Corp.	871	4,945
Katitas Co. Ltd.	35,600	1,370
Keihanshin Building Co. Ltd.	20,000	271
Kenedix Office Investment Corp.	299	1,847
Kenedix Residential Next Investment Corp.	662	1,279
Kenedix Retail REIT Corp.	404	995
LaSalle Logiport REIT	1,246	2,193
Leopalace21 Corp.*	127,400	204
Mirai Corp.	1,193	512
Mitsubishi Estate Co. Ltd.	825,080	11,438
Mitsubishi Estate Logistics REIT Investment Corp.	265	1,207
Mitsui Fudosan Co. Ltd.	639,862	12,675

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 9.1%continued
Mitsui Fudosan Logistics Park, Inc.	359	$2,013
Mori Hills REIT Investment Corp.	1,074	1,459
Mori Trust Hotel Reit, Inc.	233	252
Mori Trust Sogo Reit, Inc.	712	896
Nippon Accommodations Fund, Inc.	317	1,828
Nippon Building Fund, Inc.	1,038	6,046
Nippon Prologis REIT, Inc.	1,443	5,102
NIPPON REIT Investment Corp.	313	1,116
Nomura Real Estate Holdings, Inc.	82,700	1,903
Nomura Real Estate Master Fund, Inc.	2,963	4,168
NTT UD REIT Investment Corp.	871	1,177
One REIT, Inc.	165	433
Orix JREIT, Inc.	1,830	2,860
SAMTY Co. Ltd.	22,100	422
Samty Residential Investment Corp.	227	254
Sekisui House Reit, Inc.	2,867	2,136
SOSiLA Logistics REIT, Inc.	405	619
Star Asia Investment Corp.	1,037	570
Starts Proceed Investment Corp.	148	306
Sumitomo Realty & Development Co. Ltd.	215,825	6,348
Sun Frontier Fudousan Co. Ltd.	18,700	163
Takara Leben Real Estate Investment Corp.	377	380
TKP Corp.*	8,800	105
TOC Co. Ltd.	15,000	87
Tokyo Tatemono Co. Ltd.	130,600	1,908
Tokyu REIT, Inc.	580	998
Tosei Corp.	20,800	183
United Urban Investment Corp.	2,068	2,431
		144,560
Kuwait – 0.1%
Mabanee Co. KPSC	400,711	1,051
National Real Estate Co. KPSC*	566,445	414
		1,465
Malaysia – 0.2%
Axis Real Estate Investment Trust	849,500	396
IGB Real Estate Investment Trust	1,111,200	440
IOI Properties Group Bhd.	988,200	261
Mah Sing Group Bhd.	840,300	139
Matrix Concepts Holdings Bhd.	323,200	171
Sime Darby Property Bhd.	1,714,900	245
SP Setia Bhd. Group*	1,129,669	350
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Malaysia – 0.2%continued
Sunway Real Estate Investment Trust	1,247,000	$422
YTL Hospitality REIT	472,300	104
		2,528
Mexico – 0.4%
Concentradora Fibra Danhos S.A. de C.V.	217,153	245
Corp. Inmobiliaria Vesta S.A.B. de C.V.	455,500	913
Fibra Uno Administracion S.A. de C.V.	2,200,033	2,327
Macquarie Mexico Real Estate Management S.A. de C.V.	536,489	691
PLA Administradora Industrial S de RL de C.V.	545,600	761
Prologis Property Mexico S.A. de C.V.	328,891	911
		5,848
Netherlands – 0.1%
Eurocommercial Properties N.V.	30,211	657
NSI N.V.	14,101	562
Vastned Retail N.V.	8,114	222
Wereldhave N.V.	24,776	361
		1,802
New Zealand – 0.2%
Argosy Property Ltd.	604,857	663
Goodman Property Trust	780,478	1,379
Kiwi Property Group Ltd.	1,067,983	874
Precinct Properties New Zealand Ltd.	877,776	1,004
		3,920
Norway – 0.1%
Entra ASA	44,909	1,010
Selvaag Bolig ASA	31,182	181
		1,191
Philippines – 0.7%
AREIT, Inc.	295,100	282
Ayala Land, Inc.	5,639,681	4,060
Filinvest Land, Inc.	5,653,989	122
Megaworld Corp.	7,631,001	472
Robinsons Land Corp.	1,485,096	559
SM Prime Holdings, Inc.	7,043,853	4,684
Vista Land & Lifescapes, Inc.	2,363,400	164
		10,343

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Qatar – 0.1%
Barwa Real Estate Co.	1,344,386	$1,130
United Development Co. QSC	1,189,543	503
		1,633
Romania – 0.1%
NEPI Rockcastle PLC	297,128	1,976
Russia – 0.0%
LSR Group PJSC	30,351	246
Saudi Arabia – 0.2%
Arriyadh Development Co.	62,018	420
Dar Al Arkan Real Estate Development Co.*	375,488	1,005
Emaar Economic City*	273,980	871
Jadwa REIT Saudi Fund	50,039	199
Saudi Real Estate Co.*	67,218	364
		2,859
Singapore – 2.6%
AIMS APAC REIT	352,900	380
ARA LOGOS Logistics Trust	925,865	618
Ascendas India Trust	622,200	656
Ascendas Real Estate Investment Trust	2,338,934	5,123
Ascott Residence Trust	1,296,714	991
CapitaLand China Trust	732,727	647
CapitaLand Integrated Commercial Trust	3,387,014	5,130
CDL Hospitality Trusts	567,692	492
City Developments Ltd.	283,400	1,433
Cromwell European Real Estate Investment Trust	215,971	622
ESR-REIT	1,959,430	698
Far East Hospitality Trust	564,603	247
Frasers Centrepoint Trust	712,709	1,222
Frasers Hospitality Trust	566,000	195
Frasers Logistics & Commercial Trust	1,916,546	2,162
Keppel DC REIT	964,134	1,768
Keppel Pacific Oak U.S. REIT	577,000	462
Keppel REIT	1,274,720	1,069
Lendlease Global Commercial REIT	595,400	396
Manulife U.S. Real Estate Investment Trust	1,005,003	674
Mapletree Commercial Trust	1,509,254	2,240
Mapletree Industrial Trust	1,387,032	2,791
Mapletree Logistics Trust	2,170,191	3,060
Mapletree North Asia Commercial Trust	1,563,800	1,288
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Singapore – 2.6%continued
OUE Commercial Real Estate Investment Trust	1,563,300	$510
OUE Ltd.	195,100	197
Parkway Life Real Estate Investment Trust	278,300	1,059
Prime U.S. REIT	363,100	303
Sasseur Real Estate Investment Trust	364,000	228
SPH REIT	695,400	516
Starhill Global REIT	990,090	481
Suntec Real Estate Investment Trust	1,385,191	1,551
UOL Group Ltd.	319,197	1,680
Yanlord Land Group Ltd.	418,900	345
		41,234
South Africa – 0.4%
Equites Property Fund Ltd.	447,506	646
Growthpoint Properties Ltd.	2,402,369	2,317
Hyprop Investments Ltd.	215,539	504
Investec Property Fund Ltd.	429,880	334
Redefine Properties Ltd.	3,825,728	1,056
Resilient REIT Ltd.	205,281	770
Vukile Property Fund Ltd.	549,548	426
		6,053
South Korea – 0.1%
Dongwon Development Co. Ltd.	28,359	127
JR Global Reit	70,463	316
LOTTE REIT Co. Ltd.	88,390	412
SK D&D Co. Ltd.	6,930	184
		1,039
Spain – 0.3%
Inmobiliaria Colonial Socimi S.A.*	203,982	1,916
Lar Espana Real Estate Socimi S.A.	42,362	247
Merlin Properties Socimi S.A.	245,714	2,669
Metrovacesa S.A.*	25,303	204
		5,036
Sweden – 2.3%
Atrium Ljungberg AB, Class B	30,961	684
Castellum AB	182,009	4,881
Catena AB	20,203	1,261
Cibus Nordic Real Estate AB	25,514	820
Corem Property Group AB, Class B	432,224	1,562
Dios Fastigheter AB	62,654	819
Fabege AB	183,948	3,069
Fastighets AB Balder, Class B*	73,284	5,286

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Sweden – 2.3%continued
Hufvudstaden AB, Class A	76,957	$1,151
K-fast Holding AB*	41,233	396
Nyfosa AB	126,241	2,180
Pandox AB*	64,660	1,039
Platzer Fastigheter Holding AB, Class B	41,898	628
Sagax AB, Class B	112,108	3,784
Samhallsbyggnadsbolaget i Norden AB	634,888	4,632
Samhallsbyggnadsbolaget i Norden AB, Class D	101,948	363
Wallenstam AB, Class B	114,446	2,128
Wihlborgs Fastigheter AB	96,200	2,181
		36,864
Switzerland – 1.0%
Allreal Holding A.G. (Registered)	10,151	2,244
Intershop Holding A.G.	802	538
IWG PLC*	525,032	2,063
Mobimo Holding A.G. (Registered)*	4,662	1,562
PSP Swiss Property A.G. (Registered)	32,203	4,009
Swiss Prime Site A.G. (Registered)	52,950	5,193
		15,609
Taiwan – 0.3%
Cathay Real Estate Development Co. Ltd.	370,000	257
Chong Hong Construction Co. Ltd.	121,000	319
Farglory Land Development Co. Ltd.	158,000	354
Highwealth Construction Corp.	529,800	886
Huaku Development Co. Ltd.	169,000	558
Kindom Development Co. Ltd.	229,900	313
Prince Housing & Development Corp.	696,000	337
Ruentex Development Co. Ltd.	818,300	1,882
		4,906
Thailand – 0.5%
Amata Corp. PCL NVDR	599,935	377
AP Thailand PCL (Registered)	441,405	126
AP Thailand PCL NVDR	1,109,404	317
Central Pattana PCL (Registered)	581,626	984
Central Pattana PCL NVDR	827,798	1,397
Land & Houses PCL NVDR	5,816,300	1,530
Origin Property PCL NVDR	578,900	195
Pruksa Holding PCL NVDR	509,300	198
Quality Houses PCL NVDR	5,105,700	345
Sansiri PCL NVDR	7,774,766	286
SC Asset Corp. PCL (Registered)	747,984	75
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Thailand – 0.5%continued
SC Asset Corp. PCL NVDR	332,924	$33
Singha Estate PCL NVDR*	1,939,300	117
Supalai PCL (Registered)	280,445	191
Supalai PCL NVDR	627,300	426
WHA Corp. PCL NVDR	5,754,100	605
		7,202
United Arab Emirates – 0.2%
Aldar Properties PJSC	2,716,461	2,950
Emaar Development PJSC*	697,651	830
		3,780
United Kingdom – 4.2%
Assura PLC	1,864,222	1,762
Big Yellow Group PLC	121,613	2,806
BMO Commercial Property Trust Ltd.	545,779	776
British Land (The) Co. PLC	613,674	4,400
Capital & Counties Properties PLC	501,621	1,144
Civitas Social Housing PLC	436,164	572
CLS Holdings PLC	121,818	360
Custodian REIT PLC	283,762	407
Derwent London PLC	70,906	3,276
Empiric Student Property PLC	430,642	501
Grainger PLC	473,009	2,017
Great Portland Estates PLC	160,305	1,577
Hammerson PLC	2,214,146	983
Helical PLC	78,607	482
Home Reit PLC	396,024	697
Land Securities Group PLC	491,026	5,150
LondonMetric Property PLC	600,906	2,303
LXI REIT PLC	495,476	972
Picton Property Income (The) Ltd.	370,240	511
Primary Health Properties PLC	926,634	1,899
Regional REIT Ltd.	275,257	350
Safestore Holdings PLC	146,914	2,799
Secure Income REIT PLC	191,866	1,103
Segro PLC	837,341	16,266
Shaftesbury PLC	133,065	1,108
Target Healthcare REIT PLC	427,222	682
Tritax Big Box REIT PLC	1,198,550	4,037
UK Commercial Property REIT Ltd.	543,366	549
UNITE Group (The) PLC	236,195	3,545
Urban Logistics REIT PLC	331,508	835
Warehouse Reit PLC	290,235	694

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United Kingdom – 4.2%continued
Watkin Jones PLC	147,740	$522
Workspace Group PLC	94,185	1,032
		66,117
United States – 55.2%
Acadia Realty Trust	61,763	1,348
Agree Realty Corp.	47,925	3,420
Alexander's, Inc.	1,656	431
Alexandria Real Estate Equities, Inc.	101,000	22,519
American Assets Trust, Inc.	35,712	1,340
American Campus Communities, Inc.	96,982	5,556
American Finance Trust, Inc.	80,992	739
American Homes 4 Rent, Class A	202,318	8,823
Americold Realty Trust	182,110	5,971
Apartment Income REIT Corp.	109,425	5,982
Apartment Investment and Management Co., Class A*	103,395	798
Apple Hospitality REIT, Inc.	151,712	2,450
AvalonBay Communities, Inc.	97,447	24,614
Boston Properties, Inc.	103,495	11,921
Brandywine Realty Trust	119,782	1,608
Brixmor Property Group, Inc.	207,000	5,260
Broadstone Net Lease, Inc.	110,783	2,750
Camden Property Trust	70,195	12,542
CareTrust REIT, Inc.	68,736	1,569
Centerspace	9,908	1,099
Chatham Lodging Trust*	34,537	474
Community Healthcare Trust, Inc.	16,510	780
CorePoint Lodging, Inc.*	28,528	448
Corporate Office Properties Trust	79,047	2,211
Cousins Properties, Inc.	103,604	4,173
CubeSmart	140,801	8,013
CyrusOne, Inc.	86,528	7,763
DiamondRock Hospitality Co.*	147,678	1,419
Digital Realty Trust, Inc.	197,234	34,885
DigitalBridge Group, Inc.*	344,483	2,870
Diversified Healthcare Trust	170,740	528
Douglas Emmett, Inc.	122,286	4,097
Duke Realty Corp.	264,038	17,331
Eagle Hospitality Trust(5) *	496,400	34
Easterly Government Properties, Inc.	63,671	1,459
EastGroup Properties, Inc.	28,196	6,424
Empire State Realty Trust, Inc., Class A	104,793	933
Equinix, Inc.	62,641	52,984
Equity Commonwealth*	84,955	2,200
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 55.2%continued
Equity Commonwealth - (Fractional Shares)(2) *	75,000	$—
Equity LifeStyle Properties, Inc.	121,826	10,679
Equity Residential	248,267	22,468
Essex Property Trust, Inc.	45,385	15,986
Extra Space Storage, Inc.	93,387	21,174
Federal Realty Investment Trust	48,813	6,654
First Industrial Realty Trust, Inc.	90,084	5,964
Four Corners Property Trust, Inc.	52,868	1,555
Franklin Street Properties Corp.	71,348	425
FRP Holdings, Inc.*	4,275	247
Getty Realty Corp.	26,626	854
Gladstone Commercial Corp.	24,823	640
Global Medical REIT, Inc.	42,910	762
Global Net Lease, Inc.	69,476	1,062
Healthcare Realty Trust, Inc.	101,443	3,210
Healthcare Trust of America, Inc., Class A	152,702	5,099
Healthpeak Properties, Inc.	376,043	13,571
Highwoods Properties, Inc.	72,478	3,232
Host Hotels & Resorts, Inc.*	497,919	8,659
Howard Hughes (The) Corp.*	29,009	2,953
Hudson Pacific Properties, Inc.	107,067	2,646
Independence Realty Trust, Inc.	73,358	1,895
Industrial Logistics Properties Trust	45,433	1,138
Innovative Industrial Properties, Inc.	16,670	4,383
Invitation Homes, Inc.	402,304	18,241
Iron Mountain, Inc.	202,024	10,572
JBG SMITH Properties	82,619	2,372
Kennedy-Wilson Holdings, Inc.	87,775	2,096
Kilroy Realty Corp.	73,069	4,856
Kimco Realty Corp.	406,172	10,012
Kite Realty Group Trust	152,152	3,314
Life Storage, Inc.	54,655	8,372
LTC Properties, Inc.	27,554	941
LXP Industrial Trust	193,585	3,024
Macerich (The) Co.	150,002	2,592
Medical Properties Trust, Inc.	415,540	9,819
Mid-America Apartment Communities, Inc.	80,976	18,579
Monmouth Real Estate Investment Corp.	65,505	1,376
National Health Investors, Inc.	30,691	1,764
National Retail Properties, Inc.	122,409	5,884
National Storage Affiliates Trust	58,689	4,061

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 55.2%continued
NETSTREIT Corp.	26,928	$617
NexPoint Residential Trust, Inc.	16,006	1,342
Office Properties Income Trust	33,786	839
Omega Healthcare Investors, Inc.	166,546	4,928
One Liberty Properties, Inc.	11,349	400
Orion Office REIT, Inc.*	38,971	728
Paramount Group, Inc.	122,611	1,023
Park Hotels & Resorts, Inc.*	166,157	3,137
Pebblebrook Hotel Trust	92,237	2,063
Phillips Edison & Co., Inc.	13,631	450
Physicians Realty Trust	152,632	2,874
Piedmont Office Realty Trust, Inc., Class A	86,165	1,584
Plymouth Industrial REIT, Inc.	21,353	683
Prologis, Inc. (New York Exchange)	515,957	86,867
PS Business Parks, Inc.	14,546	2,679
Public Storage	110,075	41,230
Realty Income Corp.	384,543	27,529
Regency Centers Corp.	106,634	8,035
Retail Opportunity Investments Corp.	84,806	1,662
Rexford Industrial Realty, Inc.	96,083	7,793
RLJ Lodging Trust	115,876	1,614
RPT Realty	57,283	766
Ryman Hospitality Properties, Inc.*	36,464	3,353
Sabra Health Care REIT, Inc.	155,022	2,099
Saul Centers, Inc.	10,164	539
Seritage Growth Properties, Class A*	26,888	357
Service Properties Trust	114,583	1,007
Simon Property Group, Inc.	229,327	36,640
SITE Centers Corp.	117,561	1,861
SL Green Realty Corp.	47,304	3,392
Spirit Realty Capital, Inc.	82,972	3,998
STAG Industrial, Inc.	112,987	5,419
STORE Capital Corp.	170,514	5,866
Summit Hotel Properties, Inc.*	74,472	727
Sun Communities, Inc.	80,875	16,981
Sunstone Hotel Investors, Inc.*	153,918	1,805
Tanger Factory Outlet Centers, Inc.	73,125	1,410
Terreno Realty Corp.	49,173	4,194
UDR, Inc.	207,140	12,426
UMH Properties, Inc.	33,411	913
Universal Health Realty Income Trust	9,357	556
Urban Edge Properties	81,367	1,546
Urstadt Biddle Properties, Inc., Class A	20,907	445
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 55.2%continued
Ventas, Inc.	274,541	$14,035
Veris Residential, Inc.*	51,734	951
Vornado Realty Trust	113,435	4,748
Washington Real Estate Investment Trust	58,852	1,521
Welltower, Inc. (New York Exchange)	294,907	25,294
WP Carey, Inc.	128,965	10,582
Xenia Hotels & Resorts, Inc.*	79,449	1,439
		875,844
Total Common Stocks
(Cost $978,778)		1,568,543

RIGHTS – 0.0%
China – 0.0%
Seazen Group Ltd.(2) *	71,904	—
Hong Kong – 0.0%
Yuexiu Real Estate Investment Trust*	429,940	2
Total Rights
(Cost $—)		2

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	7,908,188	7,908
Total Investment Companies
(Cost $7,908)		7,908

Total Investments – 99.4%
(Cost $986,686)		1,576,453
Other Assets less Liabilities – 0.6%		10,200
Net Assets – 100.0%		$1,586,653

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of these restricted illiquid securities amounted to approximately $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BGP Holdings PLC	12/2/09	$—

(4)	Value rounds to less than one thousand.
(5)	Level 3 asset.

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	768	Euro	680	3/16/21	$7
BNP	Hong Kong Dollar	13,145	United States Dollar	1,686	3/16/21	—*
BNP	United States Dollar	860	Australian Dollar	1,200	3/16/21	14
BNP	United States Dollar	555	Singapore Dollar	759	3/16/21	7
Goldman Sachs	United States Dollar	1,822	Norwegian Krone	16,410	3/16/21	39
Goldman Sachs	United States Dollar	272	Swedish Krona	2,469	3/16/21	1
JPMorgan Chase	United States Dollar	1,539	Hong Kong Dollar	12,000	3/16/21	—*
JPMorgan Chase	United States Dollar	293	Swiss Franc	270	3/16/21	4
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Toronto-Dominion Bank	United States Dollar	95	Canadian Dollar	120	3/16/21	$—*
Subtotal Appreciation						72
Bank of Montreal	Norwegian Krone	17,000	United States Dollar	1,889	3/16/21	(39)
Goldman Sachs	Australian Dollar	534	United States Dollar	383	3/16/21	(5)
JPMorgan Chase	British Pound	264	United States Dollar	349	3/16/21	(8)
JPMorgan Chase	Euro	1,171	United States Dollar	1,325	3/16/21	(10)
JPMorgan Chase	Swiss Franc	660	United States Dollar	717	3/16/21	(9)
Toronto-Dominion Bank	United States Dollar	152	Japanese Yen	17,170	3/16/21	(2)
Subtotal Depreciation						(73)
Total						$(1)

*	Amounts round to less than a thousand.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	30	$8,513	Long	3/22	$179
MSCI EAFE Index (United States Dollar)	29	3,367	Long	3/22	56
MSCI Emerging Markets Index (United States Dollar)	57	3,495	Long	3/22	41
S&P/TSX 60 Index (Canadian Dollar)	11	2,228	Long	3/22	19
Total					$295

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	56.2%
Japanese Yen	9.1
Hong Kong Dollar	7.2
Euro	6.4
All other currencies less than 5%	20.5
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Australia	$340	$50,991	$—	$51,331
Canada	24,659	—	—	24,659
China	7,236	28,150	—	35,386
Egypt	508	142	—	650
Hong Kong	1,942	87,553	—	89,495
India	2,215	7,867	—	10,082
Indonesia	—	1,349	75	1,424
Mexico	5,848	—	—	5,848
Singapore	—	39,946	1,288	41,234
United States	875,810	—	34	875,844
All Other Countries(1)	—	432,590	—	432,590
Total Common Stocks	918,558	648,588	1,397	1,568,543
Rights	—	—	2	2
Investment Companies	7,908	—	—	7,908
Total Investments	$926,466	$648,588	$1,399	$1,576,453
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$72	$—	$72
Futures Contracts	295	—	—	295
Liabilities
Forward Foreign Currency Exchange Contracts	—	(73)	—	(73)
Total Other Financial Instruments	$295	$(1)	$—	$294

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,514	$135,147	$138,753	$—	$7,908	7,908,188
NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)
Argentina – 0.2%
MercadoLibre, Inc.*	1,879	$2,534
Australia – 1.9%
Afterpay Ltd.*	8,959	536
APA Group	47,451	348
Aristocrat Leisure Ltd.	25,995	824
ASX Ltd.	7,904	534
Aurizon Holdings Ltd.	73,650	187
AusNet Services Ltd.	84,773	158
Australia & New Zealand Banking Group Ltd.	120,053	2,403
BlueScope Steel Ltd.	23,321	356
Brambles Ltd.	63,096	488
Cochlear Ltd.	2,660	418
Coles Group Ltd.	54,550	712
Commonwealth Bank of Australia	74,471	5,474
Computershare Ltd.	22,548	328
Dexus	44,271	358
Evolution Mining Ltd.	73,860	219
Fortescue Metals Group Ltd.	69,406	974
Goodman Group	70,625	1,364
GPT Group (The)	80,093	316
Insurance Australia Group Ltd.	99,713	309
Lendlease Corp. Ltd.	27,010	210
Macquarie Group Ltd.	14,875	2,224
Mirvac Group	173,925	369
Newcrest Mining Ltd.	36,258	646
Northern Star Resources Ltd.	44,936	308
Orica Ltd.	16,501	165
QBE Insurance Group Ltd.	61,338	507
Ramsay Health Care Ltd.	7,563	393
REA Group Ltd.	2,147	262
SEEK Ltd.	13,788	329
Sonic Healthcare Ltd.	18,880	641
Stockland	99,378	307
Sydney Airport*	54,055	342
Telstra Corp. Ltd.	169,777	516
Transurban Group	130,326	1,311
Vicinity Centres	159,786	197
Woodside Petroleum Ltd.	40,491	647
		25,680
Austria – 0.1%
Erste Group Bank A.G.	14,058	661
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Austria – 0.1%continued
OMV A.G.	6,485	$368
voestalpine A.G.	4,294	157
		1,186
Belgium – 0.2%
Etablissements Franz Colruyt N.V.	2,191	93
KBC Group N.V.	10,383	892
Solvay S.A., Class A	3,030	353
UCB S.A.	5,167	590
Umicore S.A.	8,055	329
		2,257
Canada – 3.6%
Agnico Eagle Mines Ltd.	9,975	530
Algonquin Power & Utilities Corp.	27,231	393
Alimentation Couche-Tard, Inc.	34,273	1,436
Aurora Cannabis, Inc.(2) *	1	—
Ballard Power Systems, Inc.*	10,003	126
Bank of Montreal	27,265	2,935
Bank of Nova Scotia (The)	50,945	3,607
Brookfield Asset Management, Inc., Class A	59,460	3,591
Brookfield Infrastructure Corp., Class A	303	21
CAE, Inc.*	12,926	326
Cameco Corp.	16,514	360
Canadian Apartment Properties REIT	3,479	165
Canadian Imperial Bank of Commerce	18,958	2,210
Canadian National Railway Co.	29,727	3,652
Canadian Tire Corp. Ltd., Class A	2,456	352
Canopy Growth Corp.*	9,429	82
Enbridge, Inc.	85,283	3,331
FirstService Corp.	1,643	323
Fortis, Inc.	20,200	975
Franco-Nevada Corp.	7,923	1,096
Gildan Activewear, Inc.	8,335	353
Hydro One Ltd.	13,446	350
Intact Financial Corp.	7,519	977
Keyera Corp.	9,431	213
Kinross Gold Corp.	51,301	298
Loblaw Cos. Ltd.	6,912	566
Lululemon Athletica, Inc.*	4,985	1,951
Lundin Mining Corp.	27,899	218
Magna International, Inc.	12,084	978
Manulife Financial Corp.	80,766	1,539
Metro, Inc.	9,905	527
National Bank of Canada	14,356	1,095

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Canada – 3.6%continued
Nutrien Ltd.	24,000	$1,804
Parkland Corp.	6,682	184
Pembina Pipeline Corp.	22,719	689
Ritchie Bros. Auctioneers, Inc.	4,596	281
Rogers Communications, Inc., Class B	15,286	728
Shopify, Inc., Class A*	4,755	6,547
Sun Life Financial, Inc.	24,496	1,364
TELUS Corp.	2,037	48
TELUS Corp. (Toronto Exchange)	17,929	422
Thomson Reuters Corp.	7,141	854
TMX Group Ltd.	2,348	238
Toromont Industries Ltd.	3,345	302
Wheaton Precious Metals Corp.	19,142	821
WSP Global, Inc.	4,887	709
		49,567
Chile – 0.0%
Antofagasta PLC	15,797	287
Denmark – 1.1%
Ambu A/S, Class B	6,932	181
Chr Hansen Holding A/S	4,437	349
Coloplast A/S, Class B	4,882	854
Demant A/S*	4,635	235
Genmab A/S*	2,787	1,116
GN Store Nord A/S	4,995	312
Novo Nordisk A/S, Class B	70,762	7,911
Novozymes A/S, Class B	8,362	685
Orsted A/S(3)	8,009	1,029
Pandora A/S	4,138	515
Tryg A/S	15,353	379
Vestas Wind Systems A/S	42,637	1,289
		14,855
Finland – 0.4%
Elisa OYJ	5,698	350
Kesko OYJ, Class B	11,271	374
Neste OYJ	17,521	864
Nordea Bank Abp	136,934	1,668
Orion OYJ, Class B	4,940	205
Stora Enso OYJ (Registered)	23,249	423
UPM-Kymmene OYJ	22,923	866
Wartsila OYJ Abp	19,265	268
		5,018
France – 3.0%
Accor S.A.*	7,813	253
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
France – 3.0%continued
Air Liquide S.A.	19,866	$3,464
Alstom S.A.	12,963	462
Amundi S.A.(3)	2,643	218
AXA S.A.	81,410	2,426
BNP Paribas S.A.	47,341	3,271
Bouygues S.A.	9,241	331
Bureau Veritas S.A.	12,857	427
Carrefour S.A.	25,748	472
Cie Generale des Etablissements Michelin S.C.A.	7,102	1,164
CNP Assurances	7,013	174
Covivio	2,089	172
Danone S.A.	27,581	1,713
Eiffage S.A.	3,329	343
EssilorLuxottica S.A.	12,079	2,571
Eurazeo S.E.	1,705	149
Gecina S.A.	1,923	269
Kering S.A.	3,154	2,531
Klepierre S.A.*	9,146	217
L'Oreal S.A.	10,537	4,995
Orange S.A.	85,504	916
Publicis Groupe S.A.	9,392	632
Schneider Electric S.E.	22,666	4,444
SEB S.A.	1,085	169
Societe Generale S.A.	34,379	1,181
Teleperformance	2,410	1,074
TotalEnergies S.E.	105,228	5,345
Unibail-Rodamco-Westfield*	5,106	356
Valeo	10,401	314
Vivendi S.E.	31,734	429
Wendel S.E.	1,054	126
		40,608
Germany – 2.2%
adidas A.G.	8,008	2,309
Allianz S.E. (Registered)	17,324	4,096
BASF S.E.	38,794	2,729
Bayerische Motoren Werke A.G.	13,946	1,405
Beiersdorf A.G.	4,105	422
Brenntag S.E.	6,285	569
Commerzbank A.G.*	41,234	314
Delivery Hero S.E.(3) *	6,651	743
Deutsche Boerse A.G.	8,033	1,346
Deutsche Post A.G. (Registered)	41,832	2,693
HeidelbergCement A.G.	6,077	412

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Germany – 2.2%continued
HelloFresh S.E.*	6,779	$521
Henkel A.G. & Co. KGaA	4,222	330
LANXESS A.G.	3,735	232
LEG Immobilien S.E.	2,975	416
Merck KGaA	5,461	1,412
MTU Aero Engines A.G.	2,170	441
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,905	1,752
Puma S.E.	4,605	564
SAP S.E.	43,849	6,262
Symrise A.G.	5,438	807
Telefonica Deutschland Holding A.G.	40,933	113
		29,888
Hong Kong – 0.4%
BOC Hong Kong Holdings Ltd.	149,500	490
ESR Cayman Ltd.*	80,400	272
Hang Seng Bank Ltd.	30,578	560
HKT Trust & HKT Ltd.	182,000	245
Hong Kong & China Gas Co. Ltd.	467,462	728
Hong Kong Exchanges & Clearing Ltd.	50,715	2,964
MTR Corp. Ltd.	67,126	360
Swire Pacific Ltd., Class A	19,000	108
Swire Properties Ltd.	44,078	110
		5,837
Ireland – 1.4%
Accenture PLC, Class A	26,601	11,027
Allegion PLC	3,695	489
Aptiv PLC*	11,385	1,878
CRH PLC	33,295	1,759
DCC PLC	3,996	327
Jazz Pharmaceuticals PLC*	2,582	329
Kerry Group PLC, Class A	6,553	845
Kingspan Group PLC	6,326	757
Trane Technologies PLC	10,003	2,021
		19,432
Israel – 0.1%
Bank Hapoalim B.M.	45,801	472
Bank Leumi Le-Israel B.M.	59,723	642
CyberArk Software Ltd.*	1,607	278
		1,392
Italy – 0.4%
Amplifon S.p.A.	5,066	272
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Italy – 0.4%continued
Assicurazioni Generali S.p.A.	45,481	$960
Enel S.p.A.	342,319	2,726
Intesa Sanpaolo S.p.A.	700,037	1,809
Tenaris S.A.	19,297	201
		5,968
Japan – 6.5%
Aeon Co. Ltd.	27,900	657
Ajinomoto Co., Inc.	18,900	575
ANA Holdings, Inc.*	6,000	125
Asahi Kasei Corp.	54,600	513
Astellas Pharma, Inc.	76,700	1,247
Azbil Corp.	4,900	223
Bridgestone Corp.	24,000	1,033
Capcom Co. Ltd.	7,500	177
Central Japan Railway Co.	6,100	814
Chugai Pharmaceutical Co. Ltd.	28,530	925
CyberAgent, Inc.	16,300	271
Dai Nippon Printing Co. Ltd.	8,500	214
Daifuku Co. Ltd.	4,100	335
Dai-ichi Life Holdings, Inc.	41,600	840
Daikin Industries Ltd.	10,500	2,382
Daiwa House Industry Co. Ltd.	22,900	659
Denso Corp.	18,200	1,503
East Japan Railway Co.	12,800	787
Eisai Co. Ltd.	9,905	562
ENEOS Holdings, Inc.	131,100	491
Fast Retailing Co. Ltd.	2,500	1,420
FUJIFILM Holdings Corp.	15,300	1,134
Fujitsu Ltd.	8,300	1,422
Hankyu Hanshin Holdings, Inc.	10,700	304
Hikari Tsushin, Inc.	800	123
Hirose Electric Co. Ltd.	1,500	252
Hitachi Construction Machinery Co. Ltd.	5,200	150
Hitachi Metals Ltd.*	9,000	167
Hoshizaki Corp.	2,200	165
Hoya Corp.	15,600	2,313
Hulic Co. Ltd.	14,400	137
Ibiden Co. Ltd.	4,200	248
Inpex Corp.	41,300	360
Isuzu Motors Ltd.	23,200	289
ITOCHU Corp.	49,000	1,499
JFE Holdings, Inc.	20,500	262
JSR Corp.	8,800	335

EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 6.5%continued
Kajima Corp.	23,600	$271
Kansai Paint Co. Ltd.	8,500	185
Kao Corp.	19,400	1,015
KDDI Corp.	67,900	1,985
Keio Corp.	3,900	172
Kikkoman Corp.	5,900	496
Kobayashi Pharmaceutical Co. Ltd.	2,100	165
Komatsu Ltd.	37,200	871
Kubota Corp.	41,900	930
Kurita Water Industries Ltd.	4,200	199
Kyowa Kirin Co. Ltd.	10,800	294
Lawson, Inc.	1,800	85
Lixil Corp.	10,500	280
Marubeni Corp.	63,000	613
Mazda Motor Corp.*	24,600	189
Mercari, Inc.*	4,500	229
Mitsubishi Chemical Holdings Corp.	50,800	376
Mitsubishi Estate Co. Ltd.	51,900	719
Mitsui Chemicals, Inc.	7,100	191
Mitsui Fudosan Co. Ltd.	39,500	782
Miura Co. Ltd.	3,500	121
Mizuho Financial Group, Inc.	99,597	1,267
MS&AD Insurance Group Holdings, Inc.	17,700	546
Murata Manufacturing Co. Ltd.	24,145	1,917
NEC Corp.	9,800	452
Nintendo Co. Ltd.	4,700	2,192
Nippon Building Fund, Inc.	62	361
Nippon Express Co. Ltd.	3,700	222
Nippon Paint Holdings Co. Ltd.	28,800	314
Nippon Yusen K.K.	6,600	503
Nissin Foods Holdings Co. Ltd.	2,600	189
Nitori Holdings Co. Ltd.	3,200	479
Nitto Denko Corp.	5,700	441
Nomura Holdings, Inc.	130,500	569
Nomura Real Estate Holdings, Inc.	4,200	97
Nomura Real Estate Master Fund, Inc.	184	259
Nomura Research Institute Ltd.	13,576	578
NTT Data Corp.	26,500	568
Obayashi Corp.	30,600	237
Odakyu Electric Railway Co. Ltd.	12,300	228
Omron Corp.	7,900	787
Oriental Land Co. Ltd.	8,500	1,432
ORIX Corp.	49,900	1,018
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 6.5%continued
Orix JREIT, Inc.	99	$155
Osaka Gas Co. Ltd.	15,300	253
Otsuka Corp.	4,600	220
Pan Pacific International Holdings Corp.	17,600	242
Panasonic Corp.	93,600	1,029
Recruit Holdings Co. Ltd.	57,000	3,455
Resona Holdings, Inc.	105,300	410
Rohm Co. Ltd.	3,600	326
SCSK Corp.	7,400	147
Secom Co. Ltd.	8,700	604
Sekisui Chemical Co. Ltd.	18,400	308
Sekisui House Ltd.	27,200	584
Seven & i Holdings Co. Ltd.	32,000	1,407
SG Holdings Co. Ltd.	12,700	297
Sharp Corp.	8,300	95
Shimadzu Corp.	9,500	401
Shimizu Corp.	22,300	138
Shin-Etsu Chemical Co. Ltd.	14,900	2,581
Shionogi & Co. Ltd.	10,900	770
Shiseido Co. Ltd.	17,000	948
SoftBank Corp.	118,500	1,498
Sohgo Security Services Co. Ltd.	3,400	135
Sompo Holdings, Inc.	13,700	579
Sony Group Corp.	53,000	6,700
Stanley Electric Co. Ltd.	7,933	199
Sumitomo Chemical Co. Ltd.	61,200	288
Sumitomo Metal Mining Co. Ltd.	11,000	416
Sumitomo Mitsui Trust Holdings, Inc.	13,800	461
Suntory Beverage & Food Ltd.	6,600	239
Sysmex Corp.	7,042	949
T&D Holdings, Inc.	23,500	301
Taisei Corp.	7,100	216
Takeda Pharmaceutical Co. Ltd.	67,000	1,831
TDK Corp.	15,800	617
Terumo Corp.	26,700	1,128
Tobu Railway Co. Ltd.	7,400	169
Tokyo Century Corp.	1,800	87
Tokyo Electron Ltd.	6,300	3,606
Tokyo Gas Co. Ltd.	14,600	262
Tokyu Corp.	20,600	274
Toray Industries, Inc.	59,400	352
TOTO Ltd.	5,600	258
Toyo Suisan Kaisha Ltd.	4,500	190
Unicharm Corp.	17,200	748

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 6.5%continued
USS Co. Ltd.	8,200	$128
West Japan Railway Co.	8,500	355
Yakult Honsha Co. Ltd.	5,600	292
Yamaha Corp.	5,600	276
Yamaha Motor Co. Ltd.	11,800	283
Yaskawa Electric Corp.	10,900	535
Yokogawa Electric Corp.	9,000	162
Z Holdings Corp.	109,700	637
ZOZO, Inc.	5,300	165
		88,443
Jersey – 0.0%
Novocure Ltd.*	3,936	296
Netherlands – 2.0%
Aegon N.V.	78,541	391
Akzo Nobel N.V.	7,853	865
ASML Holding N.V.	17,338	13,825
ING Groep N.V.	164,364	2,290
JDE Peet's N.V.	3,854	119
Koninklijke Ahold Delhaize N.V.	44,223	1,515
Koninklijke DSM N.V.	7,366	1,654
Koninklijke KPN N.V.	138,990	432
NN Group N.V.	11,769	636
Prosus N.V.*	39,277	3,276
Randstad N.V.	4,823	330
Wolters Kluwer N.V.	10,994	1,292
		26,625
New Zealand – 0.1%
Auckland International Airport Ltd.*	57,879	306
Fisher & Paykel Healthcare Corp. Ltd.	23,632	530
Mercury NZ Ltd.	30,108	126
Meridian Energy Ltd.	55,170	184
Ryman Healthcare Ltd.	17,334	145
Spark New Zealand Ltd.	81,190	251
Xero Ltd.*	5,468	560
		2,102
Norway – 0.3%
Aker BP ASA	5,143	158
DNB Bank ASA	38,205	875
Equinor ASA	40,080	1,057
Mowi ASA	18,447	437
Norsk Hydro ASA	55,856	440
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Norway – 0.3%continued
Orkla ASA	31,782	$319
Telenor ASA	32,435	510
		3,796
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
Galp Energia SGPS S.A.	20,258	196
Jeronimo Martins SGPS S.A.	11,647	267
		463
Singapore – 0.4%
CapitaLand Integrated Commercial Trust	198,473	301
Capitaland Investment Ltd.*	112,958	286
City Developments Ltd.	16,500	83
DBS Group Holdings Ltd.	76,886	1,861
Keppel Corp. Ltd.	57,300	218
Oversea-Chinese Banking Corp. Ltd.	137,500	1,164
Singapore Airlines Ltd.*	58,700	218
Singapore Exchange Ltd.	31,700	219
Singapore Telecommunications Ltd.	333,400	574
UOL Group Ltd.	24,682	130
		5,054
Spain – 0.6%
Banco Bilbao Vizcaya Argentaria S.A.	281,014	1,668
CaixaBank S.A.	179,093	491
Iberdrola S.A.	239,597	2,808
Industria de Diseno Textil S.A.	46,261	1,499
Naturgy Energy Group S.A.	7,652	249
Red Electrica Corp. S.A.	18,120	392
Repsol S.A.	62,728	745
		7,852
Sweden – 1.0%
Alfa Laval AB	12,809	512
Assa Abloy AB, Class B	42,729	1,298
Atlas Copco AB, Class A	27,774	1,923
Atlas Copco AB, Class B	17,075	997
Boliden AB	11,257	436
Electrolux AB, Class B	9,299	225
Essity AB, Class B	25,930	846
Evolution AB	7,066	994
Hennes & Mauritz AB, Class B	29,806	585
Husqvarna AB, Class B	16,834	268
Nibe Industrier AB, Class B	58,883	883

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Sweden – 1.0%continued
Sandvik AB	48,126	$1,345
SKF AB, Class B	15,798	372
Svenska Cellulosa AB S.C.A., Class B	25,519	452
Tele2 AB, Class B	21,241	303
Telefonaktiebolaget LM Ericsson, Class B	122,987	1,351
Telia Co. AB	107,484	420
		13,210
Switzerland – 3.1%
ABB Ltd. (Registered)	69,071	2,632
Adecco Group A.G. (Registered)	6,893	352
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	45	621
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	5	670
Chubb Ltd.	18,414	3,560
Cie Financiere Richemont S.A., Class A (Registered)	21,923	3,274
Clariant A.G. (Registered)*	9,993	209
Coca-Cola HBC A.G. - CDI*	8,572	295
Garmin Ltd.	6,300	858
Geberit A.G. (Registered)	1,474	1,200
Givaudan S.A. (Registered)	388	2,042
Kuehne + Nagel International A.G. (Registered)	2,225	715
Lonza Group A.G. (Registered)	3,139	2,615
Roche Holding A.G. (Genusschein)	29,455	12,210
SGS S.A. (Registered)	244	813
Sika A.G. (Registered)	5,966	2,476
Sonova Holding A.G. (Registered)	2,247	878
Straumann Holding A.G. (Registered)	425	898
Swiss Life Holding A.G. (Registered)	1,291	790
Swiss Re A.G.	12,743	1,259
Swisscom A.G. (Registered)	1,073	605
Vifor Pharma A.G.	2,146	384
Zurich Insurance Group A.G.	6,314	2,767
		42,123
United Kingdom – 4.6%
Abrdn PLC	87,797	286
Amcor PLC	63,039	757
Ashtead Group PLC	19,034	1,525
Associated British Foods PLC	14,387	390
AstraZeneca PLC	65,040	7,579
Barratt Developments PLC	42,616	431
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United Kingdom – 4.6%continued
Berkeley Group Holdings PLC	5,008	$323
British Land (The) Co. PLC	35,542	255
BT Group PLC	365,626	836
Burberry Group PLC	16,188	397
CNH Industrial N.V.	42,076	808
Coca-Cola Europacific Partners PLC	8,389	469
Compass Group PLC*	75,601	1,684
Croda International PLC	5,772	792
Ferguson PLC	9,396	1,669
GlaxoSmithKline PLC	211,559	4,600
IHS Markit Ltd.	15,989	2,125
Informa PLC*	60,965	425
InterContinental Hotels Group PLC*	7,618	490
Intertek Group PLC	6,550	498
J Sainsbury PLC	68,133	254
JD Sports Fashion PLC	110,255	324
Johnson Matthey PLC	8,061	224
Kingfisher PLC	87,739	401
Land Securities Group PLC	28,426	298
Legal & General Group PLC	254,915	1,026
Linde PLC	21,663	7,505
Lloyds Banking Group PLC	2,999,451	1,934
Mondi PLC	21,488	530
National Grid PLC	148,087	2,137
Next PLC	5,846	643
Ocado Group PLC*	19,966	453
Pentair PLC	6,819	498
Reckitt Benckiser Group PLC	30,041	2,577
RELX PLC (London Exchange)	81,490	2,656
Rentokil Initial PLC	76,400	604
Schroders PLC	4,921	236
Segro PLC	51,622	1,003
Spirax-Sarco Engineering PLC	3,034	660
St. James's Place PLC	22,321	509
Standard Chartered PLC	107,115	647
Taylor Wimpey PLC	147,384	349
Tesco PLC	328,802	1,289
Unilever PLC	109,160	5,848
Vodafone Group PLC	1,149,463	1,714
Whitbread PLC*	8,163	330
Willis Towers Watson PLC	5,427	1,289
WPP PLC	51,529	779
		63,056

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 63.6%
3M Co.	24,336	$4,323
ABIOMED, Inc.*	1,876	674
Activision Blizzard, Inc.	32,687	2,175
Adobe, Inc. (NASDAQ Exchange)*	19,990	11,336
Advance Auto Parts, Inc.	2,600	624
Aflac, Inc.	26,777	1,564
Agilent Technologies, Inc.	12,787	2,041
Align Technology, Inc.*	3,159	2,076
Allstate (The) Corp.	12,407	1,460
Ally Financial, Inc.	14,959	712
Alphabet, Inc., Class A*	12,630	36,590
Alphabet, Inc., Class C*	12,082	34,960
AMERCO	397	288
American Express Co.	28,422	4,650
American International Group, Inc.	36,028	2,049
American Tower Corp.	19,088	5,583
American Water Works Co., Inc.	7,637	1,442
Ameriprise Financial, Inc.	4,810	1,451
AmerisourceBergen Corp.	6,384	848
Amgen, Inc.	23,821	5,359
Annaly Capital Management, Inc.	59,199	463
ANSYS, Inc. (NASDAQ Exchange)*	3,692	1,481
Aon PLC, Class A	9,479	2,849
Applied Materials, Inc.	37,888	5,962
Arch Capital Group Ltd.*	16,192	720
Arthur J. Gallagher & Co.	8,715	1,479
Assurant, Inc.	2,433	379
Atmos Energy Corp.	5,606	587
Autodesk, Inc. (NASDAQ Exchange)*	9,250	2,601
Automatic Data Processing, Inc.	17,772	4,382
Baker Hughes Co.	33,964	817
Ball Corp.	13,750	1,324
Bank of New York Mellon (The) Corp.	34,627	2,011
Baxter International, Inc.	21,081	1,810
Best Buy Co., Inc.	9,269	942
Biogen, Inc.*	6,259	1,502
BioMarin Pharmaceutical, Inc.*	7,484	661
Bio-Techne Corp.	1,596	826
BlackRock, Inc.	6,391	5,851
Booking Holdings, Inc.*	1,725	4,139
BorgWarner, Inc. (New York Exchange)	9,615	433
Boston Properties, Inc.	6,293	725
Bristol-Myers Squibb Co.	93,331	5,819
Bunge Ltd.	5,727	535
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 63.6%continued
Burlington Stores, Inc.*	2,733	$797
C.H. Robinson Worldwide, Inc.	5,504	592
Cable One, Inc.	232	409
Cadence Design Systems, Inc.*	11,663	2,173
Campbell Soup Co.	8,001	348
Cardinal Health, Inc.	11,846	610
Carlyle Group (The), Inc.	6,545	359
CarMax, Inc.*	6,687	871
Catalent, Inc.*	6,976	893
Caterpillar, Inc.	22,988	4,753
Cboe Global Markets, Inc.	4,385	572
CBRE Group, Inc., Class A*	14,150	1,535
Centene Corp.*	24,528	2,021
Cerner Corp.	12,449	1,156
Charles Schwab (The) Corp.	60,749	5,109
Cheniere Energy, Inc.	10,200	1,034
Cigna Corp.	14,318	3,288
Cisco Systems, Inc.	176,584	11,190
Citizens Financial Group, Inc.	18,063	853
Citrix Systems, Inc.	5,102	483
Clorox (The) Co.	5,028	877
CME Group, Inc.	15,089	3,447
Coca-Cola (The) Co.	172,098	10,190
Cognex Corp.	7,191	559
Colgate-Palmolive Co.	33,647	2,871
Conagra Brands, Inc.	19,614	670
Consolidated Edison, Inc.	14,868	1,269
Copart, Inc.*	9,016	1,367
Crown Castle International Corp.	18,125	3,783
CSX Corp.	94,635	3,558
Cummins, Inc.	6,068	1,324
Darden Restaurants, Inc.	5,401	814
DaVita, Inc.*	2,936	334
Deere & Co.	12,369	4,241
Delta Air Lines, Inc.*	6,994	273
DENTSPLY SIRONA, Inc.	8,917	497
Dexcom, Inc.*	4,077	2,189
Discover Financial Services	12,607	1,457
Discovery, Inc., Class A*	7,015	165
Discovery, Inc., Class C*	12,747	292
Domino's Pizza, Inc.	1,519	857
Dover Corp.	6,131	1,113
DuPont de Nemours, Inc.	21,954	1,773
Eaton Corp. PLC	16,756	2,896

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 63.6%continued
eBay, Inc.	27,248	$1,812
Ecolab, Inc.	10,799	2,533
Edison International	15,658	1,069
Edwards Lifesciences Corp.*	26,236	3,399
Electronic Arts, Inc.	11,989	1,581
Eli Lilly & Co.	34,106	9,421
Equinix, Inc.	3,764	3,184
Equitable Holdings, Inc.	15,665	514
Equity Residential	15,053	1,362
Erie Indemnity Co., Class A	1,034	199
Essential Utilities, Inc.	9,622	517
Estee Lauder (The) Cos., Inc., Class A	9,790	3,624
Eversource Energy	14,102	1,283
Expeditors International of Washington, Inc.	6,967	936
FactSet Research Systems, Inc.	1,549	753
Fastenal Co.	24,230	1,552
First Republic Bank	7,439	1,536
Fortive Corp.	14,305	1,091
Fortune Brands Home & Security, Inc.	5,667	606
Franklin Resources, Inc.	12,633	423
Generac Holdings, Inc.*	2,591	912
General Mills, Inc.	25,517	1,719
Genuine Parts Co.	5,862	822
Gilead Sciences, Inc.	52,605	3,820
Hartford Financial Services Group (The), Inc.	14,375	992
Hasbro, Inc.	5,422	552
HCA Healthcare, Inc.	10,785	2,771
Healthpeak Properties, Inc.	22,824	824
Hewlett Packard Enterprise Co.	53,494	844
Hilton Worldwide Holdings, Inc.*	11,621	1,813
Hologic, Inc.*	10,397	796
Home Depot (The), Inc.	44,272	18,373
Horizon Therapeutics PLC*	8,798	948
Hormel Foods Corp.	12,120	592
Host Hotels & Resorts, Inc.*	29,462	512
Howmet Aerospace, Inc.	15,858	505
HP, Inc.	50,479	1,902
Humana, Inc.	5,344	2,479
Huntington Bancshares, Inc.	62,660	966
IDEX Corp.	3,171	749
IDEXX Laboratories, Inc.*	3,603	2,372
Illinois Tool Works, Inc.	13,238	3,267
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 63.6%continued
Illumina, Inc.*	6,102	$2,321
Insulet Corp.*	2,819	750
Intel Corp.	170,122	8,761
Intercontinental Exchange, Inc.	23,666	3,237
International Business Machines Corp.	37,627	5,029
International Flavors & Fragrances, Inc.	10,532	1,587
International Paper Co.	15,822	743
Interpublic Group of (The) Cos., Inc.	16,271	609
Intuit, Inc. (NASDAQ Exchange)	11,470	7,378
Invesco Ltd.	14,131	325
J.M. Smucker (The) Co.	4,507	612
Johnson & Johnson	110,325	18,873
Johnson Controls International PLC	30,083	2,446
Kellogg Co.	10,637	685
Keurig Dr. Pepper, Inc.	30,283	1,116
KeyCorp	39,906	923
Keysight Technologies, Inc.*	7,779	1,606
Kimberly-Clark Corp.	14,173	2,026
Kroger (The) Co.	29,868	1,352
Laboratory Corp. of America Holdings*	4,079	1,282
Lam Research Corp.	5,954	4,282
Lennox International, Inc.	1,407	456
Lincoln National Corp.	7,335	501
LKQ Corp.	11,629	698
Loews Corp.	9,346	540
Lowe's Cos., Inc.	29,076	7,516
LyondellBasell Industries N.V., Class A	11,373	1,049
M&T Bank Corp.	5,253	807
Marathon Petroleum Corp.	26,909	1,722
MarketAxess Holdings, Inc.	1,565	644
Marsh & McLennan Cos., Inc.	21,268	3,697
Masco Corp.	10,180	715
Mastercard, Inc., Class A	36,946	13,275
McCormick & Co., Inc. (Non Voting)	10,516	1,016
McDonald's Corp.	31,330	8,399
Merck & Co., Inc.	106,241	8,142
Mettler-Toledo International, Inc.*	976	1,656
Microsoft Corp.	299,393	100,692
Mohawk Industries, Inc.*	2,422	441
Moody's Corp.	7,052	2,754
Morgan Stanley	57,460	5,640
Mosaic (The) Co.	15,179	596
Motorola Solutions, Inc.	7,121	1,935

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 63.6%continued
Nasdaq, Inc.	4,816	$1,011
Newell Brands, Inc.	15,865	346
Newmont Corp.	33,573	2,082
NIKE, Inc., Class B	53,597	8,933
Norfolk Southern Corp.	10,369	3,087
Northern Trust Corp.(5)	8,427	1,008
NVIDIA Corp.	104,852	30,838
NVR, Inc.*	141	833
Okta, Inc.*	5,294	1,187
Omnicom Group, Inc.	8,865	650
ONEOK, Inc.	18,833	1,107
Owens Corning	4,462	404
PACCAR, Inc.	14,645	1,293
PepsiCo, Inc.	57,975	10,071
Phillips 66	18,507	1,341
PNC Financial Services Group (The), Inc.	17,858	3,581
Pool Corp.	1,645	931
PPG Industries, Inc.	9,966	1,719
Principal Financial Group, Inc.	11,014	797
Procter & Gamble (The) Co.	101,752	16,645
Progressive (The) Corp.	24,498	2,515
Prologis, Inc. (New York Exchange)	31,042	5,226
Prudential Financial, Inc.	16,379	1,773
Quest Diagnostics, Inc.	5,004	866
Raymond James Financial, Inc.	7,587	762
Regions Financial Corp.	39,390	859
ResMed, Inc.	6,153	1,603
Robert Half International, Inc.	4,600	513
Rockwell Automation, Inc.	4,897	1,708
Roper Technologies, Inc.	4,466	2,197
S&P Global, Inc.	10,127	4,779
salesforce.com, Inc.*	41,087	10,441
Schlumberger N.V.	59,013	1,767
Sempra Energy	13,457	1,780
Sherwin-Williams (The) Co.	10,481	3,691
Sirius XM Holdings, Inc.	43,054	273
Snap-on, Inc.	2,206	475
Stanley Black & Decker, Inc.	6,913	1,304
Starbucks Corp.	49,558	5,797
State Street Corp.	15,508	1,442
Steel Dynamics, Inc.	8,300	515
STERIS PLC	4,288	1,044
SVB Financial Group*	2,472	1,677
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 63.6%continued
T. Rowe Price Group, Inc.	9,577	$1,883
Take-Two Interactive Software, Inc.*	4,783	850
Target Corp.	20,502	4,745
Teladoc Health, Inc.*	5,867	539
Teledyne Technologies, Inc.*	1,994	871
Teleflex, Inc.	1,944	639
Tesla, Inc.*	35,292	37,296
Texas Instruments, Inc.	38,707	7,295
Thermo Fisher Scientific, Inc.	16,519	11,022
TJX (The) Cos., Inc.	50,536	3,837
Tractor Supply Co.	4,696	1,120
Travelers (The) Cos., Inc.	10,504	1,643
Trimble, Inc.*	10,715	934
Truist Financial Corp.	56,139	3,287
U.S. Bancorp	59,078	3,318
UGI Corp.	8,748	402
Union Pacific Corp.	27,358	6,892
United Parcel Service, Inc., Class B	30,548	6,548
United Rentals, Inc.*	3,072	1,021
Vail Resorts, Inc.	1,653	542
Valero Energy Corp.	17,249	1,296
Verizon Communications, Inc.	173,502	9,015
Vertex Pharmaceuticals, Inc.*	10,889	2,391
VF Corp.	14,075	1,031
Visa, Inc., Class A	70,764	15,335
VMware, Inc., Class A	8,608	997
W.W. Grainger, Inc.	1,816	941
Walt Disney (The) Co.*	76,264	11,813
Waste Management, Inc.	17,774	2,966
Waters Corp.*	2,528	942
Welltower, Inc. (New York Exchange)	17,867	1,532
West Pharmaceutical Services, Inc.	3,150	1,477
Western Union (The) Co.	18,113	323
Weyerhaeuser Co.	31,587	1,301
Williams (The) Cos., Inc.	51,322	1,336
Workday, Inc., Class A*	8,056	2,201
Xylem, Inc.	7,468	896
Zebra Technologies Corp., Class A*	2,251	1,340
Zoetis, Inc.	19,919	4,861
		866,673
Total Common Stocks
(Cost $836,601)		1,324,202

EQUITY FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 2.53%(6)	2,410	$201
Henkel A.G. & Co. KGaA, 2.52%(6)	7,598	616
		817
Total Preferred Stocks
(Cost $808)		817

INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	27,064,292	27,064
Total Investment Companies
(Cost $27,064)		27,064

Total Investments – 99.3%
(Cost $864,473)		1,352,083
Other Assets less Liabilities – 0.7%		9,557
Net Assets – 100.0%		$1,361,640

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Hong Kong Dollar	913	United States Dollar	117	3/16/22	$—*
BNP	United States Dollar	483	British Pound	360	3/16/22	4
BNP	United States Dollar	415	Canadian Dollar	530	3/16/22	5
BNP	United States Dollar	679	Euro	600	3/16/22	5
BNY Mellon	Japanese Yen	139,890	United States Dollar	1,220	3/16/22	3
Goldman Sachs	United States Dollar	113	Danish Krone	741	3/16/22	1
Goldman Sachs	United States Dollar	78	Swedish Krona	702	3/16/22	—*
JPMorgan Chase	United States Dollar	634	British Pound	479	3/16/22	14
JPMorgan Chase	United States Dollar	2,203	Euro	1,947	3/16/22	17
JPMorgan Chase	United States Dollar	412	Swiss Franc	377	3/16/22	3
Morgan Stanley	United States Dollar	434	Australian Dollar	600	3/16/22	2
Toronto-Dominion Bank	United States Dollar	594	Canadian Dollar	754	3/16/22	2
Toronto-Dominion Bank	United States Dollar	335	Danish Krone	2,200	3/16/22	2
Toronto-Dominion Bank	United States Dollar	408	Euro	360	3/16/22	2
UBS	United States Dollar	446	Swiss Franc	410	3/16/22	5
Subtotal Appreciation						65
Bank of Montreal	United States Dollar	592	Japanese Yen	67,140	3/16/22	(8)
BNP	United States Dollar	568	Japanese Yen	65,200	3/16/22	(1)
BNY Mellon	Euro	2,110	United States Dollar	2,388	3/16/22	(18)

NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	Australian Dollar	236	United States Dollar	169	3/16/22	$(2)
Goldman Sachs	Swiss Franc	590	United States Dollar	644	3/16/22	(5)
JPMorgan Chase	United States Dollar	503	Japanese Yen	57,720	3/16/22	(1)
Morgan Stanley	Australian Dollar	580	United States Dollar	420	3/16/22	(2)
Morgan Stanley	British Pound	450	United States Dollar	604	3/16/22	(5)
Toronto-Dominion Bank	Canadian Dollar	710	United States Dollar	554	3/16/22	(7)
Toronto-Dominion Bank	United States Dollar	908	Japanese Yen	102,965	3/16/22	(13)
Subtotal Depreciation						(62)
Total						$3

*	Amount rounds to less than one thousand.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	99	$23,555	Long	3/22	$460
Euro Stoxx 50 (Euro)	92	4,491	Long	3/22	108
FTSE 100 Index (British Pound)	2	198	Long	3/22	5
MSCI EAFE Index (United States Dollar)	4	464	Long	3/22	(1)
S&P/TSX 60 Index (Canadian Dollar)	6	1,215	Long	3/22	15
SPI 200 Index (Australian Dollar)	8	1,069	Long	3/22	2
Topix Index (Japanese Yen)	13	2,251	Long	3/22	53
Total					$642
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	68.4%
Euro	9.0
Japanese Yen	6.5
All other currencies less than 5%	15.4
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$2,534	$—	$—	$2,534
Canada	49,567	—	—	49,567
Ireland	15,744	3,688	—	19,432
Israel	278	1,114	—	1,392
Jersey	296	—	—	296
Switzerland	4,418	37,705	—	42,123
United Kingdom	12,643	50,413	—	63,056
United States	866,673	—	—	866,673
All Other Countries(1)	—	279,129	—	279,129
Total Common Stocks	952,153	372,049	—	1,324,202
Preferred Stocks	—	817	—	817
Investment Companies	27,064	—	—	27,064
Total Investments	$979,217	$372,866	$—	$1,352,083
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$65	$—	$65

EQUITY FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Futures Contracts	$643	$—	$—	$643
Liabilities
Forward Foreign Currency Exchange Contracts	—	(62)	—	(62)
Futures Contracts	(1)	—	—	(1)
Total Other Financial Instruments	$642	$3	$—	$645

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,721	$215,199	$200,856	$—	$—*	$27,064	27,064,292
Northern Trust Corp.	752	148	—	108	16	1,008	8,427
Total	$13,473	$215,347	$200,856	$108	$16	$28,072	27,072,719

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	246,142	$12,987
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	33,928	2,005
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	113,450	3,185
FlexShares® Disciplined Duration MBS Index Fund(1)	236,304	5,475
FlexShares® Global Quality Real Estate Index Fund(1)	43,728	3,241
FlexShares® High Yield Value-Scored Bond Index Fund(1)	319,236	15,639
FlexShares® International Quality Dividend Index Fund(1)	310,732	7,946
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	222,470	16,011
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	161,130	9,519
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	242,951	9,594
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	109,196	19,920
FlexShares® Quality Dividend Index Fund(1)	189,112	11,600
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	55,951	3,209
FlexShares® U.S. Quality Low Volatility Index Fund(1)	232,377	13,203
iShares 10+ Year Investment Grade Corporate Bond ETF	29,260	2,035
iShares 1-5 Year Investment Grade Corporate Bond ETF	116,099	6,255
iShares 20+ Year Treasury Bond ETF	25,141	3,726
iShares 3-7 Year Treasury Bond ETF	9,784	1,259
iShares 5-10 Year Investment Grade Corporate Bond ETF	65,871	3,904
iShares 7-10 Year Treasury Bond ETF	17,714	2,037
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.0%continued
iShares MBS ETF	50,926	$5,471
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	1,077,183	1,077
Total Investment Companies
(Cost $139,737)		159,298

Total Investments – 100.0%
(Cost $139,737)		159,298
Other Assets less Liabilities – 0.0%		21
NET ASSETS – 100.0%		$159,319

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities
Percentages shown are based on Net Assets.

EQUITY FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
At December 31, 2021, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	12.5%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	8.3	FlexShares® U.S. Quality Low Volatility Index Fund
U.S. Equity	7.3	FlexShares® Quality Dividend Index Fund
Non U.S. Equity - Developed	10.1	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Developed	5.0	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Developed	2.0	Flexshares® Developed Markets ex-U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Emerging Markets	6.0	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	9.8	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	8.1	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds - Investment Grade	3.9	iShares 1-5 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	3.4	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	3.4	iShares MBS ETF
U.S. Bonds - Investment Grade	2.5	iShares 5-10 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	2.3	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.3	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	1.3	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.3	iShares 10+ Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	0.8	iShares 3-7 Year Treasury Bond ETF
Global Infrastructure	2.0	FlexShares® STOXX Global Broad Infrastructure Index Fund
Commodities/Natural Resources	6.0	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.7	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%
At December 31, 2021, the security types for the Fund were:
Security Type	% of Net Assets
Investment Companies	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$159,298	$—	$—	$159,298

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued	December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$17,404	$3,330	$7,662	$(272)	$295	$12,987	246,142
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	3,169	501	1,801	76	94	2,005	33,928
Flexshares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,380	789	118	128	73	3,185	113,450
FlexShares® Disciplined Duration MBS Index Fund	5,398	1,403	1,177	(124)	90	5,475	236,304
FlexShares® Global Quality Real Estate Index Fund	2,540	601	439	538	70	3,241	43,728
FlexShares® High Yield Value-Scored Bond Index Fund	7,218	9,334	728	(211)	585	15,639	319,236
FlexShares® International Quality Dividend Index Fund	6,007	2,062	132	3	238	7,946	310,732
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	11,932	4,055	397	382	453	16,011	222,470
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	8,452	2,807	1,509	(589)	260	9,519	161,130
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,604	5,317	967	415	240	9,594	242,951
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	14,898	5,195	2,384	1,547	174	19,920	109,196
FlexShares® Quality Dividend Index Fund	8,856	2,332	952	1,214	160	11,600	189,112
FlexShares® STOXX Global Broad Infrastructure Index Fund	4,826	823	2,603	(124)	83	3,209	55,951
FlexShares® U.S. Quality Low Volatility Index Fund	10,022	2,818	1,756	1,846	91	13,203	232,377
Northern Institutional Funds - U.S. Government Portfolio (Shares)	779	64,824	64,526	—	—*	1,077	1,077,183
Total	$108,485	$106,191	$87,151	$4,829	$2,906	$134,611	3,593,890

*	Amount rounds to less than one thousand.
EQUITY FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INCOME EQUITY FUND	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	4,207	$1,495
Air Freight & Logistics – 0.2%
United Parcel Service, Inc., Class B	1,895	406
Automobiles – 1.0%
Tesla, Inc.(1) *	1,584	1,674
Banks – 2.6%
Bank of America Corp.	13,350	594
Bank of Hawaii Corp.	5,800	486
Citigroup, Inc.	29,549	1,784
First Hawaiian, Inc.	17,522	479
JPMorgan Chase & Co.	7,679	1,216
		4,559
Beverages – 1.2%
Coca-Cola (The) Co.	32,090	1,900
PepsiCo, Inc.	640	111
		2,011
Biotechnology – 3.6%
AbbVie, Inc.	20,739	2,808
Amgen, Inc.	7,812	1,757
Gilead Sciences, Inc.	23,050	1,674
		6,239
Capital Markets – 1.0%
Ameriprise Financial, Inc.	3,432	1,035
Bank of New York Mellon (The) Corp.	307	18
Janus Henderson Group PLC	11,112	466
Jefferies Financial Group, Inc.	7,102	276
		1,795
Chemicals – 2.5%
CF Industries Holdings, Inc.	17,390	1,231
Chemours (The) Co.	14,193	476
Dow, Inc.	15,696	890
Sherwin-Williams (The) Co.	5,017	1,767
		4,364
Communications Equipment – 1.7%
Cisco Systems, Inc.	44,855	2,842
Ubiquiti, Inc.	39	12
		2,854
Consumer Finance – 1.9%
Ally Financial, Inc.	5,425	258
American Express Co.	12,516	2,048
Discover Financial Services	3,220	372
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Consumer Finance – 1.9%continued
OneMain Holdings, Inc.	2,862	$143
Synchrony Financial	8,342	387
		3,208
Containers & Packaging – 0.4%
International Paper Co.	15,148	712
Distributors – 0.3%
Genuine Parts Co.	4,020	564
Diversified Consumer Services – 0.3%
H&R Block, Inc.	18,799	443
Diversified Financial Services – 0.4%
Berkshire Hathaway, Inc., Class B(1) *	2,418	723
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	59,449	1,463
Lumen Technologies, Inc.	71,391	896
Verizon Communications, Inc.	32,030	1,664
		4,023
Electric Utilities – 1.5%
Evergy, Inc.	7,822	537
Exelon Corp.	20,478	1,183
PPL Corp.	30,777	925
		2,645
Electrical Equipment – 0.8%
Emerson Electric Co.	12,568	1,168
Rockwell Automation, Inc.	701	245
		1,413
Entertainment – 0.7%
Activision Blizzard, Inc.	16,284	1,083
World Wrestling Entertainment, Inc., Class A	1,800	89
		1,172
Equity Real Estate Investment Trusts – 3.8%
American Tower Corp.	2,524	738
Brixmor Property Group, Inc.	20,676	525
Cousins Properties, Inc.	12,393	499
Extra Space Storage, Inc.	2,072	470
Healthpeak Properties, Inc.	24,717	892
Highwoods Properties, Inc.	10,592	472
Iron Mountain, Inc.	18,431	965
Mid-America Apartment Communities, Inc. (New York Exchange)	4,654	1,068

NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Equity Real Estate Investment Trusts – 3.8%continued
SL Green Realty Corp.	6,912	$496
VICI Properties, Inc.	15,686	472
		6,597
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	91	51
Walmart, Inc.	14,809	2,143
		2,194
Food Products – 0.5%
General Mills, Inc.	13,205	890
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	15,024	2,114
ResMed, Inc.	3,392	884
		2,998
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.	13,634	702
UnitedHealth Group, Inc.	2,158	1,084
		1,786
Health Care Technology – 0.4%
Cerner Corp.	7,826	727
Hotels, Restaurants & Leisure – 0.4%
Starbucks Corp.	1,740	203
Yum! Brands, Inc.	3,952	549
		752
Household Durables – 0.2%
Newell Brands, Inc.	12,591	275
Household Products – 2.1%
Clorox (The) Co.	3,315	578
Colgate-Palmolive Co.	17,728	1,513
Procter & Gamble (The) Co.	9,910	1,621
		3,712
Independent Power & Renewable Electricity Producers – 0.2%
Vistra Corp.	15,710	358
Industrial Conglomerates – 1.1%
3M Co.	10,626	1,887
Insurance – 3.0%
Aflac, Inc.	16,896	987
Allstate (The) Corp.	5,426	638
MetLife, Inc.	15,627	976
Principal Financial Group, Inc.	10,418	754
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Insurance – 3.0%continued
Prudential Financial, Inc.	9,248	$1,001
Unum Group	31,183	766
		5,122
Interactive Media & Services – 4.5%
Alphabet, Inc., Class A(1) *	1,990	5,765
Meta Platforms, Inc., Class A(1) *	6,077	2,044
		7,809
Internet & Direct Marketing Retail – 3.2%
Amazon.com, Inc.(1) *	1,466	4,888
eBay, Inc.	8,481	564
		5,452
IT Services – 4.0%
Accenture PLC, Class A	4,195	1,739
International Business Machines Corp.	15,315	2,047
Kyndryl Holdings, Inc.*	3,085	56
Mastercard, Inc., Class A	4,065	1,461
Visa, Inc., Class A	4,999	1,083
Western Union (The) Co.	30,743	548
		6,934
Leisure Products – 0.1%
Polaris, Inc.	1,462	161
Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	210	140
Machinery – 1.2%
Cummins, Inc.	2,984	651
Illinois Tool Works, Inc.	6,025	1,487
		2,138
Media – 1.5%
Comcast Corp., Class A	5,752	289
Interpublic Group of (The) Cos., Inc.	23,650	886
Nexstar Media Group, Inc., Class A	534	81
Omnicom Group, Inc.	12,047	883
Sirius XM Holdings, Inc.	70,116	445
		2,584
Metals & Mining – 0.7%
Newmont Corp.	12,061	748
Southern Copper Corp.	7,653	472
		1,220
Mortgage Real Estate Investment Trusts – 0.5%
AGNC Investment Corp.	29,722	447

EQUITY FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Mortgage Real Estate Investment Trusts – 0.5%continued
Annaly Capital Management, Inc.	55,510	$434
Starwood Property Trust, Inc.	2,056	50
		931
Multiline Retail – 0.6%
Target Corp.	4,367	1,011
Multi-Utilities – 1.0%
Public Service Enterprise Group, Inc.	13,670	912
WEC Energy Group, Inc.	8,076	784
		1,696
Oil, Gas & Consumable Fuels – 2.6%
Antero Midstream Corp.	50,354	487
Coterra Energy, Inc.	33,868	644
Kinder Morgan, Inc.	57,365	910
ONEOK, Inc.	17,024	1,000
Targa Resources Corp.	10,919	570
Texas Pacific Land Corp.	55	69
Williams (The) Cos., Inc.	31,279	815
		4,495
Paper & Forest Products – 0.0%
Sylvamo Corp.*	1,407	39
Pharmaceuticals – 5.7%
Eli Lilly & Co.	9,466	2,614
Johnson & Johnson	19,997	3,421
Organon & Co.	15,403	469
Pfizer, Inc.	57,848	3,416
		9,920
Road & Rail – 1.2%
Old Dominion Freight Line, Inc.	3,134	1,123
Union Pacific Corp.	3,984	1,004
		2,127
Semiconductors & Semiconductor Equipment – 8.0%
Analog Devices, Inc.	6,018	1,058
Applied Materials, Inc.	779	123
Broadcom, Inc.	4,933	3,282
Intel Corp.	5,870	302
KLA Corp.	2,388	1,027
Lam Research Corp.	2,917	2,098
NVIDIA Corp.	3,357	987
QUALCOMM, Inc.	15,572	2,848
Texas Instruments, Inc.	11,702	2,205
		13,930
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Software – 8.3%
Intuit, Inc. (NASDAQ Exchange)	3,132	$2,015
Microsoft Corp.	30,154	10,141
Oracle Corp.	25,589	2,232
		14,388
Specialty Retail – 3.4%
Best Buy Co., Inc.	4,930	501
Dick's Sporting Goods, Inc.	778	90
Home Depot (The), Inc.	9,000	3,735
Lowe's Cos., Inc.	4,644	1,200
Williams-Sonoma, Inc.	2,596	439
		5,965
Technology Hardware, Storage & Peripherals – 9.7%
Apple, Inc.(1)	79,630	14,140
HP, Inc.	27,872	1,050
NetApp, Inc.	8,589	790
Seagate Technology Holdings PLC	7,672	867
		16,847
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc., Class B	563	94
Tapestry, Inc.	20,658	839
		933
Thrifts & Mortgage Finance – 0.3%
TFS Financial Corp.	24,386	436
Tobacco – 2.3%
Altria Group, Inc.	38,783	1,838
Philip Morris International, Inc.	22,133	2,103
		3,941
Trading Companies & Distributors – 0.4%
Fastenal Co.	10,807	692
MSC Industrial Direct Co., Inc., Class A	229	19
		711
Total Common Stocks
(Cost $106,093)		171,406

INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	1,773,208	1,773
Total Investment Companies
(Cost $1,773)		1,773

NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.04%, 1/27/22(4) (5)	$165	$165
	Total Short-Term Investments
	(Cost $165)	165

	Total Investments – 99.9%
	(Cost $108,031)	173,344
	Other Assets less Liabilities – 0.1%	127
	NET ASSETS – 100.0%	$173,471

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$1,903	Long	3/22	$64
At December 31, 2021, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Exp. Date 1/21/22, Strike Price $3,400.00	(19)	$(5,504)	$(1)
Amazon.com, Inc., Exp. Date 1/21/22, Strike Price $4,200.00	(14)	(4,668)	(1)
Apple, Inc., Exp. Date 1/21/22, Strike Price $200.00	(400)	(7,103)	(8)
Berkshire Hathaway, Inc., Exp. Date 1/21/22, Strike Price $330.00	(24)	(718)	(1)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Meta Platforms, Inc., Exp. Date 1/21/22, Strike Price $400.00	(60)	$(2,018)	$(1)
Tesla, Inc., Exp. Date 1/21/22, Strike Price $1,500.00	(15)	(1,585)	(3)
Total Written Options Contracts			$(15)
(Premiums Received (000s) $26)
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.8%
Investment Companies	1.0%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$171,406	$—	$—	$171,406
Investment Companies	1,773	—	—	1,773
Short-Term Investments	—	165	—	165
Total Investments	$173,179	$165	$—	$173,344
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$64	$—	$—	$64
Liabilities
Written Options	(15)	—	—	(15)
Total Other Financial Instruments	$49	$—	$—	$49

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$481	$17,655	$16,363	$—	$1,773	1,773,208
NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)
Australia – 5.4%
AGL Energy Ltd.	11,793	$53
Aristocrat Leisure Ltd.	20,537	651
Australia & New Zealand Banking Group Ltd.	30,838	617
BHP Group Ltd.	11,563	350
Brambles Ltd.	53,238	412
Coles Group Ltd.	34,308	448
Commonwealth Bank of Australia	8,605	632
CSL Ltd.	1,018	216
Fortescue Metals Group Ltd.	66,561	934
Macquarie Group Ltd.	2,884	431
REA Group Ltd.	2,881	351
Sonic Healthcare Ltd.	5,586	190
Stockland	191,265	590
Tabcorp Holdings Ltd.	14,725	54
Telstra Corp. Ltd.	130,159	396
Treasury Wine Estates Ltd.	9,880	89
Wesfarmers Ltd.	8,383	362
		6,776
Austria – 0.5%
OMV A.G.	11,015	626
Belgium – 0.5%
Anheuser-Busch InBev S.A./N.V.	3,273	198
Proximus S.A.DP	24,815	484
		682
Canada – 10.0%
Alimentation Couche-Tard, Inc.	404	17
AltaGas Ltd.	8,204	177
Atco Ltd., Class I	4,449	150
B2Gold Corp.	201,562	793
Barrick Gold Corp.	3,820	73
Canadian Apartment Properties REIT	9,390	445
Canadian Natural Resources Ltd.	30,081	1,271
Canadian Pacific Railway Ltd.	13,259	954
Canadian Tire Corp. Ltd., Class A	802	115
CGI, Inc.*	9,580	847
Constellation Software, Inc.	661	1,226
Enbridge, Inc.	2,375	93
Fairfax Financial Holdings Ltd.	2,393	1,177
Fortis, Inc.	57	3
Hydro One Ltd.	7,457	194
IGM Financial, Inc.	28,508	1,028
Imperial Oil Ltd.	2,865	103
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Canada – 10.0%continued
Loblaw Cos. Ltd.	11,603	$951
Manulife Financial Corp.	28,535	544
National Bank of Canada	7,594	579
Power Corp. of Canada	33,422	1,104
West Fraser Timber Co. Ltd.	7,816	746
		12,590
Denmark – 2.4%
AP Moller - Maersk A/S, Class B	201	721
Carlsberg A/S, Class B	4,974	855
Novo Nordisk A/S, Class B	6,817	762
Orsted A/S(2)	221	28
Pandora A/S	5,360	667
		3,033
Finland – 0.2%
Fortum OYJ	6,927	212
France – 10.4%
BNP Paribas S.A.	25,413	1,756
Capgemini S.E.	5,898	1,441
Carrefour S.A.	9,552	175
Cie de Saint-Gobain	17,920	1,260
Cie Generale des Etablissements Michelin S.C.A.	7,569	1,241
Electricite de France S.A.	12,308	145
Engie S.A.	20,967	310
Eurofins Scientific S.E.	7,771	962
Ipsen S.A.	2,059	188
La Francaise des Jeux S.A.E.M.(2)	2,579	114
L'Oreal S.A.	2,909	1,379
LVMH Moet Hennessy Louis Vuitton S.E.	1,101	909
Publicis Groupe S.A.	12,910	869
Sanofi	11,680	1,174
Societe Generale S.A.	8,400	288
TotalEnergies S.E.	18,958	963
		13,174
Germany – 7.8%
Bayerische Motoren Werke A.G.	2,074	209
Brenntag S.E.	7,399	670
Covestro A.G.(2)	14,045	867
Daimler A.G. (Registered)	17,353	1,332
Daimler Truck Holding A.G.*	8,867	326
Deutsche Bank A.G. (Registered)*	15,824	199
Deutsche Post A.G. (Registered)	25,095	1,615
E.ON S.E.	24,316	337

EQUITY FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Germany – 7.8%continued
Fresenius Medical Care A.G. & Co. KGaA	2,223	$144
HelloFresh S.E.*	2,027	156
LEG Immobilien S.E.	3,612	505
Merck KGaA	5,501	1,422
RWE A.G.	499	20
SAP S.E.	5,767	824
Siemens A.G. (Registered)	5,866	1,020
Uniper S.E.	2,769	132
		9,778
Hong Kong – 3.0%
BOC Hong Kong Holdings Ltd.	286,756	940
CK Asset Holdings Ltd.	91,570	577
CK Infrastructure Holdings Ltd.	26,816	171
CLP Holdings Ltd.	23,913	242
Hang Seng Bank Ltd.	8,509	156
Power Assets Holdings Ltd.	27,876	174
Sun Hung Kai Properties Ltd.	33,531	407
WH Group Ltd.(2)	336,897	211
Xinyi Glass Holdings Ltd.	345,891	866
		3,744
Ireland – 1.2%
CRH PLC	12,688	670
DCC PLC	9,670	791
		1,461
Israel – 1.0%
Bank Leumi Le-Israel B.M.	37,114	399
Check Point Software Technologies Ltd.*	7,316	853
		1,252
Italy – 1.2%
Enel S.p.A.	34,851	278
Poste Italiane S.p.A.(2)	75,680	993
Snam S.p.A.	25,835	155
Tenaris S.A.	9,117	95
		1,521
Japan – 20.1%
Bridgestone Corp.	14,810	637
Brother Industries Ltd.	34,322	660
Canon, Inc.	2,300	56
Chubu Electric Power Co., Inc.	12,800	135
Dai Nippon Printing Co. Ltd.	13,500	340
Daito Trust Construction Co. Ltd.	2,020	231
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 20.1%continued
Daiwa House Industry Co. Ltd.	19,000	$546
FUJIFILM Holdings Corp.	900	67
Honda Motor Co. Ltd.	17,600	494
Hoya Corp.	9,700	1,438
Iida Group Holdings Co. Ltd.	37,700	875
ITOCHU Corp.	42,427	1,298
Japan Post Insurance Co. Ltd.	26,600	427
Japan Tobacco, Inc.	1,200	24
KDDI Corp.	32,619	953
Lawson, Inc.	2,300	109
Marubeni Corp.	9,700	94
Medipal Holdings Corp.	36,400	682
MEIJI Holdings Co. Ltd.	5,600	334
MINEBEA MITSUMI, Inc.	200	6
Mitsubishi Corp.	500	16
Mitsubishi Electric Corp.	47,900	607
Mitsubishi Heavy Industries Ltd.	31,800	736
Mitsubishi UFJ Financial Group, Inc.	95,800	521
Mitsui & Co. Ltd.	14,300	339
Murata Manufacturing Co. Ltd.	2,400	191
Nintendo Co. Ltd.	1,500	700
Nippon Telegraph & Telephone Corp.	21,634	592
Nippon Yusen K.K.	9,600	731
Ono Pharmaceutical Co. Ltd.	26,400	654
Otsuka Holdings Co. Ltd.	5,500	199
Persol Holdings Co. Ltd.	20,800	604
Rohm Co. Ltd.	3,500	317
SCSK Corp.	29,000	577
Secom Co. Ltd.	100	7
Seiko Epson Corp.	3,100	56
Sekisui House Ltd.	17,300	371
Seven & i Holdings Co. Ltd.	5,100	224
Subaru Corp.	4,700	84
Sumitomo Chemical Co. Ltd.	116,300	548
Sumitomo Metal Mining Co. Ltd.	1,200	45
Sumitomo Mitsui Financial Group, Inc.	37,700	1,289
Sumitomo Realty & Development Co. Ltd.	1,000	29
Suntory Beverage & Food Ltd.	17,176	621
Tokyo Electric Power Co. Holdings, Inc.*	52,000	135
Tokyo Electron Ltd.	3,200	1,832
TOPPAN, Inc.	31,000	581
Tosoh Corp.	49,144	729

NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 20.1%continued
Toyo Suisan Kaisha Ltd.	16,300	$689
Toyota Motor Corp.	105,100	1,940
Yamada Holdings Co. Ltd.	3,000	10
		25,380
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,329	160
Netherlands – 5.2%
ASM International N.V.	1,077	473
ASML Holding N.V.	997	795
ING Groep N.V.	55,973	780
Koninklijke Ahold Delhaize N.V.	12,023	412
NN Group N.V.	20,053	1,084
Randstad N.V.	15,205	1,042
Royal Dutch Shell PLC, Class B	91,127	2,000
		6,586
New Zealand – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	8,622	193
Norway – 1.2%
Norsk Hydro ASA	72,977	575
Orkla ASA	17,397	174
Yara International ASA	15,073	762
		1,511
Portugal – 0.2%
Jeronimo Martins SGPS S.A.	10,085	231
Singapore – 1.9%
DBS Group Holdings Ltd.	25,152	609
Oversea-Chinese Banking Corp. Ltd.	69,700	590
United Overseas Bank Ltd.	58,300	1,164
		2,363
Spain – 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	191,128	1,135
Iberdrola S.A.	29,072	340
Naturgy Energy Group S.A.	4,552	148
Red Electrica Corp. S.A.	9,063	196
		1,819
Sweden – 3.6%
Electrolux AB, Class B	2,999	72
Evolution AB	206	29
Hexagon AB, Class B	78,546	1,236
Husqvarna AB, Class B	2,403	38
Industrivarden AB, Class A	9,038	287
Industrivarden AB, Class C	664	21
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Sweden – 3.6%continued
Investor AB, Class B	58,105	$1,453
Sandvik AB	7,404	207
Skanska AB, Class B	21,926	565
SKF AB, Class B	29,383	693
		4,601
Switzerland – 9.4%
ABB Ltd. (Registered)	15,657	596
Cie Financiere Richemont S.A., Class A (Registered)	8,367	1,249
Coca-Cola HBC A.G. - CDI*	15,723	542
Holcim Ltd. (OTC US Exchange)*	12,022	612
Logitech International S.A. (Registered)	4,994	418
Nestle S.A. (Registered)	11,002	1,538
Novartis A.G. (Registered)	17,942	1,576
Roche Holding A.G. (Genusschein)	6,464	2,680
Sonova Holding A.G. (Registered)	288	112
STMicroelectronics N.V.	13,192	647
Swatch Group (The) A.G. (Bearer)	3,204	976
Swisscom A.G. (Registered)	1,530	863
		11,809
United Kingdom – 10.8%
3i Group PLC	64,707	1,266
Anglo American PLC	26,319	1,077
AstraZeneca PLC(3)	3	—
BAE Systems PLC	65,001	484
Barclays PLC	536,247	1,363
Berkeley Group Holdings PLC	10,676	688
British American Tobacco PLC	27,679	1,026
BT Group PLC	22,363	51
Bunzl PLC	2,790	109
CNH Industrial N.V.	45,808	880
Coca-Cola Europacific Partners PLC	10,252	573
Diageo PLC	206	11
GlaxoSmithKline PLC	83,483	1,815
Imperial Brands PLC	31,796	695
J Sainsbury PLC	117,654	439
Kingfisher PLC	81,896	375
Lloyds Banking Group PLC	26,711	17
National Grid PLC	24,038	347
NatWest Group PLC	141,119	430
Persimmon PLC	9,047	349
Rio Tinto PLC	7,289	481
Sage Group (The) PLC	32,816	378
Segro PLC	8,968	174

EQUITY FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 10.8%continued
SSE PLC	5,472	$122
WPP PLC	27,505	416
		13,566
Total Common Stocks
(Cost $106,087)		123,068

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Henkel A.G. & Co. KGaA, 2.52%(4)	1,371	111
Volkswagen A.G., 2.59%(4)	206	42
		153
Total Preferred Stocks
(Cost $153)		153

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	1,536,972	1,537
Total Investment Companies
(Cost $1,537)		1,537

Total Investments – 98.9%
(Cost $107,777)		124,758
Other Assets less Liabilities – 1.1%		1,339
Net Assets – 100.0%		$126,097

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Value rounds to less than one thousand.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	27	$1,318	Long	3/22	$27
FTSE 100 Index (British Pound)	4	397	Long	3/22	3
S&P/TSX 60 Index (Canadian Dollar)	1	203	Long	3/22	2
SPI 200 Index (Australian Dollar)	2	267	Long	3/22	3
Yen Denominated Nikkei 225 (Japanese Yen)	5	626	Long	3/22	16
Total					$51

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued	December 31, 2021 (UNAUDITED)
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	27.7%
Japanese Yen	20.1
British Pound	12.4
Canadian Dollar	10.0
Swiss Franc	8.4
Australian Dollar	5.4
All other currencies less than 5%	14.9
Total Investments	98.9
Other Assets less Liabilities	1.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$12,590	$—	$—	$12,590
Germany	326	9,452	—	9,778
Israel	853	399	—	1,252
United Kingdom	573	12,993	—	13,566
All Other Countries(1)	—	85,882	—	85,882
Total Common Stocks	14,342	108,726	—	123,068
Preferred Stocks	—	153	—	153
Investment Companies	1,537	—	—	1,537
Total Investments	$15,879	$108,879	$—	$124,758
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$51	$—	$—	$51

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,617	$21,726	$21,806	$—*	$1,537	1,536,972

*	Amount rounds to less than one thousand.
EQUITY FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)
Australia – 7.0%
Afterpay Ltd.*	69,445	$4,157
Ampol Ltd.	75,023	1,619
APA Group	373,823	2,739
Aristocrat Leisure Ltd.	191,524	6,074
ASX Ltd.	62,976	4,258
Aurizon Holdings Ltd.	611,780	1,554
AusNet Services Ltd.	615,432	1,151
Australia & New Zealand Banking Group Ltd.	910,235	18,224
BGP Holdings PLC(2) (3) *	1,085,479	—
BHP Group Ltd.	943,455	28,554
BHP Group PLC	675,999	20,146
BlueScope Steel Ltd.	161,841	2,472
Brambles Ltd.	457,049	3,536
Cochlear Ltd.	21,315	3,346
Coles Group Ltd.	425,504	5,555
Commonwealth Bank of Australia	567,561	41,717
Computershare Ltd.	172,646	2,513
Crown Resorts Ltd.*	127,758	1,114
CSL Ltd.	152,971	32,394
Dexus	348,697	2,822
Domino's Pizza Enterprises Ltd.	20,018	1,719
Endeavour Group Ltd.	423,993	2,080
Evolution Mining Ltd.	561,967	1,663
Fortescue Metals Group Ltd.	541,517	7,599
Goodman Group	531,697	10,267
GPT Group (The)	608,217	2,399
IDP Education Ltd.	69,471	1,752
Insurance Australia Group Ltd.	782,018	2,424
Lendlease Corp. Ltd.	219,879	1,711
Macquarie Group Ltd.	111,891	16,726
Magellan Financial Group Ltd.	45,818	708
Medibank Pvt Ltd.	874,979	2,133
Mirvac Group	1,262,343	2,677
National Australia Bank Ltd.	1,053,183	22,105
Newcrest Mining Ltd.	264,712	4,719
Northern Star Resources Ltd.	362,168	2,482
Orica Ltd.	135,640	1,353
Origin Energy Ltd.	555,578	2,123
Qantas Airways Ltd.*	294,988	1,076
QBE Insurance Group Ltd.	477,487	3,944
Ramsay Health Care Ltd.	57,997	3,011
REA Group Ltd.	16,558	2,020
Reece Ltd.	96,060	1,892
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Australia – 7.0%continued
Rio Tinto Ltd.	118,468	$8,656
Santos Ltd.	1,023,102	4,703
Scentre Group	1,647,106	3,788
SEEK Ltd.	107,724	2,570
Sonic Healthcare Ltd.	145,583	4,945
South32 Ltd.	1,486,629	4,358
Stockland	765,758	2,363
Suncorp Group Ltd.	411,550	3,317
Sydney Airport*	422,536	2,670
Tabcorp Holdings Ltd.	694,813	2,541
Telstra Corp. Ltd.	1,336,157	4,064
Transurban Group	971,919	9,780
Treasury Wine Estates Ltd.	234,142	2,111
Vicinity Centres	1,237,244	1,524
Washington H Soul Pattinson & Co. Ltd.	70,079	1,512
Wesfarmers Ltd.	362,193	15,628
Westpac Banking Corp.	1,173,159	18,239
WiseTech Global Ltd.	47,156	2,002
Woodside Petroleum Ltd.	312,572	4,993
Woolworths Group Ltd.	405,150	11,207
		393,499
Austria – 0.2%
Erste Group Bank A.G.	108,971	5,123
OMV A.G.	46,249	2,628
Raiffeisen Bank International A.G.	48,529	1,427
Verbund A.G.	22,084	2,492
voestalpine A.G.	37,040	1,350
		13,020
Belgium – 0.8%
Ageas S.A./N.V.	54,913	2,847
Anheuser-Busch InBev S.A./N.V.	243,469	14,740
Elia Group S.A./N.V.	9,981	1,316
Etablissements Franz Colruyt N.V.	17,651	749
Groupe Bruxelles Lambert S.A.	36,381	4,066
KBC Group N.V.	79,884	6,861
Proximus S.A.DP	48,436	945
Sofina S.A.	4,895	2,407
Solvay S.A., Class A	23,738	2,767
UCB S.A.	40,288	4,604
Umicore S.A.	63,176	2,578
		43,880
Chile – 0.0%
Antofagasta PLC	124,737	2,267

NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Denmark – 2.6%
Ambu A/S, Class B	53,763	$1,407
AP Moller - Maersk A/S, Class A	1,004	3,347
AP Moller - Maersk A/S, Class B	1,850	6,640
Carlsberg A/S, Class B	31,912	5,482
Chr Hansen Holding A/S	33,754	2,654
Coloplast A/S, Class B	38,003	6,648
Danske Bank A/S	221,072	3,778
Demant A/S*	34,033	1,727
DSV A/S	65,159	15,056
Genmab A/S*	20,915	8,374
GN Store Nord A/S	39,395	2,462
Novo Nordisk A/S, Class B	538,607	60,213
Novozymes A/S, Class B	65,571	5,369
Orsted A/S(4)	60,328	7,747
Pandora A/S	31,853	3,964
ROCKWOOL International A/S, Class B	2,816	1,233
Tryg A/S	117,951	2,915
Vestas Wind Systems A/S	322,602	9,756
		148,772
Finland – 1.2%
Elisa OYJ	45,373	2,787
Fortum OYJ	143,337	4,378
Kesko OYJ, Class B	86,562	2,871
Kone OYJ, Class B	108,462	7,713
Neste OYJ	135,025	6,658
Nokia OYJ*	1,722,702	10,822
Nordea Bank Abp	1,035,850	12,615
Orion OYJ, Class B	34,192	1,419
Sampo OYJ, Class A	158,765	7,921
Stora Enso OYJ (Registered)	184,708	3,359
UPM-Kymmene OYJ	169,810	6,418
Wartsila OYJ Abp	156,207	2,175
		69,136
France – 11.1%
Accor S.A.*	53,052	1,717
Aeroports de Paris*	9,480	1,225
Air Liquide S.A.	151,664	26,447
Airbus S.E.*	188,475	24,071
Alstom S.A.	102,667	3,656
Amundi S.A.(4)	19,295	1,593
Arkema S.A.	19,480	2,748
AXA S.A.	619,547	18,464
BioMerieux	13,166	1,871
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
France – 11.1%continued
BNP Paribas S.A.	359,774	$24,858
Bollore S.A.	283,446	1,586
Bouygues S.A.	74,413	2,666
Bureau Veritas S.A.	93,234	3,095
Capgemini S.E.	51,219	12,510
Carrefour S.A.	201,155	3,687
Cie de Saint-Gobain	161,596	11,367
Cie Generale des Etablissements Michelin S.C.A.	53,994	8,851
CNP Assurances	54,298	1,345
Covivio	16,616	1,366
Credit Agricole S.A.	395,101	5,644
Danone S.A.	208,790	12,969
Dassault Aviation S.A.	7,770	840
Dassault Systemes S.E.	212,419	12,601
Edenred	79,157	3,653
Eiffage S.A.	27,051	2,790
Electricite de France S.A.	156,333	1,837
Engie S.A.	583,680	8,643
EssilorLuxottica S.A.	91,814	19,544
Eurazeo S.E.	12,643	1,105
Eurofins Scientific S.E.	43,317	5,363
Faurecia S.E.	30,396	1,446
Faurecia S.E. (Italian Exchange)	7,318	342
Gecina S.A.	14,807	2,071
Getlink S.E.	141,308	2,344
Hermes International	10,133	17,694
Ipsen S.A.	12,382	1,132
Kering S.A.	23,985	19,245
Klepierre S.A.*	67,877	1,610
La Francaise des Jeux S.A.E.M.(4)	31,362	1,390
Legrand S.A.	85,443	10,000
L'Oreal S.A.	80,280	38,056
LVMH Moet Hennessy Louis Vuitton S.E.	88,852	73,321
Orange S.A.	637,473	6,829
Orpea S.A.	17,005	1,701
Pernod Ricard S.A.	66,989	16,117
Publicis Groupe S.A.	72,118	4,855
Remy Cointreau S.A.	7,200	1,753
Renault S.A.*	61,838	2,147
Safran S.A.	109,147	13,405
Sanofi	363,683	36,541
Sartorius Stedim Biotech	8,821	4,831
Schneider Electric S.E.	173,003	33,917

EQUITY FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
France – 11.1%continued
SEB S.A.	9,089	$1,416
Societe Generale S.A.	258,652	8,882
Sodexo S.A.	28,357	2,486
Suez S.A.	113,059	2,550
Teleperformance	18,767	8,367
Thales S.A.	34,323	2,921
TotalEnergies S.E.	802,655	40,767
Ubisoft Entertainment S.A.*	29,690	1,456
Unibail-Rodamco-Westfield*	26,509	1,848
Unibail-Rodamco-Westfield - CDI*	284,960	989
Valeo	73,835	2,232
Veolia Environnement S.A.	209,173	7,673
Vinci S.A.	171,836	18,207
Vivendi S.E.	247,327	3,346
Wendel S.E.	8,624	1,034
Worldline S.A.(4) *	77,327	4,309
		627,342
Germany – 8.1%
adidas A.G.	60,865	17,554
Allianz S.E. (Registered)	131,930	31,191
Aroundtown S.A.	318,778	1,931
BASF S.E.	293,593	20,650
Bayer A.G. (Registered)	313,815	16,800
Bayerische Motoren Werke A.G.	105,877	10,669
Bechtle A.G.	26,148	1,874
Beiersdorf A.G.	32,304	3,324
Brenntag S.E.	49,053	4,444
Carl Zeiss Meditec A.G. (Bearer)	12,798	2,693
Commerzbank A.G.*	318,657	2,428
Continental A.G.*	34,654	3,669
Covestro A.G.(4)	61,442	3,791
Daimler A.G. (Registered)	273,526	21,004
Daimler Truck Holding A.G.*	140,785	5,176
Delivery Hero S.E.(4) *	51,716	5,774
Deutsche Bank A.G. (Registered)*	659,437	8,277
Deutsche Boerse A.G.	60,639	10,158
Deutsche Lufthansa A.G. (Registered)*	191,032	1,344
Deutsche Post A.G. (Registered)	316,932	20,400
Deutsche Telekom A.G. (Registered)	1,064,969	19,793
E.ON S.E.	716,974	9,945
Evonik Industries A.G.	67,239	2,179
Fresenius Medical Care A.G. & Co. KGaA	65,278	4,229
Fresenius S.E. & Co. KGaA	133,469	5,381
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Germany – 8.1%continued
GEA Group A.G.	49,088	$2,688
Hannover Rueck S.E.	19,640	3,740
HeidelbergCement A.G.	47,149	3,194
HelloFresh S.E.*	52,649	4,050
Henkel A.G. & Co. KGaA	32,668	2,554
Infineon Technologies A.G.	417,176	19,344
KION Group A.G.	23,485	2,580
Knorr-Bremse A.G.	23,688	2,338
LANXESS A.G.	26,687	1,656
LEG Immobilien S.E.	23,354	3,262
Merck KGaA	41,257	10,666
MTU Aero Engines A.G.	17,236	3,504
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	44,767	13,281
Nemetschek S.E.	18,674	2,396
Puma S.E.	33,445	4,095
Rational A.G.	1,633	1,674
RWE A.G.	204,935	8,326
SAP S.E.	334,018	47,705
Scout24 S.E.	27,281	1,913
Siemens A.G. (Registered)	244,706	42,535
Siemens Energy A.G.*	127,153	3,256
Siemens Healthineers A.G.(4)	91,320	6,843
Symrise A.G.	41,075	6,093
Telefonica Deutschland Holding A.G.	332,822	921
Uniper S.E.	28,558	1,358
United Internet A.G. (Registered)	32,068	1,272
Volkswagen A.G.	10,401	3,059
Vonovia S.E.	235,708	13,015
Zalando S.E.(4) *	70,893	5,749
		457,745
Hong Kong – 2.7%
AIA Group Ltd.	3,866,886	38,984
BOC Hong Kong Holdings Ltd.	1,176,108	3,855
Budweiser Brewing Co. APAC Ltd.	560,000	1,469
Chow Tai Fook Jewellery Group Ltd.*	649,000	1,167
CK Asset Holdings Ltd.	635,638	4,008
CK Hutchison Holdings Ltd.	853,138	5,505
CK Infrastructure Holdings Ltd.	217,353	1,384
CLP Holdings Ltd.	522,014	5,272
ESR Cayman Ltd.*	647,200	2,191
Futu Holdings Ltd. ADR*	16,413	711
Galaxy Entertainment Group Ltd.*	688,148	3,566

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Hong Kong – 2.7%continued
Hang Lung Properties Ltd.	644,501	$1,326
Hang Seng Bank Ltd.	247,279	4,527
Henderson Land Development Co. Ltd.	472,929	2,014
HK Electric Investments & HK Electric Investments Ltd.	832,227	817
HKT Trust & HKT Ltd.	1,231,220	1,655
Hong Kong & China Gas Co. Ltd.	3,562,005	5,546
Hong Kong Exchanges & Clearing Ltd.	384,896	22,497
Hongkong Land Holdings Ltd.	384,300	1,997
Jardine Matheson Holdings Ltd.	69,000	3,799
Link REIT	684,178	6,027
Melco Resorts & Entertainment Ltd. ADR*	66,313	675
MTR Corp. Ltd.	506,136	2,717
New World Development Co. Ltd.	495,111	1,960
Power Assets Holdings Ltd.	452,317	2,819
Sino Land Co. Ltd.	1,026,165	1,278
SITC International Holdings Co. Ltd.	445,000	1,611
Sun Hung Kai Properties Ltd.	414,758	5,035
Swire Pacific Ltd., Class A	164,051	933
Swire Properties Ltd.	383,787	962
Techtronic Industries Co. Ltd.	438,833	8,735
WH Group Ltd.(4)	2,597,213	1,629
Wharf Real Estate Investment Co. Ltd.	543,766	2,762
Xinyi Glass Holdings Ltd.	592,000	1,482
		150,915
Ireland – 1.1%
CRH PLC	249,094	13,157
DCC PLC	31,541	2,579
Experian PLC	294,809	14,462
Flutter Entertainment PLC - CDI*	53,219	8,397
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
James Hardie Industries PLC - CDI	141,736	5,705
Kerry Group PLC, Class A	50,771	6,545
Kingspan Group PLC	49,152	5,883
Smurfit Kappa Group PLC	79,316	4,385
		61,113
Israel – 0.7%
Azrieli Group Ltd.	13,578	1,295
Bank Hapoalim B.M.	368,997	3,800
Bank Leumi Le-Israel B.M.	462,165	4,966
Check Point Software Technologies Ltd.*	33,935	3,955
CyberArk Software Ltd.*	12,775	2,214
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Israel – 0.7%continued
Elbit Systems Ltd.	8,533	$1,478
Fiverr International Ltd.*	9,729	1,106
ICL Group Ltd.	227,703	2,187
Inmode Ltd.*	16,433	1,160
Israel Discount Bank Ltd., Class A	370,758	2,490
Kornit Digital Ltd.*	14,628	2,227
Mizrahi Tefahot Bank Ltd.	45,988	1,773
Nice Ltd.*	20,125	6,109
Teva Pharmaceutical Industries Ltd. ADR*	350,448	2,807
Wix.com Ltd.*	17,988	2,838
		40,405
Italy – 2.0%
Amplifon S.p.A.	39,886	2,143
Assicurazioni Generali S.p.A.	354,784	7,488
Atlantia S.p.A.*	158,937	3,157
Davide Campari-Milano N.V.	165,250	2,406
DiaSorin S.p.A.	7,857	1,495
Enel S.p.A.	2,600,545	20,711
Eni S.p.A.	806,871	11,154
Ferrari N.V.	17,250	4,437
Ferrari N.V. (New York Exchange)	23,010	5,955
FinecoBank Banca Fineco S.p.A.	193,623	3,372
Infrastrutture Wireless Italiane S.p.A.(4)	107,705	1,304
Intesa Sanpaolo S.p.A.	5,274,952	13,628
Mediobanca Banca di Credito Finanziario S.p.A.	196,900	2,251
Moncler S.p.A.	65,473	4,732
Nexi S.p.A.(4) *	148,247	2,343
Poste Italiane S.p.A.(4)	168,421	2,210
Prysmian S.p.A.	81,678	3,077
Recordati Industria Chimica e Farmaceutica S.p.A.	33,703	2,159
Snam S.p.A.	648,470	3,898
Telecom Italia S.p.A.	3,300,079	1,623
Tenaris S.A.	148,437	1,549
Terna - Rete Elettrica Nazionale	456,329	3,682
UniCredit S.p.A.	681,045	10,484
		115,258
Japan – 22.1%
Advantest Corp.	63,700	5,981
Aeon Co. Ltd.	208,000	4,899
AGC, Inc.	63,100	3,012
Aisin Corp.	48,000	1,840

EQUITY FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 22.1%continued
Ajinomoto Co., Inc.	148,100	$4,503
ANA Holdings, Inc.*	51,700	1,081
Asahi Group Holdings Ltd.	145,200	5,635
Asahi Intecc Co. Ltd.	69,900	1,497
Asahi Kasei Corp.	396,400	3,726
Astellas Pharma, Inc.	593,500	9,653
Azbil Corp.	40,200	1,831
Bandai Namco Holdings, Inc.	63,500	4,966
Benefit One, Inc.	26,800	1,150
Bridgestone Corp.	182,000	7,831
Brother Industries Ltd.	76,600	1,473
Canon, Inc.	319,100	7,771
Capcom Co. Ltd.	59,300	1,396
Central Japan Railway Co.	45,900	6,124
Chiba Bank (The) Ltd.	172,400	986
Chubu Electric Power Co., Inc.	210,000	2,217
Chugai Pharmaceutical Co. Ltd.	213,665	6,930
Concordia Financial Group Ltd.	352,100	1,280
Cosmos Pharmaceutical Corp.	6,500	955
CyberAgent, Inc.	131,600	2,190
Dai Nippon Printing Co. Ltd.	71,500	1,798
Daifuku Co. Ltd.	33,000	2,697
Dai-ichi Life Holdings, Inc.	320,700	6,479
Daiichi Sankyo Co. Ltd.	560,000	14,240
Daikin Industries Ltd.	79,600	18,058
Daito Trust Construction Co. Ltd.	21,300	2,433
Daiwa House Industry Co. Ltd.	180,200	5,183
Daiwa House REIT Investment Corp.	683	2,069
Daiwa Securities Group, Inc.	453,500	2,558
Denso Corp.	138,100	11,403
Dentsu Group, Inc.	70,518	2,514
Disco Corp.	9,100	2,781
East Japan Railway Co.	96,312	5,923
Eisai Co. Ltd.	75,800	4,304
ENEOS Holdings, Inc.	976,497	3,655
FANUC Corp.	61,200	12,974
Fast Retailing Co. Ltd.	18,600	10,562
Fuji Electric Co. Ltd.	41,500	2,266
FUJIFILM Holdings Corp.	115,100	8,532
Fujitsu Ltd.	62,800	10,760
GLP J-REIT	1,368	2,364
GMO Payment Gateway, Inc.	13,500	1,674
Hakuhodo DY Holdings, Inc.	76,200	1,269
Hamamatsu Photonics K.K.	45,770	2,921
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 22.1%continued
Hankyu Hanshin Holdings, Inc.	70,900	$2,013
Hikari Tsushin, Inc.	6,700	1,032
Hino Motors Ltd.	93,200	768
Hirose Electric Co. Ltd.	10,428	1,753
Hitachi Construction Machinery Co. Ltd.	34,100	986
Hitachi Ltd.	309,400	16,759
Hitachi Metals Ltd.*	69,000	1,278
Honda Motor Co. Ltd.	520,200	14,608
Hoshizaki Corp.	17,700	1,327
Hoya Corp.	118,200	17,526
Hulic Co. Ltd.	122,800	1,166
Ibiden Co. Ltd.	34,500	2,039
Idemitsu Kosan Co. Ltd.	67,288	1,719
Iida Group Holdings Co. Ltd.	46,864	1,087
Inpex Corp.	332,500	2,899
Isuzu Motors Ltd.	184,400	2,294
Ito En Ltd.	17,600	924
ITOCHU Corp.	379,100	11,595
Itochu Techno-Solutions Corp.	31,700	1,020
Japan Airlines Co. Ltd.*	48,500	926
Japan Exchange Group, Inc.	165,900	3,632
Japan Metropolitan Fund Invest	2,211	1,905
Japan Post Bank Co. Ltd.	129,800	1,191
Japan Post Holdings Co. Ltd.*	792,700	6,187
Japan Post Insurance Co. Ltd.	62,600	1,006
Japan Real Estate Investment Corp.	394	2,237
Japan Tobacco, Inc.	382,200	7,706
JFE Holdings, Inc.	160,500	2,047
JSR Corp.	64,200	2,442
Kajima Corp.	147,200	1,691
Kakaku.com, Inc.	43,700	1,166
Kansai Electric Power (The) Co., Inc.	229,900	2,152
Kansai Paint Co. Ltd.	59,000	1,282
Kao Corp.	150,000	7,849
KDDI Corp.	515,300	15,062
Keio Corp.	33,400	1,472
Keisei Electric Railway Co. Ltd.	41,300	1,117
Keyence Corp.	62,156	39,063
Kikkoman Corp.	46,200	3,884
Kintetsu Group Holdings Co. Ltd.*	56,300	1,574
Kirin Holdings Co. Ltd.	259,800	4,166
Kobayashi Pharmaceutical Co. Ltd.	17,400	1,368
Kobe Bussan Co. Ltd.	44,500	1,722

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 22.1%continued
Koei Tecmo Holdings Co. Ltd.	18,720	$736
Koito Manufacturing Co. Ltd.	33,714	1,785
Komatsu Ltd.	278,900	6,532
Konami Holdings Corp.	30,300	1,454
Kose Corp.	10,600	1,203
Kubota Corp.	327,400	7,269
Kurita Water Industries Ltd.	31,500	1,489
Kyocera Corp.	102,000	6,374
Kyowa Kirin Co. Ltd.	88,400	2,410
Lasertec Corp.	24,100	7,326
Lawson, Inc.	17,200	814
Lion Corp.	72,400	967
Lixil Corp.	87,400	2,329
M3, Inc.	140,800	7,092
Makita Corp.	73,100	3,104
Marubeni Corp.	508,400	4,949
Mazda Motor Corp.*	181,600	1,397
McDonald's Holdings Co. Japan Ltd.	25,600	1,133
Medipal Holdings Corp.	58,800	1,102
MEIJI Holdings Co. Ltd.	39,526	2,357
Mercari, Inc.*	33,300	1,697
MINEBEA MITSUMI, Inc.	115,100	3,268
MISUMI Group, Inc.	91,300	3,747
Mitsubishi Chemical Holdings Corp.	417,300	3,091
Mitsubishi Corp.	403,300	12,805
Mitsubishi Electric Corp.	581,600	7,375
Mitsubishi Estate Co. Ltd.	374,200	5,187
Mitsubishi Gas Chemical Co., Inc.	50,600	857
Mitsubishi HC Capital, Inc.	212,800	1,053
Mitsubishi Heavy Industries Ltd.	103,800	2,403
Mitsubishi UFJ Financial Group, Inc.	3,905,195	21,217
Mitsui & Co. Ltd.	498,300	11,799
Mitsui Chemicals, Inc.	59,700	1,604
Mitsui Fudosan Co. Ltd.	291,400	5,772
Miura Co. Ltd.	28,700	988
Mizuho Financial Group, Inc.	769,918	9,793
MonotaRO Co. Ltd.	81,600	1,471
MS&AD Insurance Group Holdings, Inc.	143,543	4,429
Murata Manufacturing Co. Ltd.	183,391	14,560
NEC Corp.	80,000	3,693
Nexon Co. Ltd.	157,400	3,035
NGK Insulators Ltd.	82,000	1,386
Nidec Corp.	142,900	16,798
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 22.1%continued
Nihon M&A Center, Inc.	98,600	$2,411
Nintendo Co. Ltd.	35,800	16,698
Nippon Building Fund, Inc.	469	2,732
Nippon Express Co. Ltd.	24,700	1,484
Nippon Paint Holdings Co. Ltd.	226,000	2,464
Nippon Prologis REIT, Inc.	667	2,358
Nippon Sanso Holdings Corp.	49,700	1,086
Nippon Shinyaku Co. Ltd.	16,000	1,112
Nippon Steel Corp.	272,461	4,456
Nippon Telegraph & Telephone Corp.	410,712	11,230
Nippon Yusen K.K.	51,600	3,930
Nissan Chemical Corp.	38,400	2,230
Nissan Motor Co. Ltd.*	755,800	3,652
Nisshin Seifun Group, Inc.	64,905	934
Nissin Foods Holdings Co. Ltd.	20,500	1,493
Nitori Holdings Co. Ltd.	25,900	3,873
Nitto Denko Corp.	45,100	3,486
Nomura Holdings, Inc.	976,400	4,258
Nomura Real Estate Holdings, Inc.	37,900	872
Nomura Real Estate Master Fund, Inc.	1,329	1,869
Nomura Research Institute Ltd.	107,022	4,558
NTT Data Corp.	200,800	4,305
Obayashi Corp.	209,900	1,624
Obic Co. Ltd.	22,200	4,155
Odakyu Electric Railway Co. Ltd.	95,900	1,781
Oji Holdings Corp.	253,800	1,227
Olympus Corp.	352,800	8,104
Omron Corp.	59,000	5,879
Ono Pharmaceutical Co. Ltd.	120,700	2,992
Open House Group Co. Ltd.	27,500	1,441
Oracle Corp. Japan	12,400	941
Oriental Land Co. Ltd.	63,800	10,751
ORIX Corp.	389,900	7,958
Orix JREIT, Inc.	814	1,272
Osaka Gas Co. Ltd.	117,800	1,951
Otsuka Corp.	36,900	1,761
Otsuka Holdings Co. Ltd.	122,915	4,448
Pan Pacific International Holdings Corp.	134,000	1,846
Panasonic Corp.	704,900	7,753
Persol Holdings Co. Ltd.	57,800	1,679
Pola Orbis Holdings, Inc.	31,300	522
Rakuten Group, Inc.	275,800	2,767
Recruit Holdings Co. Ltd.	433,800	26,296
Renesas Electronics Corp.*	400,400	4,917

EQUITY FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 22.1%continued
Resona Holdings, Inc.	645,910	$2,512
Ricoh Co. Ltd.	217,200	2,022
Rinnai Corp.	11,600	1,043
Rohm Co. Ltd.	28,600	2,588
Ryohin Keikaku Co. Ltd.	82,300	1,255
Santen Pharmaceutical Co. Ltd.	116,100	1,417
SBI Holdings, Inc.	79,560	2,169
SCSK Corp.	51,300	1,021
Secom Co. Ltd.	66,300	4,603
Seiko Epson Corp.	88,000	1,585
Sekisui Chemical Co. Ltd.	116,300	1,943
Sekisui House Ltd.	194,300	4,171
Seven & i Holdings Co. Ltd.	240,300	10,563
SG Holdings Co. Ltd.	104,300	2,442
Sharp Corp.	70,300	806
Shimadzu Corp.	77,300	3,263
Shimano, Inc.	23,600	6,272
Shimizu Corp.	177,800	1,102
Shin-Etsu Chemical Co. Ltd.	113,100	19,588
Shionogi & Co. Ltd.	84,300	5,955
Shiseido Co. Ltd.	127,400	7,105
Shizuoka Bank (The) Ltd.	143,100	1,023
SMC Corp.	18,300	12,346
SoftBank Corp.	917,100	11,597
SoftBank Group Corp.	385,600	18,219
Sohgo Security Services Co. Ltd.	23,200	922
Sompo Holdings, Inc.	100,845	4,260
Sony Group Corp.	403,300	50,981
Square Enix Holdings Co. Ltd.	27,500	1,411
Stanley Electric Co. Ltd.	41,500	1,039
Subaru Corp.	193,900	3,468
SUMCO Corp.	105,700	2,140
Sumitomo Chemical Co. Ltd.	482,800	2,275
Sumitomo Corp.	356,100	5,265
Sumitomo Dainippon Pharma Co. Ltd.	58,700	676
Sumitomo Electric Industries Ltd.	235,700	3,073
Sumitomo Metal Mining Co. Ltd.	77,600	2,935
Sumitomo Mitsui Financial Group, Inc.	416,842	14,248
Sumitomo Mitsui Trust Holdings, Inc.	109,219	3,646
Sumitomo Realty & Development Co. Ltd.	100,600	2,959
Suntory Beverage & Food Ltd.	46,000	1,664
Suzuki Motor Corp.	117,100	4,509
Sysmex Corp.	53,498	7,208
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 22.1%continued
T&D Holdings, Inc.	169,900	$2,174
Taisei Corp.	62,000	1,884
Taisho Pharmaceutical Holdings Co. Ltd.	11,600	534
Takeda Pharmaceutical Co. Ltd.	504,466	13,787
TDK Corp.	123,900	4,837
Terumo Corp.	206,000	8,705
TIS, Inc.	72,000	2,137
Tobu Railway Co. Ltd.	61,500	1,403
Toho Co. Ltd.	36,200	1,550
Tokio Marine Holdings, Inc.	200,400	11,137
Tokyo Century Corp.	12,000	582
Tokyo Electric Power Co. Holdings, Inc.*	497,200	1,287
Tokyo Electron Ltd.	47,800	27,363
Tokyo Gas Co. Ltd.	121,000	2,175
Tokyu Corp.	157,000	2,086
TOPPAN, Inc.	82,700	1,550
Toray Industries, Inc.	451,800	2,678
Toshiba Corp.	130,600	5,371
Tosoh Corp.	82,800	1,228
TOTO Ltd.	46,100	2,120
Toyo Suisan Kaisha Ltd.	28,300	1,197
Toyota Industries Corp.	47,600	3,803
Toyota Motor Corp.	3,391,820	62,613
Toyota Tsusho Corp.	69,000	3,180
Trend Micro, Inc.	43,400	2,401
Tsuruha Holdings, Inc.	12,900	1,237
Unicharm Corp.	128,300	5,576
USS Co. Ltd.	71,500	1,116
Welcia Holdings Co. Ltd.	30,700	957
West Japan Railway Co.	68,600	2,862
Yakult Honsha Co. Ltd.	41,700	2,172
Yamaha Corp.	43,500	2,144
Yamaha Motor Co. Ltd.	94,100	2,257
Yamato Holdings Co. Ltd.	95,100	2,230
Yaskawa Electric Corp.	78,200	3,835
Yokogawa Electric Corp.	75,400	1,360
Z Holdings Corp.	855,200	4,963
ZOZO, Inc.	40,500	1,261
		1,246,431
Jordan – 0.0%
Hikma Pharmaceuticals PLC	56,744	1,702

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Macau – 0.0%
Sands China Ltd.*	789,899	$1,840
Netherlands – 6.3%
ABN AMRO Bank N.V. - C.V.A.	134,814	1,982
Adyen N.V.(4) *	6,322	16,540
Aegon N.V.	568,513	2,833
Akzo Nobel N.V.	59,800	6,583
ArcelorMittal S.A.	214,194	6,890
Argenx S.E.*	14,851	5,249
ASM International N.V.	14,935	6,558
ASML Holding N.V.	132,255	105,457
Euronext N.V.	27,164	2,820
EXOR N.V.	35,317	3,144
Heineken Holding N.V.	36,975	3,414
Heineken N.V.	82,775	9,307
IMCD N.V.	18,127	4,024
ING Groep N.V.	1,247,537	17,384
JDE Peet's N.V.	34,017	1,048
Just Eat Takeaway.com N.V.*	58,452	3,153
Koninklijke Ahold Delhaize N.V.	334,645	11,466
Koninklijke DSM N.V.	55,889	12,549
Koninklijke KPN N.V.	1,101,861	3,422
Koninklijke Philips N.V.	293,086	10,894
NN Group N.V.	86,320	4,665
Prosus N.V.*	298,321	24,884
QIAGEN N.V.*	74,065	4,127
Randstad N.V.	39,292	2,692
Royal Dutch Shell PLC, Class A	1,311,782	28,783
Royal Dutch Shell PLC, Class B	1,178,303	25,864
Stellantis N.V.	418,348	7,855
Stellantis N.V. (New York Exchange)	231,582	4,344
Universal Music Group N.V.	231,388	6,524
Wolters Kluwer N.V.	85,556	10,056
		354,511
New Zealand – 0.3%
Auckland International Airport Ltd.*	390,031	2,058
Fisher & Paykel Healthcare Corp. Ltd.	183,698	4,120
Mercury NZ Ltd.	212,645	891
Meridian Energy Ltd.	421,452	1,402
Ryman Healthcare Ltd.	141,777	1,189
Spark New Zealand Ltd.	561,749	1,740
Xero Ltd.*	42,424	4,345
		15,745
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Norway – 0.6%
Adevinta ASA*	80,750	$1,073
Aker BP ASA	41,374	1,271
DNB Bank ASA	296,680	6,797
Equinor ASA	312,297	8,240
Gjensidige Forsikring ASA	64,749	1,573
Mowi ASA	139,521	3,302
Norsk Hydro ASA	437,026	3,442
Orkla ASA	236,647	2,373
Schibsted ASA, Class A	24,140	933
Schibsted ASA, Class B	31,346	1,049
Telenor ASA	220,635	3,472
Yara International ASA	52,588	2,656
		36,181
Poland – 0.0%
InPost S.A.*	66,407	802
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP - Energias de Portugal S.A.	894,765	4,908
Galp Energia SGPS S.A.	161,165	1,563
Jeronimo Martins SGPS S.A.	93,044	2,129
		8,600
Singapore – 1.2%
Ascendas Real Estate Investment Trust	1,078,192	2,361
CapitaLand Integrated Commercial Trust	1,549,116	2,346
Capitaland Investment Ltd.*	832,062	2,106
City Developments Ltd.	123,700	626
DBS Group Holdings Ltd.	578,605	14,009
Genting Singapore Ltd.	1,882,280	1,083
Keppel Corp. Ltd.	469,550	1,784
Mapletree Commercial Trust	683,900	1,015
Mapletree Logistics Trust	986,187	1,390
Oversea-Chinese Banking Corp. Ltd.	1,082,851	9,167
Sea Ltd. ADR*	43,981	9,839
Singapore Airlines Ltd.*	437,135	1,620
Singapore Exchange Ltd.	260,700	1,800
Singapore Technologies Engineering Ltd.	501,700	1,401
Singapore Telecommunications Ltd.	2,672,425	4,601
United Overseas Bank Ltd.	376,149	7,512
UOL Group Ltd.	151,680	799

EQUITY FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Singapore – 1.2%continued
Venture Corp. Ltd.	89,300	$1,214
Wilmar International Ltd.	620,400	1,907
		66,580
Spain – 2.2%
ACS Actividades de Construccion y Servicios S.A.	79,241	2,125
Aena S.M.E. S.A.*	23,755	3,752
Amadeus IT Group S.A.*	143,858	9,690
Banco Bilbao Vizcaya Argentaria S.A.	2,130,791	12,651
Banco Santander S.A.	5,539,408	18,489
CaixaBank S.A.	1,433,107	3,930
Cellnex Telecom S.A.*	162,433	9,431
EDP Renovaveis S.A.	90,766	2,251
Enagas S.A.	78,155	1,808
Endesa S.A.	100,689	2,321
Ferrovial S.A.	153,502	4,814
Grifols S.A.	95,875	1,834
Iberdrola S.A.	1,832,061	21,469
Industria de Diseno Textil S.A.	348,245	11,286
Naturgy Energy Group S.A.	62,818	2,039
Red Electrica Corp. S.A.	139,594	3,022
Repsol S.A.	462,194	5,486
Siemens Gamesa Renewable Energy S.A.*	76,710	1,819
Telefonica S.A.	1,737,267	7,563
		125,780
Sweden – 3.7%
Alfa Laval AB	100,053	4,003
Assa Abloy AB, Class B	320,341	9,731
Atlas Copco AB, Class A	215,242	14,900
Atlas Copco AB, Class B	124,116	7,245
Boliden AB	89,351	3,464
Electrolux AB, Class B	74,977	1,813
Embracer Group AB*	147,406	1,562
Epiroc AB, Class A	211,472	5,361
Epiroc AB, Class B	122,997	2,608
EQT AB	95,803	5,207
Essity AB, Class B	193,622	6,318
Evolution AB	54,970	7,733
Fastighets AB Balder, Class B*	34,548	2,492
Getinge AB, Class B	72,941	3,168
Hennes & Mauritz AB, Class B	232,444	4,559
Hexagon AB, Class B	628,793	9,899
Husqvarna AB, Class B	134,656	2,144
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Sweden – 3.7%continued
Industrivarden AB, Class A	41,429	$1,315
Industrivarden AB, Class C	52,760	1,650
Investment AB Latour, Class B	47,006	1,917
Investor AB, Class A	160,362	4,204
Investor AB, Class B	580,262	14,511
Kinnevik AB, Class B*	78,846	2,789
L E Lundbergforetagen AB, Class B	24,450	1,366
Lifco AB, Class B	73,323	2,196
Lundin Energy AB	63,367	2,273
Nibe Industrier AB, Class B	455,111	6,824
Sagax AB, Class B	50,393	1,701
Sandvik AB	360,395	10,069
Securitas AB, Class B	99,931	1,374
Sinch AB*	172,843	2,180
Skandinaviska Enskilda Banken AB, Class A	520,412	7,210
Skanska AB, Class B	109,001	2,808
SKF AB, Class B	122,286	2,883
Svenska Cellulosa AB S.C.A., Class B	196,122	3,474
Svenska Handelsbanken AB, Class A	466,196	5,033
Swedbank AB, Class A	289,695	5,818
Swedish Match AB	504,113	4,005
Tele2 AB, Class B	165,085	2,353
Telefonaktiebolaget LM Ericsson, Class B	932,869	10,246
Telia Co. AB	867,579	3,392
Volvo AB, Class A	61,781	1,444
Volvo AB, Class B	459,032	10,583
		205,825
Switzerland – 10.7%
ABB Ltd. (Registered)	525,438	20,020
Adecco Group A.G. (Registered)	49,841	2,548
Alcon, Inc.	159,822	14,081
Bachem Holding A.G., Class B (Registered)	2,080	1,629
Baloise Holding A.G. (Registered)	15,173	2,477
Barry Callebaut A.G. (Registered)	1,150	2,794
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	336	4,640
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	34	4,558
Cie Financiere Richemont S.A., Class A (Registered)	166,996	24,936
Clariant A.G. (Registered)*	67,387	1,406
Coca-Cola HBC A.G. - CDI*	65,989	2,275

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Switzerland – 10.7%continued
Credit Suisse Group A.G. (Registered)	846,291	$8,208
EMS-Chemie Holding A.G. (Registered)	2,225	2,483
Geberit A.G. (Registered)	11,471	9,338
Givaudan S.A. (Registered)	2,956	15,554
Glencore PLC*	3,191,103	16,235
Holcim Ltd.*	53,665	2,732
Holcim Ltd. (OTC US Exchange)*	113,495	5,776
Julius Baer Group Ltd.	70,123	4,686
Kuehne + Nagel International A.G. (Registered)	17,366	5,585
Logitech International S.A. (Registered)	55,224	4,622
Lonza Group A.G. (Registered)	23,781	19,811
Nestle S.A. (Registered)	901,178	125,977
Novartis A.G. (Registered)	700,972	61,557
Partners Group Holding A.G.	7,242	11,939
Roche Holding A.G. (Bearer)	10,317	4,617
Roche Holding A.G. (Genusschein)	224,782	93,180
Schindler Holding A.G. (Participation Certificate)	13,071	3,507
Schindler Holding A.G. (Registered)	6,242	1,667
SGS S.A. (Registered)	1,920	6,396
Sika A.G. (Registered)	45,348	18,824
Sonova Holding A.G. (Registered)	17,489	6,831
STMicroelectronics N.V.	218,036	10,687
Straumann Holding A.G. (Registered)	3,305	6,984
Swatch Group (The) A.G. (Bearer)	9,388	2,860
Swatch Group (The) A.G. (Registered)	16,434	959
Swiss Life Holding A.G. (Registered)	10,075	6,166
Swiss Prime Site A.G. (Registered)	24,041	2,358
Swiss Re A.G.	96,398	9,521
Swisscom A.G. (Registered)	8,344	4,707
Temenos A.G. (Registered)	21,399	2,953
UBS Group A.G. (Registered)	1,124,512	20,183
VAT Group A.G.	8,577	4,241
Vifor Pharma A.G.	15,459	2,768
Zurich Insurance Group A.G.	48,202	21,124
		606,400
United Kingdom – 12.4%
3i Group PLC	310,185	6,069
Abrdn PLC	718,357	2,341
Admiral Group PLC	61,204	2,617
Anglo American PLC	412,817	16,898
Ashtead Group PLC	142,890	11,451
Associated British Foods PLC	115,579	3,135
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United Kingdom – 12.4%continued
AstraZeneca PLC	495,580	$57,748
Auto Trader Group PLC(4)	314,032	3,139
AVEVA Group PLC	38,162	1,751
Aviva PLC	1,250,106	6,942
BAE Systems PLC	1,028,736	7,665
Barclays PLC	5,409,336	13,749
Barratt Developments PLC	326,413	3,297
Berkeley Group Holdings PLC	35,325	2,277
BP PLC	6,437,506	28,639
British American Tobacco PLC	697,516	25,844
British Land (The) Co. PLC	278,430	1,996
BT Group PLC	2,852,331	6,522
Bunzl PLC	107,718	4,201
Burberry Group PLC	128,645	3,152
CNH Industrial N.V.	326,035	6,262
Coca-Cola Europacific Partners PLC	65,521	3,665
Compass Group PLC*	569,300	12,682
Croda International PLC	44,537	6,108
Diageo PLC	746,849	40,713
Entain PLC*	189,643	4,306
Evraz PLC	159,261	1,300
Ferguson PLC	71,071	12,625
GlaxoSmithKline PLC	1,609,860	35,005
Halma PLC	120,889	5,221
Hargreaves Lansdown PLC	116,386	2,136
HSBC Holdings PLC	6,536,381	39,552
Imperial Brands PLC	302,596	6,617
Informa PLC*	476,091	3,315
InterContinental Hotels Group PLC*	57,950	3,730
Intertek Group PLC	51,504	3,917
J Sainsbury PLC	564,406	2,104
JD Sports Fashion PLC	827,955	2,433
Johnson Matthey PLC	63,532	1,765
Kingfisher PLC	676,709	3,094
Land Securities Group PLC	224,023	2,350
Legal & General Group PLC	1,907,621	7,679
Lloyds Banking Group PLC	22,693,547	14,630
London Stock Exchange Group PLC	105,135	9,840
M&G PLC	829,704	2,240
Melrose Industries PLC	1,400,156	3,038
Mondi PLC	157,170	3,873
National Grid PLC	1,157,752	16,705
NatWest Group PLC	1,838,753	5,603
Next PLC	42,858	4,715

EQUITY FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United Kingdom – 12.4%continued
Ocado Group PLC*	155,543	$3,529
Pearson PLC	240,491	1,991
Persimmon PLC	100,994	3,895
Phoenix Group Holdings PLC	206,072	1,818
Prudential PLC	835,962	14,415
Reckitt Benckiser Group PLC	228,471	19,600
RELX PLC (London Exchange)	619,043	20,176
Rentokil Initial PLC	593,122	4,692
Rio Tinto PLC	359,596	23,709
Rolls-Royce Holdings PLC*	2,673,850	4,459
Sage Group (The) PLC	335,876	3,864
Schroders PLC	39,723	1,908
Segro PLC	385,637	7,491
Severn Trent PLC	81,321	3,248
Smith & Nephew PLC	280,522	4,910
Smiths Group PLC	129,721	2,765
Spirax-Sarco Engineering PLC	23,990	5,220
SSE PLC	333,334	7,433
St. James's Place PLC	172,582	3,931
Standard Chartered PLC	839,775	5,076
Taylor Wimpey PLC	1,167,519	2,765
Tesco PLC	2,473,153	9,696
Unilever PLC	830,389	44,488
United Utilities Group PLC	217,224	3,206
Vodafone Group PLC	8,840,105	13,185
Whitbread PLC*	65,956	2,664
WPP PLC	379,404	5,735
		702,525
Total Common Stocks
(Cost $3,445,391)		5,496,274

PREFERRED STOCKS – 0.5% (1)
Germany – 0.5%
Bayerische Motoren Werke A.G., 2.53%(5)	18,241	1,523
FUCHS PETROLUB S.E., 2.46%(5)	23,275	1,058
Henkel A.G. & Co. KGaA, 2.52%(5)	56,474	4,573
Porsche Automobil Holding S.E., 2.45%(5)	49,666	4,713
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.5% (1)continued
Germany – 0.5%continued
Sartorius A.G., 0.13%(5)	8,357	$5,656
Volkswagen A.G., 2.59%(5)	59,257	11,975
		29,498
Total Preferred Stocks
(Cost $17,665)		29,498

INVESTMENT COMPANIES – 1.6%
iShares Core MSCI EAFE ETF	565,400	42,202
iShares MSCI EAFE ETF	255,800	20,126
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	28,372,892	28,373
Total Investment Companies
(Cost $90,656)		90,701

Total Investments – 99.3%
(Cost $3,553,712)		5,616,473
Other Assets less Liabilities – 0.7%		37,504
Net Assets – 100.0%		$5,653,977

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of this restricted illiquid security amounted to approximately $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BGP Holdings PLC	12/2/09	$—

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Hong Kong Dollar	4,434	United States Dollar	569	3/16/22	$—*
BNY Mellon	United States Dollar	12,967	Australian Dollar	18,000	3/16/22	131
Goldman Sachs	United States Dollar	793	Australian Dollar	1,105	3/16/22	11
Goldman Sachs	United States Dollar	248	Danish Krone	1,629	3/16/22	2
Goldman Sachs	United States Dollar	240	Norwegian Krone	2,153	3/16/22	5
Goldman Sachs	United States Dollar	1,388	Swedish Krona	12,582	3/16/22	5
JPMorgan Chase	United States Dollar	4,592	British Pound	3,470	3/16/22	104
JPMorgan Chase	United States Dollar	10,648	Euro	9,409	3/16/22	80
JPMorgan Chase	United States Dollar	1,295	Swiss Franc	1,192	3/16/22	16
UBS	United States Dollar	139	New Zealand Dollar	205	3/16/22	1
Subtotal Appreciation						355
BNP	Australian Dollar	2,600	United States Dollar	1,886	3/16/22	(6)
BNP	Singapore Dollar	1,327	United States Dollar	971	3/16/22	(13)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	Australian Dollar	13,000	United States Dollar	9,405	3/16/22	$(55)
JPMorgan Chase	Euro	1,760	United States Dollar	1,995	3/16/22	(12)
JPMorgan Chase	Japanese Yen	135,000	United States Dollar	1,174	3/16/22	(1)
Toronto-Dominion Bank	United States Dollar	11,044	Japanese Yen	1,251,630	3/16/22	(156)
Subtotal Depreciation						(243)
Total						$112

*	Amount rounds to less than one thousand.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	536	$26,164	Long	3/22	$586
FTSE 100 Index (British Pound)	112	11,103	Long	3/22	136
Hang Seng Index (Hong Kong Dollar)	11	1,654	Long	1/22	24
SPI 200 Index (Australian Dollar)	56	7,483	Long	3/22	69
Topix Index (Japanese Yen)	84	14,547	Long	3/22	381
Total					$1,196
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	32.3%
Japanese Yen	22.0
British Pound	14.3
Swiss Franc	10.2
Australian Dollar	6.8
All other currencies less than 5%	13.7
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%

EQUITY FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Germany	$5,176	$452,569	$—	$457,745
Hong Kong	1,386	149,529	—	150,915
Israel	16,307	24,098	—	40,405
Italy	5,955	109,303	—	115,258
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Netherlands	$4,344	$350,167	$—	$354,511
Singapore	9,839	56,741	—	66,580
United Kingdom	3,665	698,860	—	702,525
All Other Countries(1)	—	3,608,335	—	3,608,335
Total Common Stocks	46,672	5,449,602	—	5,496,274
Preferred Stocks	—	29,498	—	29,498
Investment Companies	90,701	—	—	90,701
Total Investments	$137,373	$5,479,100	$—	$5,616,473
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$355	$—	$355
Futures Contracts	1,196	—	—	1,196
Liabilities
Forward Foreign Currency Exchange Contracts	—	(243)	—	(243)
Total Other Financial Instruments	$1,196	$112	$—	$1,308

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,333	$398,609	$386,569	$3	$28,373	28,372,892
NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.6%
Aerospace & Defense – 1.6%
General Dynamics Corp. (New York Exchange)	10,458	$2,180
Huntington Ingalls Industries, Inc.	3,200	598
Lockheed Martin Corp.	6,043	2,148
Northrop Grumman Corp.	269	104
		5,030
Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	9,871	1,326
United Parcel Service, Inc., Class B	14,380	3,082
		4,408
Automobiles – 1.7%
Ford Motor Co.	48,582	1,009
Harley-Davidson, Inc.	1,253	47
Tesla, Inc.*	3,880	4,101
		5,157
Banks – 3.6%
Bank of America Corp.	62,752	2,792
Citigroup, Inc.	40,364	2,437
JPMorgan Chase & Co.	12,179	1,928
U.S. Bancorp	7,191	404
Wells Fargo & Co.	69,021	3,312
		10,873
Beverages – 0.7%
Coca-Cola (The) Co.	32,483	1,923
PepsiCo, Inc.	371	65
		1,988
Biotechnology – 1.4%
Amgen, Inc.	12,975	2,919
Gilead Sciences, Inc.	1,900	138
Moderna, Inc.*	593	151
Regeneron Pharmaceuticals, Inc.*	1,127	712
Vertex Pharmaceuticals, Inc.*	1,655	363
		4,283
Building Products – 0.1%
A.O. Smith Corp.	4,229	363
Capital Markets – 2.4%
Affiliated Managers Group, Inc.	3,328	548
Bank of New York Mellon (The) Corp.	38,311	2,225
Goldman Sachs Group (The), Inc.	7,208	2,757
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Capital Markets – 2.4%continued
Invesco Ltd.	9,681	$223
Jefferies Financial Group, Inc.	44,375	1,722
		7,475
Chemicals – 1.5%
Celanese Corp.	3,452	580
Dow, Inc.	36,441	2,067
DuPont de Nemours, Inc.	21,111	1,705
Westlake Chemical Corp.	2,923	284
		4,636
Communications Equipment – 1.3%
Cisco Systems, Inc.	63,655	4,034
Consumer Finance – 1.0%
Capital One Financial Corp.	12,066	1,751
SLM Corp.	58,536	1,151
		2,902
Containers & Packaging – 0.1%
International Paper Co.	5,288	248
Diversified Financial Services – 1.6%
Berkshire Hathaway, Inc., Class B*	10,302	3,080
Voya Financial, Inc.	27,356	1,814
		4,894
Diversified Telecommunication Services – 0.7%
Verizon Communications, Inc.	40,498	2,104
Electric Utilities – 1.1%
Edison International	973	66
Entergy Corp.	193	22
Exelon Corp.	32,657	1,886
FirstEnergy Corp.	22,771	947
NRG Energy, Inc.	11,906	513
		3,434
Electrical Equipment – 0.5%
Acuity Brands, Inc.	4,038	855
Emerson Electric Co.	8,310	772
		1,627
Electronic Equipment, Instruments & Components – 0.9%
Arrow Electronics, Inc.*	11,603	1,558
CDW Corp.	4,498	921
Zebra Technologies Corp., Class A*	398	237
		2,716
Entertainment – 1.0%
Activision Blizzard, Inc.	6,127	408

EQUITY FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Entertainment – 1.0%continued
Electronic Arts, Inc.	4,898	$646
Liberty Media Corp.-Liberty Formula One, Class C*	2,643	167
Netflix, Inc.*	2,011	1,212
Walt Disney (The) Co.*	3,425	530
World Wrestling Entertainment, Inc., Class A	4,109	203
		3,166
Equity Real Estate Investment Trusts – 2.1%
Equity Residential	1,527	138
Iron Mountain, Inc.	44,176	2,312
Lamar Advertising Co., Class A	15,283	1,854
Weyerhaeuser Co.	53,803	2,215
		6,519
Food & Staples Retailing – 1.0%
Albertsons Cos., Inc., Class A	2,068	62
Kroger (The) Co.	20,301	919
Walmart, Inc.	15,057	2,179
		3,160
Food Products – 1.4%
Hershey (The) Co.	11,160	2,159
Tyson Foods, Inc., Class A	25,123	2,190
		4,349
Health Care Equipment & Supplies – 3.1%
Abbott Laboratories	27,109	3,816
Danaher Corp.	183	60
Envista Holdings Corp.*	7,374	332
IDEXX Laboratories, Inc.*	3,311	2,180
Medtronic PLC	19,856	2,054
ResMed, Inc.	4,350	1,133
		9,575
Health Care Providers & Services – 3.3%
Laboratory Corp. of America Holdings*	7,273	2,285
McKesson Corp.	2,498	621
Quest Diagnostics, Inc.	7,976	1,380
UnitedHealth Group, Inc.	11,406	5,728
		10,014
Hotels, Restaurants & Leisure – 1.4%
Domino's Pizza, Inc.	2,692	1,519
McDonald's Corp.	4,439	1,190
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Hotels, Restaurants & Leisure – 1.4%continued
Starbucks Corp.	7,265	$850
Yum! Brands, Inc.	4,540	630
		4,189
Household Durables – 0.4%
Newell Brands, Inc.	1,146	25
NVR, Inc.*	95	561
Whirlpool Corp.	3,205	752
		1,338
Household Products – 0.9%
Colgate-Palmolive Co.	12,271	1,047
Procter & Gamble (The) Co.	10,470	1,713
		2,760
Independent Power & Renewable Electricity Producers – 0.5%
AES (The) Corp.	65,997	1,604
Industrial Conglomerates – 0.8%
3M Co.	14,554	2,585
Insurance – 1.9%
Aflac, Inc.	37,588	2,195
Assured Guaranty Ltd.	26,154	1,313
Globe Life, Inc.	1,908	179
MetLife, Inc.	33,052	2,065
Prudential Financial, Inc.	1,512	164
		5,916
Interactive Media & Services – 7.1%
Alphabet, Inc., Class A*	5,058	14,653
Meta Platforms, Inc., Class A*	21,154	7,115
		21,768
Internet & Direct Marketing Retail – 3.7%
Amazon.com, Inc.*	3,039	10,133
eBay, Inc.	18,961	1,261
		11,394
IT Services – 4.2%
Accenture PLC, Class A	10,293	4,267
Automatic Data Processing, Inc.	2,914	719
Cognizant Technology Solutions Corp., Class A	6,097	541
Gartner, Inc.*	2,133	713
International Business Machines Corp.	16,785	2,243
Kyndryl Holdings, Inc.*	3,398	62
Mastercard, Inc., Class A	2,665	958
Paychex, Inc.	11,190	1,527

NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
IT Services – 4.2%continued
PayPal Holdings, Inc.*	1,867	$352
Visa, Inc., Class A	6,130	1,328
		12,710
Leisure Products – 0.2%
Polaris, Inc.	5,341	587
Life Sciences Tools & Services – 1.5%
Mettler-Toledo International, Inc.*	527	894
Thermo Fisher Scientific, Inc.	3,024	2,018
Waters Corp.*	4,618	1,721
		4,633
Machinery – 1.6%
Crane Co.	6,011	611
Cummins, Inc.	8,802	1,920
Fortive Corp.	3,416	261
Parker-Hannifin Corp.	535	170
Snap-on, Inc.	8,801	1,896
		4,858
Media – 1.7%
Comcast Corp., Class A	9,116	459
Fox Corp., Class A	36,940	1,363
Interpublic Group of (The) Cos., Inc.	29,294	1,097
Nexstar Media Group, Inc., Class A	2,367	357
Omnicom Group, Inc.	25,447	1,865
		5,141
Metals & Mining – 0.7%
Newmont Corp.	7,120	441
Nucor Corp.	2,101	240
Reliance Steel & Aluminum Co.	8,556	1,388
		2,069
Multiline Retail – 0.9%
Kohl's Corp.	5,518	272
Target Corp.	10,900	2,523
		2,795
Multi-Utilities – 0.8%
Ameren Corp.	15,453	1,376
Public Service Enterprise Group, Inc.	16,326	1,089
		2,465
Oil, Gas & Consumable Fuels – 2.6%
Chevron Corp.	5,109	600
Continental Resources, Inc.	21,080	944
EOG Resources, Inc.	14,675	1,304
Exxon Mobil Corp.	4,535	277
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Oil, Gas & Consumable Fuels – 2.6%continued
Kinder Morgan, Inc.	115,836	$1,837
Marathon Oil Corp.	100,824	1,655
Marathon Petroleum Corp.	8,262	529
Targa Resources Corp.	14,690	767
		7,913
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	7,011	549
Personal Products – 0.4%
Herbalife Nutrition Ltd.*	28,331	1,160
Pharmaceuticals – 4.3%
Eli Lilly & Co.	10,535	2,910
Johnson & Johnson	31,124	5,324
Pfizer, Inc.	85,087	5,025
		13,259
Professional Services – 0.6%
Robert Half International, Inc.	16,475	1,837
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	14,015	1,521
Road & Rail – 1.0%
Landstar System, Inc.	9,817	1,757
Ryder System, Inc.	14,418	1,189
		2,946
Semiconductors & Semiconductor Equipment – 6.4%
Applied Materials, Inc.	18,373	2,891
Broadcom, Inc.	5,784	3,849
Intel Corp.	50,509	2,601
KLA Corp.	6,671	2,869
Lam Research Corp.	86	62
Microchip Technology, Inc.	12,265	1,068
NVIDIA Corp.	10,205	3,001
QUALCOMM, Inc.	1,517	277
Texas Instruments, Inc.	16,265	3,066
		19,684
Software – 8.8%
Adobe, Inc. (NASDAQ Exchange)*	3,754	2,129
Microsoft Corp.	62,997	21,187
NortonLifeLock, Inc.	16,701	434
Oracle Corp.	31,292	2,729
salesforce.com, Inc.*	807	205
VMware, Inc., Class A	2,929	339
		27,023

EQUITY FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Specialty Retail – 3.1%
AutoNation, Inc.*	3,596	$420
AutoZone, Inc.*	1,235	2,589
Bath & Body Works, Inc.	10,187	711
Dick's Sporting Goods, Inc.	6,380	734
Home Depot (The), Inc.	7,841	3,254
O'Reilly Automotive, Inc.*	834	589
Williams-Sonoma, Inc.	7,727	1,307
		9,604
Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	131,285	23,312
Dell Technologies, Inc., Class C*	6,651	374
HP, Inc.	16,169	609
		24,295
Textiles, Apparel & Luxury Goods – 0.5%
Tapestry, Inc.	37,690	1,530
Tobacco – 1.3%
Altria Group, Inc.	22,479	1,065
Philip Morris International, Inc.	29,712	2,823
		3,888
Trading Companies & Distributors – 0.2%
W.W. Grainger, Inc.	1,002	519
Total Common Stocks
(Cost $181,223)		305,495

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	937,558	938
Total Investment Companies
(Cost $938)		938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.04%, 1/27/22(3) (4)	$215	$215
	Total Short-Term Investments
	(Cost $215)	215

	Total Investments – 100.0%
	(Cost $182,376)	306,648
	Other Assets less Liabilities – 0.0%	96
	NET ASSETS – 100.0%	$306,744

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	4	$952	Long	3/22	$26
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.6%
Investment Companies	0.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued	December 31, 2021 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$305,495	$—	$—	$305,495
Investment Companies	938	—	—	938
Short-Term Investments	—	215	—	215
Total Investments	$306,433	$215	$—	$306,648
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$26	$—	$—	$26

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,148	$21,750	$21,960	$—*	$938	937,558

*	Amount rounds to less than one thousand.
EQUITY FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LARGE CAP VALUE FUND	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0%
Aerospace & Defense – 1.2%
Northrop Grumman Corp.	2,184	$845
Auto Components – 0.5%
Gentex Corp.	9,076	316
Banks – 9.5%
Bank of America Corp.	38,878	1,730
Bank of Hawaii Corp.	4,075	341
Citigroup, Inc.	14,818	895
Cullen/Frost Bankers, Inc.	2,908	367
Fifth Third Bancorp	659	29
First Hawaiian, Inc.	7,221	197
JPMorgan Chase & Co.	9,073	1,437
PNC Financial Services Group (The), Inc.	850	170
Prosperity Bancshares, Inc.	5,042	365
U.S. Bancorp	15,049	845
Wells Fargo & Co.	6,472	310
		6,686
Biotechnology – 1.1%
Biogen, Inc.*	1,182	284
Gilead Sciences, Inc.	6,752	490
		774
Building Products – 1.5%
A.O. Smith Corp.	5,448	468
Carlisle Cos., Inc.	1,668	414
Johnson Controls International PLC	2,241	182
		1,064
Capital Markets – 3.4%
Bank of New York Mellon (The) Corp.	12,601	732
Goldman Sachs Group (The), Inc.	2,230	853
Invesco Ltd.	6,698	154
Jefferies Financial Group, Inc.	9,331	362
State Street Corp.	3,041	283
		2,384
Chemicals – 2.6%
Dow, Inc.	11,057	627
DuPont de Nemours, Inc.	8,345	674
Eastman Chemical Co.	2,969	359
LyondellBasell Industries N.V., Class A	44	4
Olin Corp.	3,225	186
		1,850
Communications Equipment – 1.5%
Cisco Systems, Inc.	16,701	1,058
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Consumer Finance – 2.2%
Capital One Financial Corp.	5,287	$767
Santander Consumer U.S.A. Holdings, Inc.	8,953	376
Synchrony Financial	7,882	366
		1,509
Containers & Packaging – 0.4%
International Paper Co.	6,417	302
Distributors – 0.6%
Genuine Parts Co.	2,975	417
Diversified Consumer Services – 0.3%
Terminix Global Holdings, Inc.*	4,149	188
Diversified Financial Services – 1.1%
Berkshire Hathaway, Inc., Class B*	2,652	793
Electric Utilities – 2.4%
Duke Energy Corp.	1,411	148
Evergy, Inc.	5,828	400
Exelon Corp.	9,651	558
Pinnacle West Capital Corp.	2,201	155
PPL Corp.	13,783	414
		1,675
Electrical Equipment – 1.1%
Acuity Brands, Inc.	1,227	260
Emerson Electric Co.	1,320	123
Hubbell, Inc.	1,049	218
Regal Rexnord Corp.	869	148
		749
Electronic Equipment, Instruments & Components – 0.4%
Trimble, Inc.*	65	6
Zebra Technologies Corp., Class A*	471	280
		286
Entertainment – 2.2%
Activision Blizzard, Inc.	11,019	733
Electronic Arts, Inc.	650	86
Walt Disney (The) Co.*	4,806	744
		1,563
Equity Real Estate Investment Trusts – 4.4%
AvalonBay Communities, Inc.	2,221	561
Brixmor Property Group, Inc.	618	16
Cousins Properties, Inc.	4,573	184
Equity Residential	5,871	531
Healthpeak Properties, Inc.	11,176	403
Kilroy Realty Corp.	4,813	320

NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Equity Real Estate Investment Trusts – 4.4%continued
Kimco Realty Corp.	9,303	$229
SL Green Realty Corp.	4,608	330
Ventas, Inc.	91	5
Weyerhaeuser Co.	11,935	492
		3,071
Food & Staples Retailing – 2.3%
Kroger (The) Co.	6,399	289
Walmart, Inc.	9,073	1,313
		1,602
Food Products – 2.8%
Campbell Soup Co.	8,210	357
Flowers Foods, Inc.	14,350	394
General Mills, Inc.	4,863	328
J.M. Smucker (The) Co.	3,038	412
Kraft Heinz (The) Co.	6,539	235
Tyson Foods, Inc., Class A	2,694	235
		1,961
Health Care Equipment & Supplies – 3.4%
Abbott Laboratories	7,947	1,118
Baxter International, Inc.	1,766	151
Becton Dickinson and Co.	1,458	367
Danaher Corp.	924	304
Medtronic PLC	1,805	187
Quidel Corp.*	1,695	229
		2,356
Health Care Providers & Services – 3.6%
CVS Health Corp.	396	41
Laboratory Corp. of America Holdings*	1,536	483
UnitedHealth Group, Inc.	4,049	2,033
		2,557
Health Care Technology – 0.7%
Cerner Corp.	5,354	497
Hotels, Restaurants & Leisure – 2.3%
Domino's Pizza, Inc.	696	393
McDonald's Corp.	1,573	422
Starbucks Corp.	2,822	330
Yum! Brands, Inc.	3,436	477
		1,622
Household Durables – 0.8%
Lennar Corp., Class A	268	31
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Household Durables – 0.8%continued
NVR, Inc.*	67	$396
Whirlpool Corp.	530	124
		551
Household Products – 1.0%
Procter & Gamble (The) Co.	4,400	720
Independent Power & Renewable Electricity Producers – 0.6%
Vistra Corp.	19,855	452
Insurance – 3.9%
Aflac, Inc.	10,559	617
Alleghany Corp.*	392	262
Allstate (The) Corp.	446	52
American International Group, Inc.	1,562	89
Assured Guaranty Ltd.	6,142	308
Brighthouse Financial, Inc.*	473	25
Loews Corp.	6,770	391
MetLife, Inc.	11,560	722
Prudential Financial, Inc.	2,581	279
		2,745
Interactive Media & Services – 0.4%
Alphabet, Inc., Class A*	89	258
Internet & Direct Marketing Retail – 0.1%
Qurate Retail, Inc., Class A	4,564	35
IT Services – 4.8%
Accenture PLC, Class A	1,987	824
Cognizant Technology Solutions Corp., Class A	5,269	467
Genpact Ltd.	5,524	293
International Business Machines Corp.	5,178	692
Jack Henry & Associates, Inc.	2,052	343
Kyndryl Holdings, Inc.*	1,063	19
Paychex, Inc.	3,059	418
Visa, Inc., Class A	1,390	301
		3,357
Leisure Products – 0.0%
Polaris, Inc.	38	4
Life Sciences Tools & Services – 2.4%
IQVIA Holdings, Inc.*	667	188
PerkinElmer, Inc.	301	61
Thermo Fisher Scientific, Inc.	2,196	1,465
		1,714
Machinery – 3.7%
AGCO Corp.	1,306	151

EQUITY FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Machinery – 3.7%continued
Crane Co.	2,713	$276
Cummins, Inc.	2,286	499
Fortive Corp.	5,436	415
Parker-Hannifin Corp.	1,709	544
Snap-on, Inc.	1,671	360
Stanley Black & Decker, Inc.	171	32
Woodward, Inc.	2,841	311
		2,588
Media – 3.5%
Comcast Corp., Class A	22,130	1,114
Discovery, Inc., Class A*	6,519	153
Fox Corp., Class A	2,384	88
Interpublic Group of (The) Cos., Inc.	9,530	357
New York Times (The) Co., Class A	6,796	328
Nexstar Media Group, Inc., Class A	2,154	325
Omnicom Group, Inc.	1,537	113
		2,478
Metals & Mining – 1.6%
Freeport-McMoRan, Inc.	9,403	392
Newmont Corp.	11,703	726
		1,118
Multiline Retail – 1.2%
Target Corp.	3,542	820
Multi-Utilities – 1.1%
Public Service Enterprise Group, Inc.	6,911	461
Sempra Energy	2,531	335
		796
Oil, Gas & Consumable Fuels – 3.8%
Chevron Corp.	2,969	348
Continental Resources, Inc.	7,467	334
EOG Resources, Inc.	6,316	561
Exxon Mobil Corp.	13,610	833
Marathon Petroleum Corp.	5,079	325
Occidental Petroleum Corp.	9,989	290
		2,691
Paper & Forest Products – 0.0%
Sylvamo Corp.*	599	17
Pharmaceuticals – 7.6%
Bristol-Myers Squibb Co.	16,037	1,000
Johnson & Johnson	12,320	2,107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%continued
Pharmaceuticals – 7.6%continued
Merck & Co., Inc.	3,876	$297
Pfizer, Inc.	32,442	1,916
		5,320
Professional Services – 1.0%
ManpowerGroup, Inc.	1,491	145
Nielsen Holdings PLC	17,463	358
Science Applications International Corp.	2,062	173
		676
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.*	1,451	391
Road & Rail – 1.7%
Norfolk Southern Corp.	2,248	669
Ryder System, Inc.	4,082	336
Schneider National, Inc., Class B	7,119	192
		1,197
Semiconductors & Semiconductor Equipment – 4.4%
Analog Devices, Inc.	4,637	815
Applied Materials, Inc.	798	125
Broadcom, Inc.	637	424
Intel Corp.	15,960	822
Lam Research Corp.	108	78
Microchip Technology, Inc.	1,513	132
NXP Semiconductors N.V.	289	66
Qorvo, Inc.*	185	29
Skyworks Solutions, Inc.	928	144
Teradyne, Inc.	2,416	395
Xilinx, Inc.	403	85
		3,115
Software – 0.1%
CDK Global, Inc.	2,141	89
Specialty Retail – 0.5%
Best Buy Co., Inc.	2,714	276
Dick's Sporting Goods, Inc.	346	40
		316
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	632	232
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Inc., Class A	3,680	309
Total Common Stocks
(Cost $56,681)		68,114

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	1,991,998	$1,992
Total Investment Companies
(Cost $1,992)		1,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.04%, 1/27/22(3) (4)	$150	$150
	Total Short-Term Investments
	(Cost $150)	150

	Total Investments – 100.0%
	(Cost $58,823)	70,256
	Liabilities less Other Assets – (0.0%)	(8)
	NET ASSETS – 100.0%	$70,248

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$1,903	Long	3/22	$32
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	97.0%
Investment Companies	2.8%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$68,114	$—	$—	$68,114
Investment Companies	1,992	—	—	1,992
Short-Term Investments	—	150	—	150
Total Investments	$70,106	$150	$—	$70,256
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$—	$—	$32

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$377	$7,140	$5,525	$—*	$1,992	1,991,998

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 0.9%
Axon Enterprise, Inc.*	67,808	$10,646
Curtiss-Wright Corp.	40,527	5,620
Hexcel Corp.*	86,613	4,486
Mercury Systems, Inc.*	58,372	3,214
		23,966
Air Freight & Logistics – 0.7%
GXO Logistics, Inc.*	101,784	9,245
XPO Logistics, Inc.*	101,832	7,885
		17,130
Airlines – 0.2%
JetBlue Airways Corp.*	327,998	4,671
Auto Components – 1.7%
Adient PLC*	97,243	4,656
Dana, Inc.	148,810	3,396
Fox Factory Holding Corp.*	43,466	7,394
Gentex Corp.	244,124	8,508
Goodyear Tire & Rubber (The) Co.*	290,078	6,184
Lear Corp.	61,538	11,258
Visteon Corp.*	28,854	3,207
		44,603
Automobiles – 0.5%
Harley-Davidson, Inc.	158,854	5,987
Thor Industries, Inc.	57,333	5,950
		11,937
Banks – 6.2%
Associated Banc-Corp	154,389	3,488
Bank of Hawaii Corp.	41,670	3,490
Bank OZK	124,765	5,805
Cadence Bank	202,288	6,026
Cathay General Bancorp	79,871	3,434
CIT Group, Inc.	102,374	5,256
Commerce Bancshares, Inc.	114,577	7,876
Cullen/Frost Bankers, Inc.	58,530	7,379
East West Bancorp, Inc.	146,484	11,525
First Financial Bankshares, Inc.	132,369	6,730
First Horizon Corp.	558,224	9,116
FNB Corp.	328,504	3,985
Fulton Financial Corp.	167,187	2,842
Glacier Bancorp, Inc.	111,982	6,349
Hancock Whitney Corp.	89,589	4,481
Home BancShares, Inc.	155,515	3,787
International Bancshares Corp.	55,326	2,345
PacWest Bancorp	121,058	5,468
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 6.2%continued
Pinnacle Financial Partners, Inc.	78,602	$7,506
Prosperity Bancshares, Inc.	95,132	6,878
Sterling Bancorp	198,809	5,127
Synovus Financial Corp.	150,172	7,189
Texas Capital Bancshares, Inc.*	52,128	3,141
UMB Financial Corp.	44,431	4,715
Umpqua Holdings Corp.	223,577	4,302
United Bankshares, Inc.	140,754	5,106
Valley National Bancorp	420,130	5,777
Webster Financial Corp.	93,482	5,220
Wintrust Financial Corp.	58,832	5,343
		159,686
Beverages – 0.2%
Boston Beer (The) Co., Inc., Class A*	9,689	4,894
Biotechnology – 1.4%
Arrowhead Pharmaceuticals, Inc.*	107,626	7,136
Exelixis, Inc.*	326,592	5,970
Halozyme Therapeutics, Inc.*	145,328	5,844
Neurocrine Biosciences, Inc.*	97,927	8,340
United Therapeutics Corp.*	46,489	10,045
		37,335
Building Products – 2.8%
Builders FirstSource, Inc.*	197,701	16,945
Carlisle Cos., Inc.	53,978	13,393
Lennox International, Inc.	34,749	11,271
Owens Corning	103,734	9,388
Simpson Manufacturing Co., Inc.	44,831	6,235
Trex Co., Inc.*	118,842	16,047
		73,279
Capital Markets – 2.0%
Affiliated Managers Group, Inc.	41,983	6,907
Evercore, Inc., Class A	40,289	5,473
Federated Hermes, Inc.	100,426	3,774
Interactive Brokers Group, Inc., Class A	90,222	7,166
Janus Henderson Group PLC	176,116	7,386
Jefferies Financial Group, Inc.	202,836	7,870
SEI Investments Co.	109,407	6,667
Stifel Financial Corp.	107,501	7,570
		52,813
Chemicals – 2.7%
Ashland Global Holdings, Inc.	58,301	6,277
Avient Corp.	94,443	5,284
Cabot Corp.	58,430	3,284

EQUITY FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Chemicals – 2.7%continued
Chemours (The) Co.	168,223	$5,646
Ingevity Corp.*	40,646	2,914
Minerals Technologies, Inc.	34,537	2,526
NewMarket Corp.	7,176	2,459
Olin Corp.	148,085	8,518
RPM International, Inc.	133,904	13,524
Scotts Miracle-Gro (The) Co.	42,053	6,771
Sensient Technologies Corp.	43,370	4,340
Valvoline, Inc.	186,622	6,959
		68,502
Commercial Services & Supplies – 1.5%
Brink's (The) Co.	50,832	3,333
Clean Harbors, Inc.*	51,676	5,156
IAA, Inc.*	139,206	7,047
MillerKnoll Inc	78,041	3,058
MSA Safety, Inc.	37,640	5,682
Stericycle, Inc.*	94,818	5,655
Tetra Tech, Inc.	55,822	9,478
		39,409
Communications Equipment – 0.9%
Ciena Corp.*	159,906	12,308
Lumentum Holdings, Inc.*	74,616	7,892
Viasat, Inc.*	75,707	3,372
		23,572
Construction & Engineering – 1.4%
AECOM*	148,698	11,502
Dycom Industries, Inc.*	31,333	2,938
EMCOR Group, Inc.	55,094	7,018
Fluor Corp.*	145,941	3,615
MasTec, Inc.*	59,059	5,450
Valmont Industries, Inc.	21,909	5,488
		36,011
Construction Materials – 0.3%
Eagle Materials, Inc.	41,968	6,986
Consumer Finance – 0.6%
FirstCash Holdings, Inc.	41,621	3,114
Navient Corp.	166,233	3,527
PROG Holdings, Inc.*	58,902	2,657
SLM Corp.	302,647	5,953
		15,251
Containers & Packaging – 0.8%
AptarGroup, Inc.	67,951	8,323
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Containers & Packaging – 0.8%continued
Greif, Inc., Class A	27,318	$1,649
Silgan Holdings, Inc.	86,629	3,711
Sonoco Products Co.	101,457	5,873
		19,556
Diversified Consumer Services – 0.9%
Graham Holdings Co., Class B	4,108	2,588
Grand Canyon Education, Inc.*	41,326	3,542
H&R Block, Inc.	181,205	4,269
Service Corp. International	170,251	12,086
		22,485
Diversified Financial Services – 0.3%
Voya Financial, Inc.	114,575	7,597
Diversified Telecommunication Services – 0.2%
Iridium Communications, Inc.*	136,439	5,634
Electric Utilities – 1.0%
ALLETE, Inc.	54,190	3,595
Hawaiian Electric Industries, Inc.	112,833	4,683
IDACORP, Inc.	52,144	5,908
OGE Energy Corp.	206,692	7,933
PNM Resources, Inc.	88,573	4,040
		26,159
Electrical Equipment – 2.0%
Acuity Brands, Inc.	36,053	7,633
EnerSys	43,187	3,415
Hubbell, Inc.	56,164	11,697
nVent Electric PLC	173,622	6,598
Regal Rexnord Corp	69,944	11,903
Sunrun, Inc.*	213,695	7,330
Vicor Corp.*	22,258	2,826
		51,402
Electronic Equipment, Instruments & Components – 3.2%
Arrow Electronics, Inc.*	71,836	9,645
Avnet, Inc.	102,332	4,219
Belden, Inc.	46,350	3,047
Cognex Corp.	182,475	14,189
Coherent, Inc.*	25,325	6,750
II-VI, Inc.*	109,559	7,486
Jabil, Inc.	147,944	10,408
Littelfuse, Inc.	25,424	8,001
National Instruments Corp.	136,044	5,941
TD SYNNEX Corp.	42,743	4,888

NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Electronic Equipment, Instruments & Components – 3.2%continued
Vishay Intertechnology, Inc.	137,815	$3,014
Vontier Corp.	174,534	5,364
		82,952
Energy Equipment & Services – 0.4%
ChampionX Corp.*	208,592	4,216
NOV, Inc.	403,648	5,469
		9,685
Entertainment – 0.1%
World Wrestling Entertainment, Inc., Class A	46,099	2,275
Equity Real Estate Investment Trusts – 9.7%
American Campus Communities, Inc.	143,623	8,228
Apartment Income REIT Corp.	162,134	8,864
Brixmor Property Group, Inc.	306,569	7,790
Camden Property Trust	105,509	18,852
Corporate Office Properties Trust	115,667	3,235
Cousins Properties, Inc.	153,486	6,183
CyrusOne, Inc.	131,030	11,756
Douglas Emmett, Inc.	181,184	6,070
EastGroup Properties, Inc.	42,003	9,570
EPR Properties	77,127	3,663
First Industrial Realty Trust, Inc.	134,487	8,903
Healthcare Realty Trust, Inc.	152,348	4,820
Highwoods Properties, Inc.	107,743	4,804
Hudson Pacific Properties, Inc.	157,288	3,887
JBG SMITH Properties	117,652	3,378
Kilroy Realty Corp.	108,218	7,192
Kite Realty Group Trust	226,051	4,923
Lamar Advertising Co., Class A	89,622	10,871
Life Storage, Inc.	84,675	12,971
Macerich (The) Co.	219,743	3,797
Medical Properties Trust, Inc.	615,628	14,547
National Retail Properties, Inc.	181,256	8,713
National Storage Affiliates Trust	84,621	5,856
Omega Healthcare Investors, Inc.	246,635	7,298
Park Hotels & Resorts, Inc.*	244,019	4,607
Pebblebrook Hotel Trust	135,454	3,030
Physicians Realty Trust	227,252	4,279
PotlatchDeltic Corp.	69,253	4,171
PS Business Parks, Inc.	20,748	3,821
Rayonier, Inc.	147,789	5,965
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Rexford Industrial Realty, Inc.	156,409	12,686
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Equity Real Estate Investment Trusts – 9.7%continued
Sabra Health Care REIT, Inc.	237,336	$3,214
SL Green Realty Corp.	69,113	4,955
Spirit Realty Capital, Inc.	127,247	6,132
STORE Capital Corp.	253,310	8,714
Urban Edge Properties	114,504	2,176
		249,921
Food & Staples Retailing – 1.2%
BJ's Wholesale Club Holdings, Inc.*	140,944	9,439
Casey's General Stores, Inc.	38,281	7,555
Grocery Outlet Holding Corp.*	90,728	2,566
Performance Food Group Co.*	159,255	7,308
Sprouts Farmers Market, Inc.*	115,755	3,435
		30,303
Food Products – 1.7%
Darling Ingredients, Inc.*	167,025	11,573
Flowers Foods, Inc.	204,866	5,628
Hain Celestial Group (The), Inc.*	96,284	4,103
Ingredion, Inc.	68,628	6,632
Lancaster Colony Corp.	20,430	3,383
Pilgrim's Pride Corp.*	50,634	1,428
Post Holdings, Inc.*	60,399	6,809
Sanderson Farms, Inc.	21,884	4,181
		43,737
Gas Utilities – 1.2%
National Fuel Gas Co.	94,134	6,019
New Jersey Resources Corp.	99,505	4,086
ONE Gas, Inc.	55,298	4,291
Southwest Gas Holdings, Inc.	62,343	4,367
Spire, Inc.	53,288	3,475
UGI Corp.	215,842	9,909
		32,147
Health Care Equipment & Supplies – 3.3%
Envista Holdings Corp.*	166,536	7,504
Globus Medical, Inc., Class A*	81,572	5,889
Haemonetics Corp.*	53,069	2,815
ICU Medical, Inc.*	20,608	4,891
Integra LifeSciences Holdings Corp.*	75,173	5,036
LivaNova PLC*	54,936	4,803
Masimo Corp.*	52,444	15,354
Neogen Corp.*	110,935	5,038
NuVasive, Inc.*	53,481	2,807
Penumbra, Inc.*	36,252	10,416
Quidel Corp.*	39,150	5,285

EQUITY FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Equipment & Supplies – 3.3%continued
STAAR Surgical Co.*	49,138	$4,486
Tandem Diabetes Care, Inc.*	65,586	9,872
		84,196
Health Care Providers & Services – 3.0%
Acadia Healthcare Co., Inc.*	92,825	5,635
Amedisys, Inc.*	33,655	5,448
Chemed Corp.	15,888	8,405
Encompass Health Corp.	102,693	6,702
HealthEquity, Inc.*	86,150	3,811
LHC Group, Inc.*	32,683	4,485
Molina Healthcare, Inc.*	60,317	19,186
Option Care Health, Inc.*	142,959	4,066
Patterson Cos., Inc.	89,961	2,640
Progyny, Inc.*	71,814	3,616
R1 RCM, Inc.*	137,773	3,512
Tenet Healthcare Corp.*	110,591	9,034
		76,540
Hotels, Restaurants & Leisure – 3.0%
Boyd Gaming Corp.*	84,634	5,549
Choice Hotels International, Inc.	33,898	5,288
Churchill Downs, Inc.	35,531	8,559
Cracker Barrel Old Country Store, Inc.	24,395	3,138
Jack in the Box, Inc.	22,278	1,949
Marriott Vacations Worldwide Corp.	43,975	7,431
Papa John's International, Inc.	33,493	4,470
Scientific Games Corp.*	99,635	6,659
Six Flags Entertainment Corp.*	79,759	3,396
Texas Roadhouse, Inc.	71,874	6,417
Travel + Leisure Co.	89,084	4,924
Wendy's (The) Co.	182,161	4,345
Wingstop, Inc.	30,793	5,321
Wyndham Hotels & Resorts, Inc.	96,180	8,622
		76,068
Household Durables – 2.0%
Helen of Troy Ltd.*	24,911	6,090
KB Home	88,411	3,955
Leggett & Platt, Inc.	137,720	5,668
Taylor Morrison Home Corp.*	126,891	4,436
Tempur Sealy International, Inc.	198,742	9,347
Toll Brothers, Inc.	118,243	8,560
TopBuild Corp.*	33,989	9,378
Tri Pointe Homes Inc*	114,484	3,193
		50,627
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Household Products – 0.1%
Energizer Holdings, Inc.	64,741	$2,596
Insurance – 3.7%
Alleghany Corp.*	14,150	9,446
American Financial Group, Inc.	68,269	9,375
Brighthouse Financial, Inc.*	82,392	4,268
CNO Financial Group, Inc.	127,099	3,030
First American Financial Corp.	113,330	8,866
Hanover Insurance Group (The), Inc.	36,735	4,815
Kemper Corp.	61,700	3,627
Kinsale Capital Group, Inc.	22,144	5,268
Mercury General Corp.	27,360	1,452
Old Republic International Corp.	294,886	7,248
Primerica, Inc.	40,784	6,251
Reinsurance Group of America, Inc.	69,791	7,641
RenaissanceRe Holdings Ltd.	47,516	8,046
RLI Corp.	41,113	4,609
Selective Insurance Group, Inc.	62,085	5,087
Unum Group	211,087	5,186
		94,215
Interactive Media & Services – 0.2%
TripAdvisor, Inc.*	102,840	2,804
Yelp, Inc.*	70,671	2,561
		5,365
IT Services – 1.9%
Alliance Data Systems Corp.	51,345	3,418
Concentrix Corp.	44,293	7,911
Genpact Ltd.	178,585	9,479
Kyndryl Holdings, Inc.*	184,676	3,343
LiveRamp Holdings, Inc.*	70,191	3,366
Maximus, Inc.	63,491	5,058
Sabre Corp.*	335,843	2,885
Western Union (The) Co.	414,889	7,402
WEX, Inc.*	46,262	6,495
		49,357
Leisure Products – 1.3%
Brunswick Corp.	79,603	8,018
Callaway Golf Co.*	120,751	3,313
Mattel, Inc.*	361,798	7,800
Polaris, Inc.	58,898	6,474
YETI Holdings, Inc.*	90,492	7,496
		33,101
Life Sciences Tools & Services – 1.6%
Bruker Corp.	104,888	8,801

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Life Sciences Tools & Services – 1.6%continued
Medpace Holdings, Inc.*	29,678	$6,459
Repligen Corp.*	53,083	14,059
Syneos Health, Inc.*	107,035	10,990
		40,309
Machinery – 5.0%
AGCO Corp.	63,344	7,349
Colfax Corp.*	139,009	6,390
Crane Co.	51,520	5,241
Donaldson Co., Inc.	127,568	7,560
Flowserve Corp.	134,422	4,113
Graco, Inc.	175,433	14,144
ITT, Inc.	88,325	9,026
Kennametal, Inc.	86,171	3,094
Lincoln Electric Holdings, Inc.	60,956	8,502
Middleby (The) Corp.*	57,427	11,299
Nordson Corp.	55,791	14,242
Oshkosh Corp.	70,845	7,985
Terex Corp.	71,913	3,161
Timken (The) Co.	71,241	4,936
Toro (The) Co.	109,891	10,979
Trinity Industries, Inc.	84,964	2,566
Woodward, Inc.	65,066	7,122
		127,709
Marine – 0.1%
Kirby Corp.*	62,006	3,684
Media – 0.9%
Cable One, Inc.	5,116	9,022
John Wiley & Sons, Inc., Class A	45,251	2,591
New York Times (The) Co., Class A	172,426	8,328
TEGNA, Inc.	228,329	4,238
		24,179
Metals & Mining – 2.6%
Alcoa Corp.	193,158	11,508
Cleveland-Cliffs, Inc.*	469,835	10,228
Commercial Metals Co.	124,431	4,516
Compass Minerals International, Inc.	35,043	1,790
Reliance Steel & Aluminum Co.	64,668	10,491
Royal Gold, Inc.	67,767	7,130
Steel Dynamics, Inc.	194,544	12,075
United States Steel Corp.	278,974	6,643
Worthington Industries, Inc.	33,577	1,835
		66,216
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Multiline Retail – 0.8%
Kohl's Corp.	155,423	$7,676
Macy's, Inc.	319,761	8,371
Nordstrom, Inc.*	114,563	2,592
Ollie's Bargain Outlet Holdings, Inc.*	62,431	3,196
		21,835
Multi-Utilities – 0.6%
Black Hills Corp.	65,870	4,649
MDU Resources Group, Inc.	209,870	6,472
NorthWestern Corp.	54,670	3,125
		14,246
Oil, Gas & Consumable Fuels – 1.7%
Antero Midstream Corp.	334,681	3,240
CNX Resources Corp.*	217,575	2,992
DT Midstream, Inc.	99,892	4,793
EQT Corp.*	312,211	6,809
Equitrans Midstream Corp.	419,825	4,341
HollyFrontier Corp.	154,317	5,058
Murphy Oil Corp.	149,807	3,911
Targa Resources Corp.	236,463	12,353
		43,497
Paper & Forest Products – 0.3%
Louisiana-Pacific Corp.	90,824	7,116
Personal Products – 0.2%
Coty, Inc., Class A*	346,086	3,634
Nu Skin Enterprises, Inc., Class A	51,607	2,619
		6,253
Pharmaceuticals – 0.5%
Jazz Pharmaceuticals PLC*	63,458	8,085
Perrigo Co. PLC	138,082	5,371
		13,456
Professional Services – 1.6%
ASGN, Inc.*	53,788	6,637
CACI International, Inc., Class A*	24,083	6,483
FTI Consulting, Inc.*	35,398	5,431
Insperity, Inc.	36,965	4,366
KBR, Inc.	144,816	6,896
ManpowerGroup, Inc.	55,992	5,450
Science Applications International Corp.	59,355	4,962
		40,225
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	52,102	14,033

EQUITY FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Road & Rail – 1.7%
Avis Budget Group, Inc.*	41,376	$8,580
Knight-Swift Transportation Holdings, Inc.	171,327	10,441
Landstar System, Inc.	39,341	7,043
Ryder System, Inc.	55,444	4,570
Saia, Inc.*	27,189	9,164
Werner Enterprises, Inc.	63,119	3,008
		42,806
Semiconductors & Semiconductor Equipment – 4.3%
Amkor Technology, Inc.	104,169	2,582
Azenta Inc	76,739	7,913
Cirrus Logic, Inc.*	58,950	5,425
CMC Materials, Inc.	29,339	5,624
First Solar, Inc.*	102,074	8,897
Lattice Semiconductor Corp.*	141,337	10,891
MKS Instruments, Inc.	57,228	9,967
Power Integrations, Inc.	62,266	5,784
Semtech Corp.*	66,424	5,907
Silicon Laboratories, Inc.*	41,479	8,562
SiTime Corp.*	15,471	4,526
SunPower Corp.*	86,526	1,806
Synaptics, Inc.*	40,532	11,734
Universal Display Corp.	44,736	7,383
Wolfspeed Inc*	119,633	13,371
		110,372
Software – 3.7%
ACI Worldwide, Inc.*	121,326	4,210
Aspen Technology, Inc.*	69,081	10,514
Blackbaud, Inc.*	42,954	3,393
CDK Global, Inc.	122,062	5,095
Cerence, Inc.*	39,147	3,000
CommVault Systems, Inc.*	47,206	3,253
Digital Turbine, Inc.*	90,769	5,536
Envestnet, Inc.*	56,372	4,473
Fair Isaac Corp.*	28,238	12,246
Manhattan Associates, Inc.*	65,324	10,157
Mimecast Ltd.*	63,742	5,072
Paylocity Holding Corp.*	40,897	9,658
Qualys, Inc.*	34,458	4,728
Sailpoint Technologies Holdings, Inc.*	96,255	4,653
Teradata Corp.*	112,291	4,769
Ziff Davis, Inc.*	49,771	5,518
		96,275
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Specialty Retail – 3.3%
American Eagle Outfitters, Inc.	158,245	$4,007
AutoNation, Inc.*	41,283	4,824
Dick's Sporting Goods, Inc.	67,000	7,704
Five Below, Inc.*	57,843	11,967
Foot Locker, Inc.	93,149	4,064
GameStop Corp., Class A*	63,965	9,492
Lithia Motors, Inc.	31,265	9,284
Murphy U.S.A., Inc.	24,353	4,852
RH*	17,910	9,599
Urban Outfitters, Inc.*	67,793	1,990
Victoria's Secret & Co.*	74,705	4,149
Williams-Sonoma, Inc.	76,779	12,986
		84,918
Technology Hardware, Storage & Peripherals – 0.3%
NCR Corp.*	136,149	5,473
Xerox Holdings Corp.	142,149	3,218
		8,691
Textiles, Apparel & Luxury Goods – 1.9%
Capri Holdings Ltd.*	155,325	10,082
Carter's, Inc.	43,639	4,417
Columbia Sportswear Co.	35,697	3,478
Crocs, Inc.*	60,759	7,791
Deckers Outdoor Corp.*	28,339	10,381
Hanesbrands, Inc.	360,551	6,028
Skechers U.S.A., Inc., Class A*	139,305	6,046
		48,223
Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd.	113,983	5,190
MGIC Investment Corp.	336,056	4,846
New York Community Bancorp, Inc.	480,122	5,862
Washington Federal, Inc.	67,680	2,259
		18,157
Trading Companies & Distributors – 0.9%
GATX Corp.	36,632	3,816
MSC Industrial Direct Co., Inc., Class A	48,308	4,061
Univar Solutions, Inc.*	176,465	5,003
Watsco, Inc.	34,093	10,667
		23,547

NORTHERN FUNDS QUARTERLY REPORT     103    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Water Utilities – 0.5%
Essential Utilities, Inc.	237,460	$12,749
Total Common Stocks
(Cost $1,569,138)		2,544,459

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	22,351,639	22,352
Total Investment Companies
(Cost $22,352)		22,352

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.04%, 1/27/22(4) (5)	$5,565	$5,565
	Total Short-Term Investments
	(Cost $5,565)	5,565

	Total Investments – 100.0%
	(Cost $1,597,055)	2,572,376
	Other Assets less Liabilities – 0.0%	864
	NET ASSETS – 100.0%	$2,573,240

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	102	$28,945	Long	3/22	$658
At December 31, 2021, the security types for the Fund were:
Security Type	% of Net Assets
Common Stocks	98.9%
Investment Companies	0.9%
Short-Term Investments	0.2%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,544,459	$—	$—	$2,544,459
Investment Companies	22,352	—	—	22,352
Short-Term Investments	—	5,565	—	5,565
Total Investments	$2,566,811	$5,565	$—	$2,572,376
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$658	$—	$—	$658

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$22,904	$198,341	$198,893	$5	$22,352	22,351,639
NORTHERN FUNDS QUARTERLY REPORT     105    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)
Australia – 5.5%
Atlas Arteria Ltd.	2,767,791	$13,940
Aurizon Holdings Ltd.	2,851,972	7,243
Transurban Group	3,817,865	38,418
		59,601
Austria – 0.8%
ANDRITZ A.G.	162,588	8,377
Brazil – 0.8%
CCR S.A.	2,467,800	5,129
Cia de Saneamento de Minas Gerais-COPASA	1,743,069	3,976
		9,105
Canada – 4.4%
Ag Growth International, Inc.	221,597	5,550
Atco Ltd., Class I	52,014	1,756
Canadian National Railway Co.	67,200	8,254
Emera, Inc.	203,508	10,171
Hydro One Ltd.	460,968	11,993
Northland Power, Inc.	136,803	4,104
Pembina Pipeline Corp.	201,400	6,109
		47,937
China – 0.7%
Jiangsu Expressway Co. Ltd., Class H	7,496,000	7,681
France – 6.9%
Eutelsat Communications S.A.	406,700	4,976
Getlink S.E.	136,098	2,258
Rubis S.C.A.	292,401	8,739
SES S.A.	714,775	5,675
Veolia Environnement S.A.	422,458	15,497
Vinci S.A.	365,215	38,696
		75,841
Germany – 2.7%
7C Solarparken A.G.	457,710	2,263
E.ON S.E.	856,825	11,885
Friedrich Vorwerk Group S.E.*	135,390	4,386
RWE A.G.	269,451	10,948
		29,482
Hong Kong – 4.7%
Beijing Enterprises Water Group Ltd.	7,236,000	2,812
China Everbright Environment Group Ltd.	4,087,000	3,282
China Gas Holdings Ltd.	2,768,800	5,752
China Water Affairs Group Ltd.	5,882,000	8,436
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
Hong Kong – 4.7%continued
CK Infrastructure Holdings Ltd.	732,500	$4,664
CLP Holdings Ltd.	558,500	5,641
Guangdong Investment Ltd.	9,632,000	12,242
Power Assets Holdings Ltd.	1,347,320	8,398
		51,227
Ireland – 1.2%
Greencoat Renewables PLC	10,317,238	13,154
Italy – 10.1%
Atlantia S.p.A.*	1,220,840	24,252
Enel S.p.A.	1,322,189	10,530
Hera S.p.A.	2,532,751	10,498
Infrastrutture Wireless Italiane S.p.A.(2)	556,185	6,734
Italgas S.p.A.	1,415,432	9,708
Snam S.p.A.	4,445,794	26,721
Terna - Rete Elettrica Nazionale	2,670,962	21,550
		109,993
Japan – 0.8%
Kurita Water Industries Ltd.	122,000	5,768
West Japan Railway Co.	65,800	2,746
		8,514
Mexico – 1.0%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	236,318	4,872
Promotora y Operadora de Infraestructura S.A.B. de C.V.	721,906	5,633
		10,505
Netherlands – 0.2%
Arcadis N.V.	36,680	1,772
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	3,098
Spain – 6.8%
Aena S.M.E. S.A.*	115,078	18,177
Ferrovial S.A.	905,496	28,398
Iberdrola S.A.	1,875,569	21,979
Red Electrica Corp. S.A.	263,191	5,697
		74,251
Switzerland – 1.6%
Flughafen Zurich A.G. (Registered)*	72,456	13,045
Landis+Gyr Group A.G.*	61,405	4,140
		17,185

EQUITY FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
United Kingdom – 10.2%
Atlantica Sustainable Infrastructure PLC	120,122	$4,296
Costain Group PLC*	1,279,344	925
National Grid PLC	3,036,805	43,817
Pennon Group PLC	448,594	7,103
Severn Trent PLC	454,555	18,153
SSE PLC	555,715	12,392
United Utilities Group PLC	1,381,273	20,388
VH Global Sustainable Energy Opportunities PLC	3,027,701	4,381
		111,455
United States – 34.6%
AECOM*	53,101	4,107
Alliant Energy Corp.	117,935	7,250
Ameren Corp.	75,600	6,729
American Tower Corp.	78,110	22,847
American Water Works Co., Inc.	14,958	2,825
Atmos Energy Corp.	92,716	9,714
Avista Corp.	61,238	2,602
Bunge Ltd.	99,411	9,281
CenterPoint Energy, Inc.	293,433	8,190
Cheniere Energy, Inc.	89,291	9,056
Consolidated Edison, Inc.	139,600	11,911
Consolidated Water Co. Ltd.	131,498	1,399
CSX Corp.	642,581	24,161
Dominion Energy, Inc.	269,992	21,211
DT Midstream, Inc.	91,110	4,372
Entergy Corp.	89,914	10,129
Equinix, Inc.	11,854	10,027
Essential Utilities, Inc.	177,822	9,547
Evergy, Inc.	107,362	7,366
Eversource Energy	103,610	9,426
First Solar, Inc.*	44,255	3,857
FirstEnergy Corp.	246,123	10,236
Gladstone Land Corp.	69,355	2,341
NextEra Energy, Inc.	434,501	40,565
Norfolk Southern Corp.	73,914	22,005
NorthWestern Corp.	66,786	3,818
Ormat Technologies, Inc.	102,978	8,166
Pinnacle West Capital Corp.	334,154	23,588
Quanta Services, Inc.	37,166	4,261
Republic Services, Inc.	31,004	4,324
SBA Communications Corp.	41,234	16,041
Sempra Energy	100,999	13,360
SJW Group	54,906	4,019
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
United States – 34.6%continued
Valmont Industries, Inc.	18,358	$4,599
Welltower, Inc.	104,179	8,935
Willdan Group, Inc.*	54,774	1,928
Xcel Energy, Inc.	198,644	13,448
		377,641
Total Common Stocks
(Cost $903,980)		1,016,819

MASTER LIMITED PARTNERSHIPS – 0.7%
United States – 0.7%
Enterprise Products Partners L.P.	344,593	7,567
Total Master Limited Partnerships
(Cost $6,350)		7,567

INVESTMENT COMPANIES – 5.1%
GCP Infrastructure Investments Ltd.	2,696,397	3,958
International Public Partnerships Ltd.	2,944,824	6,776
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	37,641,506	37,642
Renewables Infrastructure Group (The) Ltd.	4,134,317	7,519
Total Investment Companies
(Cost $55,342)		55,895

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 0.04%, 1/27/22(5) (6)	$4,180	$4,180
Total Short-Term Investments
(Cost $4,180)		4,180

Total Investments – 99.5%
(Cost $969,852)		1,084,461
Other Assets less Liabilities – 0.5%		5,311
Net Assets – 100.0%		$1,089,772

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

NORTHERN FUNDS QUARTERLY REPORT     107    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2021 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

EAFE – Europe, Australasia and the Far East

L.P. – Limited Partnership

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	35	$8,327	Long	3/22	$36
MSCI EAFE Index (United States Dollar)	58	6,733	Long	3/22	43
Total					$79
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	39.6%
Euro	29.0
British Pound	11.5
Australian Dollar	5.5
Hong Kong Dollar	5.4
All other currencies less than 5%	8.5
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$47,937	$—	$—	$47,937
Mexico	10,505	—	—	10,505
United Kingdom	4,296	107,159	—	111,455
United States	377,641	—	—	377,641
All Other Countries(1)	—	469,281	—	469,281
Total Common Stocks	440,379	576,440	—	1,016,819
Master Limited Partnerships	7,567	—	—	7,567
Investment Companies	37,642	18,253	—	55,895
Short-Term Investments	—	4,180	—	4,180
Total Investments	$485,588	$598,873	$—	$1,084,461
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$79	$—	$—	$79

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$42,041	$497,780	$502,179	$1	$37,642	37,641,506
NORTHERN FUNDS QUARTERLY REPORT     109    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)
Australia – 3.9%
BGP Holdings PLC(2) *	3,277,404	$—
Goodman Group	312,498	6,035
National Storage REIT	1,051,669	2,038
Vicinity Centres	539,285	664
		8,737
Belgium – 2.8%
Shurgard Self Storage S.A.	29,597	1,938
VGP N.V.	3,900	1,136
Warehouses De Pauw - C.V.A.	64,691	3,107
		6,181
Brazil – 0.1%
Multiplan Empreendimentos Imobiliarios S.A.*	74,575	250
Canada – 1.5%
Allied Properties Real Estate Investment Trust	24,982	868
Granite Real Estate Investment Trust	30,923	2,577
		3,445
China – 0.2%
GDS Holdings Ltd., Class A*	95,048	558
France – 0.4%
Gecina S.A.	6,200	867
Germany – 4.3%
Instone Real Estate Group S.E.	36,000	682
LEG Immobilien S.E.	21,048	2,940
Vonovia S.E.	107,153	5,917
		9,539
Hong Kong – 3.5%
ESR Cayman Ltd.*	641,200	2,170
Hang Lung Properties Ltd.	409,000	842
New World Development Co. Ltd.	172,000	681
Sino Land Co. Ltd.	881,683	1,098
Sun Hung Kai Properties Ltd.	56,000	680
Swire Properties Ltd.	911,000	2,283
		7,754
India – 0.5%
Embassy Office Parks REIT	226,600	1,035
Japan – 6.1%
Activia Properties, Inc.	170	615
Advance Residence Investment Corp.	569	1,883
Hulic REIT, Inc.	299	450
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Japan – 6.1%continued
Industrial & Infrastructure Fund Investment Corp.	396	$764
Japan Hotel REIT Investment Corp.	1,252	612
Japan Logistics Fund, Inc.	502	1,554
Japan Metropolitan Fund Invest	943	812
Katitas Co. Ltd.	70,600	2,716
LaSalle Logiport REIT	477	840
Mitsui Fudosan Co. Ltd.	89,300	1,769
Nippon Prologis REIT, Inc.	112	396
Nomura Real Estate Master Fund, Inc.	495	696
Tokyu Fudosan Holdings Corp.	120,600	674
		13,781
Mexico – 0.8%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	429,452	861
Fibra Uno Administracion S.A. de C.V.	897,483	949
		1,810
Netherlands – 0.4%
CTP N.V.	38,222	813
Singapore – 3.2%
Ascendas India Trust	936,000	987
CapitaLand Integrated Commercial Trust	539,487	817
Capitaland Investment Ltd.*	304,100	769
Mapletree Commercial Trust	1,868,300	2,773
Mapletree Industrial Trust	232,215	467
Mapletree Logistics Trust	1,001,221	1,412
		7,225
Spain – 1.8%
Cellnex Telecom S.A.*	55,395	3,216
Merlin Properties Socimi S.A.	74,000	804
		4,020
Sweden – 0.6%
Fastighets AB Balder, Class B*	20,000	1,443
United Kingdom – 6.3%
Big Yellow Group PLC	108,244	2,497
Grainger PLC	487,800	2,080
Helical PLC	105,000	644
Helios Towers PLC*	850,741	1,977
Land Securities Group PLC	76,000	797
Safestore Holdings PLC	39,000	743
Segro PLC	72,500	1,408
Shaftesbury PLC	264,902	2,206

EQUITY FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
United Kingdom – 6.3%continued
UNITE Group (The) PLC	102,757	$1,542
Workspace Group PLC	30,000	329
		14,223
United States – 58.8%
Alexandria Real Estate Equities, Inc.	28,609	6,379
American Homes 4 Rent, Class A	87,559	3,818
American Tower Corp.	9,263	2,709
AvalonBay Communities, Inc.	16,499	4,167
Boston Properties, Inc.	12,945	1,491
Brixmor Property Group, Inc.	88,405	2,246
Douglas Emmett, Inc.	79,465	2,662
Duke Realty Corp.	41,170	2,702
Encompass Health Corp.	19,278	1,258
Equinix, Inc.	6,195	5,240
Equity LifeStyle Properties, Inc.	66,352	5,816
Essex Property Trust, Inc.	7,984	2,812
Extra Space Storage, Inc.	20,613	4,674
Hilton Worldwide Holdings, Inc.*	16,031	2,501
Host Hotels & Resorts, Inc.*	136,687	2,377
Invitation Homes, Inc.	54,339	2,464
Jones Lang LaSalle, Inc.*	9,309	2,507
Life Storage, Inc.	14,811	2,269
Medical Properties Trust, Inc.	93,506	2,210
MGM Growth Properties LLC, Class A	48,053	1,963
Mid-America Apartment Communities, Inc. (New York Exchange)	15,754	3,615
National Retail Properties, Inc.	88,854	4,271
Park Hotels & Resorts, Inc.*	114,254	2,157
Phillips Edison & Co., Inc.	32,139	1,062
Prologis, Inc. (New York Exchange)	100,068	16,847
Radius Global Infrastructure, Inc., Class A*	45,052	725
Rayonier, Inc.	60,997	2,462
Rexford Industrial Realty, Inc.	24,129	1,957
SBA Communications Corp.	4,122	1,604
Simon Property Group, Inc. (New York Exchange)	28,715	4,588
Spirit Realty Capital, Inc.	54,348	2,619
STAG Industrial, Inc.	57,819	2,773
STORE Capital Corp.	68,225	2,347
Sun Communities, Inc.	33,429	7,019
UDR, Inc.	51,834	3,110
Urban Edge Properties	93,309	1,773
Ventas, Inc.	41,860	2,140
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
United States – 58.8%continued
VICI Properties, Inc.	135,438	$4,078
Welltower, Inc. (New York Exchange)	30,595	2,624
Weyerhaeuser Co.	43,216	1,780
		131,816
Total Common Stocks
(Cost $157,072)		213,497

INVESTMENT COMPANIES – 4.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	10,174,714	10,175
Total Investment Companies
(Cost $10,175)		10,175

Total Investments – 99.8%
(Cost $167,247)		223,672
Other Assets less Liabilities – 0.2%		538
Net Assets – 100.0%		$224,210

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AB – Aktiebolag (Sweden: Corporation)

LLC – Limited Liability Company

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     111    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	December 31, 2021 (UNAUDITED)
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	63.3%
Euro	9.6
British Pound	6.4
Japanese Yen	6.2
All other currencies less than 5%	14.3
Total Investments	99.8
Other Assets less Liabilities	0.2
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$3,445	$—	$—	$3,445
Mexico	1,810	—	—	1,810
United States	131,816	—	—	131,816
All Other Countries(1)	—	76,426	—	76,426
Total Common Stocks	137,071	76,426	—	213,497
Investment Companies	10,175	—	—	10,175
Total Investments	$147,246	$76,426	$—	$223,672

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,903	$49,488	$43,216	$1	$10,175	10,174,714
EQUITY FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
NORTHERN ENGAGE360TM FUND	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)
Australia – 0.6%
Macquarie Group Ltd.	9,512	$1,422
Mirvac Group	333,600	707
		2,129
Belgium – 0.3%
KBC Group N.V.	3,678	316
Umicore S.A.	18,546	757
		1,073
Brazil – 0.7%
BB Seguridade Participacoes S.A.	331,841	1,236
Telefonica Brasil S.A.	91,997	802
TIM S.A.*	296,927	694
		2,732
Canada – 0.6%
Canadian Pacific Railway Ltd.	16,946	1,219
Element Fleet Management Corp.	15,634	159
IGM Financial, Inc.	2,828	102
Shopify, Inc., Class A*	443	610
		2,090
Chile – 0.1%
Banco Santander Chile ADR	26,819	437
China – 2.9%
Alibaba Group Holding Ltd. ADR*	9,902	1,176
Baidu, Inc. ADR*	24,892	3,704
BYD Co. Ltd., Class H	35,000	1,197
Ping An Insurance Group Co. of China Ltd., Class H	155,500	1,121
TravelSky Technology Ltd., Class H	257,372	433
Trip.com Group Ltd. ADR*	63,329	1,559
Weichai Power Co. Ltd., Class H	367,000	718
Xinyi Solar Holdings Ltd.	428,000	727
		10,635
Denmark – 1.1%
H Lundbeck A/S	15,878	410
Novo Nordisk A/S, Class B	17,088	1,910
Orsted A/S(2)	7,661	984
Vestas Wind Systems A/S	30,467	921
		4,225
Finland – 0.8%
Nokia OYJ*	290,625	1,826
Sampo OYJ, Class A	21,451	1,070
		2,896
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
France – 3.2%
AXA S.A.	59,688	$1,779
BNP Paribas S.A.	1,778	123
Cie Generale des Etablissements Michelin S.C.A.	23,734	3,890
Cie Generale des Etablissements Michelin S.C.A. ADR	71,000	2,328
Safran S.A.	1,441	177
Sanofi	7,645	768
Schneider Electric S.E.	8,850	1,735
Thales S.A.	2,921	249
Valeo	30,439	920
		11,969
Germany – 4.5%
adidas A.G.	4,657	1,343
BioNTech S.E. ADR*	2,780	717
Deutsche Boerse A.G.	32,645	5,469
Deutsche Telekom A.G. (Registered)	59,691	1,109
Fresenius Medical Care A.G. & Co. KGaA	2,361	153
Infineon Technologies A.G.	29,567	1,371
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,108	625
RTL Group S.A.	4,231	225
SAP S.E.	13,087	1,869
SAP S.E. ADR	9,575	1,342
Telefonica Deutschland Holding A.G.	648,579	1,794
Vonovia S.E.	11,327	625
		16,642
Hong Kong – 0.5%
China Traditional Chinese Medicine Holdings Co. Ltd.	1,464,000	971
CLP Holdings Ltd.	75,000	757
		1,728
India – 0.4%
HDFC Bank Ltd. ADR	21,333	1,388
Indonesia – 0.4%
Bank Rakyat Indonesia Persero Tbk PT	5,298,800	1,527
Ireland – 0.8%
Kerry Group PLC, Class A	8,283	1,068
Medtronic PLC	18,100	1,872
		2,940

NORTHERN FUNDS QUARTERLY REPORT     113    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Israel – 0.1%
Check Point Software Technologies Ltd.*	4,677	$545
Italy – 0.9%
Italgas S.p.A.	139,816	959
Snam S.p.A.	375,904	2,259
		3,218
Japan – 6.9%
Bridgestone Corp.	39,200	1,687
Daikin Industries Ltd.	5,400	1,225
Eisai Co. Ltd.	10,400	591
Hoya Corp.	10,800	1,601
Japan Tobacco, Inc.	83,400	1,682
Kurita Water Industries Ltd.	18,800	889
Mabuchi Motor Co. Ltd.	1,200	40
Mitsubishi UFJ Financial Group, Inc. ADR	175,000	956
Nintendo Co. Ltd.	7,000	3,265
Ono Pharmaceutical Co. Ltd.	6,900	171
ORIX Corp.	81,300	1,659
Recruit Holdings Co. Ltd.	17,300	1,049
Sankyo Co. Ltd.	3,800	98
Secom Co. Ltd.	8,500	590
Shimano, Inc.	4,900	1,302
Shiseido Co. Ltd.	9,800	547
Sony Group Corp.	8,700	1,100
Sony Group Corp. ADR	26,700	3,375
Subaru Corp.	101,400	1,813
TDK Corp.	21,400	835
Yamaha Corp.	18,200	897
		25,372
Mexico – 0.1%
Wal-Mart de Mexico S.A.B. de C.V.	101,555	378
Netherlands – 1.6%
ING Groep N.V.	134,442	1,873
Koninklijke Ahold Delhaize N.V.	118,135	4,048
		5,921
Peru – 0.6%
Credicorp Ltd.	18,117	2,212
Portugal – 0.0%
Jeronimo Martins SGPS S.A.	8,515	195
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Russia – 0.3%
Moscow Exchange MICEX-RTS PJSC	51,540	$105
Yandex N.V., Class A*	14,799	895
		1,000
Singapore – 0.4%
Oversea-Chinese Banking Corp. Ltd.	168,200	1,424
Singapore Exchange Ltd.	12,700	88
		1,512
South Africa – 0.4%
Naspers Ltd., Class N	6,692	1,039
Sanlam Ltd.	105,007	391
		1,430
South Korea – 1.4%
KT&G Corp.	20,400	1,356
LG Chem Ltd.	2,504	1,292
LG Household & Health Care Ltd.	724	668
SK Hynix, Inc.	11,915	1,304
SK Telecom Co. Ltd. ADR	28,748	767
		5,387
Spain – 0.9%
Endesa S.A.	131,101	3,022
Tecnicas Reunidas S.A.*	40,362	319
		3,341
Sweden – 0.7%
Atlas Copco AB, Class B	18,500	1,080
Essity AB, Class B	28,739	938
Spotify Technology S.A.*	2,906	680
		2,698
Switzerland – 3.7%
Alcon, Inc.	26,200	2,283
Chubb Ltd.	9,700	1,875
CRISPR Therapeutics A.G.*	7,788	590
Nestle S.A. (Registered)	2,200	308
Novartis A.G. (Registered)	4,343	381
Roche Holding A.G. (Genusschein)	19,521	8,092
		13,529
Taiwan – 1.2%
Catcher Technology Co. Ltd.	75,000	423
Delta Electronics, Inc.	123,000	1,223
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,961	2,642
		4,288

EQUITY FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Thailand – 0.2%
Kasikornbank PCL (Registered)	210,900	$893
United Kingdom – 4.6%
Barratt Developments PLC	107,588	1,087
Close Brothers Group PLC	2,064	39
Croda International PLC	9,262	1,270
Dechra Pharmaceuticals PLC	15,610	1,125
Direct Line Insurance Group PLC	319,840	1,206
DS Smith PLC	151,633	789
Ferguson PLC	8,907	1,582
GlaxoSmithKline PLC	207,451	4,511
Linde PLC	4,148	1,437
Reckitt Benckiser Group PLC	1,261	108
Spirax-Sarco Engineering PLC	4,902	1,067
Unilever PLC	27,069	1,449
Unilever PLC ADR	20,318	1,093
Vodafone Group PLC	217,648	325
		17,088
United States – 54.7%
10X Genomics, Inc., Class A*	2,113	315
2U, Inc.*	9,884	198
Activision Blizzard, Inc.	5,757	383
Adobe, Inc. (NASDAQ Exchange)*	10,488	5,947
Agilent Technologies, Inc.	4,070	650
Air Lease Corp.	12,631	559
Air Products and Chemicals, Inc.	7,316	2,226
Akamai Technologies, Inc.*	3,570	418
Albemarle Corp.	2,678	626
Alphabet, Inc., Class C*	1,115	3,226
Amazon.com, Inc.*	851	2,838
American Tower Corp.	8,448	2,471
Americold Realty Trust	14,002	459
Ameriprise Financial, Inc.	8,600	2,594
AmerisourceBergen Corp.	2,443	325
Amgen, Inc.	9,300	2,092
Amphenol Corp., Class A	17,059	1,492
ANSYS, Inc.*	10,375	4,162
Apple, Inc.	23,039	4,091
Applied Materials, Inc.	2,958	465
Arrow Electronics, Inc.*	3,829	514
Berkshire Hathaway, Inc., Class B*	10,914	3,263
Bio-Rad Laboratories, Inc., Class A*	891	673
Black Knight, Inc.*	4,980	413
Block, Inc.*	5,891	951
Boston Properties, Inc.	3,668	422
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
United States – 54.7%continued
Broadridge Financial Solutions, Inc.	2,450	$448
Capital One Financial Corp.	19,300	2,800
CBRE Group, Inc., Class A*	7,972	865
CDK Global, Inc.	14,145	590
Charles Schwab (The) Corp.	29,101	2,447
Cincinnati Financial Corp.	18,200	2,074
CMC Materials, Inc.	3,084	591
Coca-Cola (The) Co.	36,300	2,149
Coinbase Global, Inc., Class A*	3,682	929
Commerce Bancshares, Inc.	17,955	1,234
Constellation Brands, Inc., Class A	7,160	1,797
Continental Resources, Inc.	11,921	534
Corteva, Inc.	58,400	2,761
Coterra Energy, Inc.	106,975	2,033
Crown Castle International Corp.	11,800	2,463
CSX Corp.	17,457	656
Cullen/Frost Bankers, Inc.	14,000	1,765
Cummins, Inc.	1,694	370
D.R. Horton, Inc.	8,354	906
Danaher Corp.	14,200	4,672
Darden Restaurants, Inc.	4,545	685
DENTSPLY SIRONA, Inc.	6,272	350
DocuSign, Inc.*	1,229	187
Dover Corp.	2,537	461
DraftKings, Inc., Class A*	11,305	311
East West Bancorp, Inc.	2,168	171
Eastman Chemical Co.	2,959	358
Ecolab, Inc.	14,521	3,407
Editas Medicine, Inc.*	5,729	152
Elanco Animal Health, Inc.*	48,500	1,376
Equity LifeStyle Properties, Inc.	14,000	1,227
Exact Sciences Corp.*	9,051	704
Fate Therapeutics, Inc.*	3,694	216
First Republic Bank	16,395	3,386
Fortive Corp.	18,600	1,419
General Dynamics Corp.	10,448	2,178
Global Payments, Inc.	3,099	419
Honeywell International, Inc.	20,310	4,235
Houlihan Lokey, Inc.	4,846	502
Intellia Therapeutics, Inc.*	13,516	1,598
Intercontinental Exchange, Inc.	4,848	663
Intuit, Inc. (NASDAQ Exchange)	4,910	3,158
Invitae Corp.*	26,252	401
Iridium Communications, Inc.*	8,555	353

NORTHERN FUNDS QUARTERLY REPORT     115    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
United States – 54.7%continued
Johnson & Johnson	12,485	$2,136
Johnson Controls International PLC	37,200	3,025
KeyCorp	20,796	481
Keysight Technologies, Inc.*	4,364	901
Laboratory Corp. of America Holdings*	1,406	442
Lennar Corp., Class A	26,500	3,078
Lumentum Holdings, Inc.*	1,207	128
Markel Corp.*	1,800	2,221
Martin Marietta Materials, Inc.	6,600	2,907
Masco Corp.	7,825	549
Meta Platforms, Inc., Class A*	5,454	1,834
Mettler-Toledo International, Inc.*	1,175	1,994
Microchip Technology, Inc.	64,252	5,594
Microsoft Corp.	22,971	7,726
Moody's Corp.	6,044	2,361
Netflix, Inc.*	2,609	1,572
NIKE, Inc., Class B	11,569	1,928
Oshkosh Corp.	11,041	1,244
Pacific Biosciences of California, Inc.*	8,968	184
Packaging Corp. of America	2,290	312
PagerDuty, Inc.*	10,659	370
Palantir Technologies, Inc., Class A*	16,204	295
Parker-Hannifin Corp.	8,000	2,545
PayPal Holdings, Inc.*	18,117	3,417
PepsiCo, Inc.	7,378	1,282
Philip Morris International, Inc.	44,649	4,242
Phillips 66	17,700	1,283
PNC Financial Services Group (The), Inc.	12,200	2,446
Procter & Gamble (The) Co.	14,500	2,372
Progressive (The) Corp.	5,335	548
QUALCOMM, Inc.	18,600	3,401
Raymond James Financial, Inc.	5,914	594
Reinsurance Group of America, Inc.	4,386	480
RenaissanceRe Holdings Ltd.	2,423	410
Republic Services, Inc.	5,830	813
Robinhood Markets, Inc., Class A*	16,256	289
Roku, Inc.*	4,571	1,043
Roper Technologies, Inc.	2,744	1,350
RPM International, Inc.	22,100	2,232
salesforce.com, Inc.*	5,961	1,515
SBA Communications Corp.	1,239	482
Scotts Miracle-Gro (The) Co.	2,102	338
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
United States – 54.7%continued
Sealed Air Corp.	8,153	$550
Sensata Technologies Holding PLC*	9,287	573
Skyworks Solutions, Inc.	4,210	653
Snap-on, Inc.	1,928	415
Starbucks Corp.	6,690	783
Stericycle, Inc.*	5,917	353
Stifel Financial Corp.	7,269	512
Stratasys Ltd.*	13,110	321
Sun Communities, Inc.	6,000	1,260
Syneos Health, Inc.*	4,666	479
Synopsys, Inc.*	1,648	607
Sysco Corp.	4,699	369
Teladoc Health, Inc.*	9,431	866
Tesla, Inc.*	1,646	1,739
TJX (The) Cos., Inc.	4,592	349
TransDigm Group, Inc.*	3,776	2,403
TuSimple Holdings, Inc., Class A*	8,824	316
Twilio, Inc., Class A*	2,649	698
Twitter, Inc.*	45,990	1,988
Tyson Foods, Inc., Class A	20,200	1,761
U.S. Bancorp	18,157	1,020
UiPath, Inc., Class A*	9,281	400
Unity Software, Inc.*	4,966	710
Veracyte, Inc.*	4,750	196
Visa, Inc., Class A	8,431	1,827
Vontier Corp.	48,696	1,496
Walgreens Boots Alliance, Inc.	19,600	1,022
WEC Energy Group, Inc.	3,883	377
Woodward, Inc.	4,374	479
Xilinx, Inc.	2,701	573
Xylem, Inc.	20,000	2,398
Zoom Video Communications, Inc., Class A*	3,960	728
		202,359
Total Common Stocks
(Cost $265,313)		353,777

PREFERRED STOCKS – 0.4% (1)
Brazil – 0.2%
Itau Unibanco Holding S.A. ADR, 0.83%(3)	169,727	637

EQUITY FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.4% (1)continued
Chile – 0.2%
Sociedad Quimica y Minera de Chile S.A. ADR, 2.53%(3)	14,603	$736
Total Preferred Stocks
(Cost $1,618)		1,373

INVESTMENT COMPANIES – 2.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	10,359,799	10,360
Total Investment Companies
(Cost $10,360)		10,360

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.04%, 1/27/22(6) (7)	$890	$890
Total Short-Term Investments
(Cost $890)		890

Total Investments – 99.0%
(Cost $278,181)		366,400
Other Assets less Liabilities – 1.0%		3,573
Net Assets – 100.0%		$369,973

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2021 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Euro	1,017	Australian Dollar	1,630	3/9/22	$27
JPMorgan Chase	Euro	1,570	British Pound	1,339	3/9/22	21
JPMorgan Chase	Euro	1,081	Canadian Dollar	1,564	3/9/22	4
JPMorgan Chase	Euro	150	Israeli Shekel	537	3/9/22	1
JPMorgan Chase	Euro	30	New Zealand Dollar	49	3/9/22	—*
JPMorgan Chase	Euro	159	Norwegian Krone	1,637	3/9/22	4
JPMorgan Chase	Euro	98	Singapore Dollar	152	3/9/22	1
JPMorgan Chase	Japanese Yen	61,261	United States Dollar	540	3/9/22	8
JPMorgan Chase	United States Dollar	2,102	Australian Dollar	2,982	3/9/22	68
JPMorgan Chase	United States Dollar	3,266	Canadian Dollar	4,172	3/9/22	32
JPMorgan Chase	United States Dollar	2,020	Chinese Yuan Renminbi	12,974	3/9/22	9
JPMorgan Chase	United States Dollar	95	Norwegian Krone	862	3/9/22	3
JPMorgan Chase	United States Dollar	579	Singapore Dollar	794	3/9/22	10
JPMorgan Chase	United States Dollar	213	Swedish Krona	1,934	3/9/22	1
Subtotal Appreciation						189
JPMorgan Chase	British Pound	247	Chinese Yuan Renminbi	2,106	3/9/22	(5)
JPMorgan Chase	Euro	506	Chinese Yuan Renminbi	3,675	3/9/22	(2)

NORTHERN FUNDS QUARTERLY REPORT     117    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Euro	928	Swedish Krona	9,526	3/9/22	$(3)
JPMorgan Chase	Euro	982	United States Dollar	1,110	3/9/22	(10)
JPMorgan Chase	Swiss Franc	175	United States Dollar	189	3/9/22	(3)
Subtotal Depreciation						(23)
Total						$166

*	Amount rounds to less than one thousand.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	13	$3,093	Long	3/22	$55
MSCI EAFE Index (United States Dollar)	19	2,206	Long	3/22	43
MSCI Emerging Markets Index (United States Dollar)	13	797	Long	3/22	(4)
Total					$94
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	67.8%
Euro	11.7
Japanese Yen	5.7
All other currencies less than 5%	13.8
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on
December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$2,090	$—	$—	$2,090
Chile	437	—	—	437
China	6,439	4,196	—	10,635
France	2,328	9,641	—	11,969
Germany	2,059	14,583	—	16,642
India	1,388	—	—	1,388
Ireland	1,872	1,068	—	2,940
Israel	545	—	—	545
Japan	4,331	21,041	—	25,372
Mexico	378	—	—	378
Peru	2,212	—	—	2,212
Russia	895	105	—	1,000
South Korea	767	4,620	—	5,387
Sweden	680	2,018	—	2,698
Switzerland	4,748	8,781	—	13,529
Taiwan	2,642	1,646	—	4,288
United Kingdom	2,530	14,558	—	17,088
United States	202,359	—	—	202,359
All Other Countries(1)	—	32,820	—	32,820
Total Common Stocks	238,700	115,077	—	353,777
Preferred Stocks	1,373	—	—	1,373
Investment Companies	10,360	—	—	10,360
Short-Term Investments	—	890	—	890
Total Investments	$250,433	$115,967	$—	$366,400
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$189	$—	$189
Futures Contracts	98	—	—	98
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23)	—	(23)
Futures Contracts	(4)	—	—	(4)
Total Other Financial Instruments	$94	$166	$—	$260

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$17,898	$66,764	$74,302	$2	$10,360	10,359,799
NORTHERN FUNDS QUARTERLY REPORT     119    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.0%
Financial Services – 0.0%
GAMCO Investors, Inc.,
(Step to 5.00% on 6/15/22), 4.00%, 6/15/23(1)	$10	$10
Total Corporate Bonds
(Cost $10)		10

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5%
Aerospace & Defense – 0.6%
AAR Corp.*	7,391	$288
Aerojet Rocketdyne Holdings, Inc.	14,560	681
AeroVironment, Inc.*	5,776	358
Astronics Corp.*	2,504	30
Astronics Corp., Class B*	3,668	44
Ducommun, Inc.*	3,254	152
Kaman Corp.	5,362	231
Kratos Defense & Security Solutions, Inc.*	17,968	349
Maxar Technologies, Inc.	886	26
Mercury Systems, Inc.*	9,546	526
Moog, Inc., Class A	5,037	408
National Presto Industries, Inc.	1,332	109
Park Aerospace Corp.	2,783	37
Parsons Corp.*	2,373	80
Vectrus, Inc.*	4,385	201
		3,520
Air Freight & Logistics – 0.2%
Air T, Inc.*	753	19
Atlas Air Worldwide Holdings, Inc.*	4,567	430
Forward Air Corp.	7,131	863
		1,312
Airlines – 0.3%
Allegiant Travel Co.*	3,217	602
Copa Holdings S.A., Class A*	6,525	539
Hawaiian Holdings, Inc.*	10,043	184
SkyWest, Inc.*	11,723	461
		1,786
Auto Components – 1.5%
Adient PLC*	17,391	833
American Axle & Manufacturing Holdings, Inc.*	7,068	66
Dana, Inc.	27,028	617
Dorman Products, Inc.*	7,116	804
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Auto Components – 1.5%continued
Fox Factory Holding Corp.*	7,732	$1,315
Gentherm, Inc.*	8,629	750
Goodyear Tire & Rubber (The) Co.*	55,642	1,186
LCI Industries	7,368	1,148
Modine Manufacturing Co.*	2,561	26
Motorcar Parts of America, Inc.*	5,230	89
Patrick Industries, Inc.	4,692	379
Standard Motor Products, Inc.	4,563	239
Stoneridge, Inc.*	4,709	93
Tenneco, Inc., Class A*	9,641	109
Visteon Corp.*	5,208	579
XPEL, Inc.*	3,049	208
		8,441
Automobiles – 0.1%
Winnebago Industries, Inc.	8,847	663
Workhorse Group, Inc.*	20,683	90
		753
Banks – 8.5%
1st Source Corp.	5,374	267
Allegiance Bancshares, Inc.	2,339	99
Amalgamated Financial Corp.	6,170	103
American National Bankshares, Inc.	2,604	98
Ameris Bancorp	14,292	710
Ames National Corp.	2,507	61
Arrow Financial Corp.	5,337	188
Associated Banc-Corp	22,141	500
Atlantic Union Bankshares Corp.	16,728	624
Banc of California, Inc.	6,556	129
BancFirst Corp.	4,513	318
Bancorp (The), Inc.*	7,140	181
Bank First Corp.	3,348	242
Bank of Hawaii Corp.	6,869	575
Bank of Marin Bancorp	3,624	135
Bank of NT Butterfield & Son (The) Ltd.	9,878	376
Bank of South Carolina Corp.	5,364	108
Bank7 Corp.	9,046	208
BankFinancial Corp.	1,787	19
BankUnited, Inc.	13,656	578
Bankwell Financial Group, Inc.	7,690	253
Banner Corp.	8,682	527
Bar Harbor Bankshares	1,937	56
BCB Bancorp, Inc.	508	8
Berkshire Bancorp, Inc.*	121	1

EQUITY FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Banks – 8.5%continued
Brookline Bancorp, Inc.	23,044	$373
Bryn Mawr Bank Corp.	3,498	157
Burke & Herbert Bank & Trust Co.	20	44
C&F Financial Corp.	467	24
Cadence Bank	35,390	1,054
Cambridge Bancorp	899	84
Camden National Corp.	3,943	190
Capital City Bank Group, Inc.	3,998	106
Cathay General Bancorp	16,098	692
CBTX, Inc.	3,740	108
Central Pacific Financial Corp.	675	19
CIT Group, Inc.	14,584	749
Citizens & Northern Corp.	774	20
City Holding Co.	3,893	318
Columbia Banking System, Inc.	13,283	435
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	9,630	717
Community Financial (The) Corp.	3,455	136
Community Trust Bancorp, Inc.	2,938	128
ConnectOne Bancorp, Inc.	2,356	77
Customers Bancorp, Inc.*	7,254	474
CVB Financial Corp.	20,872	447
Dime Community Bancshares, Inc.	4,651	163
Eagle Bancorp, Inc.	6,743	393
Eagle Financial Services, Inc.	100	3
Eastern Bankshares, Inc.	25,191	508
Enterprise Bancorp, Inc.	2,022	91
Enterprise Financial Services Corp.	5,503	259
Equity Bancshares, Inc., Class A	3,418	116
FB Financial Corp.	2,445	107
Financial Institutions, Inc.	4,428	141
Finward Bancorp	689	32
First Bancorp	7,850	359
First BanCorp (New York Exchange)	30,494	420
First Bancorp (The), Inc.	825	26
First Bancshares (The), Inc.	4,919	190
First Busey Corp.	11,491	312
First Commonwealth Financial Corp.	29,559	476
First Community Bankshares, Inc.	1,777	59
First Financial Bankshares, Inc.	27,923	1,420
First Financial Corp.	2,764	125
First Financial Northwest, Inc.	699	11
First Foundation, Inc.	5,309	132
First Hawaiian, Inc.	19,224	525
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Banks – 8.5%continued
First Internet Bancorp	1,662	$78
First Interstate BancSystem, Inc., Class A	10,052	409
First Merchants Corp.	10,676	447
First Mid Bancshares, Inc.	37	2
First Northwest Bancorp	521	11
First of Long Island (The) Corp.	3,635	78
First Savings Financial Group, Inc.	9,378	248
First United Corp.	7,959	150
Flushing Financial Corp.	4,414	107
FNB Corp.	59,010	716
Fulton Financial Corp.	29,237	497
German American Bancorp, Inc.	5,454	213
Glacier Bancorp, Inc.	19,238	1,091
Great Southern Bancorp, Inc.	1,715	102
Great Western Bancorp, Inc.	9,647	328
Hancock Whitney Corp.	17,099	855
Hanmi Financial Corp.	3,790	90
Hawthorn Bancshares, Inc.	1,401	36
Heartland Financial U.S.A., Inc.	5,911	299
Heritage Financial Corp.	8,306	203
Hilltop Holdings, Inc.	14,689	516
Home BancShares, Inc.	28,504	694
HomeTrust Bancshares, Inc.	1,342	42
Hope Bancorp, Inc.	22,426	330
Independent Bank Corp.	9,590	782
Independent Bank Group, Inc.	10,601	765
International Bancshares Corp.	12,561	532
Investar Holding Corp.	10,430	192
Investors Bancorp, Inc.	61,498	932
Lakeland Bancorp, Inc.	7,540	143
Lakeland Financial Corp.	4,841	388
Landmark Bancorp, Inc.	1,393	40
Malvern Bancorp, Inc.(2) *	9	—
Mercantile Bank Corp.	5,228	183
Metropolitan Bank Holding Corp.*	200	21
MidWestOne Financial Group, Inc.	564	18
National Bank Holdings Corp., Class A	6,425	282
National Bankshares, Inc.	1,755	64
NBT Bancorp, Inc.	10,737	414
Nicolet Bankshares, Inc.*	3,099	266
Northrim BanCorp, Inc.	1,649	72
Norwood Financial Corp.	1,084	28
OceanFirst Financial Corp.	9,536	212
OFG Bancorp	6,948	184

NORTHERN FUNDS QUARTERLY REPORT     121    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Banks – 8.5%continued
Ohio Valley Banc Corp.	745	$22
Old National Bancorp	28,039	508
Old Second Bancorp, Inc.	2,613	33
Pacific Premier Bancorp, Inc.	20,275	812
Park National Corp.	3,044	418
Peapack-Gladstone Financial Corp.	4,259	151
Penns Woods Bancorp, Inc.	150	3
Peoples Bancorp, Inc.	6,468	206
Peoples Financial Corp.	236	4
Peoples Financial Services Corp.	413	22
Preferred Bank	3,911	281
Primis Financial Corp.	669	10
QCR Holdings, Inc.	1,623	91
Renasant Corp.	12,295	467
Republic Bancorp, Inc., Class A	4,135	210
Republic First Bancorp, Inc.*	3,187	12
Sandy Spring Bancorp, Inc.	5,278	254
Seacoast Banking Corp. of Florida	10,821	383
ServisFirst Bancshares, Inc.	13,098	1,113
Shore Bancshares, Inc.	1,492	31
Sierra Bancorp	810	22
Silvergate Capital Corp., Class A*	3,315	491
Simmons First National Corp., Class A	14,678	434
Southern BancShares NC, Inc.	5	27
Southern First Bancshares, Inc.*	4,590	287
Southside Bancshares, Inc.	5,055	211
Spirit of Texas Bancshares, Inc.	4,719	136
Stock Yards Bancorp, Inc.	6,372	407
Texas Capital Bancshares, Inc.*	7,142	430
Tompkins Financial Corp.	3,473	290
Towne Bank	10,289	325
TriCo Bancshares	5,072	218
Triumph Bancorp, Inc.*	6,479	771
Trustmark Corp.	12,934	420
UMB Financial Corp.	8,869	941
Umpqua Holdings Corp.	32,483	625
Union Bankshares, Inc.	5,790	168
United Bancorp, Inc.	498	8
United Bankshares, Inc.	19,045	691
United Community Banks, Inc.	15,328	551
Univest Financial Corp.	5,330	159
Valley National Bancorp	58,734	808
Veritex Holdings, Inc.	8,287	330
Virginia National Bankshares Corp.	105	4
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Banks – 8.5%continued
Washington Trust Bancorp, Inc.	3,261	$184
WesBanco, Inc.	15,264	534
West BanCorp, Inc.	2,798	87
Westamerica BanCorp	6,194	358
		46,594
Beverages – 0.4%
Celsius Holdings, Inc.*	6,497	485
Coca-Cola Consolidated, Inc.	1,593	986
MGP Ingredients, Inc.	3,455	294
National Beverage Corp.	6,954	315
		2,080
Biotechnology – 5.6%
2seventy bio, Inc.*	3,756	96
89bio, Inc.*	7,277	95
Abeona Therapeutics, Inc.(2) *	1,200	—
Acumen Pharmaceuticals, Inc.*	1,062	7
ADMA Biologics, Inc.*	22,321	31
Adverum Biotechnologies, Inc.*	12,333	22
Affimed N.V.*	9,905	55
Akebia Therapeutics, Inc.*	24,361	55
Akero Therapeutics, Inc.*	4,153	88
Albireo Pharma, Inc.*	7,574	176
Alector, Inc.*	6,697	138
Alkermes PLC*	26,782	623
Allogene Therapeutics, Inc.*	11,402	170
Allovir, Inc.*	2,098	27
Altimmune, Inc.*	13,346	122
Amicus Therapeutics, Inc.*	63,001	728
AnaptysBio, Inc.*	11,208	389
Anavex Life Sciences Corp.*	11,604	201
Anika Therapeutics, Inc.*	5,546	199
Anixa Biosciences, Inc.*	3,567	11
Annexon, Inc.*	6,099	70
Applied Molecular Transport, Inc.*	6,595	92
Applied Therapeutics, Inc.*	1,808	16
Aprea Therapeutics, Inc.*	3,708	11
Aptevo Therapeutics, Inc.*	5,531	44
Arcus Biosciences, Inc.*	10,399	421
Arcutis Biotherapeutics, Inc.*	4,906	102
Ardelyx, Inc.*	9,301	10
Arena Pharmaceuticals, Inc.*	9,918	922
Arrowhead Pharmaceuticals, Inc.*	19,068	1,264
Assembly Biosciences, Inc.*	9,820	23

EQUITY FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Biotechnology – 5.6%continued
Astria Therapeutics, Inc.*	2,518	$14
Atara Biotherapeutics, Inc.*	11,811	186
Atreca, Inc., Class A*	4,377	13
Aurinia Pharmaceuticals, Inc.*	21,041	481
Avid Bioservices, Inc.*	9,337	272
Avidity Biosciences, Inc.*	4,917	117
Avrobio, Inc.*	4,449	17
Beyondspring, Inc.*	4,837	22
BioCryst Pharmaceuticals, Inc.*	8,762	121
Bioxcel Therapeutics, Inc.*	7,716	157
Bluebird Bio, Inc.*	11,269	113
Blueprint Medicines Corp.*	11,422	1,223
Calithera Biosciences, Inc.*	2,212	1
Calyxt, Inc.*	20,612	44
Capricor Therapeutics, Inc.*	23,578	69
CASI Pharmaceuticals, Inc.*	37,663	30
Catalyst Biosciences, Inc.*	17,459	16
Catalyst Pharmaceuticals, Inc.*	34,533	234
Celcuity, Inc.*	9,194	121
Celldex Therapeutics, Inc.*	5,217	202
Centogene N.V.*	5,190	27
Clovis Oncology, Inc.*	500	1
Coherus Biosciences, Inc.*	11,714	187
Concert Pharmaceuticals, Inc.*	20,813	66
Cortexyme, Inc.*	3,049	39
Crinetics Pharmaceuticals, Inc.*	4,837	137
Cue Biopharma, Inc.*	4,153	47
Curis, Inc.*	11,480	55
CytoDyn, Inc.*	102,526	101
Cytokinetics, Inc.*	12,074	550
Deciphera Pharmaceuticals, Inc.*	6,359	62
Denali Therapeutics, Inc.*	16,692	744
DermTech, Inc.*	7,118	112
DiaMedica Therapeutics, Inc.*	21,056	79
Dyadic International, Inc.*	16,460	74
Dynavax Technologies Corp.*	19,064	268
Eagle Pharmaceuticals, Inc.*	2,149	109
Eiger BioPharmaceuticals, Inc.*	20,040	104
Emergent BioSolutions, Inc.*	10,525	458
Enanta Pharmaceuticals, Inc.*	5,556	415
Esperion Therapeutics, Inc.*	11,646	58
Essa Pharma, Inc.*	4,375	62
Evelo Biosciences, Inc.*	9,413	57
FibroGen, Inc.*	13,821	195
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Biotechnology – 5.6%continued
Forma Therapeutics Holdings, Inc.*	2,747	$39
Frequency Therapeutics, Inc.*	4,098	21
G1 Therapeutics, Inc.*	11,767	120
Galmed Pharmaceuticals Ltd.(2) *	209	—
Geron Corp.*	7,700	9
GlycoMimetics, Inc.*	7,284	11
Gossamer Bio, Inc.*	8,008	91
Graphite Bio, Inc.*	9,037	112
Halozyme Therapeutics, Inc.*	23,574	948
Harpoon Therapeutics, Inc.*	5,932	45
Heron Therapeutics, Inc.*	7,810	71
Homology Medicines, Inc.*	10,336	38
Ideaya Biosciences, Inc.*	5,366	127
Imago Biosciences, Inc.*	5,449	129
Immatics N.V.*	10,233	138
ImmuCell Corp.*	2,514	20
Immuneering Corp., Class A*	567	9
Immunic, Inc.*	7,815	75
ImmunoGen, Inc.*	31,399	233
Inhibrx, Inc.*	2,948	129
Insmed, Inc.*	17,236	470
Intellia Therapeutics, Inc.*	11,263	1,332
Ironwood Pharmaceuticals, Inc.*	43,281	505
iTeos Therapeutics, Inc.*	1,485	69
IVERIC bio, Inc.*	14,486	242
KalVista Pharmaceuticals, Inc.*	18,655	247
Karyopharm Therapeutics, Inc.*	12,037	77
Keros Therapeutics, Inc.*	2,652	155
Kronos Bio, Inc.*	6,246	85
Krystal Biotech, Inc.*	3,094	216
Kura Oncology, Inc.*	17,730	248
La Jolla Pharmaceutical Co.*	1,889	9
Lexicon Pharmaceuticals, Inc.*	3,347	13
Ligand Pharmaceuticals, Inc.*	4,590	709
MacroGenics, Inc.*	10,996	177
Magenta Therapeutics, Inc.*	10,083	45
MannKind Corp.*	38,117	167
MediciNova, Inc.*	27,967	75
MeiraGTx Holdings PLC*	13,802	328
Merrimack Pharmaceuticals, Inc.*	261	1
Mersana Therapeutics, Inc.*	10,039	62
Merus N.V.*	12,616	401
MiMedx Group, Inc.*	16,968	103
Minerva Neurosciences, Inc.*	2,542	2

NORTHERN FUNDS QUARTERLY REPORT     123    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Biotechnology – 5.6%continued
Mirati Therapeutics, Inc.*	258	$38
Mirum Pharmaceuticals, Inc.*	13,541	216
Molecular Templates, Inc.*	13,891	54
Monopar Therapeutics, Inc.*	13,197	43
Morphic Holding, Inc.*	4,949	235
Myriad Genetics, Inc.*	20,081	554
Neoleukin Therapeutics, Inc.*	8,304	40
NeuroBo Pharmaceuticals, Inc.*	7,267	9
Nkarta, Inc.*	6,299	97
Northwest Biotherapeutics, Inc.*	102,918	72
Olema Pharmaceuticals, Inc.*	4,906	46
Omega Therapeutics, Inc.*	2,302	26
OPKO Health, Inc.*	94,237	453
Organogenesis Holdings, Inc.*	8,883	82
ORIC Pharmaceuticals, Inc.*	6,894	101
Oyster Point Pharma, Inc.*	3,410	62
PDL BioPharma, Inc.(3) *	24,608	62
Precision BioSciences, Inc.*	11,667	86
ProQR Therapeutics N.V.*	154	1
Protagonist Therapeutics, Inc.*	5,830	199
Protara Therapeutics, Inc.*	2,076	14
Prothena Corp. PLC*	9,209	455
Radius Health, Inc.*	8,494	59
RAPT Therapeutics, Inc.*	5,042	185
REGENXBIO, Inc.*	6,433	210
Repare Therapeutics, Inc.*	3,977	84
Replimune Group, Inc.*	8,500	230
Rezolute, Inc.*	11,535	55
Rhythm Pharmaceuticals, Inc.*	9,262	92
Rigel Pharmaceuticals, Inc.*	23,489	62
Rocket Pharmaceuticals, Inc.*	621	14
Sage Therapeutics, Inc.*	11,972	509
Sangamo Therapeutics, Inc.*	23,430	176
Savara, Inc.*	3,800	5
Shattuck Labs, Inc.*	4,508	38
Sierra Oncology, Inc.*	14,288	311
Sinovac Biotech Ltd.(4) *	1,587	—
Solid Biosciences, Inc.(2) *	61	—
Spectrum Pharmaceuticals, Inc.*	16,231	21
Spero Therapeutics, Inc.*	6,662	107
SpringWorks Therapeutics, Inc.*	8,616	534
Sutro Biopharma, Inc.*	2,807	42
Syndax Pharmaceuticals, Inc.*	12,635	277
TCR2 Therapeutics, Inc.*	14,692	68
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Biotechnology – 5.6%continued
Tenaya Therapeutics, Inc.*	6,645	$126
Ultragenyx Pharmaceutical, Inc.*	12,472	1,049
uniQure N.V.*	7,505	156
UroGen Pharma Ltd.*	7,653	73
Vanda Pharmaceuticals, Inc.*	10,706	168
Vaxart, Inc.*	13,350	84
Vaxcyte, Inc.*	5,701	136
VBI Vaccines, Inc.*	29,902	70
Vericel Corp.*	8,414	331
Viking Therapeutics, Inc.*	2,902	13
Viridian Therapeutics, Inc.*	8,353	165
Voyager Therapeutics, Inc.*	10,460	28
Windtree Therapeutics, Inc.*	14,087	23
X4 Pharmaceuticals, Inc.*	11,418	26
XBiotech, Inc.	6,970	78
Xenon Pharmaceuticals, Inc.*	8,453	264
XOMA Corp.*	8,660	181
ZIOPHARM Oncology, Inc.*	35,332	39
Zymeworks, Inc.*	7,795	128
		30,933
Building Products – 1.5%
AAON, Inc.	8,514	676
American Woodmark Corp.*	2,921	190
Apogee Enterprises, Inc.	6,986	336
Caesarstone Ltd.	6,170	70
Cornerstone Building Brands, Inc.*	262	4
CSW Industrials, Inc.	2,694	326
Gibraltar Industries, Inc.*	7,085	472
Griffon Corp.	10,835	309
Insteel Industries, Inc.	6,120	244
JELD-WEN Holding, Inc.*	13,490	356
Masonite International Corp.*	5,388	635
PGT Innovations, Inc.*	13,897	312
Quanex Building Products Corp.	6,083	151
Resideo Technologies, Inc.*	24,925	649
Simpson Manufacturing Co., Inc.	8,935	1,243
UFP Industries, Inc.	12,705	1,169
Zurn Water Solutions Corp.	21,363	778
		7,920
Capital Markets – 1.8%
Artisan Partners Asset Management, Inc., Class A	8,711	415
Associated Capital Group, Inc., Class A	2,828	122
B. Riley Financial, Inc.	1,727	153

EQUITY FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Capital Markets – 1.8%continued
BGC Partners, Inc., Class A	52,979	$246
Blucora, Inc.*	9,414	163
Cohen & Steers, Inc.	5,578	516
Cowen, Inc., Class A	291	11
Diamond Hill Investment Group, Inc.	948	184
Donnelley Financial Solutions, Inc.(2) *	1	—
Evercore, Inc., Class A	6,870	933
Federated Hermes, Inc.	17,133	644
Freedom Holding Corp.*	5,339	370
GAMCO Investors, Inc., Class A	5,069	127
Hamilton Lane, Inc., Class A	5,432	563
Hercules Capital, Inc.	22,011	365
Houlihan Lokey, Inc.	8,060	834
Main Street Capital Corp.	10,963	492
Moelis & Co., Class A	11,731	733
Piper Sandler Cos.	4,017	717
PJT Partners, Inc., Class A	4,546	337
Prospect Capital Corp.	51,627	434
Pzena Investment Management, Inc., Class A	4,621	44
Safeguard Scientifics, Inc.*	826	6
Saratoga Investment Corp.	4,223	124
Siebert Financial Corp.*	919	2
Sixth Street Specialty Lending, Inc.	10,111	237
StoneCastle Financial Corp.	3,639	79
StoneX Group, Inc.*	4,261	261
Victory Capital Holdings, Inc., Class A	12,435	454
Virtus Investment Partners, Inc.	1,187	353
Westwood Holdings Group, Inc.	496	8
WisdomTree Investments, Inc.	4,036	25
		9,952
Chemicals – 2.2%
Advanced Emissions Solutions, Inc.*	838	6
AdvanSix, Inc.	2,201	104
American Vanguard Corp.	4,002	66
Avient Corp.	16,042	898
Balchem Corp.	6,581	1,110
Cabot Corp.	11,634	654
Chase Corp.	2,575	256
Element Solutions, Inc.	33,466	813
Ferro Corp.*	12,102	264
FutureFuel Corp.	7,054	54
GCP Applied Technologies, Inc.*	9,787	310
H.B. Fuller Co.	13,178	1,067
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Chemicals – 2.2%continued
Hawkins, Inc.	8,250	$325
Ingevity Corp.*	8,478	608
Innospec, Inc.	4,935	446
Koppers Holdings, Inc.*	8,542	267
Kraton Corp.*	4,954	230
Kronos Worldwide, Inc.	700	11
Livent Corp.*	29,213	712
LSB Industries, Inc.(2) *	24	—
Minerals Technologies, Inc.	7,839	573
Orion Engineered Carbons S.A.*	8,740	160
Quaker Chemical Corp.	3,960	914
Sensient Technologies Corp.	9,158	916
Stepan Co.	4,987	620
Tredegar Corp.	6,521	77
Trinseo PLC	10,424	547
Tronox Holdings PLC, Class A	6,756	162
		12,170
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	12,892	527
ACCO Brands Corp.	20,762	171
Brady Corp., Class A	10,478	565
Brink's (The) Co.	9,921	651
Casella Waste Systems, Inc., Class A*	8,947	764
CECO Environmental Corp.*	206	1
Cimpress PLC*	5,283	378
CompX International, Inc.(2)	1	—
CoreCivic, Inc.*	22,505	224
Deluxe Corp.	7,361	236
Ennis, Inc.	4,775	93
Healthcare Services Group, Inc.	15,610	278
Heritage-Crystal Clean, Inc.*	508	16
HNI Corp.	8,343	351
Interface, Inc.	9,636	154
KAR Auction Services, Inc.*	26,692	417
Kimball International, Inc., Class B	3,682	38
Matthews International Corp., Class A	5,352	196
MillerKnoll, Inc.	16,542	648
NL Industries, Inc.	100	1
Pitney Bowes, Inc.	29,108	193
Quad/Graphics, Inc.*	254	1
R.R. Donnelley & Sons Co.(2) *	1	—
SP Plus Corp.*	4,529	128
Steelcase, Inc., Class A	17,115	201
Team, Inc.*	483	1

NORTHERN FUNDS QUARTERLY REPORT     125    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Commercial Services & Supplies – 1.7%continued
Tetra Tech, Inc.	11,596	$1,969
UniFirst Corp.	3,033	638
Viad Corp.*	4,561	195
Virco Mfg. Corp.*	1,676	5
VSE Corp.	4,716	287
		9,327
Communications Equipment – 1.1%
ADTRAN, Inc.	9,824	224
Applied Optoelectronics, Inc.*	5,804	30
AudioCodes Ltd.	5,523	192
Aviat Networks, Inc.*	2,996	96
BK Technologies Corp.	1,835	4
CalAmp Corp.*	2,461	17
Calix, Inc.*	6,758	540
Clearfield, Inc.*	4,684	395
CommScope Holding Co., Inc.*	37,663	416
Comtech Telecommunications Corp.	7,170	170
Digi International, Inc.*	9,001	221
EMCORE Corp.*	12,695	89
Extreme Networks, Inc.*	13,970	219
Harmonic, Inc.*	13,082	154
Infinera Corp.*	17,187	165
Inseego Corp.*	3,235	19
Ituran Location and Control Ltd.	4,071	109
KVH Industries, Inc.*	6,178	57
NETGEAR, Inc.*	5,981	175
NetScout Systems, Inc.*	14,721	487
PCTEL, Inc.*	14,020	79
Plantronics, Inc.*	6,954	204
Radware Ltd.*	7,520	313
Silicom Ltd.*	5,262	272
UTStarcom Holdings Corp.(2) *	1	—
Viasat, Inc.*	9,828	438
Viavi Solutions, Inc.*	40,274	710
		5,795
Construction & Engineering – 1.5%
API Group Corp.(5) *	31,157	803
Arcosa, Inc.	10,230	539
Argan, Inc.	4,104	159
Comfort Systems U.S.A., Inc.	10,092	998
Dycom Industries, Inc.*	5,758	540
EMCOR Group, Inc.	10,544	1,343
Fluor Corp.*	25,024	620
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Construction & Engineering – 1.5%continued
Granite Construction, Inc.	11,015	$426
Great Lakes Dredge & Dock Corp.*	4,135	65
IES Holdings, Inc.*	1,476	75
Matrix Service Co.*	3,570	27
MYR Group, Inc.*	3,319	367
Northwest Pipe Co.*	5,235	166
NV5 Global, Inc.*	2,756	381
Primoris Services Corp.	7,161	172
Sterling Construction Co., Inc.*	7,763	204
Tutor Perini Corp.*	2,067	26
WillScot Mobile Mini Holdings Corp.*	27,112	1,107
		8,018
Construction Materials – 0.2%
Summit Materials, Inc., Class A*	26,977	1,083
United States Lime & Minerals, Inc.	1,409	182
		1,265
Consumer Finance – 0.9%
Atlanticus Holdings Corp.*	1,361	97
Curo Group Holdings Corp.	193	3
Encore Capital Group, Inc.*	7,077	440
Enova International, Inc.*	5,073	208
EZCORP, Inc., Class A*	2,900	21
FirstCash Holdings, Inc.	8,309	622
Green Dot Corp., Class A*	11,622	421
LendingClub Corp.*	9,389	227
Navient Corp.	34,846	740
Nelnet, Inc., Class A	7,037	687
PRA Group, Inc.*	10,543	529
PROG Holdings, Inc.*	14,922	673
Regional Management Corp.	300	17
World Acceptance Corp.*	1,716	421
		5,106
Containers & Packaging – 0.3%
Greif, Inc., Class A	5,079	307
Myers Industries, Inc.	3,648	73
O-I Glass, Inc.*	23,511	283
Silgan Holdings, Inc.	11,649	499
TriMas Corp.	9,908	366
UFP Technologies, Inc.*	3,815	268
		1,796
Distributors – 0.0%
Weyco Group, Inc.	3,226	77

EQUITY FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Diversified Consumer Services – 0.7%
2U, Inc.*	11,932	$239
Adtalem Global Education, Inc.*	13,235	391
Afya Ltd., Class A*	17,646	277
American Public Education, Inc.*	5,334	119
Graham Holdings Co., Class B	960	605
Grand Canyon Education, Inc.*	7,690	659
Houghton Mifflin Harcourt Co.*	20,066	323
Laureate Education, Inc., Class A	20,753	254
Perdoceo Education Corp.*	9,982	117
Regis Corp.*	9,036	16
Strategic Education, Inc.	4,401	255
Stride, Inc.*	6,608	220
WW International, Inc.*	7,993	129
Zovio, Inc.(2) *	16	—
		3,604
Diversified Financial Services – 0.2%
A-Mark Precious Metals, Inc.	5,101	311
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,766	129
California First Leasing Corp.	1,558	28
Cannae Holdings, Inc.*	13,391	471
		939
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,005	294
ATN International, Inc.	2,889	115
Bandwidth, Inc., Class A*	3,251	233
Cogent Communications Holdings, Inc.	7,953	582
Consolidated Communications Holdings, Inc.*	12,083	90
IDT Corp., Class B*	5,201	230
Iridium Communications, Inc.*	21,876	903
Liberty Latin America Ltd., Class C*	16,292	186
LICT Corp.*	6	156
Telesat Corp.*	2,945	85
		2,874
Electric Utilities – 0.7%
ALLETE, Inc.	12,644	839
MGE Energy, Inc.	8,837	727
Otter Tail Corp.	10,738	767
PNM Resources, Inc.	15,192	693
Portland General Electric Co.	19,584	1,036
		4,062
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Electrical Equipment – 0.8%
Allied Motion Technologies, Inc.	4,380	$160
Atkore, Inc.*	9,262	1,030
AZZ, Inc.	4,963	275
Encore Wire Corp.	4,096	586
EnerSys	8,340	659
GrafTech International Ltd.	29,433	348
Powell Industries, Inc.	4,638	137
Preformed Line Products Co.	1,994	129
Thermon Group Holdings, Inc.*	3,319	56
TPI Composites, Inc.*	6,099	91
Ultralife Corp.*	846	5
Vicor Corp.*	6,126	778
		4,254
Electronic Equipment, Instruments & Components – 2.6%
Advanced Energy Industries, Inc.	6,971	635
Arlo Technologies, Inc.*	3,150	33
Avnet, Inc.	15,777	650
Badger Meter, Inc.	5,704	608
Bel Fuse, Inc., Class B	2,854	37
Belden, Inc.	7,441	489
Benchmark Electronics, Inc.	9,244	251
CTS Corp.	5,143	189
Daktronics, Inc.*	2,559	13
ePlus, Inc.*	10,288	554
Fabrinet*	8,222	974
FARO Technologies, Inc.*	3,753	263
Frequency Electronics, Inc.*	6,758	67
Hollysys Automation Technologies Ltd.*	9,246	130
II-VI, Inc.*	16,595	1,134
Insight Enterprises, Inc.*	9,112	971
Itron, Inc.*	8,857	607
Kimball Electronics, Inc.*	5,368	117
Knowles Corp.*	14,968	350
Methode Electronics, Inc.	7,243	356
nLight, Inc.*	11,607	278
Novanta, Inc.*	7,154	1,261
OSI Systems, Inc.*	5,442	507
PAR Technology Corp.*	3,629	191
PC Connection, Inc.	6,667	288
Plexus Corp.*	6,246	599
Rogers Corp.*	3,630	991
Sanmina Corp.*	13,470	558
ScanSource, Inc.*	4,800	168
TTM Technologies, Inc.*	12,856	192

NORTHERN FUNDS QUARTERLY REPORT     127    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Electronic Equipment, Instruments & Components – 2.6%continued
Vishay Intertechnology, Inc.	21,667	$474
Vishay Precision Group, Inc.*	6,945	258
Wayside Technology Group, Inc.	5,770	202
		14,395
Energy Equipment & Services – 0.8%
Bristow Group, Inc.*	6,760	214
Cactus, Inc., Class A	11,256	429
ChampionX Corp.*	33,160	670
Dawson Geophysical Co.*	16,436	38
DMC Global, Inc.*	5,585	221
Dril-Quip, Inc.*	6,539	129
ENGlobal Corp.*	6,201	8
Exterran Corp.*	8,734	26
Geospace Technologies Corp.*	9,097	61
Gulf Island Fabrication, Inc.*	5,334	22
Helix Energy Solutions Group, Inc.*	38,160	119
Helmerich & Payne, Inc.	18,091	429
MIND Technology, Inc.*	3,700	6
Nabors Industries Ltd.*	1,858	151
Natural Gas Services Group, Inc.*	6,526	68
NexTier Oilfield Solutions, Inc.*	21,313	76
Oceaneering International, Inc.*	17,607	199
Patterson-UTI Energy, Inc.	41,605	352
ProPetro Holding Corp.*	5,315	43
RPC, Inc.*	7,973	36
Solaris Oilfield Infrastructure, Inc., Class A	7,129	47
TechnipFMC PLC*	74,113	439
TETRA Technologies, Inc.*	12,106	34
Tidewater, Inc.*	9,460	101
Transocean Ltd.*	100,322	277
U.S. Silica Holdings, Inc.*	9,033	85
		4,280
Entertainment – 0.2%
IMAX Corp.*	6,960	124
Liberty Media Corp.-Liberty Braves, Class C*	20,339	572
Lions Gate Entertainment Corp., Class A*	13,669	228
LiveOne, Inc.*	5,784	7
Marcus (The) Corp.*	2,354	42
Reading International, Inc., Class A*	4,251	17
Sciplay Corp., Class A*	23,578	325
		1,315
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Equity Real Estate Investment Trusts – 6.3%
Acadia Realty Trust	16,922	$369
Agree Realty Corp.	10,445	745
Alexander & Baldwin, Inc.	12,703	319
Alexander's, Inc.	675	176
American Assets Trust, Inc.	8,841	332
American Finance Trust, Inc.	19,848	181
Apple Hospitality REIT, Inc.	41,368	668
Armada Hoffler Properties, Inc.	5,384	82
Bluerock Residential Growth REIT, Inc.	9,023	238
Braemar Hotels & Resorts, Inc.*	4,823	25
Brandywine Realty Trust	32,903	442
Broadstone Net Lease, Inc.	23,865	592
BRT Apartments Corp.	3,060	73
CareTrust REIT, Inc.	18,591	424
CatchMark Timber Trust, Inc., Class A	14,836	129
Cedar Realty Trust, Inc.	8,497	213
Centerspace	2,005	222
Chatham Lodging Trust*	6,946	95
CIM Commercial Trust Corp.	934	7
City Office REIT, Inc.	14,297	282
Community Healthcare Trust, Inc.	4,448	210
CorEnergy Infrastructure Trust, Inc.	1,462	5
CorePoint Lodging, Inc.*	12,266	193
Corporate Office Properties Trust	18,959	530
CTO Realty Growth, Inc.	3,955	243
DiamondRock Hospitality Co.*	43,889	422
DigitalBridge Group, Inc.*	88,195	735
Diversified Healthcare Trust	37,810	117
Easterly Government Properties, Inc.	13,897	318
EastGroup Properties, Inc.	7,544	1,719
Empire State Realty Trust, Inc., Class A	25,370	226
EPR Properties	12,463	592
Equity Commonwealth*	19,755	512
Essential Properties Realty Trust, Inc.	16,583	478
Four Corners Property Trust, Inc.	15,463	455
Franklin Street Properties Corp.	16,025	95
Getty Realty Corp.	7,316	235
Gladstone Commercial Corp.	7,214	186
Gladstone Land Corp.	15,568	526
Global Medical REIT, Inc.	9,766	173
Global Net Lease, Inc.	19,328	295
Healthcare Realty Trust, Inc.	28,169	891
Hersha Hospitality Trust*	8,591	79
Hudson Pacific Properties, Inc.	24,793	613

EQUITY FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Equity Real Estate Investment Trusts – 6.3%continued
Independence Realty Trust, Inc.	17,068	$441
Indus Realty Trust, Inc.	3,615	293
Industrial Logistics Properties Trust	11,002	276
Innovative Industrial Properties, Inc.	3,331	876
iStar, Inc.	18,471	477
JBG SMITH Properties	20,948	601
Kite Realty Group Trust	37,771	823
LTC Properties, Inc.	8,246	281
LXP Industrial Trust	44,784	700
Macerich (The) Co.	27,878	482
Monmouth Real Estate Investment Corp.	19,393	407
National Health Investors, Inc.	8,281	476
National Storage Affiliates Trust	11,121	770
NexPoint Residential Trust, Inc.	3,894	326
One Liberty Properties, Inc.	6,319	223
Outfront Media, Inc.	28,323	760
Pebblebrook Hotel Trust	25,326	567
Pennsylvania Real Estate Investment Trust(2) *	371	—
Physicians Realty Trust	37,247	701
Piedmont Office Realty Trust, Inc., Class A	23,603	434
Plymouth Industrial REIT, Inc.	5,859	187
PotlatchDeltic Corp.	12,820	772
Preferred Apartment Communities, Inc.	8,662	156
PS Business Parks, Inc.	4,010	738
Retail Opportunity Investments Corp.	21,774	427
Retail Value, Inc.	3,173	20
RLJ Lodging Trust	34,226	477
RPT Realty	16,207	217
Sabra Health Care REIT, Inc.	40,271	545
Saul Centers, Inc.	2,379	126
Service Properties Trust	32,177	283
SITE Centers Corp.	22,978	364
Sotherly Hotels, Inc.*	2,334	5
STAG Industrial, Inc.	27,858	1,336
Summit Hotel Properties, Inc.*	13,482	132
Sunstone Hotel Investors, Inc.*	44,683	524
Tanger Factory Outlet Centers, Inc.	15,238	294
Terreno Realty Corp.	13,566	1,157
UMH Properties, Inc.	8,454	231
Urban Edge Properties	21,578	410
Urstadt Biddle Properties, Inc., Class A	8,986	191
Veris Residential, Inc.*	14,792	272
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Equity Real Estate Investment Trusts – 6.3%continued
Washington Real Estate Investment Trust	14,745	$381
Whitestone REIT	10,730	109
		34,730
Food & Staples Retailing – 1.1%
Andersons (The), Inc.	4,166	161
BJ's Wholesale Club Holdings, Inc.*	20,270	1,358
Chefs' Warehouse (The), Inc.*	1,575	52
Grocery Outlet Holding Corp.*	14,584	412
Ingles Markets, Inc., Class A	5,769	498
Performance Food Group Co.*	28,644	1,315
PriceSmart, Inc.	4,320	316
Rite Aid Corp.*	8,565	126
SpartanNash Co.	7,251	187
Sprouts Farmers Market, Inc.*	25,358	753
United Natural Foods, Inc.*	7,327	360
Village Super Market, Inc., Class A	1,471	34
Weis Markets, Inc.	4,874	321
		5,893
Food Products – 1.3%
Adecoagro S.A.*	1,368	10
Alico, Inc.	6,440	238
B&G Foods, Inc.	13,863	426
Bridgford Foods Corp.*	3,905	45
Calavo Growers, Inc.	2,990	127
Cal-Maine Foods, Inc.	7,729	286
Farmer Bros. Co.*	6,412	48
Fresh Del Monte Produce, Inc.	4,310	119
Hain Celestial Group (The), Inc.*	14,054	599
Hostess Brands, Inc.*	25,018	511
J&J Snack Foods Corp.	3,505	554
John B. Sanfilippo & Son, Inc.	1,422	128
Lancaster Colony Corp.	4,081	676
Landec Corp.*	3,059	34
Sanderson Farms, Inc.	4,624	884
Seaboard Corp.	133	523
Seneca Foods Corp., Class A*	3,840	184
Simply Good Foods (The) Co.*	17,069	710
Tootsie Roll Industries, Inc.	10,913	395
TreeHouse Foods, Inc.*	8,618	349
		6,846
Gas Utilities – 0.9%
Chesapeake Utilities Corp.	4,470	652
New Jersey Resources Corp.	20,889	857

NORTHERN FUNDS QUARTERLY REPORT     129    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Gas Utilities – 0.9%continued
Northwest Natural Holding Co.	8,011	$391
ONE Gas, Inc.	12,021	933
RGC Resources, Inc.	921	21
South Jersey Industries, Inc.	20,594	538
Southwest Gas Holdings, Inc.	12,123	849
Spire, Inc.	11,838	772
		5,013
Health Care Equipment & Supplies – 3.7%
Accelerate Diagnostics, Inc.*	10,517	55
Accuray, Inc.*	1,300	6
Alphatec Holdings, Inc.*	18,668	213
AngioDynamics, Inc.*	11,304	312
Apollo Endosurgery, Inc.*	48,090	405
Apyx Medical Corp.*	4,253	55
AtriCure, Inc.*	10,508	731
Atrion Corp.	263	185
Avanos Medical, Inc.*	12,640	438
Axogen, Inc.*	6,232	58
Axonics, Inc.*	8,126	455
Bellerophon Therapeutics, Inc.*	7,859	24
Beyond Air, Inc.*	14,828	140
BioLife Solutions, Inc.*	10,867	405
BioSig Technologies, Inc.*	9,491	21
Bioventus, Inc., Class A*	5,162	75
Cardiovascular Systems, Inc.*	12,577	236
Cerus Corp.*	49,955	340
Chembio Diagnostics, Inc.*	13,839	16
CONMED Corp.	6,040	856
CryoLife, Inc.*	9,324	190
CryoPort, Inc.*	5,949	352
Cutera, Inc.*	7,818	323
Daxor Corp.(2) *	37	—
Electromed, Inc.*	5,043	66
Establishment Labs Holdings, Inc.*	5,022	339
FONAR Corp.*	9,642	144
Glaukos Corp.*	7,237	322
Haemonetics Corp.*	8,175	434
Heska Corp.*	4,138	755
ICU Medical, Inc.*	3,216	763
Inari Medical, Inc.*	5,495	502
Inmode Ltd.*	12,652	893
Inogen, Inc.*	2,735	93
Integer Holdings Corp.*	8,177	700
Intersect ENT, Inc.*	9,069	248
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Health Care Equipment & Supplies – 3.7%continued
IntriCon Corp.*	13,185	$213
Invacare Corp.*	14,461	39
iRadimed Corp.*	7,647	353
Kewaunee Scientific Corp.*	2,502	32
Lantheus Holdings, Inc.*	13,187	381
LeMaitre Vascular, Inc.	10,133	509
LENSAR, Inc.*	1,867	11
LivaNova PLC*	10,096	883
Meridian Bioscience, Inc.*	14,023	286
Merit Medical Systems, Inc.*	13,220	824
Mesa Laboratories, Inc.	817	268
Natus Medical, Inc.*	6,973	166
Neogen Corp.*	20,612	936
NuVasive, Inc.*	9,445	496
OraSure Technologies, Inc.*	18,029	157
Orthofix Medical, Inc.*	6,523	203
OrthoPediatrics Corp.*	3,161	189
Pro-Dex, Inc.*	5,339	128
Pulse Biosciences, Inc.*	17,697	262
Retractable Technologies, Inc.*	17,052	118
Rockwell Medical, Inc.*	5,100	2
SeaSpine Holdings Corp.*	17,104	233
Semler Scientific, Inc.*	3,949	362
SI-BONE, Inc.*	6,604	147
Sientra, Inc.(2) *	113	—
SmileDirectClub, Inc.*	21,260	50
STAAR Surgical Co.*	8,673	792
Surgalign Holdings, Inc.*	4,038	3
Surmodics, Inc.*	5,429	261
Tactile Systems Technology, Inc.*	1,991	38
TransMedics Group, Inc.*	9,992	191
Utah Medical Products, Inc.	3,298	330
Vapotherm, Inc.*	3,263	68
Varex Imaging Corp.*	6,055	191
ViewRay, Inc.*	21,928	121
Zynex, Inc.*	8,968	89
		20,482
Health Care Providers & Services – 3.5%
1Life Healthcare, Inc.*	19,490	342
Acadia Healthcare Co., Inc.*	14,810	899
Addus HomeCare Corp.*	4,020	376
AMN Healthcare Services, Inc.*	10,115	1,237
Apollo Medical Holdings, Inc.*	9,758	717
Brookdale Senior Living, Inc.*	40,343	208

EQUITY FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Health Care Providers & Services – 3.5%continued
CareMax, Inc.*	13,024	$100
Castle Biosciences, Inc.*	2,669	114
Clover Health Investments Corp.*	66,876	249
Community Health Systems, Inc.*	20,815	277
CorVel Corp.*	5,123	1,066
Covetrus, Inc.*	21,408	428
Cross Country Healthcare, Inc.*	13,345	371
Cryo-Cell International, Inc.*	750	9
Ensign Group (The), Inc.	12,711	1,067
Enzo Biochem, Inc.*	7,284	23
Five Star Senior Living, Inc.*	3,314	10
Fulgent Genetics, Inc.*	6,228	627
Global Cord Blood Corp.*	6,346	27
Hanger, Inc.*	6,922	126
HealthEquity, Inc.*	12,814	567
Joint (The) Corp.*	3,837	252
LHC Group, Inc.*	5,763	791
Magellan Health, Inc.*	6,644	631
ModivCare, Inc.*	3,434	509
National HealthCare Corp.	4,345	295
National Research Corp.	3,538	147
Ontrak, Inc.*	6,150	39
Option Care Health, Inc.*	20,876	594
Owens & Minor, Inc.	10,071	438
Patterson Cos., Inc.	23,245	682
Pennant Group (The), Inc.*	5,367	124
PetIQ, Inc.*	7,148	162
Premier, Inc., Class A	12,313	507
Progyny, Inc.*	10,474	527
R1 RCM, Inc.*	20,406	520
RadNet, Inc.*	9,282	280
Select Medical Holdings Corp.	24,358	716
Sonida Senior Living, Inc.*	35	1
Surgery Partners, Inc.*	12,793	683
Tenet Healthcare Corp.*	20,533	1,677
Tivity Health, Inc.*	10,251	271
Triple-S Management Corp.*	10,601	378
U.S. Physical Therapy, Inc.	3,436	328
		19,392
Health Care Technology – 1.1%
Allscripts Healthcare Solutions, Inc.*	36,281	669
American Well Corp., Class A*	32,483	196
CareCloud, Inc.*	13,493	85
Computer Programs and Systems, Inc.*	9,221	270
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Health Care Technology – 1.1%continued
Evolent Health, Inc., Class A*	20,075	$556
HealthStream, Inc.*	4,785	126
Inspire Medical Systems, Inc.*	4,189	964
Multiplan Corp.*	64,732	287
NextGen Healthcare, Inc.*	11,447	204
Omnicell, Inc.*	9,374	1,691
OptimizeRx Corp.*	5,220	324
Phreesia, Inc.*	2,473	103
Simulations Plus, Inc.	4,666	221
Tabula Rasa HealthCare, Inc.*	4,153	62
Vocera Communications, Inc.*	6,863	445
		6,203
Hotels, Restaurants & Leisure – 1.9%
Arcos Dorados Holdings, Inc., Class A*	37,841	221
BBQ Holdings, Inc.*	174	3
Biglari Holdings, Inc., Class B*	860	123
BJ's Restaurants, Inc.*	5,545	192
Brinker International, Inc.*	5,700	209
Carrols Restaurant Group, Inc.	300	1
Chuy's Holdings, Inc.*	2,743	83
Cracker Barrel Old Country Store, Inc.	5,094	655
Dave & Buster's Entertainment, Inc.*	10,795	414
Denny's Corp.*	15,386	246
Despegar.com Corp.*	7,242	71
Dine Brands Global, Inc.	2,219	168
Drive Shack, Inc.*	8,625	12
El Pollo Loco Holdings, Inc.(2) *	15	—
Everi Holdings, Inc.*	12,087	258
Fiesta Restaurant Group, Inc.*	1,335	15
Golden Entertainment, Inc.*	1,684	85
Hilton Grand Vacations, Inc.*	14,752	769
International Game Technology PLC	15,517	449
Jack in the Box, Inc.	4,405	385
Monarch Casino & Resort, Inc.*	932	69
Nathan's Famous, Inc.	1,507	88
Papa John's International, Inc.	5,135	685
Red Robin Gourmet Burgers, Inc.*	4,400	73
Red Rock Resorts, Inc., Class A	12,296	676
Ruth's Hospitality Group, Inc.*	3,046	61
Scientific Games Corp.*	16,135	1,078
Shake Shack, Inc., Class A*	4,879	352
Texas Roadhouse, Inc.	13,167	1,175
Town Sports International Holdings, Inc.(2) *	2,621	—

NORTHERN FUNDS QUARTERLY REPORT     131    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Hotels, Restaurants & Leisure – 1.9%continued
Travel + Leisure Co.	15,550	$859
Wingstop, Inc.	5,688	983
		10,458
Household Durables – 1.9%
Beazer Homes U.S.A., Inc.*	5,187	120
Cavco Industries, Inc.*	1,953	620
Century Communities, Inc.	3,721	304
Ethan Allen Interiors, Inc.	4,433	117
Flexsteel Industries, Inc.	4,687	126
GoPro, Inc., Class A*	15,619	161
Hamilton Beach Brands Holding Co., Class A	2,899	42
Helen of Troy Ltd.*	4,955	1,211
Hooker Furnishings Corp.	1,660	39
Installed Building Products, Inc.	4,791	669
iRobot Corp.*	5,884	388
KB Home	16,240	726
La-Z-Boy, Inc.	9,887	359
LGI Homes, Inc.*	4,276	661
Lifetime Brands, Inc.	587	9
M/I Homes, Inc.*	4,233	263
MDC Holdings, Inc.	11,995	670
Meritage Homes Corp.*	6,707	819
Nobility Homes, Inc.	876	29
Skyline Champion Corp.*	10,583	836
Sonos, Inc.*	17,546	523
Taylor Morrison Home Corp.*	24,700	863
Tri Pointe Homes, Inc.*	23,744	662
Universal Electronics, Inc.*	3,746	153
VOXX International Corp.*	1,446	15
		10,385
Household Products – 0.5%
Central Garden & Pet Co.*	200	11
Central Garden & Pet Co., Class A*	7,970	381
Energizer Holdings, Inc.	11,269	452
Oil-Dri Corp. of America	3,095	101
Spectrum Brands Holdings, Inc.	9,998	1,017
WD-40 Co.	2,758	675
		2,637
Independent Power & Renewable Electricity Producers – 0.3%
Atlantica Sustainable Infrastructure PLC	19,357	692
Brookfield Renewable Corp., Class A	8,309	306
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Independent Power & Renewable Electricity Producers – 0.3%continued
Clearway Energy, Inc., Class A	1,131	$38
Clearway Energy, Inc., Class C	17,743	639
		1,675
Insurance – 2.0%
Ambac Financial Group, Inc.*	8,441	136
American Equity Investment Life Holding Co.	21,966	855
AMERISAFE, Inc.	3,533	190
Argo Group International Holdings Ltd.	9,753	567
Assured Guaranty Ltd.	10,739	539
Atlantic American Corp.	6,792	17
Brighthouse Financial, Inc.*	12,728	659
Citizens, Inc.*	6,196	33
CNO Financial Group, Inc.	40,830	973
Donegal Group, Inc., Class A	5,400	77
Employers Holdings, Inc.	9,617	398
Enstar Group Ltd.*	1,757	435
Genworth Financial, Inc., Class A*	70,088	284
Greenlight Capital Re Ltd., Class A*	14,699	115
Independence Holding Co.	4,586	260
Investors Title Co.	692	137
Kansas City Life Insurance Co.	1,868	79
Kinsale Capital Group, Inc.	3,907	930
MBIA, Inc.*	19,856	314
Mercury General Corp.	4,489	238
National Western Life Group, Inc., Class A	957	205
Palomar Holdings, Inc.*	3,708	240
ProAssurance Corp.	13,273	336
RLI Corp.	8,246	924
Safety Insurance Group, Inc.	2,567	218
Selective Insurance Group, Inc.	11,377	932
SiriusPoint Ltd.*	15,911	129
SiriusPoint Ltd. (OTC US Exchange)*	463	3
State Auto Financial Corp.	4,840	250
Stewart Information Services Corp.	3,179	254
United Fire Group, Inc.	4,671	108
Universal Insurance Holdings, Inc.	4,946	84
White Mountains Insurance Group Ltd.	157	159
		11,078
Interactive Media & Services – 0.3%
Cargurus, Inc.*	16,036	539
Cars.com, Inc.*	6,293	101

EQUITY FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Interactive Media & Services – 0.3%continued
EverQuote, Inc., Class A*	4,662	$73
Liberty TripAdvisor Holdings, Inc., Class A*	6,201	14
QuinStreet, Inc.*	17,418	317
Travelzoo*	5,357	51
Yelp, Inc.*	16,153	585
		1,680
Internet & Direct Marketing Retail – 0.3%
1-800-Flowers.com, Inc., Class A*	8,770	205
Liquidity Services, Inc.*	5,236	116
Overstock.com, Inc.*	4,821	284
PetMed Express, Inc.	4,787	121
Quotient Technology, Inc.*	6,947	51
Revolve Group, Inc.*	12,198	684
Shutterstock, Inc.	1,341	149
		1,610
IT Services – 1.3%
Actua Corp.(4) *	8,828	—
BM Technologies, Inc.*	1,134	10
Brightcove, Inc.*	9,262	95
Cass Information Systems, Inc.	3,083	121
Computer Services, Inc.	4,050	215
Computer Task Group, Inc.*	140	1
Conduent, Inc.*	28,170	150
CSG Systems International, Inc.	7,734	446
EVERTEC, Inc.	11,695	585
Evo Payments, Inc., Class A*	7,818	200
ExlService Holdings, Inc.*	6,300	912
GTT Communications, Inc.(2) *	16,079	—
Hackett Group (The), Inc.	10,003	205
I3 Verticals, Inc., Class A*	4,071	93
Information Services Group, Inc.	11,023	84
LiveRamp Holdings, Inc.*	10,341	496
Maximus, Inc.	15,859	1,264
Perficient, Inc.*	8,149	1,054
StarTek, Inc.*	835	4
Switch, Inc., Class A	6,344	182
TTEC Holdings, Inc.	4,282	388
Tucows, Inc., Class A*	1,705	143
Unisys Corp.*	4,568	94
Verra Mobility Corp.*	25,950	400
		7,142
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Leisure Products – 0.4%
Acushnet Holdings Corp.	6,673	$354
American Outdoor Brands, Inc.*	2,656	53
Callaway Golf Co.*	16,842	462
Clarus Corp.	5,413	150
Escalade, Inc.	5,211	82
Johnson Outdoors, Inc., Class A	3,349	314
Malibu Boats, Inc., Class A*	4,004	275
Marine Products Corp.	7,809	98
Sturm Ruger & Co., Inc.	2,776	189
		1,977
Life Sciences Tools & Services – 0.5%
Alpha Teknova, Inc.*	2,185	45
Champions Oncology, Inc.*	4,406	35
Codexis, Inc.*	10,004	313
Cytek Biosciences, Inc.*	4,089	67
Fluidigm Corp.*	16,180	64
Harvard Bioscience, Inc.*	17,208	121
Medpace Holdings, Inc.*	5,623	1,224
Nautilus Biotechnology, Inc.*	20,067	104
NeoGenomics, Inc.*	20,087	685
Personalis, Inc.*	7,563	108
Rapid Micro Biosystems, Inc., Class A*	2,571	27
Singular Genomics Systems, Inc.*	8,383	97
		2,890
Machinery – 3.8%
Alamo Group, Inc.	2,352	346
Albany International Corp., Class A	6,461	571
Altra Industrial Motion Corp.	14,397	742
Astec Industries, Inc.	5,770	400
Barnes Group, Inc.	11,794	549
Chart Industries, Inc.*	8,786	1,401
CIRCOR International, Inc.*	2,467	67
Columbus McKinnon Corp.	3,276	152
Conrad Industries, Inc.*	100	1
Douglas Dynamics, Inc.	4,546	178
Eastern (The) Co.	1,665	42
Enerpac Tool Group Corp.	12,541	254
EnPro Industries, Inc.	4,031	444
ESCO Technologies, Inc.	5,707	514
Evoqua Water Technologies Corp.*	14,958	699
Federal Signal Corp.	16,085	697
Franklin Electric Co., Inc.	9,583	906
Gorman-Rupp (The) Co.	6,591	294

NORTHERN FUNDS QUARTERLY REPORT     133    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Machinery – 3.8%continued
Graham Corp.	2,512	$31
Greenbrier (The) Cos., Inc.	5,159	237
Helios Technologies, Inc.	4,001	421
Hillenbrand, Inc.	14,638	761
Hurco Cos., Inc.	1,123	33
Hyster-Yale Materials Handling, Inc.	2,391	98
John Bean Technologies Corp.	6,139	943
Kadant, Inc.	1,968	454
Kennametal, Inc.	17,894	643
L.B. Foster Co., Class A*	1,584	22
Lindsay Corp.	2,080	316
Meritor, Inc.*	17,189	426
Miller Industries, Inc.	3,185	106
Mueller Industries, Inc.	11,880	705
Mueller Water Products, Inc., Class A	34,105	491
Omega Flex, Inc.	1,628	207
Proto Labs, Inc.*	5,696	292
RBC Bearings, Inc.*	4,972	1,004
Shyft Group (The), Inc.	3,505	172
SPX Corp.*	10,850	648
SPX FLOW, Inc.	10,114	875
Standex International Corp.	4,170	461
Taylor Devices, Inc.*	1,662	18
Tennant Co.	4,016	325
Terex Corp.	11,376	500
Titan International, Inc.*	11,906	131
Trinity Industries, Inc.	19,172	579
Twin Disc, Inc.*	356	4
Wabash National Corp.	6,758	132
Watts Water Technologies, Inc., Class A	6,124	1,189
Welbilt, Inc.*	21,182	504
		20,985
Marine – 0.6%
Atlas Corp.	45,080	639
Danaos Corp.	3,686	275
Golden Ocean Group Ltd.	21,714	202
Kirby Corp.*	10,341	614
Matson, Inc.	10,504	946
Star Bulk Carriers Corp.	17,978	408
		3,084
Media – 0.9%
AMC Networks, Inc., Class A*	7,970	275
Boston Omaha Corp., Class A(2) *	1	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Media – 0.9%continued
comScore, Inc.*	11,616	$39
Cumulus Media, Inc., Class A*	300	3
Daily Journal Corp.*	332	118
EW Scripps (The) Co., Class A*	9,722	188
Gannett Co., Inc.*	12,191	65
Gray Television, Inc.	23,772	479
iHeartMedia, Inc., Class A*	18,296	385
John Wiley & Sons, Inc., Class A	9,645	552
Magnite, Inc.*	12,159	213
Marchex, Inc., Class B(2) *	179	—
Nexstar Media Group, Inc., Class A	6,603	997
Saga Communications, Inc., Class A	1,396	34
Scholastic Corp.	7,170	287
Sinclair Broadcast Group, Inc., Class A	11,464	303
TechTarget, Inc.*	4,387	420
TEGNA, Inc.	41,593	772
		5,130
Metals & Mining – 1.2%
Alpha Metallurgical Resources, Inc.*	4,298	262
Arconic Corp.*	19,490	643
Carpenter Technology Corp.	11,479	335
Coeur Mining, Inc.*	48,365	244
Commercial Metals Co.	23,737	861
Compass Minerals International, Inc.	8,874	453
Constellium S.E.*	27,720	496
Ferroglobe PLC*	22,656	141
Ferroglobe Representation & Warranty Insurance Trust(4) *	9,916	—
Fortitude Gold Corp.	2,348	16
Gold Resource Corp.	8,089	13
Haynes International, Inc.	2,371	96
Hecla Mining Co.	66,955	349
Kaiser Aluminum Corp.	3,022	284
Materion Corp.	7,084	651
McEwen Mining, Inc.*	23,720	21
Nexa Resources S.A.	22,291	175
Olympic Steel, Inc.	3,230	76
Schnitzer Steel Industries, Inc., Class A	2,938	153
Synalloy Corp.*	108	2
Warrior Met Coal, Inc.	12,211	314
Worthington Industries, Inc.	12,528	685
		6,270
Mortgage Real Estate Investment Trusts – 0.9%
ACRES Commercial Realty Corp.*	136	2

EQUITY FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Mortgage Real Estate Investment Trusts – 0.9%continued
Apollo Commercial Real Estate Finance, Inc.	33,215	$437
Arbor Realty Trust, Inc.	25,986	476
Arlington Asset Investment Corp., Class A(2) *	10	—
ARMOUR Residential REIT, Inc.	7,473	73
Blackstone Mortgage Trust, Inc., Class A	25,462	780
BrightSpire Capital, Inc.	11,919	122
Chimera Investment Corp.	34,994	528
Dynex Capital, Inc.	3,644	61
Ellington Residential Mortgage REIT	540	6
Franklin BSP Realty Trust, Inc.	8,829	132
Granite Point Mortgage Trust, Inc.	6,103	72
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,821	734
Invesco Mortgage Capital, Inc.	23,185	65
Ladder Capital Corp.	27,383	328
New Residential Investment Corp.	63,772	683
New York Mortgage Trust, Inc.	46,078	171
Ready Capital Corp.	4,562	71
Redwood Trust, Inc.	11,649	154
Two Harbors Investment Corp.	34,195	197
Western Asset Mortgage Capital Corp.	1,107	2
		5,094
Multiline Retail – 0.4%
Big Lots, Inc.	8,945	403
Dillard's, Inc., Class A	1,538	377
Macy's, Inc.	57,623	1,508
		2,288
Multi-Utilities – 0.3%
Avista Corp.	13,954	593
NorthWestern Corp.	11,879	679
Unitil Corp.	3,654	168
		1,440
Oil, Gas & Consumable Fuels – 2.9%
Adams Resources & Energy, Inc.	4,747	132
Alto Ingredients, Inc.*	9,940	48
Antero Resources Corp.*	31,288	548
Arch Resources, Inc.	2,367	216
Ardmore Shipping Corp.*	23,527	80
California Resources Corp.	13,789	589
Callon Petroleum Co.*	4,557	215
Chesapeake Energy Corp.	16,175	1,044
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Oil, Gas & Consumable Fuels – 2.9%continued
Civitas Resources, Inc.	2,275	$111
Clean Energy Fuels Corp.*	14,369	88
CNX Resources Corp.*	27,300	375
Comstock Resources, Inc.*	9,230	75
CONSOL Energy, Inc.*	5,414	123
Crescent Energy, Inc., Class A*	2,204	28
CVR Energy, Inc.	7,398	124
Delek U.S. Holdings, Inc.*	12,219	183
Denbury, Inc.*	8,220	630
DHT Holdings, Inc.	35,919	186
Dorian LPG Ltd.	1,334	17
Earthstone Energy, Inc., Class A*	13,429	147
Equitrans Midstream Corp.	66,784	691
Evolution Petroleum Corp.	17,822	90
Frontline Ltd.*	29,617	209
Golar LNG Ltd.*	22,893	284
Green Plains, Inc.*	15,960	555
Gulfport Energy Corp.*	1,795	129
Hallador Energy Co.*	12,397	30
HighPeak Energy, Inc.	8,830	129
International Seaways, Inc.	10,211	150
Kosmos Energy Ltd.*	67,263	233
Laredo Petroleum, Inc.*	2,802	168
Magnolia Oil & Gas Corp., Class A	22,804	430
Matador Resources Co.	18,031	666
Murphy Oil Corp.	25,060	654
NACCO Industries, Inc., Class A	2,782	101
Navigator Holdings Ltd.*	15,734	140
Nordic American Tankers Ltd.	13,985	24
Northern Oil and Gas, Inc.	3,671	76
Overseas Shipholding Group, Inc., Class A*	8,366	16
Ovintiv, Inc.	42,486	1,432
Par Pacific Holdings, Inc.*	304	5
PBF Energy, Inc., Class A*	16,608	215
PDC Energy, Inc.	16,003	781
Peabody Energy Corp.*	5,607	56
PrimeEnergy Resources Corp.*	1,558	108
Range Resources Corp.*	36,773	656
Ranger Oil Corp., Class A*	5,205	140
REX American Resources Corp.*	4,001	384
Riviera Resources, Inc.(4) *	6,246	—
Scorpio Tankers, Inc.	12,831	164
SFL Corp. Ltd.	20,985	171

NORTHERN FUNDS QUARTERLY REPORT     135    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Oil, Gas & Consumable Fuels – 2.9%continued
SM Energy Co.	14,056	$414
Southwestern Energy Co.*	109,090	508
Teekay Corp.*	6,791	21
Teekay Tankers Ltd., Class A*	1,000	11
Uranium Energy Corp.*	4,700	16
VAALCO Energy, Inc.*	15,452	50
Voc Energy Trust	2,500	12
W&T Offshore, Inc.*	42,508	137
Whiting Petroleum Corp.*	6,497	420
World Fuel Services Corp.	12,628	334
		15,769
Paper & Forest Products – 0.2%
Clearwater Paper Corp.*	3,700	136
Glatfelter Corp.	7,954	137
Neenah, Inc.	5,006	232
Resolute Forest Products, Inc.	12,015	183
Schweitzer-Mauduit International, Inc.	9,250	277
Verso Corp., Class A	8,126	219
		1,184
Personal Products – 0.5%
Edgewell Personal Care Co.	11,083	507
Inter Parfums, Inc.	3,670	392
Mannatech, Inc.	3,951	152
Medifast, Inc.	3,802	796
Natural Alternatives International, Inc.*	729	9
Nature's Sunshine Products, Inc.	3,623	67
Nu Skin Enterprises, Inc., Class A	13,780	699
United-Guardian, Inc.	502	8
USANA Health Sciences, Inc.*	2,359	239
		2,869
Pharmaceuticals – 1.4%
Aerie Pharmaceuticals, Inc.*	6,793	48
Amneal Pharmaceuticals, Inc.*	35,482	170
Amphastar Pharmaceuticals, Inc.*	12,766	297
ANI Pharmaceuticals, Inc.*	3,586	165
Arvinas, Inc.*	279	23
ATAI Life Sciences N.V.*	25,330	193
Atea Pharmaceuticals, Inc.*	10,454	93
Axsome Therapeutics, Inc.*	4,518	171
Baudax Bio, Inc.*	5,890	1
BioDelivery Sciences International, Inc.*	2,711	8
Cara Therapeutics, Inc.*	10,431	127
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Pharmaceuticals – 1.4%continued
Cassava Sciences, Inc.*	1,169	$51
Collegium Pharmaceutical, Inc.*	15,797	295
Corcept Therapeutics, Inc.*	29,900	592
CorMedix, Inc.*	3,180	14
Cumberland Pharmaceuticals, Inc.*	232	1
Eloxx Pharmaceuticals, Inc.*	700	1
Endo International PLC*	34,020	128
Evofem Biosciences, Inc.*	2,852	1
Fulcrum Therapeutics, Inc.*	5,339	94
Harmony Biosciences Holdings, Inc.*	3,588	153
Harrow Health, Inc.*	16,905	146
Innoviva, Inc.*	27,378	472
Intra-Cellular Therapies, Inc.*	13,370	700
Kala Pharmaceuticals, Inc.*	7,415	9
Kaleido Biosciences, Inc.*	14,235	34
Lannett Co., Inc.*	16,617	27
Mallinckrodt PLC*	9,730	1
Nektar Therapeutics*	28,948	391
Ocular Therapeutix, Inc.*	395	3
Omeros Corp.*	15,724	101
Opiant Pharmaceuticals, Inc.*	10,056	338
Optinose, Inc.(2) *	249	—
Oramed Pharmaceuticals, Inc.*	4,253	61
Otonomy, Inc.*	400	1
Pacira BioSciences, Inc.*	11,513	693
Paratek Pharmaceuticals, Inc.*	11,893	53
Phibro Animal Health Corp., Class A	9,579	196
Prestige Consumer Healthcare, Inc.*	12,374	751
Provention Bio, Inc.*	8,304	47
Relmada Therapeutics, Inc.*	2,076	47
Satsuma Pharmaceuticals, Inc.*	3,331	15
scPharmaceuticals, Inc.*	12,604	63
Supernus Pharmaceuticals, Inc.*	9,929	290
Taro Pharmaceutical Industries Ltd.*	7,637	383
Universal Stainless & Alloy Products, Inc.*	1,504	12
Verrica Pharmaceuticals, Inc.*	8,008	73
WaVe Life Sciences Ltd.*	5,323	17
Zogenix, Inc.*	9,037	147
Zynerba Pharmaceuticals, Inc.*	16,629	48
		7,745
Professional Services – 2.0%
ASGN, Inc.*	9,944	1,227
Barrett Business Services, Inc.	3,801	263

EQUITY FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Professional Services – 2.0%continued
CBIZ, Inc.*	23,219	$908
CRA International, Inc.	3,941	368
Exponent, Inc.	11,676	1,363
Forrester Research, Inc.*	6,452	379
Franklin Covey Co.*	4,919	228
Heidrick & Struggles International, Inc.	6,566	287
Huron Consulting Group, Inc.*	3,844	192
ICF International, Inc.	3,832	393
Insperity, Inc.	7,588	896
KBR, Inc.	25,836	1,230
Kelly Services, Inc., Class A	4,941	83
Kforce, Inc.	6,914	520
Korn Ferry	11,258	853
ManTech International Corp., Class A	6,053	441
Mistras Group, Inc.*	1,067	8
Resources Connection, Inc.	7,843	140
TrueBlue, Inc.*	7,431	206
Upwork, Inc.*	19,129	653
Where Food Comes From, Inc.	275	4
Willdan Group, Inc.*	2,920	103
		10,745
Real Estate Management & Development – 0.5%
Altisource Asset Management Corp.*	512	9
American Realty Investors, Inc.*	1,744	22
Cushman & Wakefield PLC*	21,459	477
Douglas Elliman, Inc.*	4,645	53
eXp World Holdings, Inc.	10,474	353
Forestar Group, Inc.*	10,712	233
FRP Holdings, Inc.*	1,132	66
Kennedy-Wilson Holdings, Inc.	20,535	490
Newmark Group, Inc., Class A	22,904	428
Rafael Holdings, Inc., Class B*	5,779	30
RE/MAX Holdings, Inc., Class A	6,062	185
Realogy Holdings Corp.*	12,654	213
RMR Group (The), Inc., Class A	81	3
Stratus Properties, Inc.*	114	4
Tejon Ranch Co.*	8,144	155
Transcontinental Realty Investors, Inc.*	405	16
		2,737
Road & Rail – 1.2%
ArcBest Corp.	5,382	645
Avis Budget Group, Inc.*	11,220	2,326
Covenant Logistics Group, Inc.*	6,472	171
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Road & Rail – 1.2%continued
Heartland Express, Inc.	15,218	$256
Marten Transport Ltd.	10,657	183
P.A.M. Transportation Services, Inc.*	2,616	186
Patriot Transportation Holding, Inc.	465	4
Ryder System, Inc.	9,016	743
Saia, Inc.*	5,176	1,744
U.S.A. Truck, Inc.*	500	10
Universal Logistics Holdings, Inc.	4,446	84
Werner Enterprises, Inc.	9,606	458
		6,810
Semiconductors & Semiconductor Equipment – 3.7%
ACM Research, Inc., Class A*	3,708	316
Alpha & Omega Semiconductor Ltd.*	5,517	334
Ambarella, Inc.*	6,162	1,250
Amkor Technology, Inc.	21,614	536
Axcelis Technologies, Inc.*	11,523	859
Canadian Solar, Inc.*	9,867	309
CEVA, Inc.*	4,842	209
Cohu, Inc.*	5,021	191
CyberOptics Corp.*	2,292	107
Diodes, Inc.*	8,835	970
FormFactor, Inc.*	14,412	659
Ichor Holdings Ltd.*	2,473	114
Impinj, Inc.*	4,187	371
Kopin Corp.*	14,152	58
Kulicke & Soffa Industries, Inc.	12,294	744
Lattice Semiconductor Corp.*	23,294	1,795
MACOM Technology Solutions Holdings, Inc.*	10,123	793
MagnaChip Semiconductor Corp.*	1,772	37
MaxLinear, Inc.*	12,768	963
Meta Materials, Inc.*	1,350	3
Nova Ltd.*	3,094	453
NVE Corp.	1,985	136
Onto Innovation, Inc.*	9,162	928
PDF Solutions, Inc.*	15,204	483
Photronics, Inc.*	6,937	131
Power Integrations, Inc.	9,998	929
Rambus, Inc.*	20,203	594
Semtech Corp.*	12,681	1,128
Silicon Laboratories, Inc.*	7,826	1,615
SMART Global Holdings, Inc.*	7,669	544
Synaptics, Inc.*	6,853	1,984

NORTHERN FUNDS QUARTERLY REPORT     137    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Semiconductors & Semiconductor Equipment – 3.7%continued
Ultra Clean Holdings, Inc.*	12,845	$737
Veeco Instruments, Inc.*	10,038	286
		20,566
Software – 4.7%
ACI Worldwide, Inc.*	22,129	768
Agilysys, Inc.*	5,598	249
Alarm.com Holdings, Inc.*	6,436	546
Altair Engineering, Inc., Class A*	7,480	578
American Software, Inc., Class A	6,859	180
Appfolio, Inc., Class A*	3,504	424
Aware, Inc.*	683	2
Benefitfocus, Inc.*	5,043	54
Blackbaud, Inc.*	9,610	759
Blackline, Inc.*	9,192	952
Bottomline Technologies DE, Inc.*	7,628	431
Box, Inc., Class A*	25,369	664
Cerence, Inc.*	5,966	457
ChannelAdvisor Corp.*	1,934	48
CommVault Systems, Inc.*	7,592	523
Consensus Cloud Solutions, Inc.*	2,904	168
Digimarc Corp.*	4,957	196
Digital Turbine, Inc.*	14,763	900
Domo, Inc., Class B*	5,329	264
Ebix, Inc.	6,870	209
eGain Corp.*	2,854	29
Envestnet, Inc.*	8,562	679
Everbridge, Inc.*	5,966	402
InterDigital, Inc.	7,434	533
LivePerson, Inc.*	13,311	475
Mandiant, Inc.*	27,704	486
MicroStrategy, Inc., Class A*	1,385	754
Mimecast Ltd.*	11,228	893
Model N, Inc.*	7,358	221
Momentive Global, Inc.*	23,075	488
New Relic, Inc.*	8,750	962
OneSpan, Inc.*	12,448	211
PagerDuty, Inc.*	12,728	442
Park City Group, Inc.(2) *	33	—
Progress Software Corp.	8,865	428
Q2 Holdings, Inc.*	9,049	719
Qualys, Inc.*	6,372	874
Rapid7, Inc.*	8,774	1,033
Riot Blockchain, Inc.*	10,348	231
Sailpoint Technologies Holdings, Inc.*	14,791	715
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Software – 4.7%continued
Sapiens International Corp. N.V.	10,074	$347
SecureWorks Corp., Class A*	5,710	91
ShotSpotter, Inc.*	4,377	129
SPS Commerce, Inc.*	8,290	1,180
Synchronoss Technologies, Inc.*	1,500	4
Tenable Holdings, Inc.*	12,302	677
Upland Software, Inc.*	2,604	47
Varonis Systems, Inc.*	16,156	788
Verint Systems, Inc.*	12,549	659
VirnetX Holding Corp.*	398	1
Vonage Holdings Corp.*	43,462	904
Workiva, Inc.*	6,834	892
Xperi Holding Corp.	18,368	347
Ziff Davis, Inc.*	8,713	966
		25,979
Specialty Retail – 2.5%
Aaron's (The) Co., Inc.	7,461	184
Abercrombie & Fitch Co., Class A*	10,862	378
Academy Sports & Outdoors, Inc.*	10,341	454
American Eagle Outfitters, Inc.	30,632	776
America's Car-Mart, Inc.*	2,111	216
Asbury Automotive Group, Inc.*	3,277	566
Bed Bath & Beyond, Inc.*	21,148	308
Big 5 Sporting Goods Corp.	6,597	125
Boot Barn Holdings, Inc.*	4,283	527
Buckle (The), Inc.	5,971	253
Caleres, Inc.	9,214	209
Camping World Holdings, Inc., Class A	7,159	289
Cato (The) Corp., Class A	1,673	29
Chico's FAS, Inc.*	7,973	43
Children's Place (The), Inc.*	4,936	391
Citi Trends, Inc.*	5,987	567
Conn's, Inc.*	2,429	57
Designer Brands, Inc., Class A*	7,137	101
Express, Inc.*	4,300	13
Genesco, Inc.*	3,420	219
Group 1 Automotive, Inc.	3,918	765
GrowGeneration Corp.*	9,016	118
Guess?, Inc.	9,302	220
Haverty Furniture Cos., Inc.	4,564	140
Hibbett, Inc.	4,599	331
LL Flooring Holdings, Inc.*	8,089	138
Monro, Inc.	6,804	397
Murphy U.S.A., Inc.	4,923	981

EQUITY FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Specialty Retail – 2.5%continued
National Vision Holdings, Inc.*	12,896	$619
ODP (The) Corp.*	6,668	262
Rent-A-Center, Inc.	9,721	467
Sally Beauty Holdings, Inc.*	24,687	456
Shoe Carnival, Inc.	11,280	441
Signet Jewelers Ltd.	8,801	766
Sleep Number Corp.*	4,057	311
Sonic Automotive, Inc., Class A	9,957	492
Urban Outfitters, Inc.*	9,895	291
Winmark Corp.	1,026	255
Zumiez, Inc.*	7,198	345
		13,500
Technology Hardware, Storage & Peripherals – 0.3%
3D Systems Corp.*	13,319	287
AstroNova, Inc.*	12,866	174
Avid Technology, Inc.*	5,786	189
Diebold Nixdorf, Inc.*	7,843	71
Immersion Corp.*	7,850	45
Stratasys Ltd.*	8,992	220
Super Micro Computer, Inc.*	7,791	342
TransAct Technologies, Inc.*	376	4
		1,332
Textiles, Apparel & Luxury Goods – 0.9%
Crocs, Inc.*	13,458	1,726
Culp, Inc.	198	2
Delta Apparel, Inc.*	5,509	164
Fossil Group, Inc.*	1,728	18
G-III Apparel Group Ltd.*	8,222	227
Kontoor Brands, Inc.	8,126	416
Movado Group, Inc.	3,284	137
Oxford Industries, Inc.	4,955	503
Rocky Brands, Inc.	4,478	178
Steven Madden Ltd.	16,605	772
Superior Group of Cos., Inc.	4,274	94
Unifi, Inc.*	692	16
Vera Bradley, Inc.*	5,660	48
Wolverine World Wide, Inc.	16,698	481
		4,782
Thrifts & Mortgage Finance – 1.8%
Axos Financial, Inc.*	13,815	772
Capitol Federal Financial, Inc.	24,826	281
ESSA Bancorp, Inc.	924	16
Essent Group Ltd.	20,427	930
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Thrifts & Mortgage Finance – 1.8%continued
Federal Agricultural Mortgage Corp., Class C	1,324	$164
Flagstar Bancorp, Inc.	8,619	413
FS Bancorp, Inc.	232	8
Guaranty Federal Bancshares, Inc.	998	32
Hingham Institution For Savings (The)	690	290
Home Bancorp, Inc.	3,070	128
HomeStreet, Inc.	4,275	222
Kearny Financial Corp.	21,431	284
Kentucky First Federal Bancorp	724	6
Lake Shore Bancorp, Inc.	300	5
Meta Financial Group, Inc.	10,324	616
MGIC Investment Corp.	61,470	886
Mr Cooper Group, Inc.*	10,857	452
NASB Financial, Inc.	907	55
NMI Holdings, Inc., Class A*	12,477	273
Northeast Community Bancorp, Inc.	1,201	13
Northfield Bancorp, Inc.	16,252	263
Ocwen Financial Corp.*	25	1
PennyMac Financial Services, Inc.	6,885	480
Premier Financial Corp.	10,223	316
Provident Bancorp, Inc.(2)	18	—
Prudential Bancorp, Inc.	1,050	14
Radian Group, Inc.	35,671	754
TrustCo Bank Corp. NY	1,798	60
Walker & Dunlop, Inc.	8,220	1,240
Waterstone Financial, Inc.	3,743	82
Western New England Bancorp, Inc.	4,227	37
WSFS Financial Corp.	14,121	708
		9,801
Tobacco – 0.1%
Universal Corp.	5,769	317
Vector Group Ltd.	9,290	107
		424
Trading Companies & Distributors – 1.8%
Applied Industrial Technologies, Inc.	9,407	966
Beacon Roofing Supply, Inc.*	14,115	810
BlueLinx Holdings, Inc.*	3,360	322
Boise Cascade Co.	8,726	621
EVI Industries, Inc.*	1,645	51
GATX Corp.	6,960	725
Global Industrial Co.	6,789	278
GMS, Inc.*	8,625	518
H&E Equipment Services, Inc.	3,335	148

NORTHERN FUNDS QUARTERLY REPORT     139    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Trading Companies & Distributors – 1.8%continued
Herc Holdings, Inc.	5,035	$788
Lawson Products, Inc.*	4,227	231
McGrath RentCorp	6,232	500
Morgan Group Holding Co.(2) *	64	—
MRC Global, Inc.*	16,785	116
NOW, Inc.*	11,043	94
Rush Enterprises, Inc., Class A	16,149	899
Textainer Group Holdings Ltd.	3,226	115
Titan Machinery, Inc.*	787	27
Transcat, Inc.*	4,188	387
Triton International Ltd.	13,033	785
Veritiv Corp.*	1,033	127
WESCO International, Inc.*	9,128	1,201
Willis Lease Finance Corp.*	1,750	66
		9,775
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Holdings LLC	12,728	46
Water Utilities – 0.6%
American States Water Co.	8,400	869
Artesian Resources Corp., Class A	4,357	202
Cadiz, Inc.*	15,687	60
California Water Service Group	10,918	785
Consolidated Water Co. Ltd.	9,897	105
Middlesex Water Co.	6,168	742
SJW Group	5,542	406
York Water (The) Co.	3,620	180
		3,349
Wireless Telecommunication Services – 0.1%
Shenandoah Telecommunications Co.	9,851	251
Spok Holdings, Inc.	13,337	124
Telephone and Data Systems, Inc.	18,799	379
		754
Total Common Stocks
(Cost $300,835)		525,117

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine – 0.0%
Navios Maritime Partners L.P.	77	2
Total Master Limited Partnerships
(Cost $4)		2

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P.,6.00%	2,675	$65
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P.,6.25%	1,033	27
Semiconductors & Semiconductor Equipment – 0.0%
Meta Materials, Inc.*	2,700	4
Total Preferred Stocks
(Cost $93)		96

RIGHTS – 0.0%
Biotechnology – 0.0%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(3) (6) *	23,500	13
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(4) (6) *	15,090	—
Alder Biopharmaceuticals, Inc. (Contingent Value Rights)*	8,800	8
Flexion Therapeutics, Inc. (Contingent Value Rights)(4) (6) *	9,753	—
Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(4) *	10,111	—
Sinovac Biotech Ltd.(4) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) (6) *	16,926	129
		150
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(4) *	13,109	—
Media – 0.0%
Media General, Inc. (Contingent Value Rights)(4) *	11,792	—
Pharmaceuticals – 0.0%
Dova Pharmaceuticals, Inc. (Contingent Value Rights)*	4,020	2
Total Rights
(Cost $141)		152

INVESTMENT COMPANIES – 4.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	23,890,585	23,891
Total Investment Companies
(Cost $23,891)		23,891

EQUITY FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$3
Tidewater, Inc., Class A, Exp. 7/31/23, Strike $0.00(2) *	10	—
Tidewater, Inc., Class B, Exp. 7/31/23, Strike $0.00(2) *	11	—
Total Warrants
(Cost $—)		3

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.04%, 1/27/22(9) (10)	$1,517	$1,517
	Total Short-Term Investments
	(Cost $1,517)	1,517

	Total Investments – 100.1%
	(Cost $326,491)	550,788
	Liabilities less Other Assets – (0.1%)	(790)
	NET ASSETS – 100.0%	$549,998

(1)	Step coupon bond. Rate as of December 31, 2021 is disclosed.
(2)	Value rounds to less than one thousand.
(3)	Level 3 asset.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of these restricted illiquid securities amounted to approximately $13,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)	1/29/20	$—
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	$131

(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2021 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

L.P. - Limited Partnership

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	224	$25,119	Long	6/22	$479
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.0%
Common Stocks	95.5%
Preferred stocks	0.0%
Master Limited Partnerships	0.0%
Rights	0.0%
Warrants	0.0%
Investment Companies	4.3%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     141    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued	December 31, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$10	$—	$10
Common Stocks:
Banks	46,563	31	—	46,594
Biotechnology	30,871	—	62	30,933
Household Durables	10,356	29	—	10,385
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Insurance	$11,075	$3	$—	$11,078
All Other Industries(1)	426,127	—	—	426,127
Total Common Stocks	524,992	63	62	525,117
Preferred Stocks(1)	96	—	—	96
Master Limited Partnerships	2	—	—	2
Rights:
Biotechnology	—	8	142	150
Pharmaceuticals	—	2	—	2
Total Rights	—	10	142	152
Investment Companies	23,891	—	—	23,891
Warrants	3	—	—	3
Short-Term Investments	—	1,517	—	1,517
Total Investments	$548,984	$1,600	$204	$550,788
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$479	$—	$—	$479

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,121	$44,406	$36,636	$3	$23,891	23,890,585
EQUITY FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP INDEX FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.0%
Financial Services – 0.0%
GAMCO Investors, Inc.,
(Step to 5.00% on 6/15/22), 4.00%, 6/15/23(1)	$6	$6
Total Corporate Bonds
(Cost $6)		6

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 0.7%
AAR Corp.*	17,674	$690
Aerojet Rocketdyne Holdings, Inc.	39,241	1,835
AeroVironment, Inc.*	11,739	728
AerSale Corp.*	4,893	87
Astronics Corp.*	13,186	158
Byrna Technologies, Inc.*	9,594	128
Cadre Holdings, Inc.	3,363	86
Ducommun, Inc.*	5,695	266
Kaman Corp.	14,411	622
Kratos Defense & Security Solutions, Inc.*	64,117	1,244
Maxar Technologies, Inc.	37,958	1,121
Moog, Inc., Class A	15,136	1,226
National Presto Industries, Inc.	2,693	221
PAE, Inc.*	36,588	363
Park Aerospace Corp.	10,251	135
Parsons Corp.*	13,889	467
Triumph Group, Inc.*	33,223	616
Vectrus, Inc.*	6,040	276
		10,269
Air Freight & Logistics – 0.4%
Air Transport Services Group, Inc.*	30,867	907
Atlas Air Worldwide Holdings, Inc.*	15,079	1,419
Forward Air Corp.	14,059	1,702
Hub Group, Inc., Class A*	17,334	1,460
Radiant Logistics, Inc.*	20,934	153
		5,641
Airlines – 0.3%
Allegiant Travel Co.*	8,040	1,504
Frontier Group Holdings, Inc.*	18,567	252
Hawaiian Holdings, Inc.*	26,294	483
Mesa Air Group, Inc.*	18,451	103
SkyWest, Inc.*	25,973	1,021
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Airlines – 0.3%continued
Spirit Airlines, Inc.*	51,355	$1,122
Sun Country Airlines Holdings, Inc.*	16,998	463
		4,948
Auto Components – 1.4%
Adient PLC*	49,589	2,374
American Axle & Manufacturing Holdings, Inc.*	58,800	549
Cooper-Standard Holdings, Inc.*	8,882	199
Dana, Inc.	76,057	1,736
Dorman Products, Inc.*	13,809	1,560
Fox Factory Holding Corp.*	22,120	3,763
Gentherm, Inc.*	17,410	1,513
Goodyear Tire & Rubber (The) Co.*	144,764	3,086
LCI Industries	12,976	2,023
Modine Manufacturing Co.*	26,651	269
Motorcar Parts of America, Inc.*	9,866	168
Patrick Industries, Inc.	11,876	958
Standard Motor Products, Inc.	10,912	572
Stoneridge, Inc.*	13,886	274
Tenneco, Inc., Class A*	35,865	405
Visteon Corp.*	14,519	1,614
XL Fleet Corp.*	18,777	62
XPEL, Inc.*	9,394	641
		21,766
Automobiles – 0.2%
Arcimoto, Inc.*	15,361	119
Canoo, Inc.*	55,442	428
Fisker, Inc.*	85,427	1,344
Lordstown Motors Corp., Class A*	81,903	283
Winnebago Industries, Inc.	16,917	1,267
Workhorse Group, Inc.*	63,480	277
		3,718
Banks – 8.4%
1st Source Corp.	8,940	443
Allegiance Bancshares, Inc.	10,031	423
Amalgamated Financial Corp.	7,234	121
Amerant Bancorp, Inc.	14,101	487
American National Bankshares, Inc.	5,515	208
Ameris Bancorp	34,807	1,729
Arrow Financial Corp.	7,249	255
Associated Banc-Corp	78,144	1,765
Atlantic Capital Bancshares, Inc.*	10,438	300
Atlantic Union Bankshares Corp.	39,576	1,476

NORTHERN FUNDS QUARTERLY REPORT     143    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 8.4%continued
Banc of California, Inc.	28,377	$557
BancFirst Corp.	8,970	633
Bancorp (The), Inc.*	27,275	690
Bank First Corp.	3,483	252
Bank of Marin Bancorp	8,150	303
Bank of NT Butterfield & Son (The) Ltd.	26,225	999
BankUnited, Inc.	46,652	1,974
Banner Corp.	17,825	1,081
Bar Harbor Bankshares	7,890	228
Berkshire Hills Bancorp, Inc.	25,545	726
Blue Ridge Bankshares, Inc.	9,116	163
Brookline Bancorp, Inc.	39,607	641
Bryn Mawr Bank Corp.	10,414	469
Business First Bancshares, Inc.	10,043	284
Byline Bancorp, Inc.	13,136	359
Cadence Bank	98,707	2,940
Cambridge Bancorp	3,593	336
Camden National Corp.	7,741	373
Capital Bancorp, Inc.	4,140	108
Capital City Bank Group, Inc.	7,106	188
Capstar Financial Holdings, Inc.	10,928	230
Carter Bankshares, Inc.*	13,569	209
Cathay General Bancorp	38,745	1,666
CBTX, Inc.	9,715	282
Central Pacific Financial Corp.	14,040	396
CIT Group, Inc.	52,001	2,670
Citizens & Northern Corp.	8,070	211
City Holding Co.	7,791	637
Civista Bancshares, Inc.	7,930	193
CNB Financial Corp.	8,410	223
Coastal Financial Corp.*	5,054	256
Columbia Banking System, Inc.	40,980	1,341
Community Bank System, Inc.	28,168	2,098
Community Trust Bancorp, Inc.	8,169	356
ConnectOne Bancorp, Inc.	19,192	628
CrossFirst Bankshares, Inc.*	24,562	383
Customers Bancorp, Inc.*	15,657	1,023
CVB Financial Corp.	67,754	1,451
Dime Community Bancshares, Inc.	17,992	633
Eagle Bancorp, Inc.	16,387	956
Eastern Bankshares, Inc.	90,016	1,816
Enterprise Bancorp, Inc.	4,866	219
Enterprise Financial Services Corp.	18,423	868
Equity Bancshares, Inc., Class A	7,069	240
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 8.4%continued
Farmers National Banc Corp.	16,251	$301
FB Financial Corp.	17,325	759
Fidelity D&D Bancorp, Inc.	2,161	127
Financial Institutions, Inc.	8,212	261
First Bancorp	17,917	819
First BanCorp (New York Exchange)	105,797	1,458
First Bancorp (The), Inc.	5,452	171
First Bancshares (The), Inc.	10,238	395
First Bank	8,164	118
First Busey Corp.	26,023	706
First Commonwealth Financial Corp.	48,989	788
First Community Bankshares, Inc.	8,796	294
First Financial Bancorp	48,181	1,175
First Financial Bankshares, Inc.	68,075	3,461
First Financial Corp.	6,068	275
First Foundation, Inc.	20,544	511
First Internet Bancorp	4,968	234
First Interstate BancSystem, Inc., Class A	21,440	872
First Merchants Corp.	29,803	1,248
First Mid Bancshares, Inc.	8,765	375
First Midwest Bancorp, Inc.	59,461	1,218
First of Long Island (The) Corp.	12,006	259
Five Star Bancorp	6,589	198
Flushing Financial Corp.	15,562	378
Fulton Financial Corp.	83,718	1,423
German American Bancorp, Inc.	12,815	500
Glacier Bancorp, Inc.	57,801	3,277
Great Southern Bancorp, Inc.	5,464	324
Great Western Bancorp, Inc.	28,935	983
Guaranty Bancshares, Inc.	4,247	160
Hancock Whitney Corp.	45,318	2,267
Hanmi Financial Corp.	16,071	381
HarborOne Bancorp, Inc.	25,339	376
HBT Financial, Inc.	5,359	100
Heartland Financial U.S.A., Inc.	21,135	1,070
Heritage Commerce Corp.	30,764	367
Heritage Financial Corp.	18,302	447
Hilltop Holdings, Inc.	32,445	1,140
Home BancShares, Inc.	79,899	1,946
HomeTrust Bancshares, Inc.	7,884	244
Hope Bancorp, Inc.	59,992	882
Horizon Bancorp, Inc.	22,030	459
Howard Bancorp, Inc.*	7,042	153
Independent Bank Corp.	24,021	1,958

EQUITY FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 8.4%continued
Independent Bank Corp. (NASDAQ Exchange)	10,745	$256
Independent Bank Group, Inc.	19,691	1,421
International Bancshares Corp.	28,109	1,192
Investors Bancorp, Inc.	119,846	1,816
Lakeland Bancorp, Inc.	25,129	477
Lakeland Financial Corp.	12,797	1,026
Live Oak Bancshares, Inc.	16,701	1,458
Macatawa Bank Corp.	14,044	124
Mercantile Bank Corp.	8,106	284
Metrocity Bankshares, Inc.	9,971	275
Metropolitan Bank Holding Corp.*	5,110	544
Mid Penn Bancorp, Inc.	7,420	236
Midland States Bancorp, Inc.	11,192	277
MidWestOne Financial Group, Inc.	7,503	243
MVB Financial Corp.	5,343	222
National Bank Holdings Corp., Class A	15,123	665
NBT Bancorp, Inc.	22,058	850
Nicolet Bankshares, Inc.*	6,552	562
Northrim BanCorp, Inc.	3,120	136
OceanFirst Financial Corp.	30,264	672
OFG Bancorp	25,565	679
Old National Bancorp	86,805	1,573
Old Second Bancorp, Inc.	14,806	186
Origin Bancorp, Inc.	11,344	487
Orrstown Financial Services, Inc.	5,829	147
Pacific Premier Bancorp, Inc.	49,012	1,962
Park National Corp.	7,556	1,038
Peapack-Gladstone Financial Corp.	9,469	335
Peoples Bancorp, Inc.	13,398	426
Peoples Financial Services Corp.	3,714	196
Preferred Bank	7,131	512
Primis Financial Corp.	12,744	192
QCR Holdings, Inc.	8,005	448
RBB Bancorp	7,514	197
Red River Bancshares, Inc.	2,399	128
Reliant Bancorp, Inc.	8,060	286
Renasant Corp.	28,603	1,085
Republic Bancorp, Inc., Class A	4,929	251
Republic First Bancorp, Inc.*	23,876	89
S&T Bancorp, Inc.	19,939	628
Sandy Spring Bancorp, Inc.	23,348	1,123
Seacoast Banking Corp. of Florida	27,123	960
ServisFirst Bancshares, Inc.	26,174	2,223
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 8.4%continued
Sierra Bancorp	7,396	$201
Silvergate Capital Corp., Class A*	14,409	2,135
Simmons First National Corp., Class A	59,638	1,764
SmartFinancial, Inc.	7,399	202
South Plains Financial, Inc.	5,479	152
Southern First Bancshares, Inc.*	3,806	238
Southside Bancshares, Inc.	16,250	680
SouthState Corp.	36,610	2,933
Spirit of Texas Bancshares, Inc.	6,850	197
Stock Yards Bancorp, Inc.	12,595	805
Summit Financial Group, Inc.	5,980	164
Texas Capital Bancshares, Inc.*	26,545	1,599
Third Coast Bancshares, Inc.*	1,862	48
Tompkins Financial Corp.	7,371	616
Towne Bank	34,997	1,106
TriCo Bancshares	14,319	615
TriState Capital Holdings, Inc.*	15,287	463
Triumph Bancorp, Inc.*	12,318	1,467
Trustmark Corp.	32,689	1,061
UMB Financial Corp.	23,006	2,441
United Bankshares, Inc.	69,145	2,509
United Community Banks, Inc.	46,917	1,686
Univest Financial Corp.	14,712	440
Valley National Bancorp	210,126	2,889
Veritex Holdings, Inc.	24,675	982
Washington Trust Bancorp, Inc.	8,956	505
WesBanco, Inc.	32,093	1,123
West BanCorp, Inc.	8,425	262
Westamerica BanCorp	13,614	786
		132,310
Beverages – 0.4%
Celsius Holdings, Inc.*	28,231	2,105
Coca-Cola Consolidated, Inc.	2,462	1,525
Duckhorn Portfolio (The), Inc.*	18,956	442
MGP Ingredients, Inc.	7,406	630
National Beverage Corp.	12,288	557
NewAge, Inc.*	72,193	74
Primo Water Corp.	82,131	1,448
Zevia PBC, Class A*	5,444	38
		6,819
Biotechnology – 8.4%
2seventy bio, Inc.*	11,827	303
4D Molecular Therapeutics, Inc.*	14,731	323

NORTHERN FUNDS QUARTERLY REPORT     145    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 8.4%continued
89bio, Inc.*	5,212	$68
ACADIA Pharmaceuticals, Inc.*	62,582	1,461
Acumen Pharmaceuticals, Inc.*	4,939	33
Adagio Therapeutics, Inc.*	11,458	83
Adicet Bio, Inc.*	11,214	196
Adverum Biotechnologies, Inc.*	46,283	81
Aeglea BioTherapeutics, Inc.*	21,395	102
Aerovate Therapeutics, Inc.*	5,374	63
Affimed N.V.*	61,084	337
Agenus, Inc.*	115,670	372
Agios Pharmaceuticals, Inc.*	28,342	932
Akebia Therapeutics, Inc.*	92,345	209
Akero Therapeutics, Inc.*	13,239	280
Akouos, Inc.*	12,883	109
Albireo Pharma, Inc.*	8,857	206
Aldeyra Therapeutics, Inc.*	25,484	102
Alector, Inc.*	30,500	630
Aligos Therapeutics, Inc.*	10,997	131
Alkermes PLC*	83,867	1,951
Allakos, Inc.*	18,490	181
Allogene Therapeutics, Inc.*	35,377	528
Allovir, Inc.*	15,418	200
Alpine Immune Sciences, Inc.*	6,195	86
Altimmune, Inc.*	20,884	191
ALX Oncology Holdings, Inc.*	9,409	202
Amicus Therapeutics, Inc.*	137,432	1,587
AnaptysBio, Inc.*	10,146	353
Anavex Life Sciences Corp.*	35,009	607
Anika Therapeutics, Inc.*	7,579	272
Annexon, Inc.*	16,511	190
Apellis Pharmaceuticals, Inc.*	37,397	1,768
Applied Molecular Transport, Inc.*	13,200	185
Applied Therapeutics, Inc.*	9,547	85
AquaBounty Technologies, Inc.*	28,129	59
Arbutus Biopharma Corp.*	42,901	167
Arcturus Therapeutics Holdings, Inc.*	11,003	407
Arcus Biosciences, Inc.*	23,424	948
Arcutis Biotherapeutics, Inc.*	14,632	303
Ardelyx, Inc.*	51,487	57
Arena Pharmaceuticals, Inc.*	32,345	3,006
Arrowhead Pharmaceuticals, Inc.*	53,036	3,516
Atara Biotherapeutics, Inc.*	45,245	713
Athenex, Inc.*	46,545	63
Athersys, Inc.*	109,621	99
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 8.4%continued
Atossa Therapeutics, Inc.*	62,907	$101
Atreca, Inc., Class A*	13,780	42
Aura Biosciences, Inc.*	2,855	48
Avid Bioservices, Inc.*	31,555	921
Avidity Biosciences, Inc.*	19,571	465
Avita Medical, Inc.*	12,651	152
Avrobio, Inc.*	20,137	78
Beam Therapeutics, Inc.*	26,778	2,134
Beyondspring, Inc.*	11,363	51
BioAtla, Inc.*	8,116	159
BioCryst Pharmaceuticals, Inc.*	94,154	1,304
Biohaven Pharmaceutical Holding Co. Ltd.*	29,157	4,018
Biomea Fusion, Inc.*	11,383	85
Bioxcel Therapeutics, Inc.*	9,098	185
Black Diamond Therapeutics, Inc.*	12,218	65
Bluebird Bio, Inc.*	35,538	355
Blueprint Medicines Corp.*	30,614	3,279
Bolt Biotherapeutics, Inc.*	12,324	60
Bridgebio Pharma, Inc.*	55,124	919
Brooklyn ImmunoTherapeutics, Inc.*	15,972	67
C4 Therapeutics, Inc.*	20,088	647
Cardiff Oncology, Inc.*	20,459	123
CareDx, Inc.*	26,443	1,203
Caribou Biosciences, Inc.*	10,679	161
Catalyst Pharmaceuticals, Inc.*	51,143	346
Celcuity, Inc.*	5,164	68
Celldex Therapeutics, Inc.*	24,025	928
CEL-SCI Corp.*	19,181	136
Century Therapeutics, Inc.*	6,295	100
Cerevel Therapeutics Holdings, Inc.*	21,280	690
ChemoCentryx, Inc.*	28,212	1,027
Chimerix, Inc.*	38,594	248
Chinook Therapeutics, Inc.*	20,613	336
Clene, Inc.*	10,512	43
Clovis Oncology, Inc.*	59,298	161
Codiak Biosciences, Inc.*	8,516	95
Cogent Biosciences, Inc.*	19,828	170
Coherus Biosciences, Inc.*	33,767	539
Cortexyme, Inc.*	10,498	132
Crinetics Pharmaceuticals, Inc.*	23,995	682
Cue Biopharma, Inc.*	16,161	183
Cullinan Oncology, Inc.*	13,682	211
Curis, Inc.*	46,226	220

EQUITY FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 8.4%continued
Cytokinetics, Inc.*	41,484	$1,891
CytomX Therapeutics, Inc.*	34,166	148
Day One Biopharmaceuticals, Inc.*	5,879	99
Deciphera Pharmaceuticals, Inc.*	20,858	204
Denali Therapeutics, Inc.*	47,602	2,123
DermTech, Inc.*	12,845	203
Design Therapeutics, Inc.*	14,027	300
Dynavax Technologies Corp.*	56,311	792
Dyne Therapeutics, Inc.*	15,798	188
Eagle Pharmaceuticals, Inc.*	6,026	307
Editas Medicine, Inc.*	35,719	948
Eiger BioPharmaceuticals, Inc.*	17,074	89
Eliem Therapeutics, Inc.*	3,691	39
Emergent BioSolutions, Inc.*	25,616	1,114
Enanta Pharmaceuticals, Inc.*	10,054	752
Entrada Therapeutics, Inc.*	4,804	82
Epizyme, Inc.*	48,267	121
Erasca, Inc.*	11,027	172
Esperion Therapeutics, Inc.*	14,186	71
Evelo Biosciences, Inc.*	16,336	99
Fate Therapeutics, Inc.*	42,462	2,484
FibroGen, Inc.*	44,946	634
Finch Therapeutics Group, Inc.*	4,021	40
Foghorn Therapeutics, Inc.*	10,203	233
Forma Therapeutics Holdings, Inc.*	18,021	256
Forte Biosciences, Inc.*	5,792	12
Fortress Biotech, Inc.*	40,085	100
Frequency Therapeutics, Inc.*	17,147	88
G1 Therapeutics, Inc.*	20,734	212
Gemini Therapeutics, Inc.*	11,474	33
Generation Bio Co.*	22,992	163
Geron Corp.*	161,596	197
Global Blood Therapeutics, Inc.*	32,313	946
Gossamer Bio, Inc.*	32,715	370
Graphite Bio, Inc.*	8,712	108
Greenwich Lifesciences, Inc.*	2,141	52
Gritstone bio, Inc.*	22,547	290
GT Biopharma, Inc.*	9,466	29
Halozyme Therapeutics, Inc.*	72,466	2,914
Harpoon Therapeutics, Inc.*	9,988	75
Heron Therapeutics, Inc.*	47,818	437
Homology Medicines, Inc.*	22,463	82
Hookipa Pharma, Inc.*	10,190	24
Humanigen, Inc.*	25,644	95
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 8.4%continued
iBio, Inc.*	116,243	$64
Icosavax, Inc.*	6,983	160
Ideaya Biosciences, Inc.*	17,267	408
IGM Biosciences, Inc.*	4,357	128
Imago Biosciences, Inc.*	5,200	123
Immuneering Corp., Class A*	4,409	71
Immunic, Inc.*	9,947	95
ImmunityBio, Inc.*	36,122	220
ImmunoGen, Inc.*	103,279	766
Immunovant, Inc.*	21,013	179
Impel Neuropharma, Inc.*	2,855	25
Infinity Pharmaceuticals, Inc.*	46,700	105
Inhibrx, Inc.*	14,570	636
Inovio Pharmaceuticals, Inc.*	107,726	538
Inozyme Pharma, Inc.*	7,641	52
Insmed, Inc.*	61,632	1,679
Instil Bio, Inc.*	28,539	488
Intellia Therapeutics, Inc.*	36,516	4,318
Intercept Pharmaceuticals, Inc.*	13,165	214
Invitae Corp.*	104,542	1,596
Ironwood Pharmaceuticals, Inc.*	76,582	893
iTeos Therapeutics, Inc.*	10,655	496
IVERIC bio, Inc.*	60,118	1,005
Janux Therapeutics, Inc.*	7,061	139
Jounce Therapeutics, Inc.*	17,592	147
KalVista Pharmaceuticals, Inc.*	11,791	156
Karuna Therapeutics, Inc.*	11,597	1,519
Karyopharm Therapeutics, Inc.*	38,146	245
Keros Therapeutics, Inc.*	8,235	482
Kezar Life Sciences, Inc.*	18,671	312
Kiniksa Pharmaceuticals Ltd., Class A*	15,327	180
Kinnate Biopharma, Inc.*	13,522	240
Kodiak Sciences, Inc.*	17,503	1,484
Kronos Bio, Inc.*	20,646	281
Krystal Biotech, Inc.*	9,368	655
Kura Oncology, Inc.*	33,004	462
Kymera Therapeutics, Inc.*	17,956	1,140
Lexicon Pharmaceuticals, Inc.*	36,583	144
Ligand Pharmaceuticals, Inc.*	7,888	1,218
Lineage Cell Therapeutics, Inc.*	67,196	165
Lyell Immunopharma, Inc.*	12,604	98
MacroGenics, Inc.*	31,280	502
Madrigal Pharmaceuticals, Inc.*	6,107	518
Magenta Therapeutics, Inc.*	16,020	71

NORTHERN FUNDS QUARTERLY REPORT     147    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 8.4%continued
MannKind Corp.*	128,694	$562
MaxCyte, Inc.*	49,909	509
MEI Pharma, Inc.*	57,812	154
MeiraGTx Holdings PLC*	15,644	371
Mersana Therapeutics, Inc.*	37,804	235
MiMedx Group, Inc.*	58,549	354
MiNK Therapeutics, Inc.*	926	4
Mirum Pharmaceuticals, Inc.*	1,903	30
Molecular Templates, Inc.*	19,770	77
Monte Rosa Therapeutics, Inc.*	6,499	133
Morphic Holding, Inc.*	11,030	523
Mustang Bio, Inc.*	39,295	65
Myriad Genetics, Inc.*	41,389	1,142
Neoleukin Therapeutics, Inc.*	18,893	91
NexImmune, Inc.*	9,458	44
Nkarta, Inc.*	7,610	117
Nurix Therapeutics, Inc.*	16,312	472
Nuvalent, Inc., Class A*	5,757	110
Ocugen, Inc.*	96,072	437
Olema Pharmaceuticals, Inc.*	13,210	124
Omega Therapeutics, Inc.*	3,911	44
Oncocyte Corp.*	32,058	70
Oncorus, Inc.*	11,076	58
Oncternal Therapeutics, Inc.*	23,617	54
OPKO Health, Inc.*	208,865	1,005
Organogenesis Holdings, Inc.*	20,090	186
ORIC Pharmaceuticals, Inc.*	16,724	246
Outlook Therapeutics, Inc.*	47,425	64
Oyster Point Pharma, Inc.*	5,862	107
Passage Bio, Inc.*	19,250	122
PMV Pharmaceuticals, Inc.*	13,785	318
Portage Biotech, Inc.*	2,622	28
Poseida Therapeutics, Inc.*	15,427	105
Praxis Precision Medicines, Inc.*	17,576	346
Precigen, Inc.*	50,001	185
Precision BioSciences, Inc.*	26,797	198
Prelude Therapeutics, Inc.*	5,809	72
Prometheus Biosciences, Inc.*	15,638	618
Protagonist Therapeutics, Inc.*	23,361	799
Prothena Corp. PLC*	18,878	933
PTC Therapeutics, Inc.*	36,193	1,442
Puma Biotechnology, Inc.*	17,371	53
Pyxis Oncology, Inc.*	5,549	61
Radius Health, Inc.*	24,640	171
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 8.4%continued
Rallybio Corp.*	3,800	$36
RAPT Therapeutics, Inc.*	11,220	412
Recursion Pharmaceuticals, Inc., Class A*	60,235	1,032
REGENXBIO, Inc.*	20,571	673
Relay Therapeutics, Inc.*	36,540	1,122
Reneo Pharmaceuticals, Inc.*	4,530	39
Replimune Group, Inc.*	15,690	425
REVOLUTION Medicines, Inc.*	30,892	778
Rhythm Pharmaceuticals, Inc.*	23,323	233
Rigel Pharmaceuticals, Inc.*	87,864	233
Rocket Pharmaceuticals, Inc.*	21,424	468
Rubius Therapeutics, Inc.*	24,117	233
Sana Biotechnology, Inc.*	45,039	697
Sangamo Therapeutics, Inc.*	61,709	463
Scholar Rock Holding Corp.*	14,677	365
Selecta Biosciences, Inc.*	48,929	160
Sensei Biotherapeutics, Inc.*	11,145	65
Sera Prognostics, Inc., Class A*	2,496	17
Seres Therapeutics, Inc.*	36,539	304
Sesen Bio, Inc.*	106,255	87
Shattuck Labs, Inc.*	13,850	118
Sigilon Therapeutics, Inc.*	8,033	22
Silverback Therapeutics, Inc.*	11,001	73
Solid Biosciences, Inc.*	31,633	55
Sorrento Therapeutics, Inc.*	155,931	725
Spectrum Pharmaceuticals, Inc.*	84,466	107
Spero Therapeutics, Inc.*	12,902	207
SpringWorks Therapeutics, Inc.*	15,227	944
Spruce Biosciences, Inc.*	4,932	22
SQZ Biotechnologies Co.*	12,259	109
Stoke Therapeutics, Inc.*	10,049	241
Summit Therapeutics, Inc.*	14,034	38
Surface Oncology, Inc.*	18,578	89
Sutro Biopharma, Inc.*	22,807	339
Syndax Pharmaceuticals, Inc.*	23,437	513
Syros Pharmaceuticals, Inc.*	30,919	101
Talaris Therapeutics, Inc.*	11,230	172
Taysha Gene Therapies, Inc.*	11,968	139
TCR2 Therapeutics, Inc.*	16,439	77
Tenaya Therapeutics, Inc.*	7,433	141
TG Therapeutics, Inc.*	67,659	1,286
Tonix Pharmaceuticals Holding Corp.*	232,860	83
Travere Therapeutics, Inc.*	30,848	958

EQUITY FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 8.4%continued
Trevena, Inc.*	87,642	$51
Turning Point Therapeutics, Inc.*	24,032	1,146
Twist Bioscience Corp.*	24,669	1,909
Tyra Biosciences, Inc.*	6,382	90
UroGen Pharma Ltd.*	10,506	100
Vanda Pharmaceuticals, Inc.*	28,453	446
Vaxart, Inc.*	63,775	400
Vaxcyte, Inc.*	21,002	500
VBI Vaccines, Inc.*	99,377	233
Vera Therapeutics, Inc.*	5,210	139
Veracyte, Inc.*	35,303	1,454
Verastem, Inc.*	91,997	189
Vericel Corp.*	24,282	954
Verve Therapeutics, Inc.*	8,222	303
Viking Therapeutics, Inc.*	34,119	157
Vincerx Pharma, Inc.*	8,648	88
Vir Biotechnology, Inc.*	31,449	1,317
Viracta Therapeutics, Inc.*	19,426	71
VistaGen Therapeutics, Inc.*	103,561	202
Vor BioPharma, Inc.*	9,828	114
Werewolf Therapeutics, Inc.*	13,917	166
XBiotech, Inc.	8,106	90
Xencor, Inc.*	29,436	1,181
Xilio Therapeutics, Inc.*	3,867	62
XOMA Corp.*	3,207	67
Y-mAbs Therapeutics, Inc.*	18,323	297
Zentalis Pharmaceuticals, Inc.*	19,076	1,604
ZIOPHARM Oncology, Inc.*	109,126	119
		131,404
Building Products – 1.4%
AAON, Inc.	21,966	1,745
American Woodmark Corp.*	8,548	557
Apogee Enterprises, Inc.	12,979	625
Caesarstone Ltd.	11,969	136
Cornerstone Building Brands, Inc.*	28,919	504
CSW Industrials, Inc.	7,756	937
Gibraltar Industries, Inc.*	17,150	1,144
Griffon Corp.	24,308	692
Insteel Industries, Inc.	9,814	391
JELD-WEN Holding, Inc.*	47,849	1,261
Masonite International Corp.*	12,472	1,471
PGT Innovations, Inc.*	29,864	672
Quanex Building Products Corp.	17,660	438
Resideo Technologies, Inc.*	75,660	1,969
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Building Products – 1.4%continued
Simpson Manufacturing Co., Inc.	22,859	$3,179
UFP Industries, Inc.	31,584	2,906
View, Inc.*	73,645	288
Zurn Water Solutions Corp.	63,586	2,315
		21,230
Capital Markets – 1.6%
Artisan Partners Asset Management, Inc., Class A	30,741	1,465
Assetmark Financial Holdings, Inc.*	9,521	250
Associated Capital Group, Inc., Class A	917	39
B. Riley Financial, Inc.	10,596	942
BGC Partners, Inc., Class A	165,389	769
Blucora, Inc.*	25,201	436
Brightsphere Investment Group, Inc.	30,372	778
Cohen & Steers, Inc.	13,012	1,204
Cowen, Inc., Class A	13,736	496
Diamond Hill Investment Group, Inc.	1,596	310
Donnelley Financial Solutions, Inc.*	15,399	726
Federated Hermes, Inc.	48,814	1,834
Focus Financial Partners, Inc., Class A*	31,182	1,862
GAMCO Investors, Inc., Class A	2,775	69
GCM Grosvenor, Inc., Class A	23,466	246
Greenhill & Co., Inc.	7,348	132
Hamilton Lane, Inc., Class A	18,264	1,893
Houlihan Lokey, Inc.	26,792	2,774
Moelis & Co., Class A	32,066	2,004
Open Lending Corp., Class A*	54,564	1,227
Oppenheimer Holdings, Inc., Class A	4,933	229
Piper Sandler Cos.	9,157	1,635
PJT Partners, Inc., Class A	12,400	919
Pzena Investment Management, Inc., Class A	8,992	85
Sculptor Capital Management, Inc.	11,683	249
StepStone Group, Inc., Class A	21,178	880
StoneX Group, Inc.*	8,864	543
Value Line, Inc.	523	24
Virtus Investment Partners, Inc.	3,818	1,134
WisdomTree Investments, Inc.	69,497	425
		25,579
Chemicals – 2.0%
AdvanSix, Inc.	14,243	673
American Vanguard Corp.	15,362	252
Amyris, Inc.*	92,217	499
Avient Corp.	47,634	2,665

NORTHERN FUNDS QUARTERLY REPORT     149    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Chemicals – 2.0%continued
Balchem Corp.	16,905	$2,850
Cabot Corp.	29,387	1,652
Chase Corp.	3,923	391
Danimer Scientific, Inc.*	47,825	408
Ecovyst, Inc.	26,922	276
Ferro Corp.*	42,979	938
FutureFuel Corp.	13,881	106
GCP Applied Technologies, Inc.*	25,781	816
H.B. Fuller Co.	27,388	2,218
Hawkins, Inc.	10,139	400
Ingevity Corp.*	20,781	1,490
Innospec, Inc.	12,833	1,159
Intrepid Potash, Inc.*	5,217	223
Koppers Holdings, Inc.*	10,931	342
Kraton Corp.*	16,437	761
Kronos Worldwide, Inc.	11,652	175
Livent Corp.*	84,785	2,067
Marrone Bio Innovations, Inc.*	55,419	40
Minerals Technologies, Inc.	17,349	1,269
Orion Engineered Carbons S.A.*	31,493	578
PureCycle Technologies, Inc.*	28,201	270
Quaker Chemical Corp.	7,062	1,630
Rayonier Advanced Materials, Inc.*	32,580	186
Sensient Technologies Corp.	22,188	2,220
Stepan Co.	11,331	1,408
Tredegar Corp.	13,803	163
Trinseo PLC	20,382	1,069
Tronox Holdings PLC, Class A	60,010	1,442
Valhi, Inc.	1,312	38
Zymergen, Inc.*	42,323	283
		30,957
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	35,285	1,441
ACCO Brands Corp.	49,069	405
Aris Water Solution, Inc., Class A*	10,279	133
Brady Corp., Class A	24,750	1,334
BrightView Holdings, Inc.*	21,063	297
Brink's (The) Co.	25,179	1,651
Casella Waste Systems, Inc., Class A*	25,768	2,201
CECO Environmental Corp.*	16,538	103
Cimpress PLC*	9,180	657
CompX International, Inc.	752	17
CoreCivic, Inc.*	62,717	625
Deluxe Corp.	21,968	705
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Commercial Services & Supplies – 1.7%continued
Ennis, Inc.	13,494	$264
Harsco Corp.*	40,903	684
Healthcare Services Group, Inc.	39,179	697
Heritage-Crystal Clean, Inc.*	8,184	262
HNI Corp.	22,775	958
Interface, Inc.	30,094	480
KAR Auction Services, Inc.*	63,231	988
Kimball International, Inc., Class B	18,871	193
Matthews International Corp., Class A	16,079	590
MillerKnoll, Inc.	38,913	1,525
Montrose Environmental Group, Inc.*	13,697	966
NL Industries, Inc.	4,265	32
Pitney Bowes, Inc.	91,963	610
R.R. Donnelley & Sons Co.*	37,394	421
SP Plus Corp.*	12,135	342
Steelcase, Inc., Class A	45,088	528
Team, Inc.*	14,845	16
Tetra Tech, Inc.	28,263	4,799
U.S. Ecology, Inc.*	16,339	522
UniFirst Corp.	7,911	1,665
Viad Corp.*	10,457	447
VSE Corp.	5,565	339
		26,897
Communications Equipment – 0.8%
ADTRAN, Inc.	25,102	573
Aviat Networks, Inc.*	5,777	185
CalAmp Corp.*	18,660	132
Calix, Inc.*	28,893	2,311
Cambium Networks Corp.*	5,759	148
Casa Systems, Inc.*	16,342	93
Clearfield, Inc.*	6,017	508
Comtech Telecommunications Corp.	13,589	322
Digi International, Inc.*	17,443	429
DZS, Inc.*	9,020	146
EchoStar Corp., Class A*	19,469	513
EMCORE Corp.*	19,618	137
Extreme Networks, Inc.*	66,376	1,042
Harmonic, Inc.*	47,703	561
Infinera Corp.*	95,470	916
Inseego Corp.*	45,173	263
KVH Industries, Inc.*	8,065	74
NETGEAR, Inc.*	15,307	447
NetScout Systems, Inc.*	36,744	1,215
Plantronics, Inc.*	22,048	647

EQUITY FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Communications Equipment – 0.8%continued
Ribbon Communications, Inc.*	37,046	$224
Viavi Solutions, Inc.*	125,274	2,207
		13,093
Construction & Engineering – 1.6%
Ameresco, Inc., Class A*	16,174	1,317
API Group Corp.(2) *	105,729	2,725
Arcosa, Inc.	25,296	1,333
Argan, Inc.	7,831	303
Comfort Systems U.S.A., Inc.	18,677	1,848
Concrete Pumping Holdings, Inc.*	13,783	113
Construction Partners, Inc., Class A*	15,374	452
Dycom Industries, Inc.*	15,420	1,446
EMCOR Group, Inc.	27,989	3,565
Fluor Corp.*	74,404	1,843
Granite Construction, Inc.	23,885	924
Great Lakes Dredge & Dock Corp.*	33,697	530
IES Holdings, Inc.*	4,528	229
Infrastructure and Energy Alternatives, Inc.*	14,334	132
INNOVATE Corp.*	25,281	93
Matrix Service Co.*	14,053	106
MYR Group, Inc.*	8,637	955
Northwest Pipe Co.*	5,179	165
NV5 Global, Inc.*	6,908	954
Primoris Services Corp.	27,897	669
Sterling Construction Co., Inc.*	14,683	386
Tutor Perini Corp.*	21,984	272
WillScot Mobile Mini Holdings Corp.*	110,793	4,525
		24,885
Construction Materials – 0.2%
Forterra, Inc.*	15,343	365
Summit Materials, Inc., Class A*	62,169	2,495
United States Lime & Minerals, Inc.	1,105	143
		3,003
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	2,596	185
Curo Group Holdings Corp.	10,814	173
Encore Capital Group, Inc.*	15,263	948
Enova International, Inc.*	18,957	776
EZCORP, Inc., Class A*	25,772	190
FirstCash Holdings, Inc.	20,808	1,557
Green Dot Corp., Class A*	27,936	1,012
LendingClub Corp.*	51,865	1,254
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Consumer Finance – 0.8%continued
LendingTree, Inc.*	6,074	$745
Navient Corp.	82,925	1,760
Nelnet, Inc., Class A	8,980	877
Oportun Financial Corp.*	11,137	225
PRA Group, Inc.*	22,671	1,138
PROG Holdings, Inc.*	34,093	1,538
Regional Management Corp.	4,050	233
World Acceptance Corp.*	2,264	556
		13,167
Containers & Packaging – 0.3%
Greif, Inc., Class A	13,425	810
Greif, Inc., Class B	3,171	190
Myers Industries, Inc.	19,044	381
O-I Glass, Inc.*	82,684	995
Pactiv Evergreen, Inc.	22,564	286
Ranpak Holdings Corp.*	19,653	739
TriMas Corp.	22,577	835
UFP Technologies, Inc.*	3,626	255
		4,491
Distributors – 0.0%
Funko, Inc., Class A*	14,319	269
Greenlane Holdings, Inc., Class A*	8,396	8
		277
Diversified Consumer Services – 0.6%
2U, Inc.*	37,888	760
Adtalem Global Education, Inc.*	25,789	762
American Public Education, Inc.*	9,929	221
Carriage Services, Inc.	8,001	516
Coursera, Inc.*	38,084	931
European Wax Center, Inc., Class A*	6,982	212
Graham Holdings Co., Class B	1,997	1,258
Houghton Mifflin Harcourt Co.*	66,483	1,070
Laureate Education, Inc., Class A	51,862	635
OneSpaWorld Holdings Ltd.*	27,504	276
Perdoceo Education Corp.*	37,158	437
PowerSchool Holdings, Inc., Class A*	28,093	463
Regis Corp.*	22,414	39
StoneMor, Inc.*	17,322	40
Strategic Education, Inc.	12,695	734
Stride, Inc.*	21,663	722
Udemy, Inc.*	7,324	143

NORTHERN FUNDS QUARTERLY REPORT     151    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Diversified Consumer Services – 0.6%continued
Vivint Smart Home, Inc.*	47,760	$467
WW International, Inc.*	27,803	448
		10,134
Diversified Financial Services – 0.2%
Alerus Financial Corp.	8,049	236
A-Mark Precious Metals, Inc.	4,749	290
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,380	272
Cannae Holdings, Inc.*	44,309	1,557
Marlin Business Services Corp.	4,337	101
		2,456
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	6,126	360
ATN International, Inc.	5,820	232
Bandwidth, Inc., Class A*	12,036	864
Cogent Communications Holdings, Inc.	22,313	1,633
Consolidated Communications Holdings, Inc.*	38,755	290
Globalstar, Inc.*	320,413	372
IDT Corp., Class B*	10,571	467
Iridium Communications, Inc.*	61,834	2,553
Liberty Latin America Ltd., Class A*	20,007	233
Liberty Latin America Ltd., Class C*	81,812	933
Ooma, Inc.*	11,611	237
Radius Global Infrastructure, Inc., Class A*	30,805	496
Telesat Corp.*	6,703	192
		8,862
Electric Utilities – 0.6%
ALLETE, Inc.	27,517	1,826
MGE Energy, Inc.	19,061	1,568
Otter Tail Corp.	21,542	1,538
PNM Resources, Inc.	44,801	2,043
Portland General Electric Co.	47,373	2,507
Via Renewables, Inc.	6,390	73
		9,555
Electrical Equipment – 1.0%
Advent Technologies Holdings, Inc.*	8,385	59
Allied Motion Technologies, Inc.	6,211	227
American Superconductor Corp.*	14,466	157
Array Technologies, Inc.*	66,809	1,048
Atkore, Inc.*	24,146	2,685
AZZ, Inc.	12,912	714
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electrical Equipment – 1.0%continued
Babcock & Wilcox Enterprises, Inc.*	29,523	$266
Beam Global*	4,740	88
Bloom Energy Corp., Class A*	74,454	1,633
Encore Wire Corp.	10,340	1,480
EnerSys	22,412	1,772
Eos Energy Enterprises, Inc.*	23,264	175
FTC Solar, Inc.*	10,218	77
FuelCell Energy, Inc.*	193,275	1,005
GrafTech International Ltd.	104,956	1,242
Powell Industries, Inc.	4,882	144
Preformed Line Products Co.	1,575	102
Romeo Power, Inc.*	68,304	249
Stem, Inc.*	59,609	1,131
Thermon Group Holdings, Inc.*	17,508	296
TPI Composites, Inc.*	19,024	285
Vicor Corp.*	11,028	1,400
		16,235
Electronic Equipment, Instruments & Components – 2.3%
908 Devices, Inc.*	9,842	255
Advanced Energy Industries, Inc.	19,728	1,796
Aeva Technologies, Inc.*	55,818	422
Akoustis Technologies, Inc.*	25,756	172
Arlo Technologies, Inc.*	44,397	466
Badger Meter, Inc.	15,279	1,628
Belden, Inc.	23,163	1,523
Benchmark Electronics, Inc.	18,293	496
CTS Corp.	16,637	611
Daktronics, Inc.*	19,467	98
ePlus, Inc.*	13,890	748
Fabrinet*	19,373	2,295
FARO Technologies, Inc.*	9,449	662
Identiv, Inc.*	11,367	320
II-VI, Inc.*	55,486	3,791
Insight Enterprises, Inc.*	18,068	1,926
Iteris, Inc.*	22,553	90
Itron, Inc.*	23,676	1,622
Kimball Electronics, Inc.*	12,627	275
Knowles Corp.*	46,385	1,083
Luna Innovations, Inc.*	16,467	139
Methode Electronics, Inc.	19,959	981
MicroVision, Inc.*	85,629	429
Napco Security Technologies, Inc.*	7,647	382
nLight, Inc.*	22,702	544
Novanta, Inc.*	18,492	3,261

EQUITY FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electronic Equipment, Instruments & Components – 2.3%continued
OSI Systems, Inc.*	8,842	$824
Ouster, Inc.*	82,684	430
PAR Technology Corp.*	13,190	696
PC Connection, Inc.	5,865	253
Plexus Corp.*	14,665	1,406
Rogers Corp.*	9,803	2,676
Sanmina Corp.*	33,357	1,383
ScanSource, Inc.*	13,293	466
TTM Technologies, Inc.*	54,544	813
Velodyne Lidar, Inc.*	39,994	186
Vishay Intertechnology, Inc.	69,934	1,530
Vishay Precision Group, Inc.*	6,338	235
		36,913
Energy Equipment & Services – 0.8%
Archrock, Inc.	69,523	520
Aspen Aerogels, Inc.*	11,515	573
Bristow Group, Inc.*	12,481	395
Cactus, Inc., Class A	28,870	1,101
ChampionX Corp.*	105,940	2,141
DMC Global, Inc.*	9,764	387
Dril-Quip, Inc.*	18,414	363
Expro Group Holdings N.V.*	24,551	352
FTS International, Inc., Class A*	4,737	124
Helix Energy Solutions Group, Inc.*	75,708	236
Helmerich & Payne, Inc.	55,004	1,304
Liberty Oilfield Services, Inc., Class A*	47,993	466
Nabors Industries Ltd.*	3,716	301
National Energy Services Reunited Corp.*	19,952	189
Newpark Resources, Inc.*	47,049	138
NexTier Oilfield Solutions, Inc.*	90,910	323
Oceaneering International, Inc.*	51,726	585
Oil States International, Inc.*	31,730	158
Patterson-UTI Energy, Inc.	97,292	822
ProPetro Holding Corp.*	45,473	368
RPC, Inc.*	35,487	161
Select Energy Services, Inc., Class A*	33,324	208
Solaris Oilfield Infrastructure, Inc., Class A	16,837	110
TETRA Technologies, Inc.*	64,454	183
Tidewater, Inc.*	21,637	232
U.S. Silica Holdings, Inc.*	38,730	364
		12,104
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Entertainment – 0.8%
AMC Entertainment Holdings, Inc., Class A*	270,321	$7,353
Chicken Soup For The Soul Entertainment, Inc.*	3,802	53
Cinemark Holdings, Inc.*	56,482	910
CuriosityStream, Inc.*	13,972	83
Eros STX Global Corp.*	173,823	42
IMAX Corp.*	25,937	463
Liberty Media Corp.-Liberty Braves, Class A*	5,340	153
Liberty Media Corp.-Liberty Braves, Class C*	19,268	541
Lions Gate Entertainment Corp., Class A*	30,487	507
Lions Gate Entertainment Corp., Class B*	61,821	951
LiveOne, Inc.*	31,117	40
Madison Square Garden Entertainment Corp.*	13,658	961
Marcus (The) Corp.*	12,041	215
		12,272
Equity Real Estate Investment Trusts – 6.6%
Acadia Realty Trust	45,279	988
Agree Realty Corp.	36,115	2,577
Alexander & Baldwin, Inc.	37,839	949
Alexander's, Inc.	1,140	297
American Assets Trust, Inc.	26,069	978
American Finance Trust, Inc.	64,248	587
Apartment Investment and Management Co., Class A*	79,131	611
Apple Hospitality REIT, Inc.	112,054	1,810
Armada Hoffler Properties, Inc.	31,786	484
Ashford Hospitality Trust, Inc.*	8,738	84
Braemar Hotels & Resorts, Inc.*	30,081	153
Brandywine Realty Trust	88,841	1,192
Broadstone Net Lease, Inc.	82,534	2,048
BRT Apartments Corp.	6,082	146
CareTrust REIT, Inc.	50,430	1,151
CatchMark Timber Trust, Inc., Class A	25,847	225
Centerspace	7,486	830
Chatham Lodging Trust*	24,433	335
City Office REIT, Inc.	22,544	445
Clipper Realty, Inc.	6,531	65
Community Healthcare Trust, Inc.	12,354	584
CorePoint Lodging, Inc.*	20,650	324

NORTHERN FUNDS QUARTERLY REPORT     153    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Equity Real Estate Investment Trusts – 6.6%continued
Corporate Office Properties Trust	59,339	$1,660
CTO Realty Growth, Inc.	3,113	191
DiamondRock Hospitality Co.*	108,709	1,045
DigitalBridge Group, Inc.*	254,144	2,117
Diversified Healthcare Trust	124,800	386
Easterly Government Properties, Inc.	45,403	1,041
EastGroup Properties, Inc.	21,241	4,840
Empire State Realty Trust, Inc., Class A	74,590	664
Equity Commonwealth*	61,700	1,598
Essential Properties Realty Trust, Inc.	63,279	1,824
Farmland Partners, Inc.	15,291	183
Four Corners Property Trust, Inc.	40,286	1,185
Franklin Street Properties Corp.	53,652	319
GEO Group (The), Inc.	62,220	482
Getty Realty Corp.	21,050	676
Gladstone Commercial Corp.	19,130	493
Gladstone Land Corp.	16,381	553
Global Medical REIT, Inc.	31,007	550
Global Net Lease, Inc.	54,020	825
Healthcare Realty Trust, Inc.	77,501	2,452
Hersha Hospitality Trust*	16,894	155
Independence Realty Trust, Inc.	54,994	1,421
Indus Realty Trust, Inc.	3,043	247
Industrial Logistics Properties Trust	34,019	852
Innovative Industrial Properties, Inc.	12,406	3,262
iStar, Inc.	35,154	908
Kite Realty Group Trust	113,604	2,474
LTC Properties, Inc.	20,275	692
LXP Industrial Trust	146,753	2,292
Macerich (The) Co.	111,955	1,935
Monmouth Real Estate Investment Corp.	49,849	1,047
National Health Investors, Inc.	22,874	1,315
National Storage Affiliates Trust	42,731	2,957
NETSTREIT Corp.	20,582	471
NexPoint Residential Trust, Inc.	11,711	982
Office Properties Income Trust	24,887	618
One Liberty Properties, Inc.	8,469	299
Outfront Media, Inc.	76,215	2,044
Paramount Group, Inc.	97,426	813
Pebblebrook Hotel Trust	67,907	1,519
Phillips Edison & Co., Inc.	9,851	325
Physicians Realty Trust	115,651	2,178
Piedmont Office Realty Trust, Inc., Class A	64,919	1,193
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Equity Real Estate Investment Trusts – 6.6%continued
Plymouth Industrial REIT, Inc.	16,280	$521
Postal Realty Trust, Inc., Class A	6,594	131
PotlatchDeltic Corp.	34,636	2,086
Preferred Apartment Communities, Inc.	27,282	493
PS Business Parks, Inc.	10,600	1,952
Retail Opportunity Investments Corp.	62,026	1,216
Retail Value, Inc.	9,035	58
RLJ Lodging Trust	86,300	1,202
RPT Realty	43,042	576
Ryman Hospitality Properties, Inc.*	28,165	2,590
Sabra Health Care REIT, Inc.	119,195	1,614
Safehold, Inc.	10,876	868
Saul Centers, Inc.	6,252	331
Seritage Growth Properties, Class A*	19,889	264
Service Properties Trust	85,541	752
SITE Centers Corp.	90,395	1,431
STAG Industrial, Inc.	92,623	4,442
Summit Hotel Properties, Inc.*	53,776	525
Sunstone Hotel Investors, Inc.*	113,767	1,334
Tanger Factory Outlet Centers, Inc.	53,530	1,032
Terreno Realty Corp.	38,750	3,305
UMH Properties, Inc.	22,150	605
Uniti Group, Inc.	103,042	1,444
Universal Health Realty Income Trust	6,771	403
Urban Edge Properties	60,363	1,147
Urstadt Biddle Properties, Inc., Class A	15,657	334
Veris Residential, Inc.*	45,891	843
Washington Real Estate Investment Trust	44,372	1,147
Whitestone REIT	24,297	246
Xenia Hotels & Resorts, Inc.*	59,592	1,079
		103,917
Food & Staples Retailing – 1.0%
Andersons (The), Inc.	16,449	637
BJ's Wholesale Club Holdings, Inc.*	71,841	4,811
Chefs' Warehouse (The), Inc.*	16,267	542
HF Foods Group, Inc.*	19,405	164
Ingles Markets, Inc., Class A	7,347	634
MedAvail Holdings, Inc.*	6,258	9
Natural Grocers by Vitamin Cottage, Inc.	4,684	67
Performance Food Group Co.*	79,319	3,640
PriceSmart, Inc.	12,209	893
Rite Aid Corp.*	29,375	431
SpartanNash Co.	18,622	480

EQUITY FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Food & Staples Retailing – 1.0%continued
Sprouts Farmers Market, Inc.*	59,126	$1,755
United Natural Foods, Inc.*	29,222	1,434
Village Super Market, Inc., Class A	4,438	104
Weis Markets, Inc.	8,559	564
		16,165
Food Products – 1.0%
AppHarvest, Inc.*	36,772	143
B&G Foods, Inc.	33,558	1,031
Calavo Growers, Inc.	9,022	383
Cal-Maine Foods, Inc.	21,239	786
Fresh Del Monte Produce, Inc.	17,497	483
Hostess Brands, Inc.*	72,279	1,476
J&J Snack Foods Corp.	7,725	1,220
John B. Sanfilippo & Son, Inc.	4,689	423
Laird Superfood, Inc.*	3,310	43
Lancaster Colony Corp.	9,956	1,649
Landec Corp.*	13,985	155
Limoneira Co.	8,292	124
Mission Produce, Inc.*	19,546	307
Sanderson Farms, Inc.	10,653	2,036
Seneca Foods Corp., Class A*	3,238	155
Simply Good Foods (The) Co.*	44,544	1,852
Sovos Brands, Inc.*	13,601	205
Tattooed Chef, Inc.*	24,929	387
Tootsie Roll Industries, Inc.	8,092	293
TreeHouse Foods, Inc.*	27,217	1,103
Utz Brands, Inc.	30,800	491
Vita Coco (The) Co., Inc.*	5,752	64
Vital Farms, Inc.*	13,009	235
Whole Earth Brands, Inc.*	19,598	210
		15,254
Gas Utilities – 0.9%
Brookfield Infrastructure Corp., Class A	32,359	2,209
Chesapeake Utilities Corp.	9,026	1,316
New Jersey Resources Corp.	50,660	2,080
Northwest Natural Holding Co.	15,931	777
ONE Gas, Inc.	27,684	2,148
South Jersey Industries, Inc.	54,009	1,411
Southwest Gas Holdings, Inc.	31,739	2,223
Spire, Inc.	26,639	1,737
		13,901
Health Care Equipment & Supplies – 3.2%
Accelerate Diagnostics, Inc.*	17,790	93
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Equipment & Supplies – 3.2%continued
Accuray, Inc.*	47,570	$227
Acutus Medical, Inc.*	10,715	37
Alphatec Holdings, Inc.*	37,316	427
AngioDynamics, Inc.*	19,512	538
Apyx Medical Corp.*	16,649	213
Asensus Surgical, Inc.*	122,073	135
Aspira Women's Health, Inc.*	38,960	69
AtriCure, Inc.*	23,427	1,629
Atrion Corp.	723	510
Avanos Medical, Inc.*	25,023	868
Axogen, Inc.*	20,643	193
Axonics, Inc.*	23,915	1,339
BioLife Solutions, Inc.*	5,479	204
Bioventus, Inc., Class A*	14,791	214
Butterfly Network, Inc.*	65,063	435
Cardiovascular Systems, Inc.*	20,984	394
Cerus Corp.*	87,486	596
ClearPoint Neuro, Inc.*	10,258	115
CONMED Corp.	15,196	2,154
CryoLife, Inc.*	20,040	408
CryoPort, Inc.*	21,207	1,255
Cue Health, Inc.*	7,684	103
Cutera, Inc.*	9,259	383
CVRx, Inc.*	4,325	53
CytoSorbents Corp.*	22,145	93
DarioHealth Corp.*	7,258	94
Eargo, Inc.*	15,855	81
Glaukos Corp.*	23,791	1,057
Haemonetics Corp.*	26,396	1,400
Heska Corp.*	5,111	933
Inari Medical, Inc.*	18,006	1,643
Inogen, Inc.*	10,439	355
Integer Holdings Corp.*	17,174	1,470
Intersect ENT, Inc.*	17,344	474
Invacare Corp.*	18,259	50
iRadimed Corp.*	3,303	153
iRhythm Technologies, Inc.*	15,443	1,817
Lantheus Holdings, Inc.*	35,205	1,017
LeMaitre Vascular, Inc.	9,795	492
LivaNova PLC*	27,976	2,446
Lucid Diagnostics, Inc.*	2,598	14
Meridian Bioscience, Inc.*	22,504	459
Merit Medical Systems, Inc.*	26,852	1,673
Mesa Laboratories, Inc.	2,595	851

NORTHERN FUNDS QUARTERLY REPORT     155    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Equipment & Supplies – 3.2%continued
Natus Medical, Inc.*	17,810	$423
Neogen Corp.*	56,391	2,561
Neuronetics, Inc.*	13,737	61
NeuroPace, Inc.*	3,785	38
Nevro Corp.*	18,095	1,467
NuVasive, Inc.*	27,066	1,420
OraSure Technologies, Inc.*	37,676	327
Ortho Clinical Diagnostics Holdings PLC*	63,030	1,348
Orthofix Medical, Inc.*	9,696	301
OrthoPediatrics Corp.*	7,301	437
Outset Medical, Inc.*	24,468	1,128
Paragon 28, Inc.*	4,762	84
PAVmed, Inc.*	38,749	95
PROCEPT BioRobotics Corp.*	3,796	95
Pulmonx Corp.*	13,473	432
Pulse Biosciences, Inc.*	7,495	111
Quotient Ltd.*	42,278	109
Retractable Technologies, Inc.*	9,348	65
RxSight, Inc.*	4,437	50
SeaSpine Holdings Corp.*	16,705	228
Senseonics Holdings, Inc.*	225,489	602
Shockwave Medical, Inc.*	17,657	3,149
SI-BONE, Inc.*	17,095	380
Sientra, Inc.*	31,053	114
Sight Sciences, Inc.*	5,944	104
Silk Road Medical, Inc.*	17,900	763
STAAR Surgical Co.*	24,871	2,271
Stereotaxis, Inc.*	25,851	160
Surmodics, Inc.*	7,114	343
Tactile Systems Technology, Inc.*	10,137	193
Talis Biomedical Corp.*	7,573	30
TransMedics Group, Inc.*	13,614	261
Treace Medical Concepts, Inc.*	15,868	296
Utah Medical Products, Inc.	1,831	183
Vapotherm, Inc.*	12,082	250
Varex Imaging Corp.*	20,029	632
ViewRay, Inc.*	72,974	402
Zynex, Inc.*	10,486	105
		50,182
Health Care Providers & Services – 2.9%
1Life Healthcare, Inc.*	60,837	1,069
Accolade, Inc.*	26,178	690
AdaptHealth Corp.*	37,489	917
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.9%continued
Addus HomeCare Corp.*	8,024	$750
Agiliti, Inc.*	12,304	285
AirSculpt Technologies, Inc.*	3,406	58
Alignment Healthcare, Inc.*	41,416	582
AMN Healthcare Services, Inc.*	24,700	3,021
Apollo Medical Holdings, Inc.*	19,732	1,450
Apria, Inc.*	10,374	338
Aveanna Healthcare Holdings, Inc.*	20,679	153
Biodesix, Inc.*	6,549	35
Brookdale Senior Living, Inc.*	96,415	497
Castle Biosciences, Inc.*	11,052	474
Community Health Systems, Inc.*	65,043	866
CorVel Corp.*	4,617	960
Covetrus, Inc.*	54,036	1,079
Cross Country Healthcare, Inc.*	18,772	521
Ensign Group (The), Inc.	27,514	2,310
Exagen, Inc.*	5,582	65
Fulgent Genetics, Inc.*	10,927	1,099
Hanger, Inc.*	19,752	358
HealthEquity, Inc.*	42,812	1,894
InfuSystem Holdings, Inc.*	9,463	161
Innovage Holding Corp.*	9,916	50
Joint (The) Corp.*	7,303	480
LHC Group, Inc.*	15,980	2,193
LifeStance Health Group, Inc.*	24,141	230
Magellan Health, Inc.*	12,406	1,178
MEDNAX, Inc.*	39,829	1,084
ModivCare, Inc.*	6,504	964
National HealthCare Corp.	6,633	451
National Research Corp.	7,344	305
Ontrak, Inc.*	4,838	30
Option Care Health, Inc.*	83,200	2,366
Owens & Minor, Inc.	37,992	1,653
Patterson Cos., Inc.	44,862	1,317
Pennant Group (The), Inc.*	13,644	315
PetIQ, Inc.*	14,126	321
Privia Health Group, Inc.*	8,514	220
Progyny, Inc.*	33,720	1,698
R1 RCM, Inc.*	62,190	1,585
RadNet, Inc.*	23,711	714
Select Medical Holdings Corp.	57,817	1,700
Sharps Compliance Corp.*	9,786	70
SOC Telemed, Inc.*	32,714	42
Surgery Partners, Inc.*	17,781	950

EQUITY FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.9%continued
Tenet Healthcare Corp.*	55,640	$4,545
Tivity Health, Inc.*	22,835	604
Triple-S Management Corp.*	12,015	429
U.S. Physical Therapy, Inc.	6,633	634
Viemed Healthcare, Inc.*	18,950	99
		45,859
Health Care Technology – 1.1%
Allscripts Healthcare Solutions, Inc.*	63,652	1,174
American Well Corp., Class A*	95,362	576
Castlight Health, Inc., Class B*	65,196	100
Computer Programs and Systems, Inc.*	7,427	218
Convey Health Solutions Holdings, Inc.*	7,180	60
Evolent Health, Inc., Class A*	41,670	1,153
Forian, Inc.*	10,115	91
Health Catalyst, Inc.*	27,199	1,078
HealthStream, Inc.*	13,144	346
iCAD, Inc.*	11,662	84
Inspire Medical Systems, Inc.*	14,073	3,238
Multiplan Corp.*	199,234	883
NantHealth, Inc.*	12,656	13
NextGen Healthcare, Inc.*	29,819	530
Omnicell, Inc.*	22,925	4,137
OptimizeRx Corp.*	8,968	557
Phreesia, Inc.*	25,942	1,081
Schrodinger, Inc.*	23,631	823
Simulations Plus, Inc.	8,066	382
Tabula Rasa HealthCare, Inc.*	11,850	178
Vocera Communications, Inc.*	18,032	1,169
		17,871
Hotels, Restaurants & Leisure – 2.4%
Accel Entertainment, Inc.*	29,685	387
Bally's Corp.*	16,989	647
Biglari Holdings, Inc., Class B*	433	62
BJ's Restaurants, Inc.*	11,875	410
Bloomin' Brands, Inc.*	46,260	971
Bluegreen Vacations Holding Corp.*	7,563	266
Brinker International, Inc.*	23,648	865
Carrols Restaurant Group, Inc.	17,617	52
Century Casinos, Inc.*	14,537	177
Cheesecake Factory (The), Inc.*	24,063	942
Chuy's Holdings, Inc.*	10,482	316
Cracker Barrel Old Country Store, Inc.	12,380	1,593
Dave & Buster's Entertainment, Inc.*	22,546	866
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Hotels, Restaurants & Leisure – 2.4%continued
Del Taco Restaurants, Inc.	15,962	$199
Denny's Corp.*	32,069	513
Dine Brands Global, Inc.	8,468	642
Drive Shack, Inc.*	44,549	64
El Pollo Loco Holdings, Inc.*	10,176	144
Esports Technologies, Inc.*	5,902	121
Everi Holdings, Inc.*	44,601	952
F45 Training Holdings, Inc.*	10,929	119
Fiesta Restaurant Group, Inc.*	9,430	104
First Watch Restaurant Group, Inc.*	5,749	96
Full House Resorts, Inc.*	17,475	212
GAN Ltd.*	21,158	194
Golden Entertainment, Inc.*	9,061	458
Golden Nugget Online Gaming, Inc.*	21,137	210
Hall of Fame Resort & Entertainment Co.*	29,397	45
Hilton Grand Vacations, Inc.*	44,809	2,335
International Game Technology PLC	52,302	1,512
Jack in the Box, Inc.	11,367	994
Krispy Kreme, Inc.	11,740	222
Kura Sushi U.S.A., Inc., Class A*	2,141	173
Life Time Group Holdings, Inc.*	20,506	353
Lindblad Expeditions Holdings, Inc.*	16,181	252
Monarch Casino & Resort, Inc.*	6,774	501
Nathan's Famous, Inc.	1,541	90
NEOGAMES S.A.*	5,458	152
Noodles & Co.*	21,716	197
ONE Group Hospitality (The), Inc.*	11,077	140
Papa John's International, Inc.	17,330	2,313
PlayAGS, Inc.*	14,718	100
Portillo's, Inc., Class A*	12,393	465
RCI Hospitality Holdings, Inc.	4,384	341
Red Robin Gourmet Burgers, Inc.*	8,365	138
Red Rock Resorts, Inc., Class A	31,187	1,716
Rush Street Interactive, Inc.*	27,750	458
Ruth's Hospitality Group, Inc.*	17,402	346
Scientific Games Corp.*	50,354	3,365
SeaWorld Entertainment, Inc.*	26,978	1,750
Shake Shack, Inc., Class A*	19,546	1,410
Target Hospitality Corp.*	13,258	47
Texas Roadhouse, Inc.	36,663	3,273
Wingstop, Inc.	15,626	2,700
Xponential Fitness, Inc., Class A*	4,952	101
		37,071

NORTHERN FUNDS QUARTERLY REPORT     157    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Household Durables – 2.0%
Aterian, Inc.*	13,959	$57
Bassett Furniture Industries, Inc.	4,920	83
Beazer Homes U.S.A., Inc.*	15,430	358
Casper Sleep, Inc.*	15,576	104
Cavco Industries, Inc.*	4,830	1,534
Century Communities, Inc.	15,699	1,284
Ethan Allen Interiors, Inc.	11,856	312
Flexsteel Industries, Inc.	3,395	91
GoPro, Inc., Class A*	67,359	694
Green Brick Partners, Inc.*	16,245	493
Hamilton Beach Brands Holding Co., Class A	4,044	58
Helen of Troy Ltd.*	12,629	3,087
Hooker Furnishings Corp.	6,266	146
Hovnanian Enterprises, Inc., Class A*	2,729	347
Installed Building Products, Inc.	12,423	1,736
iRobot Corp.*	14,026	924
KB Home	41,556	1,859
Landsea Homes Corp.*	5,303	39
La-Z-Boy, Inc.	22,923	832
Legacy Housing Corp.*	4,295	114
LGI Homes, Inc.*	11,303	1,746
Lifetime Brands, Inc.	6,757	108
Lovesac (The) Co.*	6,746	447
M/I Homes, Inc.*	14,865	924
MDC Holdings, Inc.	29,895	1,669
Meritage Homes Corp.*	19,360	2,363
Purple Innovation, Inc.*	30,037	399
Skyline Champion Corp.*	27,499	2,172
Snap One Holdings Corp.*	7,091	149
Sonos, Inc.*	62,961	1,876
Taylor Morrison Home Corp.*	62,553	2,187
Traeger, Inc.*	11,789	143
Tri Pointe Homes, Inc.*	58,398	1,629
Tupperware Brands Corp.*	25,777	394
Universal Electronics, Inc.*	6,693	273
VOXX International Corp.*	8,312	85
Vuzix Corp.*	31,227	271
Weber, Inc., Class A	9,506	123
		31,110
Household Products – 0.3%
Central Garden & Pet Co.*	5,134	270
Central Garden & Pet Co., Class A*	21,188	1,014
Energizer Holdings, Inc.	35,594	1,427
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Household Products – 0.3%continued
Oil-Dri Corp. of America	2,774	$91
WD-40 Co.	7,157	1,751
		4,553
Independent Power & Renewable Electricity Producers – 0.3%
Clearway Energy, Inc., Class A	18,006	603
Clearway Energy, Inc., Class C	43,238	1,558
Ormat Technologies, Inc.	23,727	1,881
Sunnova Energy International, Inc.*	44,973	1,256
		5,298
Insurance – 2.0%
Ambac Financial Group, Inc.*	23,968	385
American Equity Investment Life Holding Co.	43,311	1,686
American National Group, Inc.	3,910	738
AMERISAFE, Inc.	9,899	533
Argo Group International Holdings Ltd.	16,561	962
Bright Health Group, Inc.*	28,022	96
BRP Group, Inc., Class A*	24,791	895
Citizens, Inc.*	26,664	142
CNO Financial Group, Inc.	64,517	1,538
Crawford & Co., Class A	8,738	65
Donegal Group, Inc., Class A	7,751	111
eHealth, Inc.*	13,043	333
Employers Holdings, Inc.	14,658	607
Enstar Group Ltd.*	6,502	1,610
Genworth Financial, Inc., Class A*	265,480	1,075
Goosehead Insurance, Inc., Class A	9,464	1,231
Greenlight Capital Re Ltd., Class A*	13,844	108
HCI Group, Inc.	2,972	248
Heritage Insurance Holdings, Inc.	13,915	82
Horace Mann Educators Corp.	21,760	842
Independence Holding Co.	2,286	130
Investors Title Co.	694	137
James River Group Holdings Ltd.	19,105	550
Kinsale Capital Group, Inc.	11,263	2,679
Maiden Holdings Ltd.*	36,080	110
MBIA, Inc.*	25,180	398
MetroMile, Inc.*	50,753	111
National Western Life Group, Inc., Class A	1,361	292
NI Holdings, Inc.*	4,404	83
Palomar Holdings, Inc.*	12,835	831
ProAssurance Corp.	28,045	710
RLI Corp.	20,999	2,354

EQUITY FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Insurance – 2.0%continued
Safety Insurance Group, Inc.	7,677	$653
Selective Insurance Group, Inc.	31,161	2,553
Selectquote, Inc.*	70,067	635
SiriusPoint Ltd.*	46,696	380
State Auto Financial Corp.	9,434	488
Stewart Information Services Corp.	13,997	1,116
Tiptree, Inc.	12,270	170
Trean Insurance Group, Inc.*	9,494	85
Trupanion, Inc.*	19,994	2,640
United Fire Group, Inc.	11,027	256
United Insurance Holdings Corp.	10,949	47
Universal Insurance Holdings, Inc.	14,207	241
		30,936
Interactive Media & Services – 0.4%
Cargurus, Inc.*	49,979	1,681
Cars.com, Inc.*	35,795	576
Eventbrite, Inc., Class A*	39,876	696
EverQuote, Inc., Class A*	10,321	162
fuboTV, Inc.*	70,745	1,098
Liberty TripAdvisor Holdings, Inc., Class A*	39,228	85
MediaAlpha, Inc., Class A*	11,142	172
Outbrain, Inc.*	4,307	60
QuinStreet, Inc.*	26,516	482
Society Pass, Inc.*	1,578	16
TrueCar, Inc.*	49,899	170
Yelp, Inc.*	37,373	1,354
		6,552
Internet & Direct Marketing Retail – 0.5%
1-800-Flowers.com, Inc., Class A*	14,011	327
1stdibs.com, Inc.*	3,588	45
aka Brands Holding Corp.*	4,978	46
CarParts.com, Inc.*	25,720	288
Duluth Holdings, Inc., Class B*	6,486	99
Groupon, Inc.*	12,546	291
Lands' End, Inc.*	7,495	147
Liquidity Services, Inc.*	13,940	308
Lulu's Fashion Lounge Holdings, Inc.*	3,040	31
Overstock.com, Inc.*	22,502	1,328
PetMed Express, Inc.	10,748	272
Porch Group, Inc.*	40,302	628
Quotient Technology, Inc.*	47,475	352
RealReal (The), Inc.*	41,676	484
Rent the Runway, Inc., Class A*	9,009	73
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Internet & Direct Marketing Retail – 0.5%continued
Revolve Group, Inc.*	18,773	$1,052
Shutterstock, Inc.	12,257	1,359
Stitch Fix, Inc., Class A*	42,568	805
Xometry, Inc., Class A*	4,306	221
		8,156
IT Services – 1.7%
BigCommerce Holdings, Inc., Class 1*	25,292	895
Brightcove, Inc.*	21,718	222
Cantaloupe, Inc.*	30,783	273
Cass Information Systems, Inc.	7,304	287
Conduent, Inc.*	88,484	472
CSG Systems International, Inc.	17,072	984
DigitalOcean Holdings, Inc.*	26,572	2,135
EVERTEC, Inc.	31,726	1,586
Evo Payments, Inc., Class A*	24,737	633
ExlService Holdings, Inc.*	17,214	2,492
Flywire Corp.*	32,947	1,254
GreenBox POS*	9,764	41
Grid Dynamics Holdings, Inc.*	23,788	903
Hackett Group (The), Inc.	12,873	264
I3 Verticals, Inc., Class A*	11,262	257
IBEX Holdings Ltd.*	3,158	41
International Money Express, Inc.*	17,110	273
Limelight Networks, Inc.*	66,035	226
LiveRamp Holdings, Inc.*	34,560	1,657
Marathon Digital Holdings, Inc.*	49,946	1,641
Maximus, Inc.	32,184	2,564
MoneyGram International, Inc.*	47,222	373
Paya Holdings, Inc.*	45,171	286
Perficient, Inc.*	17,040	2,203
Priority Technology Holdings, Inc.*	5,324	38
Rackspace Technology, Inc.*	28,770	388
Remitly Global, Inc.*	6,453	133
Repay Holdings Corp.*	45,158	825
StarTek, Inc.*	9,361	49
TTEC Holdings, Inc.	9,692	878
Tucows, Inc., Class A*	5,049	423
Unisys Corp.*	34,323	706
Verra Mobility Corp.*	75,043	1,158
		26,560
Leisure Products – 0.5%
Acushnet Holdings Corp.	17,926	952
American Outdoor Brands, Inc.*	7,528	150

NORTHERN FUNDS QUARTERLY REPORT     159    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Leisure Products – 0.5%continued
AMMO, Inc.*	45,710	$249
Callaway Golf Co.*	60,541	1,661
Clarus Corp.	13,971	387
Escalade, Inc.	5,095	81
Genius Brands International, Inc.*	150,668	158
Johnson Outdoors, Inc., Class A	2,749	258
Latham Group, Inc.*	16,863	422
Malibu Boats, Inc., Class A*	10,797	742
Marine Products Corp.	4,323	54
MasterCraft Boat Holdings, Inc.*	9,863	279
Nautilus, Inc.*	16,094	99
Smith & Wesson Brands, Inc.	25,319	451
Solo Brands, Inc., Class A*	6,156	96
Sturm Ruger & Co., Inc.	8,979	611
Vista Outdoor, Inc.*	30,091	1,386
		8,036
Life Sciences Tools & Services – 0.8%
Absci Corp.*	7,399	61
Akoya Biosciences, Inc.*	7,080	108
Alpha Teknova, Inc.*	3,714	76
Berkeley Lights, Inc.*	25,301	460
Bionano Genomics, Inc.*	152,020	454
ChromaDex Corp.*	25,198	94
Codex DNA, Inc.*	4,056	44
Codexis, Inc.*	31,422	983
Cytek Biosciences, Inc.*	8,573	140
Fluidigm Corp.*	39,973	157
Harvard Bioscience, Inc.*	20,978	148
Inotiv, Inc.*	7,803	328
IsoPlexis Corp.*	4,386	40
Medpace Holdings, Inc.*	15,179	3,304
NanoString Technologies, Inc.*	23,661	999
NeoGenomics, Inc.*	59,252	2,022
Pacific Biosciences of California, Inc.*	101,761	2,082
Personalis, Inc.*	19,114	273
Quanterix Corp.*	16,090	682
Rapid Micro Biosystems, Inc., Class A*	4,221	45
Seer, Inc.*	21,656	494
Singular Genomics Systems, Inc.*	6,309	73
		13,067
Machinery – 3.7%
AgEagle Aerial Systems, Inc.*	36,404	57
Alamo Group, Inc.	5,153	758
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Machinery – 3.7%continued
Albany International Corp., Class A	16,093	$1,423
Altra Industrial Motion Corp.	33,894	1,748
Astec Industries, Inc.	11,858	821
Barnes Group, Inc.	24,736	1,153
Blue Bird Corp.*	8,241	129
Chart Industries, Inc.*	19,120	3,049
CIRCOR International, Inc.*	9,769	266
Columbus McKinnon Corp.	14,459	669
Commercial Vehicle Group, Inc.*	17,126	138
Desktop Metal, Inc., Class A*	97,610	483
Douglas Dynamics, Inc.	11,641	455
Energy Recovery, Inc.*	21,616	465
Enerpac Tool Group Corp.	31,444	638
EnPro Industries, Inc.	10,806	1,189
ESCO Technologies, Inc.	13,352	1,202
Evoqua Water Technologies Corp.*	60,612	2,834
Federal Signal Corp.	31,541	1,367
Franklin Electric Co., Inc.	24,413	2,309
Gorman-Rupp (The) Co.	11,749	523
Greenbrier (The) Cos., Inc.	16,690	766
Helios Technologies, Inc.	16,928	1,780
Hillenbrand, Inc.	38,244	1,988
Hydrofarm Holdings Group, Inc.*	20,321	575
Hyliion Holdings Corp.*	61,805	383
Hyster-Yale Materials Handling, Inc.	5,308	218
John Bean Technologies Corp.	16,440	2,525
Kadant, Inc.	6,027	1,389
Kennametal, Inc.	43,728	1,570
Lindsay Corp.	5,699	866
Luxfer Holdings PLC	14,501	280
Manitowoc (The) Co., Inc.*	18,025	335
Mayville Engineering Co., Inc.*	4,789	71
Meritor, Inc.*	35,440	878
Miller Industries, Inc.	5,806	194
Mueller Industries, Inc.	29,458	1,749
Mueller Water Products, Inc., Class A	82,390	1,186
Nikola Corp.*	119,465	1,179
NN, Inc.*	23,071	95
Omega Flex, Inc.	1,658	211
Park-Ohio Holdings Corp.	4,613	98
Proto Labs, Inc.*	14,524	746
RBC Bearings, Inc.*	14,640	2,957
REV Group, Inc.	15,007	212
Shyft Group (The), Inc.	18,096	889

EQUITY FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Machinery – 3.7%continued
SPX Corp.*	22,948	$1,370
SPX FLOW, Inc.	21,773	1,883
Standex International Corp.	6,227	689
Tennant Co.	9,623	780
Terex Corp.	35,817	1,574
Titan International, Inc.*	27,037	296
Trinity Industries, Inc.	40,509	1,223
Wabash National Corp.	26,093	509
Watts Water Technologies, Inc., Class A	14,435	2,803
Welbilt, Inc.*	68,441	1,627
		57,570
Marine – 0.2%
Costamare, Inc.	27,775	351
Eagle Bulk Shipping, Inc.	4,705	214
Genco Shipping & Trading Ltd.	17,064	273
Matson, Inc.	21,786	1,961
Safe Bulkers, Inc.*	33,596	127
		2,926
Media – 1.0%
Advantage Solutions, Inc.*	40,060	321
AMC Networks, Inc., Class A*	15,203	524
Audacy, Inc.*	61,957	159
Boston Omaha Corp., Class A*	10,756	309
Cardlytics, Inc.*	16,907	1,117
Clear Channel Outdoor Holdings, Inc.*	189,721	628
comScore, Inc.*	36,166	121
Daily Journal Corp.*	632	225
Digital Media Solutions, Inc., Class A*	1,588	8
Emerald Holding, Inc.*	12,734	51
Entravision Communications Corp., Class A	32,128	218
EW Scripps (The) Co., Class A	29,801	577
Fluent, Inc.*	23,187	46
Gannett Co., Inc.*	74,135	395
Gray Television, Inc.	44,545	898
Hemisphere Media Group, Inc.*	8,662	63
iHeartMedia, Inc., Class A*	58,602	1,233
Integral Ad Science Holding Corp.*	9,065	201
John Wiley & Sons, Inc., Class A	22,588	1,294
Magnite, Inc.*	67,915	1,188
National CineMedia, Inc.	32,477	91
Scholastic Corp.	13,738	549
Sinclair Broadcast Group, Inc., Class A	24,010	635
Stagwell, Inc.*	32,343	280
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Media – 1.0%continued
TechTarget, Inc.*	13,660	$1,307
TEGNA, Inc.	115,782	2,149
Thryv Holdings, Inc.*	3,987	164
WideOpenWest, Inc.*	27,386	589
		15,340
Metals & Mining – 1.2%
Allegheny Technologies, Inc.*	66,369	1,057
Arconic Corp.*	55,921	1,846
Carpenter Technology Corp.	24,780	723
Century Aluminum Co.*	27,070	448
Coeur Mining, Inc.*	133,124	671
Commercial Metals Co.	62,844	2,281
Compass Minerals International, Inc.	17,894	914
Constellium S.E.*	64,986	1,164
Ferroglobe Representation & Warranty Insurance Trust(3) *	38,340	—
Gatos Silver, Inc.*	24,648	256
Haynes International, Inc.	6,551	264
Hecla Mining Co.	277,876	1,450
Kaiser Aluminum Corp.	8,253	775
Materion Corp.	10,645	979
MP Materials Corp.*	39,720	1,804
Novagold Resources, Inc.*	123,588	848
Olympic Steel, Inc.	5,024	118
Perpetua Resources Corp.*	17,087	81
PolyMet Mining Corp.*	15,446	39
Ryerson Holding Corp.	8,786	229
Schnitzer Steel Industries, Inc., Class A	13,533	703
SunCoke Energy, Inc.	44,144	291
TimkenSteel Corp.*	24,093	398
Warrior Met Coal, Inc.	26,948	693
Worthington Industries, Inc.	17,256	943
		18,975
Mortgage Real Estate Investment Trusts – 1.3%
AFC Gamma, Inc.	6,516	148
Angel Oak Mortgage, Inc.	3,875	64
Apollo Commercial Real Estate Finance, Inc.	73,023	961
Arbor Realty Trust, Inc.	75,431	1,382
Ares Commercial Real Estate Corp.	23,027	335
ARMOUR Residential REIT, Inc.	47,089	462
Blackstone Mortgage Trust, Inc., Class A	82,752	2,534
BrightSpire Capital, Inc.	44,579	457

NORTHERN FUNDS QUARTERLY REPORT     161    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Mortgage Real Estate Investment Trusts – 1.3%continued
Broadmark Realty Capital, Inc.	66,826	$630
Chimera Investment Corp.	123,900	1,868
Dynex Capital, Inc.	19,017	318
Ellington Financial, Inc.	27,672	473
Franklin BSP Realty Trust, Inc.	18,994	284
Granite Point Mortgage Trust, Inc.	28,184	330
Great Ajax Corp.	11,588	153
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,137	2,132
Invesco Mortgage Capital, Inc.	165,845	461
KKR Real Estate Finance Trust, Inc.	18,665	389
Ladder Capital Corp.	59,211	710
MFA Financial, Inc.	231,453	1,055
New York Mortgage Trust, Inc.	196,867	732
Orchid Island Capital, Inc.	71,614	322
PennyMac Mortgage Investment Trust	51,038	885
Ready Capital Corp.	31,601	494
Redwood Trust, Inc.	59,901	790
TPG RE Finance Trust, Inc.	30,605	377
Two Harbors Investment Corp.	179,890	1,038
		19,784
Multiline Retail – 0.4%
Big Lots, Inc.	16,809	757
Dillard's, Inc., Class A	3,057	749
Franchise Group, Inc.	14,818	773
Macy's, Inc.	164,515	4,307
		6,586
Multi-Utilities – 0.4%
Avista Corp.	37,107	1,577
Black Hills Corp.	33,572	2,369
NorthWestern Corp.	27,701	1,583
PNM Resources, Inc. - (Fractional Shares)(3)	50,000	—
Unitil Corp.	8,190	377
		5,906
Oil, Gas & Consumable Fuels – 3.6%
Aemetis, Inc.*	14,352	177
Alto Ingredients, Inc.*	37,820	182
Altus Midstream Co., Class A	1,753	108
Antero Resources Corp.*	149,858	2,623
Arch Resources, Inc.	7,917	723
Berry Corp.	35,351	298
Brigham Minerals, Inc., Class A	22,601	477
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Oil, Gas & Consumable Fuels – 3.6%continued
California Resources Corp.	42,503	$1,815
Callon Petroleum Co.*	24,880	1,176
Centennial Resource Development, Inc., Class A*	96,068	575
Centrus Energy Corp., Class A*	5,158	257
Chesapeake Energy Corp.	55,011	3,549
Civitas Resources, Inc.	22,734	1,113
Clean Energy Fuels Corp.*	80,838	496
CNX Resources Corp.*	109,766	1,509
Comstock Resources, Inc.*	48,339	391
CONSOL Energy, Inc.*	18,070	410
Crescent Energy, Inc., Class A*	15,687	199
CVR Energy, Inc.	15,784	265
Delek U.S. Holdings, Inc.*	34,232	513
Denbury, Inc.*	26,415	2,023
DHT Holdings, Inc.	74,731	388
Dorian LPG Ltd.	16,571	210
Earthstone Energy, Inc., Class A*	13,384	146
Energy Fuels, Inc.*	80,781	616
Equitrans Midstream Corp.	213,629	2,209
Falcon Minerals Corp.	21,226	103
Frontline Ltd.*	63,003	445
Gevo, Inc.*	103,610	444
Golar LNG Ltd.*	52,783	654
Green Plains, Inc.*	24,964	868
HighPeak Energy, Inc.	2,749	40
International Seaways, Inc.	24,192	355
Kosmos Energy Ltd.*	234,450	811
Laredo Petroleum, Inc.*	6,639	399
Magnolia Oil & Gas Corp., Class A	75,391	1,423
Matador Resources Co.	57,915	2,138
Meta Materials, Inc.*	106,900	263
Murphy Oil Corp.	76,666	2,002
Nordic American Tankers Ltd.	88,389	149
Northern Oil and Gas, Inc.	27,272	561
Oasis Petroleum, Inc.	10,387	1,309
Ovintiv, Inc.	137,269	4,626
Par Pacific Holdings, Inc.*	23,532	388
PBF Energy, Inc., Class A*	50,331	653
PDC Energy, Inc.	50,990	2,487
Peabody Energy Corp.*	47,029	474
Range Resources Corp.*	125,200	2,232
Ranger Oil Corp., Class A*	11,212	302
Renewable Energy Group, Inc.*	23,421	994

EQUITY FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Oil, Gas & Consumable Fuels – 3.6%continued
REX American Resources Corp.*	2,789	$268
Riley Exploration Permian, Inc.	1,321	26
Scorpio Tankers, Inc.	25,658	329
SFL Corp. Ltd.	64,087	522
SM Energy Co.	62,814	1,852
Southwestern Energy Co.*	532,054	2,479
Talos Energy, Inc.*	19,527	191
Teekay Corp.*	37,304	117
Teekay Tankers Ltd., Class A*	12,763	139
Tellurian, Inc.*	193,447	596
Uranium Energy Corp.*	135,309	453
Ur-Energy, Inc.*	97,156	119
W&T Offshore, Inc.*	49,216	159
Whiting Petroleum Corp.*	20,607	1,333
World Fuel Services Corp.	32,690	865
		56,016
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	8,691	318
Glatfelter Corp.	23,108	397
Neenah, Inc.	8,896	412
Schweitzer-Mauduit International, Inc.	16,247	486
Verso Corp., Class A	14,093	381
		1,994
Personal Products – 0.6%
Beauty Health (The) Co.*	44,993	1,087
BellRing Brands, Inc., Class A*	20,809	594
Edgewell Personal Care Co.	28,434	1,300
elf Beauty, Inc.*	25,053	832
Honest (The) Co., Inc.*	44,877	363
Inter Parfums, Inc.	9,350	999
Medifast, Inc.	6,022	1,261
Nature's Sunshine Products, Inc.	6,255	116
Nu Skin Enterprises, Inc., Class A	26,011	1,320
Revlon, Inc., Class A*	3,816	43
Thorne HealthTech, Inc.*	3,501	22
USANA Health Sciences, Inc.*	6,263	634
Veru, Inc.*	34,380	202
		8,773
Pharmaceuticals – 1.4%
9 Meters Biopharma, Inc.*	119,090	117
Aclaris Therapeutics, Inc.*	26,875	391
Aerie Pharmaceuticals, Inc.*	22,308	157
Amneal Pharmaceuticals, Inc.*	52,763	253
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Pharmaceuticals – 1.4%continued
Amphastar Pharmaceuticals, Inc.*	19,441	$453
Ampio Pharmaceuticals, Inc.*	104,402	60
Angion Biomedica Corp.*	12,104	35
ANI Pharmaceuticals, Inc.*	5,780	266
Antares Pharma, Inc.*	87,615	313
Arvinas, Inc.*	24,647	2,025
Atea Pharmaceuticals, Inc.*	33,567	300
Athira Pharma, Inc.*	16,996	221
Avalo Therapeutics, Inc.*	32,361	55
Axsome Therapeutics, Inc.*	14,482	547
BioDelivery Sciences International, Inc.*	50,112	155
Cara Therapeutics, Inc.*	23,272	283
Cassava Sciences, Inc.*	19,992	874
Citius Pharmaceuticals, Inc.*	60,747	94
Collegium Pharmaceutical, Inc.*	18,222	340
Corcept Therapeutics, Inc.*	49,979	990
CorMedix, Inc.*	20,291	92
Cymabay Therapeutics, Inc.*	37,130	126
Cyteir Therapeutics, Inc.*	4,448	51
DICE Therapeutics, Inc.*	7,334	186
Durect Corp.*	119,849	118
Edgewise Therapeutics, Inc.*	20,420	312
Endo International PLC*	119,482	449
Evolus, Inc.*	17,507	114
EyePoint Pharmaceuticals, Inc.*	11,282	138
Fulcrum Therapeutics, Inc.*	14,495	256
Harmony Biosciences Holdings, Inc.*	11,983	511
Ikena Oncology, Inc.*	14,605	183
Innoviva, Inc.*	22,777	393
Intra-Cellular Therapies, Inc.*	36,978	1,935
Kala Pharmaceuticals, Inc.*	25,742	31
Kaleido Biosciences, Inc.*	10,214	24
KemPharm, Inc.*	15,415	134
Landos Biopharma, Inc.*	2,159	10
Marinus Pharmaceuticals, Inc.*	19,474	231
Mind Medicine MindMed, Inc.*	180,137	249
NGM Biopharmaceuticals, Inc.*	16,556	293
Nuvation Bio, Inc.*	82,948	705
Ocular Therapeutix, Inc.*	40,729	284
Omeros Corp.*	31,900	205
Oramed Pharmaceuticals, Inc.*	15,851	226
Pacira BioSciences, Inc.*	23,040	1,386
Paratek Pharmaceuticals, Inc.*	25,656	115

NORTHERN FUNDS QUARTERLY REPORT     163    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Pharmaceuticals – 1.4%continued
Phathom Pharmaceuticals, Inc.*	10,807	$213
Phibro Animal Health Corp., Class A	10,668	218
Pliant Therapeutics, Inc.*	12,659	171
Prestige Consumer Healthcare, Inc.*	26,107	1,583
Provention Bio, Inc.*	29,089	163
Rain Therapeutics, Inc.*	8,369	108
Reata Pharmaceuticals, Inc., Class A*	14,482	382
Relmada Therapeutics, Inc.*	8,173	184
Revance Therapeutics, Inc.*	36,631	598
Seelos Therapeutics, Inc.*	52,496	86
SIGA Technologies, Inc.*	25,440	191
Supernus Pharmaceuticals, Inc.*	25,620	747
Tarsus Pharmaceuticals, Inc.*	4,529	102
Terns Pharmaceuticals, Inc.*	7,317	52
TherapeuticsMD, Inc.*	209,957	75
Theravance Biopharma, Inc.*	31,555	349
Theseus Pharmaceuticals, Inc.*	6,031	76
Ventyx Biosciences, Inc.*	5,485	109
Verrica Pharmaceuticals, Inc.*	6,976	64
WaVe Life Sciences Ltd.*	23,167	73
Zogenix, Inc.*	29,103	473
		22,703
Professional Services – 1.7%
Acacia Research Corp.*	26,171	134
ASGN, Inc.*	26,673	3,292
Atlas Technical Consultants, Inc.*	7,455	63
Barrett Business Services, Inc.	3,916	270
CBIZ, Inc.*	25,640	1,003
CRA International, Inc.	3,820	357
Exponent, Inc.	27,214	3,177
First Advantage Corp.*	28,720	547
Forrester Research, Inc.*	5,939	349
Franklin Covey Co.*	6,656	309
Heidrick & Struggles International, Inc.	10,207	446
HireQuest, Inc.	2,793	56
HireRight Holdings Corp.*	11,834	189
Huron Consulting Group, Inc.*	11,290	563
ICF International, Inc.	9,648	989
Insperity, Inc.	19,040	2,249
KBR, Inc.	74,117	3,530
Kelly Services, Inc., Class A	18,535	311
Kforce, Inc.	10,613	798
Korn Ferry	28,218	2,137
ManTech International Corp., Class A	14,366	1,048
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Professional Services – 1.7%continued
Mistras Group, Inc.*	10,655	$79
Rekor Systems, Inc.*	17,837	117
Resources Connection, Inc.	16,937	302
Sterling Check Corp.*	8,742	179
TriNet Group, Inc.*	21,236	2,023
TrueBlue, Inc.*	18,267	505
Upwork, Inc.*	61,764	2,110
Willdan Group, Inc.*	5,828	205
		27,337
Real Estate Management & Development – 0.8%
Cushman & Wakefield PLC*	72,849	1,620
Douglas Elliman, Inc.*	37,598	432
eXp World Holdings, Inc.	32,867	1,107
Fathom Holdings, Inc.*	3,231	66
Forestar Group, Inc.*	9,118	198
FRP Holdings, Inc.*	3,554	206
Kennedy-Wilson Holdings, Inc.	62,354	1,489
Marcus & Millichap, Inc.*	12,554	646
Newmark Group, Inc., Class A	78,080	1,460
Rafael Holdings, Inc., Class B*	5,009	26
RE/MAX Holdings, Inc., Class A	9,723	297
Realogy Holdings Corp.*	60,317	1,014
Redfin Corp.*	53,980	2,072
RMR Group (The), Inc., Class A	8,120	282
St. Joe (The) Co.	17,449	908
Tejon Ranch Co.*	11,097	212
		12,035
Road & Rail – 0.9%
ArcBest Corp.	13,258	1,589
Avis Budget Group, Inc.*	21,647	4,489
Covenant Logistics Group, Inc.*	6,293	166
Daseke, Inc.*	21,451	215
Heartland Express, Inc.	24,312	409
HyreCar, Inc.*	9,376	44
Marten Transport Ltd.	30,988	532
P.A.M. Transportation Services, Inc.*	1,873	133
Saia, Inc.*	13,901	4,685
U.S. Xpress Enterprises, Inc., Class A*	14,506	85
Universal Logistics Holdings, Inc.	4,066	77
Werner Enterprises, Inc.	32,431	1,546
Yellow Corp.*	26,502	334
		14,304

EQUITY FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Semiconductors & Semiconductor Equipment – 3.7%
Alpha & Omega Semiconductor Ltd.*	11,171	$677
Ambarella, Inc.*	18,507	3,755
Amkor Technology, Inc.	53,461	1,325
Atomera, Inc.*	10,839	218
Axcelis Technologies, Inc.*	17,427	1,299
AXT, Inc.*	21,315	188
CEVA, Inc.*	11,704	506
CMC Materials, Inc.	14,870	2,850
Cohu, Inc.*	25,060	955
Diodes, Inc.*	22,845	2,509
FormFactor, Inc.*	40,718	1,862
Ichor Holdings Ltd.*	14,640	674
Impinj, Inc.*	9,903	878
Kopin Corp.*	40,780	167
Kulicke & Soffa Industries, Inc.	32,076	1,942
Lattice Semiconductor Corp.*	71,098	5,479
MACOM Technology Solutions Holdings, Inc.*	25,508	1,997
MaxLinear, Inc.*	37,156	2,801
NeoPhotonics Corp.*	27,064	416
NVE Corp.	2,545	174
Onto Innovation, Inc.*	25,511	2,582
PDF Solutions, Inc.*	15,638	497
Photronics, Inc.*	31,103	586
Power Integrations, Inc.	31,625	2,938
Rambus, Inc.*	56,740	1,668
Semtech Corp.*	33,871	3,012
Silicon Laboratories, Inc.*	20,900	4,314
SiTime Corp.*	8,340	2,440
SkyWater Technology, Inc.*	4,252	69
SMART Global Holdings, Inc.*	9,163	650
SunPower Corp.*	41,873	874
Synaptics, Inc.*	20,531	5,944
Ultra Clean Holdings, Inc.*	23,237	1,333
Veeco Instruments, Inc.*	25,892	737
		58,316
Software – 5.7%
8x8, Inc.*	58,926	988
A10 Networks, Inc.	31,404	521
ACI Worldwide, Inc.*	61,785	2,144
Agilysys, Inc.*	11,059	492
Alarm.com Holdings, Inc.*	24,754	2,099
Alkami Technology, Inc.*	15,001	301
Altair Engineering, Inc., Class A*	24,196	1,871
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 5.7%continued
American Software, Inc., Class A	16,590	$434
Appfolio, Inc., Class A*	9,971	1,207
Appian Corp.*	20,584	1,342
Arteris, Inc.*	2,667	56
Asana, Inc., Class A*	37,298	2,781
Avaya Holdings Corp.*	43,083	853
AvidXchange Holdings, Inc.*	13,334	201
Benefitfocus, Inc.*	13,413	143
Blackbaud, Inc.*	25,089	1,982
Blackline, Inc.*	28,373	2,938
Bottomline Technologies DE, Inc.*	23,510	1,328
Box, Inc., Class A*	73,110	1,915
BTRS Holdings, Inc., Class A*	34,985	274
Cerence, Inc.*	19,801	1,518
ChannelAdvisor Corp.*	15,602	385
Cleanspark, Inc.*	18,225	173
CommVault Systems, Inc.*	24,009	1,655
Consensus Cloud Solutions, Inc.*	8,493	491
CoreCard Corp.*	3,873	150
Couchbase, Inc.*	5,163	129
CS Disco, Inc.*	4,043	145
Digimarc Corp.*	6,687	264
Digital Turbine, Inc.*	47,555	2,900
Domo, Inc., Class B*	14,643	726
E2open Parent Holdings, Inc.*	104,004	1,171
Ebix, Inc.	14,011	426
eGain Corp.*	10,922	109
Enfusion, Inc., Class A*	11,493	241
EngageSmart, Inc.*	8,462	204
Envestnet, Inc.*	28,478	2,259
EverCommerce, Inc.*	8,876	140
GTY Technology Holdings, Inc.*	17,182	115
Ideanomics, Inc.*	232,046	278
Instructure Holdings, Inc.*	6,396	153
Intapp, Inc.*	5,436	137
InterDigital, Inc.	16,165	1,158
JFrog Ltd.*	27,590	819
Kaltura, Inc.*	8,936	30
LivePerson, Inc.*	34,350	1,227
MeridianLink, Inc.*	6,757	146
MicroStrategy, Inc., Class A*	4,434	2,414
Mimecast Ltd.*	31,892	2,538
Mitek Systems, Inc.*	22,635	402
Model N, Inc.*	18,484	555

NORTHERN FUNDS QUARTERLY REPORT     165    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 5.7%continued
Momentive Global, Inc.*	67,865	$1,435
ON24, Inc.*	14,294	248
OneSpan, Inc.*	18,499	313
PagerDuty, Inc.*	42,919	1,491
Ping Identity Holding Corp.*	31,728	726
Progress Software Corp.	23,027	1,111
PROS Holdings, Inc.*	20,877	720
Q2 Holdings, Inc.*	28,612	2,273
Qualys, Inc.*	17,863	2,451
Rapid7, Inc.*	29,462	3,467
Rimini Street, Inc.*	23,402	140
Riot Blockchain, Inc.*	46,532	1,039
Sailpoint Technologies Holdings, Inc.*	47,889	2,315
Sapiens International Corp. N.V.	16,192	558
SecureWorks Corp., Class A*	5,373	86
ShotSpotter, Inc.*	4,410	130
Smith Micro Software, Inc.*	24,581	121
Sprout Social, Inc., Class A*	23,657	2,145
SPS Commerce, Inc.*	18,901	2,691
Stronghold Digital Mining, Inc., Class A*	3,877	50
Sumo Logic, Inc.*	45,692	620
Telos Corp.*	20,995	324
Tenable Holdings, Inc.*	48,347	2,662
Upland Software, Inc.*	15,150	272
Varonis Systems, Inc.*	56,039	2,734
Verint Systems, Inc.*	33,751	1,772
Veritone, Inc.*	14,952	336
Viant Technology, Inc., Class A*	6,242	61
VirnetX Holding Corp.*	34,002	88
Vonage Holdings Corp.*	126,535	2,631
Weave Communications, Inc.*	2,452	37
Workiva, Inc.*	22,425	2,926
Xperi Holding Corp.	54,830	1,037
Yext, Inc.*	58,462	580
Ziff Davis, Inc.*	22,767	2,524
Zuora, Inc., Class A*	58,263	1,088
		90,130
Specialty Retail – 2.5%
Aaron's (The) Co., Inc.	16,502	407
Abercrombie & Fitch Co., Class A*	30,573	1,065
Academy Sports & Outdoors, Inc.*	40,683	1,786
American Eagle Outfitters, Inc.	79,628	2,016
America's Car-Mart, Inc.*	3,167	324
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Specialty Retail – 2.5%continued
Arko Corp.*	62,829	$551
Asbury Automotive Group, Inc.*	12,128	2,095
Barnes & Noble Education, Inc.*	23,816	162
Bed Bath & Beyond, Inc.*	53,148	775
Big 5 Sporting Goods Corp.	11,119	211
Blink Charging Co.*	19,039	505
Boot Barn Holdings, Inc.*	15,297	1,882
Buckle (The), Inc.	15,525	657
Caleres, Inc.	19,445	441
Camping World Holdings, Inc., Class A	21,824	882
CarLotz, Inc.*	38,676	88
Cato (The) Corp., Class A	10,311	177
Chico's FAS, Inc.*	63,157	340
Children's Place (The), Inc.*	7,335	582
Citi Trends, Inc.*	4,535	430
Conn's, Inc.*	9,538	224
Container Store Group (The), Inc.*	16,717	167
Designer Brands, Inc., Class A*	31,742	451
Genesco, Inc.*	7,685	493
Group 1 Automotive, Inc.	9,198	1,796
GrowGeneration Corp.*	29,259	382
Guess?, Inc.	20,941	496
Haverty Furniture Cos., Inc.	8,600	263
Hibbett, Inc.	7,742	557
JOANN, Inc.	5,998	62
Kirkland's, Inc.*	6,959	104
Lazydays Holdings, Inc.*	4,142	89
Lumber Liquidators Holdings, Inc.*	15,180	259
MarineMax, Inc.*	11,031	651
Monro, Inc.	17,313	1,009
Murphy U.S.A., Inc.	12,686	2,528
National Vision Holdings, Inc.*	42,715	2,050
ODP (The) Corp.*	24,117	947
OneWater Marine, Inc., Class A	5,387	328
Party City Holdco, Inc.*	58,144	324
Rent-A-Center, Inc.	34,518	1,658
Sally Beauty Holdings, Inc.*	58,952	1,088
Shift Technologies, Inc.*	32,199	110
Shoe Carnival, Inc.	9,308	364
Signet Jewelers Ltd.	27,666	2,408
Sleep Number Corp.*	11,584	887
Sonic Automotive, Inc., Class A	11,299	559
Sportsman's Warehouse Holdings, Inc.*	22,803	269

EQUITY FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Specialty Retail – 2.5%continued
Tilly's, Inc., Class A	12,107	$195
Torrid Holdings, Inc.*	6,809	67
TravelCenters of America, Inc.*	6,573	339
Urban Outfitters, Inc.*	35,845	1,052
Winmark Corp.	1,825	453
Zumiez, Inc.*	11,089	532
		38,537
Technology Hardware, Storage & Peripherals – 0.3%
3D Systems Corp.*	64,984	1,400
Avid Technology, Inc.*	18,925	617
Corsair Gaming, Inc.*	14,377	302
Diebold Nixdorf, Inc.*	37,825	342
Eastman Kodak Co.*	23,365	109
Quantum Corp.*	30,927	171
Super Micro Computer, Inc.*	22,892	1,006
Turtle Beach Corp.*	8,013	178
		4,125
Textiles, Apparel & Luxury Goods – 0.7%
Crocs, Inc.*	30,514	3,912
Fossil Group, Inc.*	25,394	261
G-III Apparel Group Ltd.*	22,835	631
Kontoor Brands, Inc.	27,128	1,390
Movado Group, Inc.	8,255	345
Oxford Industries, Inc.	8,360	849
PLBY Group, Inc.*	15,222	406
Rocky Brands, Inc.	3,661	146
Steven Madden Ltd.	42,178	1,960
Superior Group of Cos., Inc.	6,273	138
Unifi, Inc.*	7,367	171
Vera Bradley, Inc.*	13,882	118
Wolverine World Wide, Inc.	42,421	1,222
		11,549
Thrifts & Mortgage Finance – 1.6%
Axos Financial, Inc.*	29,847	1,669
Blue Foundry Bancorp*	14,966	219
Bridgewater Bancshares, Inc.*	11,240	199
Capitol Federal Financial, Inc.	67,902	769
Columbia Financial, Inc.*	20,774	433
Enact Holdings, Inc.	7,793	161
Essent Group Ltd.	56,756	2,584
Federal Agricultural Mortgage Corp., Class C	4,764	590
Finance of America Cos., Inc., Class A*	9,677	38
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Thrifts & Mortgage Finance – 1.6%continued
Flagstar Bancorp, Inc.	27,296	$1,309
FS Bancorp, Inc.	3,817	128
Hingham Institution For Savings (The)	762	320
Home Bancorp, Inc.	3,953	164
Home Point Capital, Inc.	3,894	18
HomeStreet, Inc.	10,391	540
Kearny Financial Corp.	35,119	465
Luther Burbank Corp.	7,977	112
Merchants Bancorp	5,183	245
Meta Financial Group, Inc.	16,419	980
Mr Cooper Group, Inc.*	32,414	1,349
NMI Holdings, Inc., Class A*	43,805	957
Northfield Bancorp, Inc.	23,192	375
Northwest Bancshares, Inc.	64,158	909
Ocwen Financial Corp.*	4,367	175
PCSB Financial Corp.	6,773	129
PennyMac Financial Services, Inc.	16,395	1,144
Pioneer Bancorp, Inc.*	6,003	68
Premier Financial Corp.	19,190	593
Provident Bancorp, Inc.	8,201	153
Provident Financial Services, Inc.	39,545	958
Radian Group, Inc.	94,428	1,995
Southern Missouri Bancorp, Inc.	4,029	210
TrustCo Bank Corp. NY	9,976	332
Velocity Financial, Inc.*	4,492	62
Walker & Dunlop, Inc.	15,324	2,312
Washington Federal, Inc.	34,093	1,138
Waterstone Financial, Inc.	11,295	247
WSFS Financial Corp.	24,604	1,233
		25,282
Tobacco – 0.1%
22nd Century Group, Inc.*	84,686	262
Turning Point Brands, Inc.	7,741	293
Universal Corp.	12,570	690
Vector Group Ltd.	75,195	863
		2,108
Trading Companies & Distributors – 1.5%
Alta Equipment Group, Inc.*	10,097	148
Applied Industrial Technologies, Inc.	20,110	2,065
Beacon Roofing Supply, Inc.*	29,191	1,674
BlueLinx Holdings, Inc.*	4,863	466
Boise Cascade Co.	20,630	1,469
Custom Truck One Source, Inc.*	24,672	197

NORTHERN FUNDS QUARTERLY REPORT     167    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Trading Companies & Distributors – 1.5%continued
DXP Enterprises, Inc.*	9,118	$234
EVI Industries, Inc.*	3,055	95
GATX Corp.	18,481	1,926
Global Industrial Co.	6,681	273
GMS, Inc.*	22,353	1,344
H&E Equipment Services, Inc.	16,749	742
Herc Holdings, Inc.	13,057	2,044
Karat Packaging, Inc.*	2,447	49
Lawson Products, Inc.*	2,538	139
McGrath RentCorp	12,598	1,011
MRC Global, Inc.*	42,210	290
NOW, Inc.*	57,478	491
Rush Enterprises, Inc., Class A	22,037	1,226
Rush Enterprises, Inc., Class B	3,499	189
Textainer Group Holdings Ltd.	24,653	880
Titan Machinery, Inc.*	10,302	347
Transcat, Inc.*	3,740	346
Triton International Ltd.	34,962	2,106
Veritiv Corp.*	7,511	921
WESCO International, Inc.*	23,313	3,068
Willis Lease Finance Corp.*	1,464	55
		23,795
Water Utilities – 0.4%
American States Water Co.	19,355	2,002
Artesian Resources Corp., Class A	4,115	191
Cadiz, Inc.*	11,281	44
California Water Service Group	27,563	1,981
Global Water Resources, Inc.	6,640	113
Middlesex Water Co.	9,038	1,087
Pure Cycle Corp.*	10,273	150
SJW Group	14,446	1,057
York Water (The) Co.	6,852	341
		6,966
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	31,203	422
Shenandoah Telecommunications Co.	25,167	642
Telephone and Data Systems, Inc.	52,851	1,065
United States Cellular Corp.*	8,055	254
		2,383
Total Common Stocks
(Cost $947,530)		1,556,913

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(3) *	7,412	$—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(3) (4) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(4) (5) *	5,175	39
		39
Total Rights
(Cost $40)		39

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(3) *	1,200	—
Escrow Petrocorp, Inc.(3) *	420	—
Escrow Wright Medical Group N.V.(3) (4) *	74,695	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	1,524	$6
Total Warrants
(Cost $—)		6

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	8,955,645	$8,956
Total Investment Companies
(Cost $8,955)		8,956

EQUITY FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.04%, 1/27/22(8) (9)	$4,260	$4,260
	Total Short-Term Investments
	(Cost $4,260)	4,260

	Total Investments – 99.9%
	(Cost $960,791)	1,570,180
	Other Assets less Liabilities – 0.1%	947
	NET ASSETS – 100.0%	$1,571,127

(1)	Step coupon bond. Rate as of December 31, 2021 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of these restricted illiquid securities amounted to approximately $39,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Escrow Wright Medical Group N.V.	11/16/20	$—
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(5)	Level 3 asset.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2021 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	117	$13,120	Long	3/22	$401
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.0%
Common Stocks	99.1%
Rights	0.0%
Other	0.0%
Warrants	0.0%
Investment Companies	0.5%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$6	$—	$6
Common Stocks(1)	1,556,913	—	—	1,556,913
Rights	—	—	39	39
Warrants	6	—	—	6
Investment Companies	8,956	—	—	8,956
Short-Term Investments	—	4,260	—	4,260
Total Investments	$1,565,875	$4,266	$39	$1,570,180
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$401	$—	$—	$401

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     169    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued	December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$25,952	$168,747	$185,743	$5	$8,956	8,955,645
EQUITY FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6%
Aerospace & Defense – 0.8%
AAR Corp.*	62,359	$2,434
Kaman Corp.	105,568	4,555
Moog, Inc., Class A	175,277	14,192
		21,181
Airlines – 0.3%
Hawaiian Holdings, Inc.*	256,405	4,710
Mesa Air Group, Inc.*	33,431	187
SkyWest, Inc.*	52,712	2,072
		6,969
Auto Components – 1.4%
Dana, Inc.	437,990	9,995
Goodyear Tire & Rubber (The) Co.*	794,850	16,946
Modine Manufacturing Co.*	167,307	1,688
Standard Motor Products, Inc.	146,913	7,697
Visteon Corp.*	4,087	454
		36,780
Banks – 15.7%
1st Source Corp.	17,392	863
Amalgamated Financial Corp.	51,064	856
Arrow Financial Corp.	15,546	548
Atlantic Union Bankshares Corp.	150,626	5,617
BancFirst Corp.	111,204	7,847
Bancorp (The), Inc.*	101,154	2,560
Bank of NT Butterfield & Son (The) Ltd.	53,640	2,044
BankFinancial Corp.	78,103	833
BankUnited, Inc.	31,797	1,345
Banner Corp.	64,455	3,911
Berkshire Hills Bancorp, Inc.	77,994	2,217
Brookline Bancorp, Inc.	189,262	3,064
Cadence Bank	748,571	22,300
Cathay General Bancorp	209,040	8,987
Central Pacific Financial Corp.	80,768	2,275
CIT Group, Inc.	114,164	5,861
City Holding Co.	118,319	9,677
Civista Bancshares, Inc.	25,777	629
CNB Financial Corp.	33,090	877
Columbia Banking System, Inc.	137,178	4,488
Community Trust Bancorp, Inc.	152,614	6,656
ConnectOne Bancorp, Inc.	63,752	2,085
Customers Bancorp, Inc.*	49,847	3,259
CVB Financial Corp.	234,064	5,011
Dime Community Bancshares, Inc.	31,714	1,115
Eagle Bancorp, Inc.	87,324	5,095
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Banks – 15.7%continued
Enterprise Financial Services Corp.	96,733	$4,555
Financial Institutions, Inc.	69,452	2,209
First Bancorp	85,314	3,901
First BanCorp (New York Exchange)	867,811	11,958
First Bancshares (The), Inc.	34,392	1,328
First Busey Corp.	23,358	633
First Business Financial Services, Inc.	31,845	929
First Commonwealth Financial Corp.	299,344	4,816
First Community Bankshares, Inc.	28,448	951
First Financial Bancorp	221,312	5,396
First Financial Corp.	111,995	5,072
First Interstate BancSystem, Inc., Class A	50,193	2,041
First Merchants Corp.	100,966	4,229
First Mid Bancshares, Inc.	26,843	1,149
First of Long Island (The) Corp.	38,326	827
Fulton Financial Corp.	232,555	3,953
German American Bancorp, Inc.	61,084	2,381
Glacier Bancorp, Inc.	63,166	3,582
Great Southern Bancorp, Inc.	40,992	2,429
Great Western Bancorp, Inc.	100,673	3,419
Hancock Whitney Corp.	242,119	12,111
Heritage Financial Corp.	77,277	1,889
Hilltop Holdings, Inc.	144,982	5,095
Home BancShares, Inc.	426,430	10,384
Horizon Bancorp, Inc.	70,350	1,467
Independent Bank Corp.	169,571	13,825
Independent Bank Corp. (NASDAQ Exchange)	35,183	840
International Bancshares Corp.	152,636	6,470
Investors Bancorp, Inc.	618,453	9,370
Lakeland Bancorp, Inc.	306,769	5,826
Lakeland Financial Corp.	149,513	11,982
Mercantile Bank Corp.	26,044	912
Metropolitan Bank Holding Corp.*	13,332	1,420
NBT Bancorp, Inc.	238,097	9,172
OFG Bancorp	132,164	3,510
Old Second Bancorp, Inc.	47,707	601
Pacific Premier Bancorp, Inc.	147,490	5,904
Park National Corp.	38,011	5,219
Peapack-Gladstone Financial Corp.	36,358	1,287
Pinnacle Financial Partners, Inc.	50,495	4,822
Preferred Bank	38,074	2,733
QCR Holdings, Inc.	25,351	1,420
Renasant Corp.	103,118	3,913

NORTHERN FUNDS QUARTERLY REPORT     171    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Banks – 15.7%continued
Republic Bancorp, Inc., Class A	30,049	$1,528
Sandy Spring Bancorp, Inc.	105,597	5,077
Sierra Bancorp	128,039	3,476
SmartFinancial, Inc.	24,455	669
Southside Bancshares, Inc.	81,921	3,426
SouthState Corp.	116,746	9,353
Summit Financial Group, Inc.	20,850	572
SVB Financial Group*	1	1
Texas Capital Bancshares, Inc.*	55,507	3,344
Towne Bank	190,557	6,020
TriCo Bancshares	137,394	5,902
TriState Capital Holdings, Inc.*	47,961	1,451
Trustmark Corp.	177,967	5,777
UMB Financial Corp.	231,682	24,584
Umpqua Holdings Corp.	426,799	8,212
United Community Banks, Inc.	326,011	11,717
Univest Financial Corp.	72,220	2,161
Valley National Bancorp	729,475	10,030
Veritex Holdings, Inc.	83,420	3,318
WesBanco, Inc.	177,654	6,216
		408,784
Biotechnology – 3.4%
Agios Pharmaceuticals, Inc.*	77,108	2,535
AnaptysBio, Inc.*	65,174	2,265
Anika Therapeutics, Inc.*	39,227	1,405
Arcus Biosciences, Inc.*	165,263	6,688
Arena Pharmaceuticals, Inc.*	125,775	11,690
Avid Bioservices, Inc.*	69,162	2,018
Biohaven Pharmaceutical Holding Co. Ltd.*	32,035	4,415
Blueprint Medicines Corp.*	66,335	7,105
Catalyst Pharmaceuticals, Inc.*	312,055	2,113
Cytokinetics, Inc.*	80,854	3,685
Eagle Pharmaceuticals, Inc.*	14,816	754
Jounce Therapeutics, Inc.*	54,730	457
Kezar Life Sciences, Inc.*	103,564	1,732
Ligand Pharmaceuticals, Inc.*	45,285	6,995
MannKind Corp.*	693,784	3,032
Myriad Genetics, Inc.*	377,225	10,411
OPKO Health, Inc.*	1,983,494	9,541
PDL BioPharma, Inc.(1) *	1,029,654	2,606
Prothena Corp. PLC*	62,088	3,067
Sutro Biopharma, Inc.*	125,974	1,874
Vanda Pharmaceuticals, Inc.*	164,885	2,587
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Biotechnology – 3.4%continued
Viking Therapeutics, Inc.*	174,628	$803
VistaGen Therapeutics, Inc.*	216,259	422
XBiotech, Inc.	45,734	509
		88,709
Building Products – 1.0%
Apogee Enterprises, Inc.	42,676	2,055
Caesarstone Ltd.	87,966	998
Gibraltar Industries, Inc.*	12,082	806
Griffon Corp.	87,378	2,488
JELD-WEN Holding, Inc.*	96,071	2,532
Resideo Technologies, Inc.*	285,012	7,419
UFP Industries, Inc.	86,824	7,989
Zurn Water Solutions Corp.	39,569	1,440
		25,727
Capital Markets – 0.4%
Donnelley Financial Solutions, Inc.*	55,127	2,599
Federated Hermes, Inc.	175,610	6,599
StoneX Group, Inc.*	30,086	1,843
		11,041
Chemicals – 3.5%
American Vanguard Corp.	170,123	2,788
Avient Corp.	195,756	10,953
Ecovyst, Inc.	68,466	701
H.B. Fuller Co.	266,122	21,556
Hawkins, Inc.	34,167	1,348
Innospec, Inc.	118,170	10,675
Kraton Corp.*	111,851	5,181
Minerals Technologies, Inc.	254,662	18,629
Sensient Technologies Corp.	106,891	10,696
Stepan Co.	30,366	3,774
Tronox Holdings PLC, Class A	210,956	5,069
		91,370
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	134,066	5,476
ACCO Brands Corp.	527,588	4,358
BrightView Holdings, Inc.*	168,636	2,374
CECO Environmental Corp.*	90,505	564
Ennis, Inc.	264,220	5,160
HNI Corp.	77,740	3,269
KAR Auction Services, Inc.*	213,767	3,339
Matthews International Corp., Class A	29,769	1,092
NL Industries, Inc.	46,312	343
Steelcase, Inc., Class A	236,878	2,776

EQUITY FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Commercial Services & Supplies – 1.7%continued
UniFirst Corp.	60,057	$12,636
Viad Corp.*	41,035	1,756
		43,143
Communications Equipment – 0.7%
ADTRAN, Inc.	182,159	4,159
Comtech Telecommunications Corp.	39,199	929
Digi International, Inc.*	142,371	3,498
NETGEAR, Inc.*	170,713	4,986
NetScout Systems, Inc.*	131,265	4,342
		17,914
Construction & Engineering – 0.9%
Arcosa, Inc.	127,804	6,735
Dycom Industries, Inc.*	11,620	1,090
EMCOR Group, Inc.	97,332	12,399
Matrix Service Co.*	127,059	955
Primoris Services Corp.	97,171	2,330
Sterling Construction Co., Inc.*	44,965	1,183
		24,692
Construction Materials – 0.6%
Summit Materials, Inc., Class A*	358,811	14,403
Consumer Finance – 1.7%
Encore Capital Group, Inc.*	145,098	9,012
Enova International, Inc.*	120,555	4,938
Navient Corp.	310,724	6,594
Nelnet, Inc., Class A	88,424	8,637
PROG Holdings, Inc.*	164,476	7,419
Regional Management Corp.	17,968	1,032
World Acceptance Corp.*	23,174	5,688
		43,320
Containers & Packaging – 0.2%
Myers Industries, Inc.	283,362	5,670
Diversified Consumer Services – 0.3%
Adtalem Global Education, Inc.*	128,814	3,808
American Public Education, Inc.*	14,392	320
Laureate Education, Inc., Class A	201,475	2,466
		6,594
Diversified Financial Services – 0.2%
Alerus Financial Corp.	27,493	805
Cannae Holdings, Inc.*	97,136	3,414
Marlin Business Services Corp.	8,032	187
		4,406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Diversified Telecommunication Services – 0.5%
ATN International, Inc.	23,232	$928
Consolidated Communications Holdings, Inc.*	115,837	867
Iridium Communications, Inc.*	267,547	11,047
		12,842
Electric Utilities – 1.3%
MGE Energy, Inc.	69,263	5,697
Otter Tail Corp.	201,086	14,361
PNM Resources, Inc.	212,493	9,692
Portland General Electric Co.	84,253	4,459
		34,209
Electrical Equipment – 1.3%
Array Technologies, Inc.*	175,610	2,755
AZZ, Inc.	51,911	2,870
Encore Wire Corp.	89,501	12,808
EnerSys	123,756	9,784
LSI Industries, Inc.	42,097	289
Powell Industries, Inc.	16,597	489
Preformed Line Products Co.	12,734	824
Thermon Group Holdings, Inc.*	170,999	2,895
		32,714
Electronic Equipment, Instruments & Components – 3.7%
Arlo Technologies, Inc.*	66,220	695
Belden, Inc.	22,210	1,460
Benchmark Electronics, Inc.	413,794	11,214
CTS Corp.	351,193	12,896
ePlus, Inc.*	28,256	1,522
Hollysys Automation Technologies Ltd.*	75,699	1,066
Insight Enterprises, Inc.*	165,263	17,617
Kimball Electronics, Inc.*	40,159	874
Knowles Corp.*	426,559	9,960
Methode Electronics, Inc.	59,613	2,931
OSI Systems, Inc.*	28,851	2,689
PC Connection, Inc.	245,534	10,590
Plexus Corp.*	20,098	1,927
Sanmina Corp.*	184,648	7,656
ScanSource, Inc.*	40,607	1,424
TTM Technologies, Inc.*	184,030	2,742
Vishay Intertechnology, Inc.	404,279	8,842
Vishay Precision Group, Inc.*	20,161	748
		96,853
Energy Equipment & Services – 0.7%
Archrock, Inc.	244,148	1,826

NORTHERN FUNDS QUARTERLY REPORT     173    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Energy Equipment & Services – 0.7%continued
ChampionX Corp.*	397,057	$8,025
Nabors Industries Ltd.*	2,074	168
National Energy Services Reunited Corp.*	140,622	1,329
Newpark Resources, Inc.*	420,279	1,236
ProPetro Holding Corp.*	291,327	2,360
Transocean Ltd.*	1,245,435	3,437
		18,381
Equity Real Estate Investment Trusts – 9.1%
Agree Realty Corp.	121,317	8,657
American Assets Trust, Inc.	192,812	7,236
Armada Hoffler Properties, Inc.	125,038	1,903
Brandywine Realty Trust	353,202	4,740
CareTrust REIT, Inc.	227,126	5,185
Centerspace	18,684	2,072
City Office REIT, Inc.	74,470	1,469
Corporate Office Properties Trust	218,410	6,109
Cousins Properties, Inc.	269,508	10,856
DiamondRock Hospitality Co.*	420,049	4,037
Easterly Government Properties, Inc.	119,187	2,732
Essential Properties Realty Trust, Inc.	145,971	4,208
Farmland Partners, Inc.	48,000	574
Four Corners Property Trust, Inc.	145,805	4,288
Getty Realty Corp.	92,898	2,981
Global Net Lease, Inc.	143,777	2,197
Healthcare Realty Trust, Inc.	216,315	6,844
Independence Realty Trust, Inc.	173,389	4,479
Industrial Logistics Properties Trust	104,948	2,629
Innovative Industrial Properties, Inc.	21,309	5,602
Kite Realty Group Trust	334,415	7,284
LTC Properties, Inc.	3,795	130
LXP Industrial Trust	646,676	10,101
Macerich (The) Co.	368,350	6,365
Monmouth Real Estate Investment Corp.	161,458	3,392
National Health Investors, Inc.	122,513	7,041
One Liberty Properties, Inc.	154,777	5,460
Physicians Realty Trust	348,559	6,563
Piedmont Office Realty Trust, Inc., Class A	494,791	9,094
PotlatchDeltic Corp.	263,510	15,869
Retail Opportunity Investments Corp.	216,784	4,249
RLJ Lodging Trust	15,178	211
RPT Realty	696,121	9,314
Safehold, Inc.	10,156	811
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Equity Real Estate Investment Trusts – 9.1%continued
SITE Centers Corp.	335,455	$5,310
STAG Industrial, Inc.	528,536	25,349
Sunstone Hotel Investors, Inc.*	652,492	7,654
Terreno Realty Corp.	134,331	11,457
Urban Edge Properties	218,012	4,142
Washington Real Estate Investment Trust	223,242	5,771
Xenia Hotels & Resorts, Inc.*	113,152	2,049
		236,414
Food & Staples Retailing – 1.3%
Andersons (The), Inc.	316,834	12,265
Ingles Markets, Inc., Class A	56,115	4,845
Performance Food Group Co.*	34,052	1,563
PriceSmart, Inc.	21,245	1,554
SpartanNash Co.	75,902	1,955
United Natural Foods, Inc.*	102,903	5,050
Village Super Market, Inc., Class A	35,401	828
Weis Markets, Inc.	71,153	4,688
		32,748
Food Products – 0.6%
Alico, Inc.	12,031	446
B&G Foods, Inc.	102,933	3,163
Fresh Del Monte Produce, Inc.	81,601	2,252
Hostess Brands, Inc.*	247,478	5,054
Seneca Foods Corp., Class A*	12,084	579
Simply Good Foods (The) Co.*	79,372	3,299
		14,793
Gas Utilities – 1.0%
Chesapeake Utilities Corp.	32,697	4,768
New Jersey Resources Corp.	4,883	200
Northwest Natural Holding Co.	58,264	2,842
South Jersey Industries, Inc.	204,088	5,331
Southwest Gas Holdings, Inc.	109,697	7,684
Spire, Inc.	96,348	6,284
		27,109
Health Care Equipment & Supplies – 1.1%
AngioDynamics, Inc.*	319,702	8,817
Avanos Medical, Inc.*	114,781	3,980
Integer Holdings Corp.*	62,791	5,374
Lantheus Holdings, Inc.*	104,694	3,025
Meridian Bioscience, Inc.*	67,662	1,380
Mesa Laboratories, Inc.	9,612	3,154

EQUITY FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Health Care Equipment & Supplies – 1.1%continued
Natus Medical, Inc.*	75,824	$1,799
Varex Imaging Corp.*	61,671	1,946
		29,475
Health Care Providers & Services – 2.6%
Fulgent Genetics, Inc.*	34,093	3,430
Magellan Health, Inc.*	146,310	13,898
MEDNAX, Inc.*	71,016	1,932
ModivCare, Inc.*	15,647	2,320
National HealthCare Corp.	70,287	4,775
Option Care Health, Inc.*	213,235	6,064
Owens & Minor, Inc.	100,953	4,392
Patterson Cos., Inc.	253,929	7,453
Tenet Healthcare Corp.*	181,593	14,834
Triple-S Management Corp.*	245,266	8,751
		67,849
Health Care Technology – 0.6%
Allscripts Healthcare Solutions, Inc.*	426,704	7,872
Computer Programs and Systems, Inc.*	23,073	676
Evolent Health, Inc., Class A*	116,160	3,214
HealthStream, Inc.*	43,008	1,134
NextGen Healthcare, Inc.*	105,164	1,871
		14,767
Hotels, Restaurants & Leisure – 1.1%
Boyd Gaming Corp.*	40,475	2,654
Century Casinos, Inc.*	166,552	2,029
El Pollo Loco Holdings, Inc.*	92,174	1,308
International Game Technology PLC	213,682	6,177
Monarch Casino & Resort, Inc.*	61,648	4,559
Papa John's International, Inc.	39,999	5,339
RCI Hospitality Holdings, Inc.	14,666	1,142
Red Rock Resorts, Inc., Class A	35,757	1,967
Wingstop, Inc.	23,416	4,046
		29,221
Household Durables – 2.3%
Beazer Homes U.S.A., Inc.*	192,294	4,465
Century Communities, Inc.	62,600	5,120
Ethan Allen Interiors, Inc.	186,002	4,890
Hooker Furnishings Corp.	111,395	2,593
KB Home	131,127	5,865
M/I Homes, Inc.*	45,231	2,813
Meritage Homes Corp.*	65,437	7,987
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Household Durables – 2.3%continued
Taylor Morrison Home Corp.*	316,610	$11,069
Tri Pointe Homes, Inc.*	589,729	16,448
		61,250
Household Products – 0.0%
Central Garden & Pet Co., Class A*	24,496	1,172
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	19,291	1,530
Insurance – 3.4%
American Equity Investment Life Holding Co.	469,254	18,263
American National Group, Inc.	13,306	2,513
AMERISAFE, Inc.	106,640	5,740
Argo Group International Holdings Ltd.	52,185	3,033
CNO Financial Group, Inc.	675,165	16,096
Donegal Group, Inc., Class A	37,694	539
Employers Holdings, Inc.	297,809	12,323
Enstar Group Ltd.*	34,731	8,599
Hanover Insurance Group (The), Inc.	16,174	2,120
Kemper Corp.	72,452	4,259
Safety Insurance Group, Inc.	28,011	2,382
Selective Insurance Group, Inc.	97,730	8,008
Stewart Information Services Corp.	38,101	3,038
United Fire Group, Inc.	60,853	1,411
		88,324
Interactive Media & Services – 0.0%
DHI Group, Inc.*	85,337	532
Internet & Direct Marketing Retail – 0.0%
Lands' End, Inc.*	52,044	1,022
IT Services – 0.2%
Marathon Digital Holdings, Inc.*	175,459	5,766
Leisure Products – 0.6%
Acushnet Holdings Corp.	101,705	5,398
Callaway Golf Co.*	207,686	5,699
Vista Outdoor, Inc.*	92,939	4,282
		15,379
Life Sciences Tools & Services – 0.0%
Harvard Bioscience, Inc.*	61,684	435
Machinery – 2.9%
Alamo Group, Inc.	30,342	4,466
Altra Industrial Motion Corp.	143,272	7,389
Astec Industries, Inc.	36,236	2,510
Barnes Group, Inc.	132,756	6,185

NORTHERN FUNDS QUARTERLY REPORT     175    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Machinery – 2.9%continued
Chart Industries, Inc.*	27,267	$4,349
Columbus McKinnon Corp.	70,421	3,258
EnPro Industries, Inc.	8,218	905
Hillenbrand, Inc.	150,145	7,806
Hyster-Yale Materials Handling, Inc.	34,304	1,410
Kadant, Inc.	36,786	8,478
Kennametal, Inc.	79,679	2,861
L.B. Foster Co., Class A*	27,378	376
Manitowoc (The) Co., Inc.*	32,779	609
Miller Industries, Inc.	18,331	612
SPX FLOW, Inc.	16,171	1,398
Standex International Corp.	89,574	9,912
Terex Corp.	149,274	6,561
Timken (The) Co.	29,638	2,054
Watts Water Technologies, Inc., Class A	21,081	4,093
		75,232
Marine – 0.3%
Costamare, Inc.	113,920	1,441
Matson, Inc.	59,544	5,361
		6,802
Media – 1.8%
EW Scripps (The) Co., Class A*	721,083	13,953
Gray Television, Inc.	148,393	2,992
Hemisphere Media Group, Inc.*	11,142	81
Scholastic Corp.	136,709	5,463
Sinclair Broadcast Group, Inc., Class A	122,030	3,225
TEGNA, Inc.	1,115,951	20,712
		46,426
Metals & Mining – 1.8%
Arconic Corp.*	244,493	8,071
Carpenter Technology Corp.	28,904	844
Commercial Metals Co.	457,627	16,607
Haynes International, Inc.	20,113	811
Hecla Mining Co.	1,119,850	5,846
Materion Corp.	70,162	6,451
Ramaco Resources, Inc.*	68,648	933
Ryerson Holding Corp.	61,262	1,596
Schnitzer Steel Industries, Inc., Class A	77,813	4,040
Warrior Met Coal, Inc.	83,592	2,149
		47,348
Mortgage Real Estate Investment Trusts – 1.5%
Arbor Realty Trust, Inc.	232,677	4,263
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Mortgage Real Estate Investment Trusts – 1.5%continued
Blackstone Mortgage Trust, Inc., Class A	293,663	$8,992
Chimera Investment Corp.	413,328	6,233
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	179,827	9,552
KKR Real Estate Finance Trust, Inc.	188,333	3,923
Ready Capital Corp.	411,958	6,439
		39,402
Multiline Retail – 0.5%
Big Lots, Inc.	62,706	2,825
Dillard's, Inc., Class A	9,314	2,282
Macy's, Inc.	275,879	7,222
		12,329
Multi-Utilities – 0.9%
Avista Corp.	112,730	4,790
Black Hills Corp.	159,420	11,250
NorthWestern Corp.	96,028	5,489
Unitil Corp.	35,214	1,620
		23,149
Oil, Gas & Consumable Fuels – 5.4%
Antero Resources Corp.*	536,066	9,381
Berry Corp.	303,138	2,552
California Resources Corp.	159,045	6,793
Civitas Resources, Inc.	174,931	8,566
Clean Energy Fuels Corp.*	322,927	1,980
CNX Resources Corp.*	318,057	4,373
Comstock Resources, Inc.*	372,560	3,014
Delek U.S. Holdings, Inc.*	138,235	2,072
DHT Holdings, Inc.	792,406	4,113
Earthstone Energy, Inc., Class A*	47,979	525
Equitrans Midstream Corp.	797,897	8,250
Frontline Ltd.*	740,086	5,232
Green Plains, Inc.*	215,641	7,496
International Seaways, Inc.	66,183	972
Matador Resources Co.	116,482	4,300
Ovintiv, Inc.	681,874	22,979
Par Pacific Holdings, Inc.*	53,165	877
PDC Energy, Inc.	193,137	9,421
Peabody Energy Corp.*	356,307	3,588
Range Resources Corp.*	457,597	8,159
Ranger Oil Corp., Class A*	36,429	981
Renewable Energy Group, Inc.*	145,495	6,175
REX American Resources Corp.*	15,340	1,473

EQUITY FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Oil, Gas & Consumable Fuels – 5.4%continued
Scorpio Tankers, Inc.	87,689	$1,123
Southwestern Energy Co.*	883,565	4,117
Teekay Tankers Ltd., Class A*	102,493	1,117
Whiting Petroleum Corp.*	92,607	5,990
World Fuel Services Corp.	175,778	4,653
		140,272
Paper & Forest Products – 0.3%
Clearwater Paper Corp.*	26,545	974
Glatfelter Corp.	207,987	3,577
Neenah, Inc.	42,409	1,963
Schweitzer-Mauduit International, Inc.	27,402	819
		7,333
Personal Products – 0.0%
Nature's Sunshine Products, Inc.	31,296	579
Pharmaceuticals – 0.7%
Cara Therapeutics, Inc.*	78,706	959
Intra-Cellular Therapies, Inc.*	66,316	3,471
Prestige Consumer Healthcare, Inc.*	156,076	9,466
Supernus Pharmaceuticals, Inc.*	88,382	2,577
Taro Pharmaceutical Industries Ltd.*	47,078	2,359
		18,832
Professional Services – 2.3%
Barrett Business Services, Inc.	29,961	2,069
CBIZ, Inc.*	213,085	8,336
ICF International, Inc.	73,288	7,516
KBR, Inc.	196,258	9,346
Kforce, Inc.	71,158	5,352
Korn Ferry	308,058	23,329
ManTech International Corp., Class A	51,967	3,790
Resources Connection, Inc.	51,474	918
TrueBlue, Inc.*	15,636	433
		61,089
Real Estate Management & Development – 0.7%
Kennedy-Wilson Holdings, Inc.	182,665	4,362
Marcus & Millichap, Inc.*	38,125	1,962
RE/MAX Holdings, Inc., Class A	28,665	874
Realogy Holdings Corp.*	221,096	3,717
RMR Group (The), Inc., Class A	29,164	1,011
St. Joe (The) Co.	110,491	5,751
		17,677
Road & Rail – 1.5%
ArcBest Corp.	151,813	18,195
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Road & Rail – 1.5%continued
Avis Budget Group, Inc.*	41,073	$8,517
Schneider National, Inc., Class B	259,139	6,973
Werner Enterprises, Inc.	99,023	4,720
		38,405
Semiconductors & Semiconductor Equipment – 2.5%
Amkor Technology, Inc.	560,635	13,898
AXT, Inc.*	65,647	578
Canadian Solar, Inc.*	98,560	3,084
Cohu, Inc.*	111,594	4,251
Diodes, Inc.*	171,152	18,794
Onto Innovation, Inc.*	63,964	6,475
Photronics, Inc.*	468,566	8,833
Rambus, Inc.*	348,585	10,245
		66,158
Software – 0.2%
Ebix, Inc.	99,465	3,024
InterDigital, Inc.	34,905	2,500
		5,524
Specialty Retail – 2.9%
Aaron's (The) Co., Inc.	82,237	2,027
Abercrombie & Fitch Co., Class A*	24,412	850
Boot Barn Holdings, Inc.*	76,415	9,403
Buckle (The), Inc.	79,112	3,347
Children's Place (The), Inc.*	25,243	2,002
Citi Trends, Inc.*	41,576	3,939
Dick's Sporting Goods, Inc.	31,469	3,619
Genesco, Inc.*	111,832	7,176
Group 1 Automotive, Inc.	46,231	9,025
Haverty Furniture Cos., Inc.	180,211	5,509
Lithia Motors, Inc.	21,655	6,430
ODP (The) Corp.*	195,964	7,698
Shoe Carnival, Inc.	168,805	6,597
Sonic Automotive, Inc., Class A	125,510	6,207
Zumiez, Inc.*	41,473	1,990
		75,819
Textiles, Apparel & Luxury Goods – 0.3%
Movado Group, Inc.	109,714	4,589
Oxford Industries, Inc.	27,378	2,779
Rocky Brands, Inc.	11,753	468
Superior Group of Cos., Inc.	24,613	540
		8,376

NORTHERN FUNDS QUARTERLY REPORT     177    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Thrifts & Mortgage Finance – 3.2%
Axos Financial, Inc.*	181,602	$10,153
Capitol Federal Financial, Inc.	52,611	596
ESSA Bancorp, Inc.	17,830	309
Essent Group Ltd.	37,333	1,700
Home Bancorp, Inc.	14,478	601
HomeStreet, Inc.	74,486	3,873
Luther Burbank Corp.	85,102	1,195
Meta Financial Group, Inc.	42,909	2,560
Mr Cooper Group, Inc.*	147,814	6,151
NMI Holdings, Inc., Class A*	24,691	539
Northwest Bancshares, Inc.	481,116	6,813
PennyMac Financial Services, Inc.	127,341	8,886
Premier Financial Corp.	33,773	1,044
Provident Financial Services, Inc.	137,946	3,341
Radian Group, Inc.	355,778	7,518
Southern Missouri Bancorp, Inc.	14,671	765
TrustCo Bank Corp. NY	56,522	1,883
Walker & Dunlop, Inc.	61,247	9,241
Washington Federal, Inc.	211,159	7,048
WSFS Financial Corp.	197,232	9,885
		84,101
Tobacco – 0.5%
Universal Corp.	224,226	12,314
Trading Companies & Distributors – 3.5%
Applied Industrial Technologies, Inc.	30,492	3,132
Beacon Roofing Supply, Inc.*	65,386	3,750
Boise Cascade Co.	149,404	10,638
DXP Enterprises, Inc.*	100,395	2,577
GATX Corp.	67,479	7,031
GMS, Inc.*	67,774	4,074
Herc Holdings, Inc.	48,325	7,565
McGrath RentCorp	99,956	8,022
Rush Enterprises, Inc., Class A	81,761	4,549
Textainer Group Holdings Ltd.	52,120	1,861
Triton International Ltd.	261,523	15,752
WESCO International, Inc.*	173,975	22,893
		91,844
Water Utilities – 0.4%
Artesian Resources Corp., Class A	14,897	690
California Water Service Group	95,961	6,896
SJW Group	51,463	3,767
		11,353
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Wireless Telecommunication Services – 0.2%
Telephone and Data Systems, Inc.	110,317	$2,223
United States Cellular Corp.*	107,404	3,385
		5,608
Total Common Stocks
(Cost $1,584,789)		2,569,460

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(2) *	2,100	—
Escrow Spirit MTA REIT(1) *	17,083	4
Total Other
(Cost $4)		4

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$26
Total Warrants
(Cost $—)		26

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	34,325,733	$34,326
Total Investment Companies
(Cost $34,326)		34,326

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.04%, 1/27/22(5) (6)	$5,289	$5,289
	Total Short-Term Investments
	(Cost $5,289)	5,289

	Total Investments – 100.1%
	(Cost $1,624,408)	2,609,105
	Liabilities less Other Assets – (0.1%)	(2,173)
	NET ASSETS – 100.0%	$2,606,932

(1)	Level 3 asset.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2021 is disclosed.
(5)	Discount rate at the time of purchase.

EQUITY FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	293	$32,857	Long	03/22	$1,189
E-Mini S&P 500	33	7,852	Long	03/22	237
Total					$1,426
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.6%
Other	0.0%
Warrants	0.0%
Investment Companies	1.3%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Biotechnology	$86,103	$—	$2,606	$88,709
All Other Industries(1)	2,480,751	—	—	2,480,751
Total Common Stocks	2,566,854	—	2,606	2,569,460
Other	—	—	4	4
Warrants	26	—	—	26
Investment Companies	34,326	—	—	34,326
Short-Term Investments	—	5,289	—	5,289
Total Investments	$2,601,206	$5,289	$2,610	$2,609,105
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,426	$—	$—	$1,426

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$52,523	$457,338	$475,535	$7	$34,326	34,325,733
NORTHERN FUNDS QUARTERLY REPORT     179    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.5%
Aerospace & Defense – 1.3%
Boeing (The) Co.*	177,095	$35,653
General Dynamics Corp. (New York Exchange)	74,477	15,526
Howmet Aerospace, Inc.	121,842	3,878
Huntington Ingalls Industries, Inc.	12,918	2,412
L3Harris Technologies, Inc.	63,047	13,444
Lockheed Martin Corp.	78,847	28,023
Northrop Grumman Corp.	47,876	18,532
Raytheon Technologies Corp.	479,561	41,271
Textron, Inc.	70,844	5,469
TransDigm Group, Inc.*	16,809	10,695
		174,903
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	41,739	4,492
Expeditors International of Washington, Inc.	54,565	7,328
FedEx Corp.	78,508	20,305
United Parcel Service, Inc., Class B	234,226	50,204
		82,329
Airlines – 0.2%
Alaska Air Group, Inc.*	40,258	2,098
American Airlines Group, Inc.*	208,463	3,744
Delta Air Lines, Inc.*	206,017	8,051
Southwest Airlines Co.*	190,317	8,153
United Airlines Holdings, Inc.*	102,373	4,482
		26,528
Auto Components – 0.1%
Aptiv PLC*	86,911	14,336
BorgWarner, Inc. (New York Exchange)	77,357	3,486
		17,822
Automobiles – 2.5%
Ford Motor Co.	1,261,137	26,194
General Motors Co.*	466,446	27,348
Tesla, Inc.*	260,985	275,803
		329,345
Banks – 3.9%
Bank of America Corp.	2,310,244	102,783
Citigroup, Inc.	637,415	38,493
Citizens Financial Group, Inc.	136,863	6,467
Comerica, Inc.	42,097	3,662
Fifth Third Bancorp	217,717	9,482
First Republic Bank	57,576	11,890
Huntington Bancshares, Inc.	464,498	7,163
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Banks – 3.9%continued
JPMorgan Chase & Co.	948,213	$150,150
KeyCorp	299,046	6,917
M&T Bank Corp.	41,296	6,342
People's United Financial, Inc.	134,708	2,400
PNC Financial Services Group (The), Inc.	135,387	27,148
Regions Financial Corp.	306,079	6,672
Signature Bank (New York Exchange)	19,476	6,300
SVB Financial Group*	18,852	12,786
Truist Financial Corp.	427,262	25,016
U.S. Bancorp	433,470	24,348
Wells Fargo & Co.	1,280,901	61,458
Zions Bancorp N.A.	50,190	3,170
		512,647
Beverages – 1.4%
Brown-Forman Corp., Class B	58,072	4,231
Coca-Cola (The) Co.	1,246,817	73,824
Constellation Brands, Inc., Class A	52,524	13,182
Molson Coors Beverage Co., Class B	60,682	2,813
Monster Beverage Corp.*	120,691	11,591
PepsiCo, Inc.	443,505	77,041
		182,682
Biotechnology – 1.8%
AbbVie, Inc.	567,179	76,796
Amgen, Inc.	180,627	40,636
Biogen, Inc.*	47,184	11,320
Gilead Sciences, Inc.	401,956	29,186
Incyte Corp.*	60,413	4,434
Moderna, Inc.*	113,314	28,780
Regeneron Pharmaceuticals, Inc.*	33,961	21,447
Vertex Pharmaceuticals, Inc.*	81,670	17,935
		230,534
Building Products – 0.5%
A.O. Smith Corp.	42,974	3,689
Allegion PLC	28,874	3,824
Carrier Global Corp.	277,845	15,070
Fortune Brands Home & Security, Inc.	43,562	4,657
Johnson Controls International PLC	226,831	18,444
Masco Corp.	78,311	5,499
Trane Technologies PLC	76,310	15,417
		66,600
Capital Markets – 3.0%
Ameriprise Financial, Inc.	35,955	10,846

EQUITY FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Capital Markets – 3.0%continued
Bank of New York Mellon (The) Corp.	242,894	$14,107
BlackRock, Inc.	45,852	41,980
Cboe Global Markets, Inc.	34,256	4,467
Charles Schwab (The) Corp.	482,988	40,619
CME Group, Inc.	115,458	26,377
FactSet Research Systems, Inc.	12,093	5,877
Franklin Resources, Inc.	90,678	3,037
Goldman Sachs Group (The), Inc.	108,773	41,611
Intercontinental Exchange, Inc.	181,010	24,757
Invesco Ltd.	109,905	2,530
MarketAxess Holdings, Inc.	12,211	5,022
Moody's Corp.	51,935	20,285
Morgan Stanley	460,153	45,169
MSCI, Inc.	26,483	16,226
Nasdaq, Inc.	37,492	7,874
Northern Trust Corp.(1)	66,515	7,956
Raymond James Financial, Inc.	59,549	5,979
S&P Global, Inc.	77,229	36,447
State Street Corp.	117,477	10,925
T. Rowe Price Group, Inc.	72,207	14,199
		386,290
Chemicals – 1.8%
Air Products and Chemicals, Inc.	71,098	21,632
Albemarle Corp.	37,575	8,784
Celanese Corp.	34,923	5,869
CF Industries Holdings, Inc.	68,882	4,875
Corteva, Inc.	234,584	11,091
Dow, Inc.	235,971	13,384
DuPont de Nemours, Inc.	166,446	13,446
Eastman Chemical Co.	43,139	5,216
Ecolab, Inc.	80,059	18,781
FMC Corp.	40,679	4,470
International Flavors & Fragrances, Inc.	81,738	12,314
Linde PLC	164,339	56,932
LyondellBasell Industries N.V., Class A	84,221	7,768
Mosaic (The) Co.	119,495	4,695
PPG Industries, Inc.	76,245	13,148
Sherwin-Williams (The) Co.	77,239	27,201
		229,606
Commercial Services & Supplies – 0.4%
Cintas Corp.	28,106	12,456
Copart, Inc.*	68,573	10,397
Republic Services, Inc.	67,201	9,371
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Commercial Services & Supplies – 0.4%continued
Rollins, Inc.	72,604	$2,484
Waste Management, Inc.	123,068	20,540
		55,248
Communications Equipment – 0.9%
Arista Networks, Inc.*	72,060	10,359
Cisco Systems, Inc.	1,353,225	85,754
F5, Inc.*	19,361	4,738
Juniper Networks, Inc.	103,036	3,679
Motorola Solutions, Inc.	54,181	14,721
		119,251
Construction & Engineering – 0.0%
Quanta Services, Inc.	45,774	5,248
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	20,048	8,832
Vulcan Materials Co.	42,645	8,852
		17,684
Consumer Finance – 0.6%
American Express Co.	201,558	32,975
Capital One Financial Corp.	136,760	19,842
Discover Financial Services	94,142	10,879
Synchrony Financial	174,367	8,089
		71,785
Containers & Packaging – 0.3%
Amcor PLC	492,266	5,912
Avery Dennison Corp.	26,457	5,730
Ball Corp.	104,064	10,018
International Paper Co.	124,448	5,846
Packaging Corp. of America	30,647	4,173
Sealed Air Corp.	47,589	3,211
Westrock Co.	84,403	3,744
		38,634
Distributors – 0.1%
Genuine Parts Co.	45,592	6,392
LKQ Corp.	86,151	5,172
Pool Corp.	12,832	7,263
		18,827
Diversified Financial Services – 1.3%
Berkshire Hathaway, Inc., Class B*	587,673	175,714
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	2,290,339	56,342

NORTHERN FUNDS QUARTERLY REPORT     181    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Diversified Telecommunication Services – 1.0%continued
Lumen Technologies, Inc.	296,049	$3,716
Verizon Communications, Inc.	1,328,002	69,003
		129,061
Electric Utilities – 1.6%
Alliant Energy Corp.	80,414	4,943
American Electric Power Co., Inc.	161,777	14,393
Duke Energy Corp.	247,166	25,928
Edison International	122,038	8,329
Entergy Corp.	64,542	7,271
Evergy, Inc.	73,819	5,065
Eversource Energy	110,423	10,046
Exelon Corp.	314,345	18,156
FirstEnergy Corp.	175,270	7,289
NextEra Energy, Inc.	630,343	58,849
NRG Energy, Inc.	78,852	3,397
Pinnacle West Capital Corp.	36,334	2,565
PPL Corp.	241,006	7,244
Southern (The) Co.	340,474	23,350
Xcel Energy, Inc.	172,980	11,711
		208,536
Electrical Equipment – 0.5%
AMETEK, Inc.	74,100	10,896
Eaton Corp. PLC	128,033	22,127
Emerson Electric Co.	191,972	17,847
Generac Holdings, Inc.*	20,214	7,114
Rockwell Automation, Inc.	37,146	12,958
		70,942
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	191,293	16,730
CDW Corp.	43,607	8,930
Corning, Inc.	246,783	9,188
IPG Photonics Corp.*	11,354	1,954
Keysight Technologies, Inc.*	58,860	12,155
TE Connectivity Ltd.	104,463	16,854
Teledyne Technologies, Inc.*	14,989	6,549
Trimble, Inc.*	79,969	6,973
Zebra Technologies Corp., Class A*	17,172	10,221
		89,554
Energy Equipment & Services – 0.2%
Baker Hughes Co.	280,977	6,761
Halliburton Co.	286,852	6,560
Schlumberger N.V.	450,888	13,504
		26,825
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Entertainment – 1.7%
Activision Blizzard, Inc.	249,662	$16,610
Electronic Arts, Inc.	90,873	11,986
Live Nation Entertainment, Inc.*	43,413	5,196
Netflix, Inc.*	142,079	85,594
Take-Two Interactive Software, Inc.*	37,048	6,584
Walt Disney (The) Co.*	582,889	90,284
		216,254
Equity Real Estate Investment Trusts – 2.7%
Alexandria Real Estate Equities, Inc.	45,302	10,101
American Tower Corp.	146,294	42,791
AvalonBay Communities, Inc.	44,594	11,264
Boston Properties, Inc.	45,278	5,215
Crown Castle International Corp.	138,844	28,982
Digital Realty Trust, Inc.	91,176	16,126
Duke Realty Corp.	121,039	7,945
Equinix, Inc.	28,926	24,467
Equity Residential	109,652	9,923
Essex Property Trust, Inc.	20,908	7,364
Extra Space Storage, Inc.	43,020	9,754
Federal Realty Investment Trust	22,491	3,066
Healthpeak Properties, Inc.	171,284	6,182
Host Hotels & Resorts, Inc.*	229,728	3,995
Iron Mountain, Inc.	93,208	4,878
Kimco Realty Corp.	197,503	4,868
Mid-America Apartment Communities, Inc. (New York Exchange)	36,996	8,488
Prologis, Inc.	236,999	39,901
Public Storage (New York Exchange)	49,018	18,360
Realty Income Corp.	180,744	12,939
Regency Centers Corp.	49,185	3,706
SBA Communications Corp.	34,941	13,593
Simon Property Group, Inc. (New York Exchange)	105,555	16,865
UDR, Inc.	93,361	5,601
Ventas, Inc.	128,179	6,553
Vornado Realty Trust	51,193	2,143
Welltower, Inc. (New York Exchange)	139,844	11,994
Weyerhaeuser Co.	239,843	9,877
		346,941
Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	141,680	80,432
Kroger (The) Co.	217,585	9,848
Sysco Corp.	164,640	12,932

EQUITY FUNDS    182    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Food & Staples Retailing – 1.4%continued
Walgreens Boots Alliance, Inc.	230,497	$12,023
Walmart, Inc.	456,200	66,007
		181,242
Food Products – 0.9%
Archer-Daniels-Midland Co.	179,791	12,152
Campbell Soup Co.	63,977	2,781
Conagra Brands, Inc.	152,045	5,192
General Mills, Inc.	194,574	13,110
Hershey (The) Co.	46,683	9,032
Hormel Foods Corp.	90,527	4,419
J.M. Smucker (The) Co.	34,850	4,733
Kellogg Co.	82,166	5,293
Kraft Heinz (The) Co.	228,189	8,192
Lamb Weston Holdings, Inc.	46,703	2,960
McCormick & Co., Inc. (Non Voting)	80,138	7,742
Mondelez International, Inc., Class A	446,769	29,625
Tyson Foods, Inc., Class A	94,739	8,258
		113,489
Gas Utilities – 0.0%
Atmos Energy Corp.	42,127	4,414
Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	567,300	79,842
ABIOMED, Inc.*	14,624	5,252
Align Technology, Inc.*	23,532	15,465
Baxter International, Inc.	160,870	13,809
Becton Dickinson and Co.	92,274	23,205
Boston Scientific Corp.*	456,120	19,376
Cooper (The) Cos., Inc.	15,837	6,635
Danaher Corp.	203,985	67,113
DENTSPLY SIRONA, Inc.	70,309	3,922
Dexcom, Inc.*	31,135	16,718
Edwards Lifesciences Corp.*	200,097	25,923
Hologic, Inc.*	81,602	6,247
IDEXX Laboratories, Inc.*	27,151	17,878
Intuitive Surgical, Inc.*	114,431	41,115
Medtronic PLC	431,607	44,650
ResMed, Inc.	46,818	12,195
STERIS PLC	32,130	7,821
Stryker Corp.	107,505	28,749
Teleflex, Inc.	15,050	4,944
West Pharmaceutical Services, Inc.	23,806	11,165
Zimmer Biomet Holdings, Inc.	67,102	8,525
		460,549
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Health Care Providers & Services – 2.8%
AmerisourceBergen Corp.	48,107	$6,393
Anthem, Inc.	77,771	36,050
Cardinal Health, Inc.	90,501	4,660
Centene Corp.*	187,437	15,445
Cigna Corp.	106,151	24,375
CVS Health Corp.	424,087	43,749
DaVita, Inc.*	20,921	2,380
HCA Healthcare, Inc.	76,924	19,763
Henry Schein, Inc.*	44,564	3,455
Humana, Inc.	41,283	19,150
Laboratory Corp. of America Holdings*	30,738	9,658
McKesson Corp.	49,065	12,196
Quest Diagnostics, Inc.	39,327	6,804
UnitedHealth Group, Inc.	302,245	151,769
Universal Health Services, Inc., Class B	23,463	3,042
		358,889
Health Care Technology – 0.1%
Cerner Corp.	94,482	8,775
Hotels, Restaurants & Leisure – 2.0%
Booking Holdings, Inc.*	13,193	31,653
Caesars Entertainment, Inc.*	68,718	6,427
Carnival Corp.*	257,290	5,177
Chipotle Mexican Grill, Inc.*	9,039	15,802
Darden Restaurants, Inc.	41,699	6,281
Domino's Pizza, Inc.	11,684	6,594
Expedia Group, Inc.*	46,922	8,480
Hilton Worldwide Holdings, Inc.*	88,986	13,881
Las Vegas Sands Corp.*	110,728	4,168
Marriott International, Inc., Class A*	87,922	14,528
McDonald's Corp.	239,639	64,240
MGM Resorts International	125,090	5,614
Norwegian Cruise Line Holdings Ltd.*	119,221	2,473
Penn National Gaming, Inc.*	53,357	2,766
Royal Caribbean Cruises Ltd.*	72,210	5,553
Starbucks Corp.	378,351	44,256
Wynn Resorts Ltd.*	33,897	2,883
Yum! Brands, Inc.	94,131	13,071
		253,847
Household Durables – 0.4%
D.R. Horton, Inc. (New York Exchange)	103,781	11,255
Garmin Ltd.	48,793	6,644
Lennar Corp., Class A	87,395	10,152

NORTHERN FUNDS QUARTERLY REPORT     183    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Household Durables – 0.4%continued
Mohawk Industries, Inc.*	17,618	$3,210
Newell Brands, Inc.	121,863	2,661
NVR, Inc.*	1,052	6,216
PulteGroup, Inc.	81,368	4,651
Whirlpool Corp.	19,505	4,577
		49,366
Household Products – 1.4%
Church & Dwight Co., Inc.	78,461	8,042
Clorox (The) Co.	39,344	6,860
Colgate-Palmolive Co.	270,651	23,098
Kimberly-Clark Corp.	108,096	15,449
Procter & Gamble (The) Co.	776,570	127,031
		180,480
Independent Power & Renewable Electricity Producers – 0.0%
AES (The) Corp.	214,592	5,215
Industrial Conglomerates – 1.0%
3M Co.	185,076	32,875
General Electric Co.	352,771	33,326
Honeywell International, Inc.	220,738	46,026
Roper Technologies, Inc.	33,897	16,673
		128,900
Insurance – 1.8%
Aflac, Inc.	195,483	11,414
Allstate (The) Corp.	92,073	10,832
American International Group, Inc.	265,492	15,096
Aon PLC, Class A	70,770	21,271
Arthur J. Gallagher & Co.	66,563	11,294
Assurant, Inc.	18,279	2,849
Brown & Brown, Inc.	75,417	5,300
Chubb Ltd.	138,373	26,749
Cincinnati Financial Corp.	47,828	5,449
Everest Re Group Ltd.	12,624	3,458
Globe Life, Inc.	29,732	2,787
Hartford Financial Services Group (The), Inc.	109,330	7,548
Lincoln National Corp.	54,537	3,723
Loews Corp.	64,459	3,723
Marsh & McLennan Cos., Inc.	161,664	28,100
MetLife, Inc.	229,692	14,353
Principal Financial Group, Inc.	79,153	5,725
Progressive (The) Corp.	187,921	19,290
Prudential Financial, Inc.	120,449	13,037
Travelers (The) Cos., Inc.	79,010	12,360
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Insurance – 1.8%continued
W.R. Berkley Corp.	44,754	$3,687
Willis Towers Watson PLC	40,017	9,504
		237,549
Interactive Media & Services – 6.3%
Alphabet, Inc., Class A*	96,460	279,448
Alphabet, Inc., Class C*	89,747	259,691
Match Group, Inc.*	91,127	12,052
Meta Platforms, Inc., Class A*	759,211	255,361
Twitter, Inc. (New York Exchange)*	257,174	11,115
		817,667
Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc.*	139,931	466,578
eBay, Inc.	201,580	13,405
Etsy, Inc.*	40,733	8,918
		488,901
IT Services – 4.5%
Accenture PLC, Class A	202,638	84,004
Akamai Technologies, Inc.*	52,203	6,110
Automatic Data Processing, Inc.	135,109	33,315
Broadridge Financial Solutions, Inc.	37,270	6,814
Cognizant Technology Solutions Corp., Class A	168,776	14,974
DXC Technology Co.*	81,166	2,613
EPAM Systems, Inc.*	18,224	12,182
Fidelity National Information Services, Inc.	194,978	21,282
Fiserv, Inc.*	190,726	19,795
FleetCor Technologies, Inc.*	26,068	5,835
Gartner, Inc.*	26,425	8,834
Global Payments, Inc.	93,208	12,600
International Business Machines Corp.	288,100	38,507
Jack Henry & Associates, Inc.	23,873	3,986
Mastercard, Inc., Class A	278,306	100,001
Paychex, Inc.	103,128	14,077
PayPal Holdings, Inc.*	376,922	71,080
VeriSign, Inc.*	31,040	7,879
Visa, Inc., Class A	538,018	116,594
		580,482
Leisure Products – 0.0%
Hasbro, Inc.	41,619	4,236
Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	97,147	15,510
Bio-Rad Laboratories, Inc., Class A*	6,933	5,238

EQUITY FUNDS    184    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Life Sciences Tools & Services – 1.4%continued
Bio-Techne Corp.	12,619	$6,528
Charles River Laboratories International, Inc.*	16,225	6,113
Illumina, Inc.*	50,208	19,101
IQVIA Holdings, Inc.*	61,308	17,298
Mettler-Toledo International, Inc.*	7,345	12,466
PerkinElmer, Inc.	40,531	8,149
Thermo Fisher Scientific, Inc.	126,397	84,337
Waters Corp.*	19,606	7,305
		182,045
Machinery – 1.5%
Caterpillar, Inc.	173,427	35,854
Cummins, Inc.	45,891	10,011
Deere & Co.	90,637	31,079
Dover Corp.	45,740	8,306
Fortive Corp.	115,113	8,782
IDEX Corp.	24,379	5,761
Illinois Tool Works, Inc.	91,712	22,635
Ingersoll Rand, Inc.	130,892	8,098
Otis Worldwide Corp.	136,614	11,895
PACCAR, Inc.	111,499	9,841
Parker-Hannifin Corp.	41,463	13,190
Pentair PLC	53,389	3,899
Snap-on, Inc.	17,243	3,714
Stanley Black & Decker, Inc.	52,358	9,876
Westinghouse Air Brake Technologies Corp.	59,977	5,524
Xylem, Inc.	58,005	6,956
		195,421
Media – 1.0%
Charter Communications, Inc., Class A*	39,737	25,907
Comcast Corp., Class A	1,462,153	73,590
Discovery, Inc., Class A*	54,500	1,283
Discovery, Inc., Class C*	97,817	2,240
DISH Network Corp., Class A*	80,192	2,601
Fox Corp., Class A	103,071	3,803
Fox Corp., Class B	45,943	1,575
Interpublic Group of (The) Cos., Inc.	126,759	4,747
News Corp., Class A	125,941	2,810
News Corp., Class B	39,347	885
Omnicom Group, Inc.	68,335	5,007
ViacomCBS, Inc., Class B	195,146	5,890
		130,338
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	471,794	$19,688
Newmont Corp.	256,099	15,883
Nucor Corp.	91,862	10,486
		46,057
Multiline Retail – 0.5%
Dollar General Corp.	74,954	17,677
Dollar Tree, Inc.*	72,252	10,153
Target Corp.	156,785	36,286
		64,116
Multi-Utilities – 0.7%
Ameren Corp.	82,734	7,364
CenterPoint Energy, Inc.	202,044	5,639
CMS Energy Corp.	93,090	6,055
Consolidated Edison, Inc.	113,661	9,698
Dominion Energy, Inc.	260,198	20,441
DTE Energy Co.	61,387	7,338
NiSource, Inc.	126,182	3,484
Public Service Enterprise Group, Inc.	162,369	10,835
Sempra Energy	102,561	13,567
WEC Energy Group, Inc.	101,015	9,806
		94,227
Oil, Gas & Consumable Fuels – 2.5%
APA Corp.	116,663	3,137
Chevron Corp.	618,042	72,527
ConocoPhillips	421,958	30,457
Coterra Energy, Inc.	261,606	4,970
Devon Energy Corp.	202,267	8,910
Diamondback Energy, Inc.	54,818	5,912
EOG Resources, Inc.	187,953	16,696
Exxon Mobil Corp.	1,357,819	83,085
Hess Corp.	88,757	6,571
Kinder Morgan, Inc.	626,081	9,930
Marathon Oil Corp.	250,125	4,107
Marathon Petroleum Corp.	196,742	12,589
Occidental Petroleum Corp.	284,973	8,261
ONEOK, Inc.	143,165	8,412
Phillips 66	140,765	10,200
Pioneer Natural Resources Co.	72,926	13,264
Valero Energy Corp.	131,336	9,865
Williams (The) Cos., Inc.	390,093	10,158
		319,051
Personal Products – 0.2%
Estee Lauder (The) Cos., Inc., Class A	74,441	27,558

NORTHERN FUNDS QUARTERLY REPORT     185    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co.	711,593	$44,368
Catalent, Inc.*	54,850	7,023
Eli Lilly & Co.	254,724	70,360
Johnson & Johnson	844,725	144,507
Merck & Co., Inc.	811,415	62,187
Organon & Co.	81,787	2,490
Pfizer, Inc.	1,800,950	106,346
Viatris, Inc.	389,518	5,270
Zoetis, Inc.	151,597	36,994
		479,545
Professional Services – 0.4%
Equifax, Inc.	39,195	11,476
IHS Markit Ltd.	127,667	16,969
Jacobs Engineering Group, Inc.	41,344	5,756
Leidos Holdings, Inc.	45,082	4,008
Nielsen Holdings PLC	115,595	2,371
Robert Half International, Inc.	35,787	3,991
Verisk Analytics, Inc.	51,657	11,816
		56,387
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	107,464	11,661
Road & Rail – 0.9%
CSX Corp.	712,418	26,787
JB Hunt Transport Services, Inc.	26,882	5,495
Norfolk Southern Corp.	78,158	23,268
Old Dominion Freight Line, Inc.	29,927	10,725
Union Pacific Corp.	206,029	51,905
		118,180
Semiconductors & Semiconductor Equipment – 6.3%
Advanced Micro Devices, Inc.*	387,395	55,746
Analog Devices, Inc.	172,180	30,264
Applied Materials, Inc.	289,606	45,572
Broadcom, Inc.	132,061	87,875
Enphase Energy, Inc.*	43,338	7,928
Intel Corp.	1,304,775	67,196
KLA Corp.	48,709	20,950
Lam Research Corp.	45,232	32,529
Microchip Technology, Inc.	178,240	15,518
Micron Technology, Inc.	359,365	33,475
Monolithic Power Systems, Inc.	13,918	6,866
NVIDIA Corp.	802,102	235,906
NXP Semiconductors N.V.	85,435	19,460
Qorvo, Inc.*	35,402	5,537
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Semiconductors & Semiconductor Equipment – 6.3%continued
QUALCOMM, Inc.	359,322	$65,709
Skyworks Solutions, Inc.	52,847	8,199
SolarEdge Technologies, Inc.*	16,870	4,733
Teradyne, Inc.	52,373	8,565
Texas Instruments, Inc.	296,254	55,835
Xilinx, Inc.	79,637	16,885
		824,748
Software – 9.5%
Adobe, Inc. (NASDAQ Exchange)*	152,630	86,550
ANSYS, Inc. (NASDAQ Exchange)*	28,041	11,248
Autodesk, Inc. (NASDAQ Exchange)*	70,628	19,860
Cadence Design Systems, Inc.*	89,071	16,598
Ceridian HCM Holding, Inc.*	43,514	4,546
Citrix Systems, Inc.	39,992	3,783
Fortinet, Inc.*	43,606	15,672
Intuit, Inc. (NASDAQ Exchange)	90,819	58,417
Microsoft Corp.	2,409,007	810,197
NortonLifeLock, Inc.	185,690	4,824
Oracle Corp.	518,153	45,188
Paycom Software, Inc.*	15,466	6,421
PTC, Inc.*	33,982	4,117
salesforce.com, Inc.*	314,061	79,812
ServiceNow, Inc.*	63,769	41,393
Synopsys, Inc.*	49,010	18,060
Tyler Technologies, Inc.*	13,155	7,077
		1,233,763
Specialty Retail – 2.4%
Advance Auto Parts, Inc.	20,241	4,855
AutoZone, Inc.*	6,736	14,121
Bath & Body Works, Inc.	84,931	5,927
Best Buy Co., Inc.	71,109	7,225
CarMax, Inc.*	52,137	6,790
Gap (The), Inc.	69,294	1,223
Home Depot (The), Inc.	338,524	140,491
Lowe's Cos., Inc.	221,989	57,380
O'Reilly Automotive, Inc.*	21,640	15,283
Ross Stores, Inc.	114,057	13,034
TJX (The) Cos., Inc.	386,351	29,332
Tractor Supply Co.	36,570	8,726
Ulta Beauty, Inc.*	17,461	7,200
		311,587
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	5,000,866	888,004

EQUITY FUNDS    186    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Technology Hardware, Storage & Peripherals – 7.1%continued
Hewlett Packard Enterprise Co.	420,337	$6,629
HP, Inc.	370,260	13,947
NetApp, Inc.	71,807	6,605
Seagate Technology Holdings PLC	65,788	7,433
Western Digital Corp.*	100,105	6,528
		929,146
Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc., Class B	409,887	68,316
PVH Corp.	22,398	2,388
Ralph Lauren Corp.	15,756	1,873
Tapestry, Inc.	88,347	3,587
Under Armour, Inc., Class A*	60,540	1,283
Under Armour, Inc., Class C*	67,275	1,213
VF Corp.	104,654	7,663
		86,323
Tobacco – 0.6%
Altria Group, Inc.	590,422	27,980
Philip Morris International, Inc.	499,345	47,438
		75,418
Trading Companies & Distributors – 0.2%
Fastenal Co.	184,213	11,801
United Rentals, Inc.*	23,245	7,724
W.W. Grainger, Inc.	13,895	7,201
		26,726
Water Utilities – 0.1%
American Water Works Co., Inc.	58,120	10,977
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.*	188,590	21,873
Total Common Stocks
(Cost $3,618,782)		12,948,938

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	36,365,742	36,366
Total Investment Companies
(Cost $36,366)		36,366

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.04%, 1/27/22(4) (5)	$21,960	$21,959
	Total Short-Term Investments
	(Cost $21,959)	21,959

	Total Investments – 99.9%
	(Cost $3,677,107)	13,007,263
	Other Assets less Liabilities – 0.1%	7,107
	NET ASSETS – 100.0%	$13,014,370

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	223	$53,057	Long	3/22	$774
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.5%
Investment Companies	0.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     187    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued	December 31, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$12,948,938	$—	$—	$12,948,938
Investment Companies	36,366	—	—	36,366
Short-Term Investments	—	21,959	—	21,959
Total Investments	$12,985,304	$21,959	$—	$13,007,263
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$774	$—	$—	$774

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$227,739	$283,117	$474,490	$—	$—	$20	$36,366	36,365,742
Northern Trust Corp.	7,127	26	177	946	34	142	7,956	66,515
Total	$234,866	$283,143	$474,667	$946	$34	$162	$44,322	36,432,257
EQUITY FUNDS    188    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. QUALITY ESG FUND	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 0.2%
Hexcel Corp.*	19,268	$998
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	18,942	2,544
Automobiles – 1.9%
Tesla, Inc.*	9,171	9,692
Banks – 4.1%
Bank of America Corp.	85,923	3,823
Citigroup, Inc.	90,361	5,457
JPMorgan Chase & Co.	36,819	5,830
SVB Financial Group*	4,595	3,116
Zions Bancorp N.A.	37,635	2,377
		20,603
Beverages – 1.9%
Coca-Cola (The) Co.	157,595	9,331
Biotechnology – 3.0%
AbbVie, Inc.	23,290	3,154
Amgen, Inc.	25,125	5,652
Gilead Sciences, Inc.	33,738	2,450
Moderna, Inc.*	2,872	729
Vertex Pharmaceuticals, Inc.*	12,379	2,718
		14,703
Building Products – 1.2%
Johnson Controls International PLC	31,128	2,531
Lennox International, Inc.	830	269
Trane Technologies PLC	15,201	3,071
		5,871
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	7,413	1,220
Ameriprise Financial, Inc.	9,495	2,864
Bank of New York Mellon (The) Corp.	54,008	3,137
BlackRock, Inc.	3,649	3,341
Janus Henderson Group PLC	56,659	2,376
		12,938
Chemicals – 0.8%
Dow, Inc.	8,646	490
Sherwin-Williams (The) Co.	10,512	3,702
		4,192
Commercial Services & Supplies – 0.2%
Rollins, Inc.	30,777	1,053
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Communications Equipment – 0.9%
Cisco Systems, Inc.	43,432	$2,752
Motorola Solutions, Inc.	6,576	1,787
		4,539
Construction & Engineering – 0.4%
AECOM*	28,793	2,227
Consumer Finance – 2.3%
Ally Financial, Inc.	43,483	2,070
American Express Co.	28,493	4,661
Discover Financial Services	21,788	2,518
SLM Corp.	15,964	314
Synchrony Financial	39,310	1,824
		11,387
Distributors – 0.6%
Pool Corp.	4,843	2,741
Diversified Consumer Services – 0.5%
Terminix Global Holdings, Inc.*	54,042	2,444
Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc., Class B*	3,804	1,138
Voya Financial, Inc.	29,153	1,933
		3,071
Diversified Telecommunication Services – 0.3%
Verizon Communications, Inc.	25,940	1,348
Electric Utilities – 0.6%
Exelon Corp.	55,894	3,228
Electrical Equipment – 1.2%
Acuity Brands, Inc.	14,066	2,978
Rockwell Automation, Inc.	8,653	3,019
		5,997
Electronic Equipment, Instruments & Components – 0.3%
Zebra Technologies Corp., Class A*	2,101	1,250
Entertainment – 0.6%
Activision Blizzard, Inc.	13,840	921
World Wrestling Entertainment, Inc., Class A	43,320	2,137
		3,058
Equity Real Estate Investment Trusts – 3.6%
American Tower Corp.	16,899	4,943
AvalonBay Communities, Inc.	5,888	1,487
Equity Residential	3,351	303
Healthpeak Properties, Inc.	71,306	2,574
Iron Mountain, Inc.	18,462	966
Kilroy Realty Corp.	31,848	2,117

NORTHERN FUNDS QUARTERLY REPORT     189    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Equity Real Estate Investment Trusts – 3.6%continued
Prologis, Inc.	20,469	$3,446
Weyerhaeuser Co.	53,019	2,183
		18,019
Food Products – 0.7%
General Mills, Inc.	37,597	2,533
Kellogg Co.	18,241	1,175
		3,708
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	3,271	460
Edwards Lifesciences Corp.*	9,990	1,294
Hologic, Inc.*	32,417	2,482
IDEXX Laboratories, Inc.*	4,423	2,912
Quidel Corp.*	1,738	235
ResMed, Inc.	6,029	1,571
West Pharmaceutical Services, Inc.	3,341	1,567
		10,521
Health Care Providers & Services – 3.7%
Amedisys, Inc.*	13,991	2,265
Cardinal Health, Inc.	34,286	1,765
DaVita, Inc.*	6,265	713
Henry Schein, Inc.*	27,749	2,151
Laboratory Corp. of America Holdings*	8,864	2,785
McKesson Corp.	6,158	1,531
Molina Healthcare, Inc.*	4,796	1,526
Quest Diagnostics, Inc.	16,371	2,832
UnitedHealth Group, Inc.	5,520	2,772
		18,340
Health Care Technology – 0.8%
Cerner Corp.	34,595	3,213
Veeva Systems, Inc., Class A*	3,613	923
		4,136
Hotels, Restaurants & Leisure – 0.4%
Domino's Pizza, Inc.	1,913	1,079
Yum! Brands, Inc.	4,743	659
		1,738
Household Durables – 0.1%
Tempur Sealy International, Inc.	14,798	696
Household Products – 2.2%
Clorox (The) Co.	7,145	1,246
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Household Products – 2.2%continued
Colgate-Palmolive Co.	39,060	$3,333
Procter & Gamble (The) Co.	37,767	6,178
		10,757
Industrial Conglomerates – 0.9%
3M Co.	25,286	4,492
Insurance – 3.0%
Aflac, Inc.	44,069	2,573
Allstate (The) Corp.	14,588	1,716
American International Group, Inc.	9,101	518
Aon PLC, Class A	6,285	1,889
Hanover Insurance Group (The), Inc.	4,720	619
Lincoln National Corp.	12,691	866
Loews Corp.	7,565	437
Marsh & McLennan Cos., Inc.	2,809	488
MetLife, Inc.	46,165	2,885
Prudential Financial, Inc.	14,526	1,572
Travelers (The) Cos., Inc.	9,003	1,409
		14,972
Interactive Media & Services – 6.8%
Alphabet, Inc., Class A*	6,448	18,680
Alphabet, Inc., Class C*	3,116	9,016
Meta Platforms, Inc., Class A*	18,268	6,145
		33,841
Internet & Direct Marketing Retail – 2.3%
Amazon.com, Inc.*	2,732	9,110
eBay, Inc.	8,164	543
Etsy, Inc.*	8,209	1,797
		11,450
IT Services – 5.0%
Accenture PLC, Class A	16,625	6,892
Cognizant Technology Solutions Corp., Class A	3,057	271
International Business Machines Corp.	37,803	5,053
Jack Henry & Associates, Inc.	1,981	331
Kyndryl Holdings, Inc.*	7,560	137
Mastercard, Inc., Class A	26,244	9,430
Visa, Inc., Class A	10,937	2,370
Western Union (The) Co.	32,104	572
		25,056
Leisure Products – 0.2%
YETI Holdings, Inc.*	14,930	1,237

EQUITY FUNDS    190    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Life Sciences Tools & Services – 2.0%
Agilent Technologies, Inc.	16,745	$2,673
Mettler-Toledo International, Inc.*	1,735	2,945
Thermo Fisher Scientific, Inc.	3,007	2,006
Waters Corp.*	6,319	2,355
		9,979
Machinery – 1.9%
AGCO Corp.	1,988	231
Cummins, Inc.	7,511	1,638
Fortive Corp.	21,835	1,666
Illinois Tool Works, Inc.	10,248	2,529
Pentair PLC	20,382	1,489
Woodward, Inc.	17,874	1,956
		9,509
Media – 1.7%
Comcast Corp., Class A	9,639	485
Discovery, Inc., Class A*	10,908	257
Interpublic Group of (The) Cos., Inc.	66,784	2,501
New York Times (The) Co., Class A	43,641	2,108
Omnicom Group, Inc.	10,100	740
Sirius XM Holdings, Inc.	393,599	2,499
		8,590
Metals & Mining – 0.3%
Newmont Corp.	23,631	1,466
Multiline Retail – 0.4%
Kohl's Corp.	8,584	424
Target Corp.	5,898	1,365
		1,789
Oil, Gas & Consumable Fuels – 0.4%
Antero Midstream Corp.	60,479	585
APA Corp.	31,943	859
Texas Pacific Land Corp.	265	331
		1,775
Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	11,059	690
Eli Lilly & Co.	17,246	4,764
Johnson & Johnson	20,994	3,591
Organon & Co.	6,924	211
Pfizer, Inc.	18,839	1,112
Zoetis, Inc.	4,269	1,042
		11,410
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Professional Services – 0.9%
Nielsen Holdings PLC	99,658	$2,044
Robert Half International, Inc.	23,933	2,669
		4,713
Real Estate Management & Development – 1.0%
CBRE Group, Inc., Class A*	27,636	2,999
Jones Lang LaSalle, Inc.*	6,620	1,783
		4,782
Road & Rail – 0.2%
CSX Corp.	23,534	885
Semiconductors & Semiconductor Equipment – 6.4%
Applied Materials, Inc.	28,858	4,541
Enphase Energy, Inc.*	4,652	851
First Solar, Inc.*	5,943	518
Intel Corp.	162,051	8,346
Lam Research Corp.	1,536	1,105
NVIDIA Corp.	31,087	9,143
QUALCOMM, Inc.	2,264	414
Texas Instruments, Inc.	37,605	7,087
		32,005
Software – 11.1%
Adobe, Inc.*	6,461	3,664
Autodesk, Inc.*	4,583	1,289
Cadence Design Systems, Inc.*	13,570	2,529
Citrix Systems, Inc.	19,304	1,826
Intuit, Inc.	9,531	6,130
Manhattan Associates, Inc.*	6,217	967
Microsoft Corp.	89,108	29,969
Oracle Corp.	76,108	6,637
Teradata Corp.*	30,983	1,316
VMware, Inc., Class A	8,841	1,024
		55,351
Specialty Retail – 4.6%
Best Buy Co., Inc.	20,616	2,095
Home Depot (The), Inc.	25,631	10,637
Lowe's Cos., Inc.	23,586	6,096
TJX (The) Cos., Inc.	14,220	1,079
Ulta Beauty, Inc.*	2,260	932
Williams-Sonoma, Inc.	13,787	2,332
		23,171

NORTHERN FUNDS QUARTERLY REPORT     191    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	184,484	$32,759
HP, Inc.	67,866	2,556
		35,315
Textiles, Apparel & Luxury Goods – 1.2%
Carter's, Inc.	9,743	986
Deckers Outdoor Corp.*	529	194
Hanesbrands, Inc.	111,297	1,861
NIKE, Inc., Class B	17,113	2,852
		5,893
Trading Companies & Distributors – 1.3%
Fastenal Co.	49,890	3,196
W.W. Grainger, Inc.	6,153	3,189
		6,385
Total Common Stocks
(Cost $377,500)		495,196

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	2,600,619	2,601
Total Investment Companies
(Cost $2,601)		2,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.04%, 1/27/22(3) (4)	$405	$405
	Total Short-Term Investments
	(Cost $405)	405

	Total Investments – 99.9%
	(Cost $380,506)	498,202
	Other Assets less Liabilities – 0.1%	268
	NET ASSETS – 100.0%	$498,470

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$1,903	Long	3/22	$(8)
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.3%
Investment Companies	0.5%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$495,196	$—	$—	$495,196
Investment Companies	2,601	—	—	2,601
Short-Term Investments	—	405	—	405
Total Investments	$497,797	$405	$—	$498,202
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(8)	$—	$—	$(8)

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    192    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$283	$132,062	$129,744	$—*	$2,601	2,600,619

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     193    EQUITY FUNDS